UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                811-08941

The Vantagepoint Funds
(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240
(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant 777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(202) 962-4600

Date of fiscal year end:	12/31/07

Date of reporting period:	09/30/07

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULES OF INVESTMENTS

September 30, 2007

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Funds

Schedules of Investments by Fund

Money Market	1
Low Duration Bond	2
Inflation Protected Securities	7
Asset Allocation	8
Equity Income	15
Growth & Income	19
Growth	24
Aggressive Opportunities	28
International	32
Core Bond Index	38
500 Stock Index	52
Broad Market Index	59
Mid/Small Company Index	85
Overseas Equity Index	109
Model Portfolio Savings Oriented	121
Model Portfolio Conservative Growth	122
Model Portfolio Traditional Growth	123
Model Portfolio Long-Term Growth	124
Model Portfolio All-Equity Growth	125
Milestone Retirement Income	126
Milestone 2010	127
Milestone 2015	128
Milestone 2020	129
Milestone 2025	130
Milestone 2030	131
Milestone 2035	132
Milestone 2040	133

Notes to the Schedules of Investments	134

This complete schedule of portfolio holdings is part of the Vantagepoint Funds Form N-Q filing and available on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Money Market Fund	Shares	Value
MUTUAL FUNDS—99.7%
AIM Short-Term Investments Trust Liquid Assets Portfolio (Cost $292,289,504)	292,289,504	$292,289,504
TOTAL INVESTMENTS—99.7%
(Cost $292,289,504)		292,289,504
Other assets less liabilities—0.3%		888,729
NET ASSETS—100.0%		$293,178,233

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—36.0%
Automotive—0.1%
General Motors Acceptance Corporation, Global Note
5.125%	05/09/2008	†	$729,000	$723,335
Banking—23.8%
AIG SunAmerica Global Financing VII, Senior Note, 144A
5.850%	08/01/2008	*	700,000	702,454
American Express Centurion Bank, Note
5.913%	12/17/2009	#	2,410,000	2,400,266
American Express Travel Related Services Co., Inc., Senior Note, 144A
5.250%	11/21/2011	*	8,000,000	7,997,360
Bank of America Corporation, Note
4.500%	08/01/2010		5,210,000	5,161,286
Bank of America Corporation, Subordinated Note
6.600%	05/15/2010		400,000	414,270
Bank of America Corporation, Subordinated Note
6.375%	02/15/2008		930,000	933,164
Bank One NA, Note
3.700%	01/15/2008		1,015,000	1,010,927
Barclays Bank PLC, Note (United Kingdom)
5.450%	09/12/2012		12,440,000	12,503,942
Capital One Bank, Note
4.250%	12/01/2008		5,000,000	4,943,920
Caterpillar Financial Services Corp., Series F, Note, (MTN)
3.750%	05/15/2009		3,065,000	3,002,548
CIT Group, Inc., Global Note
4.250%	02/01/2010		380,000	361,155
CIT Group, Inc., Note, (MTN)
5.640%	08/17/2009	#	3,200,000	3,057,542
CIT Group, Inc., Senior Note
5.824%	03/12/2010	#	6,480,000	6,135,692
Citigroup, Inc., Global Note
3.625%	02/09/2009		4,000,000	3,930,876
Citigroup, Inc., Note
6.200%	03/15/2009		7,915,000	8,051,993
Eksportfinans A/S, Note, (MTN) (Norway)
4.750%	12/15/2008		5,100,000	5,120,150
Eksportfinans A/S, Note, (MTN) (Norway)
4.375%	07/15/2009		2,500,000	2,495,017
General Electric Capital Corp., Note, (MTN)
4.875%	10/21/2010		5,810,000	5,808,600
General Electric Capital Corp., Series A, Note, (MTN)
4.250%	09/13/2010		4,600,000	4,516,832
Glitnir Banki HF, Note, 144A (Iceland)
6.375%	09/25/2012	*	11,270,000	11,308,341
HSBC Finance Corp., Note
4.750%	05/15/2009		6,080,000	6,043,708
Inter-American Development Bank, Global Note (Supra National)
5.375%	11/18/2008		2,000,000	2,018,346
Inter-American Development Bank, Note (Supra National)
6.375%	10/22/2007		2,136,000	2,137,625
JPMorgan Chase & Co., Note
5.375%	10/01/2012		8,725,000	8,743,802
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
5.250%	05/19/2009		3,885,000	3,935,754
Kreditanstalt fuer Wiederaufbau, Note (Germany)
4.875%	10/19/2009		2,975,000	3,000,252
Marshall & Ilsley Corp., Senior Note
5.626%	08/17/2009		8,700,000	8,746,049
Santander US Debt SA Unipersonal, Senior Note, 144A (Spain)
5.729%	11/20/2009	*#	2,500,000	2,491,470
SLM Corp., Series A, Note, (MTN)
5.495%	07/27/2009	#	$7,000,000	$6,731,683
SLM Corporation, Note, (MTN)
4.000%	01/15/2009		3,175,000	3,061,046
Svensk Exportkredit AB, Note (Sweden)
4.500%	09/27/2010		5,385,000	5,383,024
Wachovia Bank NA, Bank Note
7.800%	08/18/2010		6,500,000	6,968,150
Washington Mutual, Inc., Note
5.660%	01/15/2010	#	4,500,000	4,366,472
Wells Fargo & Company, Note
4.125%	03/10/2008		3,560,000	3,536,710
Wells Fargo & Company, Senior Note
4.000%	08/15/2008		2,585,000	2,558,656
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010		1,000,000	983,784
				160,562,866
Beverages, Food & Tobacco—0.2%
Smithfield Foods, Inc., Senior Note
8.000%	10/15/2009		1,275,000	1,322,813
Computer Software & Processing—0.6%
Hewlett-Packard Co., Senior Note
5.754%	06/15/2010	#	2,500,000	2,489,670
Unisys Corp., Senior Note
6.875%	03/15/2010		1,390,000	1,358,725
				3,848,395
Containers & Packaging—0.0%
Ball Corp., Senior Note
6.875%	12/15/2012		100,000	101,750
Cosmetics & Personal Care—0.4%
Gillette Co. (The), Note
3.800%	09/15/2009		2,760,000	2,730,051
Electric Utilities—0.8%
Allegheny Energy Supply Company LLC
7.800%	03/15/2011		160,000	168,800
Duke Energy Corp., Senior Note
4.200%	10/01/2008		5,030,000	4,980,173
PSEG Energy Holdings LLC, Senior Note
8.625%	02/15/2008		521,000	526,320
				5,675,293
Financial Services—4.4%
Allstate Life Global Fund Trust, Series 2004-1, Note
4.500%	05/29/2009		5,000,000	4,971,535
ASIF Global Financing, Senior Note 144A
3.850%	11/26/2007	*	380,000	379,042
Countrywide Home Loans, Inc., Note, (MTN)
4.125%	09/15/2009		6,514,000	5,989,630
Ford Motor Credit Company, Note
7.250%	10/25/2011		785,000	736,262
Hutchison Whampoa International 03/33 Ltd., Guaranteed Note, 144A (Cayman Islands)
5.450%	11/24/2010	*	1,500,000	1,512,233
Merrill Lynch & Co., Inc., Note, (MTN)
4.831%	10/27/2008		2,540,000	2,510,076
Principal Life Global Funding I, Note, 144A
3.625%	04/30/2008	*	550,000	543,120
Principal Life Global Funding I, Note, 144A, (MTN)
2.800%	06/26/2008	*	4,500,000	4,407,129
Svensk Exportkredit AB, Note (Sweden)
4.625%	02/17/2009		2,760,000	2,765,172

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
TIAA Global Markets 144A
3.875%	01/22/2008	*	$6,000,000	$5,971,206
				29,785,405
Home Construction, Furnishings & Appliances—0.2%
KB Home, Senior Subordinated Note
8.625%	12/15/2008		1,260,000	1,261,575
Insurance—0.5%
American International Group, Inc., Note
4.700%	10/01/2010		2,040,000	2,024,463
ASIF Global Financing, Senior Note, 144A
3.900%	10/22/2008	*	1,220,000	1,202,847
				3,227,310
Lodging—0.2%
MGM Mirage, Senior Note
6.000%	10/01/2009		1,320,000	1,316,700
Media—Broadcasting & Publishing—0.8%
Clear Channel Communications, Inc., Global Note
4.250%	05/15/2009		750,000	715,162
Echostar DBS Corporation, Note
5.750%	10/01/2008		1,345,000	1,348,363
Gannett Co., Inc., Senior Note
4.125%	06/15/2008		3,430,000	3,397,535
				5,461,060
Oil & Gas—0.9%
ConocoPhillips Co., Note
8.750%	05/25/2010		2,773,000	3,023,765
Pemex Project Funding Master Trust, Note
7.875%	02/01/2009		2,900,000	3,009,078
				6,032,843
Pharmaceuticals—0.1%
Abbott Laboratories, Note
5.375%	05/15/2009		1,050,000	1,060,976
Telephone Systems—2.4%
America Movil SA de CV, Senior Note, 144A (Mexico)
5.300%	06/27/2008	*#	1,565,000	1,565,313
Ameritech Capital Funding, Note
6.250%	05/18/2009		1,570,000	1,608,479
BellSouth Corp., Note
4.200%	09/15/2009		3,262,000	3,213,709
SBC Communications, Inc., Global Note
4.125%	09/15/2009		5,505,000	5,417,927
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009		1,550,000	1,574,704
Telecom Italia Capital SA, Series A, Senior Note (Luxembourg)
4.000%	11/15/2008		2,970,000	2,928,999
				16,309,131
Transportation—0.6%
CSX Corporation, Note
6.250%	10/15/2008		2,500,000	2,524,650
Royal Caribbean Cruises Ltd., Senior Note
7.000%	10/15/2007		1,305,000	1,305,000
				3,829,650
TOTAL CORPORATE OBLIGATIONS
(Cost $243,419,349)				243,249,153

U.S. GOVERNMENT AGENCY OBLIGATIONS—10.6%
U.S. Government Agencies—4.7%
Federal Home Loan Bank
0.000%	10/19/2007		$1,800,000	$1,795,400
Federal National Mortgage Association
5.789%	10/01/2036	#	3,492,704	3,531,597
5.500%	07/09/2010		5,000,000	5,050,090
4.375%	09/13/2010		21,312,000	21,288,685
				31,665,772
U.S. Government Agencies—Mortgage Backed—5.9%
Federal Home Loan Mortgage Corporation
5.699%	11/01/2036	#	8,116,021	8,188,808
5.388%	03/01/2036	#	4,396,780	4,409,319
4.389%	10/01/2034	#	4,792,713	4,730,412
Federal Home Loan Mortgage Corporation, Series 2885, Class DK
3.500%	10/15/2012		1,485,678	1,478,802
Federal Home Loan Mortgage Corporation, Series 2891, Class LN
4.250%	06/15/2024		2,382,351	2,366,101
Federal National Mortgage Association
5.576%	12/01/2036	#	5,341,438	5,373,851
5.082%	09/01/2034	#	538,327	537,096
5.080%	10/01/2034	#	4,661,391	4,651,576
4.956%	10/01/2034	#	5,723,749	5,691,754
4.894%	09/01/2034	#	438,081	436,003
4.728%	10/01/2034	#	797,004	788,280
Federal National Mortgage Association, Series 2004-81, Class KG
3.500%	05/25/2012		895,341	891,548
				39,543,550
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $71,409,069)				71,209,322

U.S. TREASURY OBLIGATIONS—8.1%
U.S. Treasury Notes—8.1%
U.S. Treasury Note
4.875%	08/15/2009	**	1,469,000	1,493,102
4.750%	02/15/2010		4,060,000	4,130,417
4.625%	11/15/2009		10,650,000	10,791,453
4.500%	05/15/2010		4,640,000	4,699,814
4.250%	11/30/2007		12,680,000	12,688,927
4.000%	08/31/2009		4,210,000	4,214,277
3.875%	09/15/2010		16,607,000	16,547,331
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $54,108,859)				54,565,321

SOVEREIGN DEBT OBLIGATIONS—1.3%
Government Issued—1.3%
New Brunswick Province (Canada)
3.500%	10/23/2007		2,678,000	2,676,979
Ontario Electricity Financial Corp. (Canada)
6.100%	01/30/2008		2,949,000	2,964,273
Republic of South Africa (South Africa)
9.125%	05/19/2009	†	2,750,000	2,928,750
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $8,549,805)				8,570,002

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—29.5%
Automotive—14.8%
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
3.580%	01/15/2009		$3,544,562	$3,532,274
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class A4A, 144A
5.320%	03/20/2010	*	6,400,000	6,407,843
Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4
4.940%	07/15/2012		7,061,000	7,046,587
Carmax Auto Owner Trust, Series 2007-1, Class B
5.340%	10/15/2012		3,000,000	2,963,700
Carmax Auto Owner Trust, Series 2007-2, Class A3
5.230%	12/15/2011		3,000,000	3,008,915
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A3
5.130%	05/15/2011		2,200,000	2,200,625
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4
5.110%	04/15/2014		2,200,000	2,200,150
Daimler Chrysler Auto Trust, Series 2004-C, Class A4
3.280%	12/08/2009		594,470	588,118
Daimler Chrysler Auto Trust, Series 2006-C, Class A3
5.020%	07/08/2010		2,500,000	2,497,607
Ford Credit Auto Owner Trust, Series 2005-A, Class A3
3.480%	11/15/2008		93,436	93,376
Ford Credit Auto Owner Trust, Series 2005-A, Class B
3.880%	01/15/2010		2,600,000	2,574,084
Ford Credit Auto Owner Trust, Series 2005-B, Class A3
4.170%	01/15/2009		489,103	488,662
Ford Credit Auto Owner Trust, Series 2006-A, Class A3
5.050%	03/15/2010		953,456	952,178
Ford Credit Auto Owner Trust, Series 2006-B, Class A2B
5.770%	07/15/2009	#	1,186,736	1,186,466
Ford Credit Auto Owner Trust, Series 2006-B, Class A3
5.260%	10/15/2010		5,650,000	5,654,553
Harley-Davidson Motorcycle Trust, Series 2006-3, Class A3
5.240%	01/15/2012		3,060,000	3,062,696
Harley-Davidson Motorcycle Trust, Series 2007-2, Class A4
5.120%	08/15/2013		4,725,000	4,717,207
Hertz Vehicle Financing LLC, Series 2004-1A, Class A4, 144A
3.230%	05/25/2009	*	5,000,000	4,876,573
Honda Auto Receivables Owner Trust, Series 2004-3, Class A4
3.280%	02/18/2010		4,000,000	3,958,809
Honda Auto Receivables Owner Trust, Series 2005-3, Class A3
3.870%	04/20/2009		1,251,318	1,245,035
Honda Auto Receivables Owner Trust, Series 2005-3, Class A4
4.030%	12/20/2010		7,400,000	7,321,324
Household Automotive Trust, Series 2006-1, Class A3
5.430%	06/17/2011		$3,791,698	$3,799,202
Long Beach Auto Receivables Trust, Series 2006-B, Class A3
5.170%	08/15/2011		4,350,000	4,347,682
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A-5
3.210%	03/16/2009		800,512	799,876
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4
2.760%	07/15/2009		2,161,129	2,143,639
Nissan Auto Receivables Owner Trust, Series 2005-B, Class A4
4.180%	10/15/2010		1,000,000	988,441
Triad Auto Receivables Owner Trust, Series 2006-A, Class A3
4.770%	01/12/2011		2,757,855	2,750,221
USAA Auto Owner Trust, Series 2004-3, Class A4
3.530%	06/15/2011		6,013,387	5,955,066
USAA Auto Owner Trust, Series 2006-4, Class A2
5.160%	11/16/2009		810,850	810,296
USAA Auto Owner Trust, Series 2007-2, Class A3
4.900%	02/15/2012	‡	4,500,000	4,500,000
Wachovia Auto Owner Trust, Series 2004-B, Class A4
3.440%	03/21/2011		2,600,000	2,580,261
Wachovia Auto Owner Trust, Series 2005-B, Class A4
4.840%	04/20/2011		4,525,000	4,511,166
				99,762,632
Credit Cards—12.4%
Bank of America Mortgage Securities, Series 2004-L, Class 1A1
4.217%	01/25/2035	#	3,299,762	3,330,122
Bank One Issuance Trust, Series 2003-A9, Class A9
3.860%	06/15/2011		1,500,000	1,484,354
Bank One Issuance Trust, Series 2004-A6, Class A6
3.940%	04/16/2012		1,000,000	985,638
Capital One Multi-Asset Execution Trust, Series 2005-A8, Class A
4.400%	08/15/2011		2,150,000	2,139,748
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4
3.650%	07/15/2011		7,955,000	7,861,079
Capital One Multi-Asset Execution Trust, Series 2006-2A, Class A
4.850%	11/15/2013		2,500,000	2,500,158
Chase Issuance Trust, Series 2005-10A, Class A10
4.650%	12/17/2012		6,970,000	6,937,281
Chase Issuance Trust, Series 2007-15A, Class A
4.960%	09/17/2012	‡	17,255,000	17,264,436
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6
2.900%	05/17/2010		4,965,000	4,899,226
Citibank Credit Card Issuance Trust, Series 2007-A5, Class A5
5.500%	06/22/2012		7,965,000	8,083,643
Discover Card Master Trust I, Series 2007-A, Class A1
5.330%	08/15/2012		1,950,000	1,939,325

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET BACKED SECURITIES—(Continued)
FPL Recovery Funding LLC, Series 2007-A, Class A1
5.053%	02/01/2013	‡	$3,070,000	$3,070,480
GE Capital Credit Card Master Note Trust, Series 2007-3, Class A2
5.400%	06/15/2013		7,915,000	8,033,814
MBNA Credit Card Master Note Trust, Series 2003-6A, Class A
2.750%	10/15/2010		1,500,000	1,479,065
MBNA Credit Card Master Note Trust, Series 2005-A1, Class A
4.200%	09/15/2010		5,000,000	4,977,707
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1
4.900%	07/15/2011		8,870,000	8,883,073
				83,869,149
Equipment—0.7%
GE Dealer Floorplan Master Note Trust, Series 2006-1, Class A
5.506%	04/20/2011	#	5,150,000	5,055,964
Utilities—1.6%
California Infrastructure PG&E-1, Series 1997-1, Class A8
6.480%	12/26/2009		1,091,800	1,095,525
California Infrastructure SCE-1, Series 1997-1, Class A7
6.420%	12/26/2009		1,398,378	1,400,964
Peco Energy Transition Trust, Series 2000-A, Class A3
7.625%	03/01/2010		7,164,000	7,437,736
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A2
3.870%	06/25/2011		665,914	659,609
				10,593,834
TOTAL ASSET BACKED SECURITIES
(Cost $199,438,876)				199,281,579

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—12.0%
Mortgage Backed—12.0%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1
5.952%	03/25/2037	#	7,463,605	7,518,644
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A2
3.869%	02/11/2041		5,490,000	5,406,819
Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-C3, Class A3
4.302%	07/15/2036		1,000,000	988,133
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A2
5.017%	08/15/2038		3,950,000	3,943,277
First Horizon Asset Securities, Inc., Series 2005-AR4, Class IIA1
5.329%	10/25/2035	#	4,403,796	4,382,225
GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2
4.353%	06/10/2048		2,350,000	2,316,828
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.538%	10/25/2035		4,431,183	4,388,881
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2
4.761%	09/25/2034	#	$2,923,673	$2,903,280
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
5.301%	12/19/2035	#	6,652,433	6,662,922
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A2
4.207%	11/15/2027		5,800,000	5,743,842
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
4.719%	12/25/2034	#	3,779,858	3,737,276
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1
5.910%	03/12/2034		2,237,088	2,253,837
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
4.042%	04/25/2034	#	762,016	752,214
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A
5.382%	05/25/2035	#	4,559,637	4,592,345
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class IIA1
7.223%	10/19/2034	#	760,527	769,102
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
3.307%	03/25/2044	#	1,003,475	987,243
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2
4.380%	10/15/2041		4,465,321	4,408,066
WaMu Mortgage Pass Through Certificates, Series 2007-HY7, Class 2A1
5.893%	06/25/2037	#	10,564,590	10,722,692
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
3.539%	09/25/2034		2,057,764	2,019,467
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.573%	12/25/2034	#	2,436,046	2,421,859
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class IIA1
4.366%	05/25/2035	#	4,267,100	4,239,782
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $80,766,282)				81,158,734

CASH EQUIVALENTS—0.5%
Institutional Money Market Funds—0.0%
Reserve Primary Money Market Fund
5.380%	10/01/2007	††	255,592	255,592
Bank & Certificate Deposits/ Offshore Time Deposits—0.5%
ABN Amro Bank NV
4.970%	10/24/2007	††	94,165	94,165
Bank of Montreal
5.520%	10/15/2007	††	40,357	40,357
Bank of Nova Scotia
5.540%	10/17/2007	††	40,357	40,357
Bank of Nova Scotia
5.340%	10/19/2007	††	107,618	107,618
Bank of Nova Scotia
5.000%	10/25/2007	††	53,809	53,809
Barclays
5.330%	10/15/2007	††	67,261	67,261
Barclays
5.330%	11/05/2007	††	67,261	67,261

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Low Duration
Bond Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Barclays
5.320%	10/09/2007	††	$26,904	$26,904
BNP Paribas
5.420%	10/15/2007	††	26,904	26,904
BNP Paribas
5.200%	10/01/2007	††	134,522	134,522
BNP Paribas
5.000%	10/25/2007	††	94,165	94,165
Calyon
5.500%	10/16/2007	††	40,357	40,357
Calyon
5.330%	11/07/2007	††	40,357	40,357
Calyon
5.250%	10/01/2007	††	269,044	269,044
Canadian Imperial Bank of Commerce
5.340%	11/09/2007	††	40,357	40,357
Dexia Group
5.100%	11/05/2007	††	40,357	40,357
Fortis Bank
5.250%	10/01/2007	††	80,713	80,713
Lloyds TSB Bank
5.650%	10/12/2007	††	107,618	107,618
Merrill Lynch & Company
4.950%	10/01/2007	††	215,235	215,235
Morgan Stanley & Company
4.950%	10/01/2007	††	188,331	188,331
National Australia Bank
5.190%	10/01/2007	††	242,139	242,139
Nordea Bank Finland PLC
5.450%	10/23/2007	††	67,261	67,261
Rabobank Nederland
5.000%	10/04/2007	††	40,356	40,356
Rabobank Nederland
4.910%	10/03/2007	††	80,713	80,713
Royal Bank of Scotland
5.450%	10/19/2007	††	40,356	40,356
Royal Bank of Scotland
5.430%	10/26/2007	††	67,261	67,261
Royal Bank of Scotland
5.330%	11/07/2007	††	26,904	26,904
Societe Generale
5.120%	11/01/2007	††	67,261	67,261
Societe Generale
4.950%	10/22/2007	††	53,809	53,809
Svenska Handlesbanken
5.200%	10/01/2007	††	282,704	282,704
Toronto Dominion Bank
5.610%	10/12/2007	††	80,713	80,713
Toronto Dominion Bank
5.320%	10/03/2007	††	67,261	67,261
Toronto Dominion Bank
5.320%	10/09/2007	††	53,809	53,809
UBS AG
5.450%	10/22/2007	††	40,356	40,356
UBS AG
5.370%	11/08/2007	††	40,356	40,356
UBS Finance AG
5.580%	10/01/2007	††	40,356	40,356
				3,067,307
Floating Rate Instruments/Master Notes—0.0%
Wells Fargo
5.450%	10/12/2007	††	$67,261	$67,261
TOTAL CASH EQUIVALENTS
(Cost $3,390,160)				3,390,160

REPURCHASE AGREEMENTS—1.3%
State Street Bank & Trust Company Repurchase Agreement dated 09/28/2007 due 10/01/2007, with a maturity value of $8,926,969 and effective yield of 4.15% collateralized by U.S. Government Agency Obligations with rates ranging from 4.183% to 4.281%, maturity of 07/01/2033 and an aggregate market value of $9,103,279.			8,923,883	8,923,883
TOTAL INVESTMENTS—99.3%
(Cost $670,006,283)				670,348,154
Other assets less liabilities—0.7%				4,391,168
NET ASSETS—100.0%				$674,739,322

Legend to the Schedule of Investments:

†	Denotes all or a portion of security on loan.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 7.36% of Total Investments.

#	Rate is subject to change. Rate shown reflects current rate.

**	Security has been pledged as collateral for futures contracts.

‡	Security valued at fair value as determined by policies approved by the board of directors.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Inflation Protected
Securities Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.2%
Banking—0.1%
Royal Bank of Scotland Group PLC, Perpetual Bond (FRN) (United Kingdom)
7.092%	09/29/2017		$100,000	$146,747
Financial Services—0.1%
Goldman Sachs Group, Inc., Subordinated Note
6.750%	10/01/2037		100,000	100,949
TOTAL CORPORATE OBLIGATIONS
(Cost $240,703)				247,696

U.S. GOVERNMENT AGENCY OBLIGATIONS—1.3%
U.S. Government Agencies—Mortgage Backed—1.3%
Federal Home Loan Mortgage Corporation
6.500%	04/01/2035		111,759	114,343
5.000%	11/01/2017		49,161	48,375
Federal National Mortgage Association
7.500%	01/01/2034		348,994	363,843
7.000%	02/01/2013		96,801	99,774
6.500%	05/01/2035		152,687	156,267
6.000%	12/01/2013- 10/01/2017		156,250	158,632
5.500%	03/01/2037- 05/01/2037		899,910	881,602
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,828,023)				1,822,836

U.S. TREASURY OBLIGATIONS—98.4%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
3.775%	12/13/2007	*	100,000	99,213
U.S. Treasury Bonds—1.1%
U.S. Treasury Bond
2.375%	01/15/2027		1,549,380	1,568,749
U.S. Treasury Inflation Protected Securities Bonds—82.9%
U.S. Treasury Bond
3.000%	07/15/2012		10,426,770	10,855,248
2.625%	07/15/2017		904,554	932,680
2.500%	07/15/2016		3,249,099	3,310,530
2.375%	04/15/2011- 01/15/2025		50,192,885	50,618,678
2.000%	07/15/2014- 01/15/2026		36,040,897	34,981,550
1.875%	07/15/2015		3,362,689	3,274,684
1.625%	01/15/2015		3,850,912	3,685,446
0.875%	04/15/2010		13,282,564	12,845,700
				120,504,516
U.S. Treasury Inflation Protected Securities Notes—14.3%
U.S. Treasury Note
4.250%	01/15/2010		2,352,390	2,464,314
3.875%	01/15/2009		6,033,213	6,158,595
3.500%	01/15/2011		1,196,840	1,249,390
3.375%	01/15/2012		1,173,120	1,233,977
1.875%	07/15/2013		9,867,192	9,713,027
				20,819,303
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $142,482,986)				142,991,781

COMMERCIAL PAPER—0.2%
Financial Services—0.2%
Barclays U.S. Funding Corp.
5.520%	10/15/2007
(Cost $299,264)			$300,000	$299,264

REPURCHASE AGREEMENTS—10.0%
State Street Bank & Trust Company Repurchase Agreement, dated 09/28/2007, due 10/01/2007, with a maturity value of $14,533,150 and an effective yield of 4.15%, collateralized by a U.S. Government Agency Obligation, with a rate of 6.252%, a maturity date of 11/15/2033, and an aggregate market value of $14,818,967.			14,528,126	14,528,126
TOTAL INVESTMENTS—110.1%
(Cost $159,379,102)				159,889,703
Other assets less liabilities—(10.1%)				(14,633,539)
NET ASSETS—100.0%				$145,256,164

Legend to the Schedule of Investments:

FRN	Floating Rate Note

*	Security has been pledged as collateral for futures contracts.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—78.1%
Advertising—0.1%
Interpublic Group, Inc. *	18,883	$196,006
Monster Worldwide, Inc. *	5,522	188,079
Omnicom Group	15,836	761,553
		1,145,638
Aerospace & Defense—1.9%
Goodrich Corporation	5,239	357,457
Boeing Company (The)	35,548	3,732,185
General Dynamics Corporation	18,179	1,535,580
Honeywell International, Inc.	34,314	2,040,654
Lockheed Martin Corporation	16,028	1,738,878
Northrop Grumman Corporation	15,444	1,204,632
Textron, Inc.	11,678	726,488
United Technologies Corporation	44,656	3,593,915
		14,929,789
Airlines—0.3%
FedEx Corporation	13,970	1,463,357
Southwest Airlines Company	35,312	522,618
		1,985,975
Apparel Retailers—0.3%
Abercrombie & Fitch Company Class A	3,919	316,263
Gap (The), Inc.	23,455	432,510
Kohl’s Corporation *	15,275	875,716
Ltd. Brands, Inc.	15,296	350,125
Nordstrom, Inc. †	9,341	437,999
		2,412,613
Automotive—0.6%
Autonation, Inc. *	6,006	106,426
Ford Motor Company *†	93,188	791,166
General Motors Corporation	24,816	910,747
Genuine Parts Company	7,626	381,300
Goodyear Tire & Rubber Company (The) *	9,249	281,262
Harley-Davidson, Inc. †	12,041	556,415
ITT Corporation †	8,141	553,018
Paccar, Inc.	11,173	952,498
		4,532,832
Banking—8.4%
American Capital Strategies Ltd. †	8,091	345,728
American Express Company	54,639	3,243,917
BB&T Corporation	24,341	983,133
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR (Spain)	1	23
Bank of America Corporation	201,110	10,109,800
Bank of New York Mellon Corporation	51,278	2,263,411
Capital One Financial Corporation	18,547	1,232,077
CIT Group, Inc.	8,779	352,916
Citigroup, Inc.	225,600	10,528,752
Comerica, Inc.	7,218	370,139
Commerce Bancorp, Inc. †	8,448	327,613
Discover Financial Services *	23,907	497,266
Fannie Mae	43,894	2,669,194
Fifth Third Bancorp †	24,353	825,080
First Horizon National Corporation †	5,539	147,670
Freddie Mac	30,144	1,778,797
Hudson City Bancorp, Inc.	22,136	340,452
Huntington Bancshares, Inc.	15,606	264,990
JPMorgan Chase & Company	154,714	$7,088,995
Keycorp	17,811	575,830
M&T Bank Corporation	3,525	364,661
Marshall & IIsley Corporation †	11,451	501,210
National City Corporation	28,078	704,477
Northern Trust Corporation	8,606	570,320
PNC Financial Services Group, Inc.	15,480	1,054,188
Regions Financial Corporation †	32,130	947,192
SLM Corporation	18,334	910,650
Sovereign Bancorp, Inc.	16,575	282,438
State Street Corporation	17,423	1,187,552
SunTrust Banks, Inc.	16,396	1,240,685
Synovus Financial Corporation	14,677	411,690
U.S. Bancorp	79,260	2,578,328
Wachovia Corporation	86,411	4,333,512
Washington Mutual, Inc. †	40,172	1,418,473
Wells Fargo & Company	151,795	5,406,938
Zions Bancorporation	4,920	337,856
		66,195,953
Beverages, Food & Tobacco—4.0%
Altria Group, Inc.	95,456	6,637,056
Anheuser-Busch Companies, Inc.	34,115	1,705,409
Archer-Daniels-Midland Company	28,680	948,734
Brown-Forman Corporation Class B	3,664	274,470
Campbell Soup Company	9,478	350,686
Coca-Cola Company (The)	90,663	5,210,403
Coca-Cola Enterprises, Inc.	13,492	326,776
ConAgra Foods, Inc.	22,835	596,679
Constellation Brands, Inc. Class A *	8,617	208,618
Dean Foods Company	5,320	136,086
General Mills, Inc.	15,679	909,539
Hershey Company (The) †	7,857	364,643
HJ Heinz Company	14,736	680,803
Kellogg Company	11,725	656,600
Kraft Foods, Inc. Class A	72,431	2,499,594
McCormick & Company, Inc.	5,813	209,094
Molson Coors Brewing Company Class B	2,910	290,040
Pepsi Bottling Group, Inc.	5,916	219,898
Pepsico, Inc.	73,509	5,385,269
Reynolds American, Inc. †	7,455	474,063
Sara Lee Corporation	33,530	559,616
Supervalu, Inc.	8,705	339,582
Sysco Corporation	27,245	969,650
Tyson Foods, Inc. Class A	11,069	197,582
UST, Inc. †	7,153	354,789
WM Wrigley Jr. Company	9,736	625,343
		31,131,022
Building Materials—0.6%
Home Depot, Inc.	77,768	2,522,794
Lowe’s Companies, Inc.	68,926	1,931,307
Vulcan Materials Company †	4,399	392,171
		4,846,272
Chemicals—1.2%
Air Products & Chemicals, Inc.	9,858	963,718
Avery Dennison Corporation	4,917	280,367
Dow Chemical Company (The)	42,576	1,833,323
Eastman Chemical Company	3,534	235,824
EI Du Pont de Nemours & Company	41,425	2,053,023
Hercules, Inc.	4,386	92,194
International Flavors & Fragrances, Inc.	3,888	205,520
Monsanto Company	24,779	2,124,551

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
PPG Industries, Inc.	7,259	$548,417
Praxair, Inc.	14,140	1,184,366
Sealed Air Corporation	7,079	180,939
		9,702,242
Coal—0.1%
Consol Energy, Inc.	7,673	357,562
Peabody Energy Corporation	11,507	550,840
		908,402
Commercial Services—0.6%
Akamai Technologies, Inc. *	7,142	205,190
Allied Waste Industries, Inc. *	10,555	134,576
Cintas Corporation	6,084	225,716
Convergys Corporation *	6,879	119,419
Equifax, Inc.	6,441	245,531
Fluor Corporation	3,836	552,307
H&R Block, Inc.	14,400	304,992
Moody’s Corporation	10,766	542,606
Paychex, Inc.	15,453	633,573
Robert Half International, Inc.	7,514	224,368
RR Donnelley & Sons Company	9,448	345,419
Ryder System, Inc. †	2,780	136,220
Waste Management, Inc.	24,315	917,648
		4,587,565
Communications—0.9%
Avaya, Inc. *	20,276	343,881
Ciena Corporation *†	3,922	149,350
L-3 Communications Holdings, Inc. †	5,664	578,521
Motorola, Inc.	105,079	1,947,114
Network Appliance, Inc. *	16,442	442,454
Qualcomm, Inc.	75,261	3,180,530
Tellabs, Inc. *	19,893	189,381
		6,831,231
Computer Software & Processing—4.3%
Adobe Systems, Inc. *	26,395	1,152,406
Affiliated Computer Services, Inc. Class A *	5,278	265,167
Autodesk, Inc. *	10,178	508,595
Automatic Data Processing, Inc.	24,523	1,126,341
BMC Software, Inc. *	9,424	294,312
CA, Inc.	18,395	473,119
Citrix Systems, Inc. *	7,947	320,423
Cognizant Technology Solutions Corporation *	6,159	491,303
Computer Sciences Corporation *	8,286	463,187
Compuware Corporation *	17,089	137,054
Electronic Arts, Inc. *	13,954	781,284
Electronic Data Systems Corporation	22,586	493,278
Fidelity National Information Services, Inc.	7,010	311,034
Fiserv, Inc. *	8,200	417,052
Google, Inc. Class A *	10,381	5,888,830
IMS Health, Inc.	8,795	269,479
Intuit, Inc. *	15,593	472,468
Juniper Networks, Inc. *	23,865	873,698
Microsoft Corporation	368,418	10,853,594
NCR Corporation *	8,056	401,189
Novell, Inc. *	17,011	129,964
Oracle Corporation *	177,668	3,846,512
Sun Microsystems, Inc. *†	161,703	907,154
Symantec Corporation *	43,490	$842,836
Unisys Corporation *	13,879	91,879
VeriSign, Inc. *	10,507	354,506
Yahoo!, Inc. *	58,773	1,577,467
		33,744,131
Computers & Information—3.7%
3M Company	32,718	3,061,750
Apple Computer, Inc. *	39,375	6,045,637
Dell, Inc. *	102,515	2,829,414
EMC Corporation *	95,328	1,982,822
Hewlett-Packard Company	117,484	5,849,528
International Business Machines Corporation	61,865	7,287,697
International Game Technology	14,815	638,526
Jabil Circuit, Inc.	8,930	203,961
Lexmark International, Inc. *	4,793	199,053
Pitney Bowes, Inc.	10,038	455,926
SanDisk Corporation *	9,800	539,980
Solectron Corporation *	40,230	156,897
		29,251,191
Containers & Packaging—0.1%
Ball Corporation	4,556	244,885
Temple-Inland, Inc.	4,945	260,255
		505,140
Cosmetics & Personal Care—1.7%
Avon Products, Inc.	19,873	745,834
Clorox Company	6,602	402,656
Colgate-Palmolive Company	22,691	1,618,322
Ecolab, Inc.	8,001	377,647
Estee Lauder Companies (The), Inc. Class A	5,057	214,720
Procter & Gamble Company	142,354	10,013,180
		13,372,359
Education—0.0%
Apollo Group, Inc. Class A *	6,172	371,246
Electric Utilities—2.6%
AES Corporation (The) *	28,796	577,072
Allegheny Energy, Inc. *	7,132	372,718
Ameren Corporation †	9,010	473,025
American Electric Power Company, Inc.	17,957	827,459
CMS Energy Corporation	9,922	166,888
Centerpoint Energy, Inc. †	13,537	216,998
Consolidated Edison, Inc.	12,180	563,934
Constellation Energy Group, Inc.	7,847	673,194
DTE Energy Company †	7,766	376,185
Dominion Resources, Inc.	13,433	1,132,402
Duke Energy Corporation	55,876	1,044,322
Dynegy, Inc. Class A *	20,516	189,568
Edison International	14,281	791,881
Entergy Corporation	9,154	991,287
Exelon Corporation	30,358	2,287,779
FPL Group, Inc.	18,300	1,114,104
FirstEnergy Corporation	14,589	924,067
Integrys Energy Group, Inc. †	3,300	169,059
NiSource, Inc.	11,857	226,943
PG&E Corporation	15,829	756,626
PPL Corporation	17,328	802,286
Pinnacle West Capital Corporation	4,372	172,738
Progress Energy, Inc.	11,761	551,003
Public Service Enterprise Group, Inc.	11,416	1,004,494
Sempra Energy	11,832	687,676

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Southern Company (The)	33,551	$1,217,230
TXU Corporation	20,371	1,394,802
TECO Energy, Inc. †	9,094	149,414
Xcel Energy, Inc.	17,719	381,667
		20,236,821
Electrical Equipment—2.8%
Cooper Industries Ltd. Class A (Bermuda)	8,037	410,610
Emerson Electric Company	36,190	1,926,032
General Electric Company	465,108	19,255,471
		21,592,113
Electronics—3.6%
Advanced Micro Devices, Inc. *†	22,772	300,590
Altera Corporation	15,819	380,922
Analog Devices, Inc.	14,644	529,527
Broadcom Corporation Class A *	20,382	742,720
Cisco Systems, Inc. *	276,119	9,142,300
Eastman Kodak Company †	12,583	336,721
Intel Corporation	264,579	6,842,013
JDS Uniphase Corporation *†	9,473	141,716
LSI Corp. *	34,716	257,593
Linear Technology Corporation †	10,609	371,209
MEMC Electronics Materials, Inc. *	10,061	592,190
Microchip Technology, Inc.	9,379	340,645
Micron Technology, Inc. *†	31,818	353,180
Molex, Inc. †	6,227	167,693
National Semiconductor Corporation	11,625	315,270
Novellus Systems, Inc. *†	5,537	150,939
Nvidia Corporation *	24,486	887,373
QLogic Corporation *	7,961	107,075
Raytheon Company	19,546	1,247,426
Rockwell Collins, Inc.	7,612	555,980
Texas Instruments, Inc.	65,085	2,381,460
Tyco Electronics Ltd. (Bermuda) *	22,179	785,802
Xerox Corporation *	42,793	742,031
Xilinx, Inc.	15,159	396,256
		28,068,631
Entertainment & Leisure—1.3%
Harrah’s Entertainment, Inc.	8,436	733,341
Hasbro, Inc.	7,426	207,037
Mattel, Inc.	17,004	398,914
News Corporation, Inc. Class A	105,672	2,323,727
Time Warner, Inc.	172,037	3,158,599
Walt Disney Company	88,704	3,050,531
		9,872,149
Environmental—0.2%
Agilent Technologies, Inc. *†	18,919	697,733
Danaher Corporation	10,978	907,990
Tektronix, Inc.	4,069	112,874
Teradyne, Inc. *	8,399	115,906
		1,834,503
Financial Services—2.6%
Ameriprise Financial, Inc.	11,064	698,249
Bear Stearns Companies, Inc. (The) †	5,201	638,735
Charles Schwab Corporation (The)	45,303	978,545
CME Group, Inc.	2,391	1,404,354
Countrywide Financial Corporation †	27,686	526,311
E*Trade Financial Corporation *	18,346	$239,599
Federated Investors, Inc. Class B	3,330	132,201
Franklin Resources, Inc.	7,431	947,453
Goldman Sachs Group, Inc.	18,540	4,018,360
IntercontinentalExchange, Inc. *	2,716	412,560
Janus Capital Group, Inc. †	7,815	221,008
Legg Mason, Inc.	5,766	486,016
Lehman Brothers Holdings, Inc. †	23,824	1,470,656
Merrill Lynch & Company, Inc.	39,604	2,822,973
Morgan Stanley	47,814	3,012,282
Principal Financial Group	12,337	778,341
T Rowe Price Group, Inc.	11,620	647,118
Western Union Company (The)	33,663	705,913
		20,140,674
Food Retailers—0.4%
Kroger Company (The)	31,965	911,642
Safeway, Inc.	19,776	654,783
Starbucks Corporation *	33,638	881,316
Whole Foods Market, Inc. †	6,058	296,600
		2,744,341
Forest Products & Paper—0.4%
Bemis Company	5,148	149,858
International Paper Company	19,914	714,315
Kimberly-Clark Corporation	19,597	1,376,885
MeadWestvaco Corporation	7,851	231,840
Pactiv Corporation *	6,199	177,663
Weyerhaeuser Company	9,586	693,068
		3,343,629
Health Care Providers—0.2%
Coventry Health Care, Inc. *	6,999	435,408
Express Scripts, Inc. *	12,052	672,743
Laboratory Corporation of America Holdings *	5,554	434,489
Manor Care, Inc.	3,516	226,430
Tenet Healthcare Corporation *†	23,062	77,488
		1,846,558
Heavy Construction—0.0%
Centex Corporation †	5,370	142,681
Lennar Corporation Class A †	5,972	135,266
		277,947
Heavy Machinery—1.6%
American Standard Companies, Inc.	7,828	278,833
Applied Materials, Inc.	62,930	1,302,651
Black & Decker Corporation	3,454	287,718
Caterpillar, Inc.	29,593	2,320,979
Cummins, Inc.	4,550	581,900
Deere & Company	10,206	1,514,775
Dover Corporation	8,920	454,474
Eaton Corporation	6,529	646,632
Ingersoll-Rand Company Class A (Bermuda)	13,361	727,774
National-Oilwell Varco, Inc. *	7,982	1,153,399
Pall Corporation	5,917	230,171
Parker Hannifin Corporation	5,314	594,265
Rockwell Automation, Inc.	7,187	499,568
Smith International, Inc.	8,885	634,389
Stanley Works (The)	3,363	188,765
Terex Corporation *	4,319	384,477
Varian Medical Systems, Inc. *	5,760	241,286
WW Grainger, Inc.	3,422	312,052
		12,354,108

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Home Construction, Furnishings & Appliances—0.4%
DR Horton, Inc.	11,960	$153,208
Harman International Industries, Inc.	2,854	246,928
Johnson Controls, Inc.	8,843	1,044,447
KB Home †	3,394	85,054
Leggett & Platt, Inc.	8,064	154,506
Masco Corporation	18,434	427,116
Newell Rubbermaid, Inc.	11,995	345,696
Pulte Homes, Inc.	9,419	128,193
Whirlpool Corporation	3,383	301,425
		2,886,573
Household Products—0.3%
Fortune Brands, Inc.	6,876	560,325
Illinois Tool Works, Inc.	18,598	1,109,185
Rohm & Haas Company	6,344	353,170
Snap-On, Inc.	2,539	125,782
		2,148,462
Industrial—Diversified—0.1%
Tyco International Ltd. (Bermuda)	22,179	983,417
Insurance—4.5%
ACE Ltd. (Cayman Islands)	14,666	888,320
Aflac, Inc.	21,905	1,249,461
Aetna, Inc.	24,024	1,303,782
Allstate Corporation (The)	26,901	1,538,468
AMBAC Financial Group, Inc. †	4,610	290,015
American International Group, Inc.	117,245	7,931,624
AON Corporation	14,251	638,587
Assurant, Inc.	4,469	239,092
Chubb Corporation	18,064	968,953
Cigna Corporation	13,368	712,381
Cincinnati Financial Corporation	7,627	330,325
Genworth Financial, Inc. Class A	19,514	599,665
Hartford Financial Services Group, Inc.	14,401	1,332,813
Humana, Inc. *	7,657	535,071
Leucadia National Corporation	7,095	342,121
Lincoln National Corporation	12,544	827,528
Loews Corporation	19,590	947,177
MBIA, Inc. †	5,839	356,471
MGIC Investment Corporation †	3,862	124,781
Marsh & McLennan Companies, Inc.	24,984	637,092
Metlife, Inc.	33,946	2,367,055
Progressive Corporation (The)	34,792	675,313
Prudential Financial, Inc.	21,226	2,071,233
Safeco Corporation †	5,043	308,732
Torchmark Corporation	4,583	285,613
Travelers Cos., Inc. (The)	30,652	1,543,022
UnitedHealth Group, Inc.	60,755	2,942,365
UnumProvident Corporation	15,895	388,951
WellPoint, Inc. *	27,839	2,197,054
XL Capital Ltd. Class A (Cayman Islands)	8,095	641,124
		35,214,189
Lodging—0.3%
Hilton Hotels Corporation	17,148	797,211
Marriott International, Inc. Class A	15,100	656,397
Starwood Hotels & Resorts Worldwide, Inc.	9,466	575,060
Wyndham Worldwide Corporation	8,923	292,317
		2,320,985
Media—Broadcasting & Publishing—1.2%
CBS Corporation Class B	31,677	$997,826
Clear Channel Communications, Inc.	22,852	855,579
Comcast Corporation Class A *	140,162	3,389,117
DIRECTV Group (The), Inc. *	33,859	822,097
Dow Jones & Company, Inc. †	3,045	181,787
EW Scripps Company Class A	3,760	157,920
Gannett Company, Inc.	10,491	458,457
IAC/InterActiveCorp *	9,631	285,752
McGraw-Hill Companies, Inc. (The)	16,227	826,117
Meredith Corporation	1,895	108,584
New York Times Company Class A †	6,241	123,322
Tribune Company	4,121	112,586
Viacom, Inc. Class B *	31,993	1,246,767
		9,565,911
Medical Supplies—2.9%
Allergan, Inc.	13,872	894,328
Applera Corporation—Applied Biosystems Group	8,032	278,228
Bausch & Lomb, Inc.	2,519	161,216
Baxter International, Inc.	29,138	1,639,887
Becton Dickinson & Company	10,910	895,166
Boston Scientific Corporation *†	59,259	826,663
Covidien Ltd. (Bermuda) *	22,179	920,429
CR Bard, Inc.	4,555	401,705
Johnson & Johnson	131,490	8,638,893
Kla-Tencor Corporation †	8,766	488,967
Medtronic, Inc.	52,035	2,935,294
Millipore Corporation *†	2,215	167,897
Patterson Cos., Inc. *	6,066	234,208
PerkinElmer, Inc.	5,757	168,162
St. Jude Medical, Inc. *	16,184	713,229
Stryker Corporation	11,672	802,567
Thermo Fisher Scientific, Inc. *	19,378	1,118,498
Waters Corporation *	4,564	305,423
Zimmer Holdings, Inc. *	10,939	885,950
		22,476,710
Metals—0.9%
Alcoa, Inc.	39,273	1,536,360
Allegheny Technologies, Inc.	4,545	499,723
Corning, Inc.	70,940	1,748,671
Newmont Mining Corporation	20,249	905,738
Nucor Corporation	13,611	809,446
Precision Castparts Corporation	6,202	917,772
United States Steel Corporation	5,195	550,358
		6,968,068
Mining—0.2%
Freeport-McMoran Copper & Gold, Inc.	17,225	1,806,730
Oil & Gas—8.9%
Anadarko Petroleum Corporation	20,897	1,123,214
Apache Corporation	14,926	1,344,236
Ashland, Inc.	3,106	187,012
Baker Hughes, Inc.	14,690	1,327,535
BJ Services Company †	14,353	381,072
Chesapeake Energy Corporation †	18,240	643,142
Chevron Corporation	97,034	9,080,442
ConocoPhillips	73,845	6,481,376
Devon Energy Corporation	19,943	1,659,258
EOG Resources, Inc. †	11,033	798,017
El Paso Corporation	31,393	532,739
ENSCO International, Inc.	6,778	380,246
Exxon Mobil Corporation	252,618	23,382,322

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Halliburton Company	41,598	$1,597,363
Hess Corporation	12,305	818,652
Marathon Oil Corporation	31,144	1,775,831
Murphy Oil Corporation	8,420	588,474
Nabors Industries Ltd. *	14,031	431,734
Nicor, Inc. †	1,963	84,213
Noble Corporation (Cayman Islands)	11,980	587,619
Occidental Petroleum Corporation	37,958	2,432,349
Questar Corporation	7,316	384,309
Rowan Companies., Inc.	4,817	176,206
Schlumberger Ltd. (Netherland Antilles)	53,980	5,667,900
Spectra Energy Corp.	27,942	684,020
Sunoco, Inc.	5,960	421,849
Tesoro Corporation	6,213	285,922
Transocean, Inc. (Cayman Islands) *	13,365	1,510,913
Valero Energy Corporation	25,471	1,711,142
Weatherford International Ltd. (Bermuda) *	15,336	1,030,272
Williams Companies, Inc.	27,086	922,549
XTO Energy, Inc.	17,245	1,066,431
		69,498,359
Pharmaceuticals—5.1%
Abbott Laboratories	69,865	3,746,161
AmerisourceBergen Corporation	9,300	421,569
Amgen, Inc. *	49,698	2,811,416
Barr Pharmaceuticals, Inc. *	4,637	263,892
Biogen Idec, Inc. *	13,123	870,449
Bristol-Myers Squibb Company	90,646	2,612,418
Cardinal Health, Inc.	16,840	1,053,005
Celgene Corporation *	17,109	1,220,043
Eli Lilly & Company	44,595	2,538,793
Forest Laboratories, Inc. *	14,323	534,105
Genzyme Corporation *	11,884	736,333
Gilead Sciences, Inc. *	41,558	1,698,475
Hospira, Inc. *	7,127	295,414
King Pharmaceuticals, Inc. *	10,183	119,345
McKesson Corporation	13,531	795,487
Medco Health Solutions, Inc. *	12,508	1,130,598
Merck & Company, Inc.	98,510	5,091,982
Mylan Laboratories	11,139	177,778
Pfizer, Inc.	315,420	7,705,711
Quest Diagnostics, Inc. †	7,162	413,749
Schering-Plough Corporation	71,613	2,265,119
Sigma Aldrich Corporation	5,903	287,712
Watson Pharmaceuticals, Inc. *	4,259	137,992
Wyeth	60,498	2,695,186
		39,622,732
Real Estate—1.0%
Apartment Investment & Management Company REIT Class A †	3,885	175,330
Archstone-Smith Trust REIT †	9,927	597,010
Avalonbay Communities, Inc. REIT †	3,501	413,328
Boston Properties, Inc. REIT	5,172	537,371
CB Richard Ellis Group, Inc. Class A *	7,914	220,326
Developers Diversified Realty Corporation REIT †	5,585	312,034
Equity Residential REIT †	12,749	540,048
General Growth Properties, Inc. REIT †	10,808	$579,525
Host Hotels & Resorts Inc. REIT †	23,370	524,423
Kimco Realty Corporation REIT	11,062	500,113
Plum Creek Timber Company, Inc. REIT	8,165	365,465
Prologis REIT †	11,448	759,575
Public Storage REIT	5,464	429,744
Simon Property Group, Inc. REIT	9,868	986,800
Vornado Realty Trust REIT	5,908	646,040
		7,587,132
Restaurants—0.5%
Darden Restaurants, Inc.	6,534	273,513
McDonald’s Corporation	54,251	2,955,052
Wendy’s International, Inc.	5,142	179,507
Yum! Brands, Inc.	24,418	826,061
		4,234,133
Retailers—3.0%
Amazon.Com, Inc. *	14,009	1,304,938
Autozone, Inc. *	2,448	284,311
Bed Bath & Beyond, Inc. *	12,305	419,847
Best Buy Company, Inc. †	17,879	822,792
Big Lots, Inc. *†	4,622	137,920
CVS Caremark Corp.	67,756	2,685,170
Circuit City Stores, Inc. †	6,649	52,594
Costco Wholesale Corporation	20,192	1,239,183
Dillard’s, Inc. Class A †	2,579	56,300
eBay, Inc. *	51,735	2,018,700
Family Dollar Stores, Inc.	7,400	196,544
JC Penney Company, Inc.	10,233	648,465
Macys, Inc.	21,019	679,334
Nike, Inc. Class B	17,249	1,011,826
Office Depot, Inc. *	13,041	268,905
OfficeMax, Inc. †	2,974	101,919
RadioShack Corporation †	5,381	111,171
Sears Holdings Corporation *	3,576	454,867
Sherwin-Williams Company (The)	4,841	318,102
Staples, Inc.	32,067	689,120
TJX Companies., Inc.	20,299	590,092
Target Corporation	38,669	2,458,188
Tiffany & Company	6,286	329,072
Walgreen Company	45,220	2,136,193
Wal-Mart Stores, Inc.	109,926	4,798,270
		23,813,823
Telephone Systems—2.9%
Alltel Corporation	15,779	1,099,481
AT&T, Inc.	277,503	11,741,152
CenturyTel, Inc.	5,012	231,655
Citizens Communications Company †	14,413	206,394
Embarq Corporation	6,503	361,567
Qwest Communications International, Inc. *†	71,276	652,888
Sprint Nextel Corporation	130,646	2,482,274
Verizon Communications, Inc.	131,219	5,810,377
Windstream Corporation †	19,512	275,509
		22,861,297
Textiles, Clothing & Fabrics—0.2%
Coach, Inc. *	16,947	801,085
Jones Apparel Group, Inc.	5,028	106,242
Liz Claiborne, Inc.	4,454	152,906
Polo Ralph Lauren Corporation †	2,737	212,802
VF Corporation	3,825	308,869
		1,581,904

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

	Shares	Value
COMMON STOCKS—(Continued)
Transportation—1.2%
Brunswick Corporation	4,421	$101,064
Burlington Northern Santa Fe Corporation	14,400	1,168,848
CSX Corporation	19,296	824,518
Carnival Corporation	19,796	958,720
CH Robinson Worldwide, Inc. †	7,757	421,128
Norfolk Southern Corporation	18,206	945,073
Union Pacific Corporation †	11,972	1,353,554
United Parcel Service, Inc. Class B	48,074	3,610,357
		9,383,262
TOTAL COMMON STOCKS
(Cost $450,460,852)		611,718,762

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—9.5%
U.S. Government Agencies—9.5%
Federal Home Loan Bank
4.720%	12/19/2007		$55,000,000	54,415,900
4.710%	12/14/2007		20,000,000	19,801,133
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $74,217,033)				74,217,033

U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
3.850%	12/20/2007	**	765,000	758,291
3.600%	12/20/2007	**	925,000	917,415
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,675,706)				1,675,706

	Shares		Value
RIGHTS—0.0%
Computers & Information—0.0%
Seagate Technology, Inc.
(Cost $—)	*d	10,600	—

Coupon Rate	Maturity Date	Face	Value
COMMERCIAL PAPER—10.7%
Banking—6.9%
Bank of America Corporation
5.290%	12/18/2007	$25,000,000	24,706,111
Swedbank Mortgage AB (Sweden)
5.500%	12/14/2007	30,000,000	29,651,667
			54,357,778
Financial Services—3.8%
UBS Finance Delaware LLC
5.330%	12/14/2007	30,000,000	29,662,433
TOTAL COMMERCIAL PAPER
(Cost $84,020,211)			84,020,211

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—3.9%
Institutional Money Market Funds—0.3%
Reserve Primary Money Market Fund
5.380%	10/01/2007	††	$2,320,741	$2,320,741
Bank & Certificate Deposits/Offshore Time Deposits—3.5%
ABN Amro Bank NV
4.970%	10/24/2007	††	855,010	855,010
Bank of Montreal
5.520%	10/15/2007	††	366,433	366,433
Bank of Nova Scotia
5.540%	10/17/2007	††	366,433	366,433
Bank of Nova Scotia
5.340%	10/19/2007	††	977,154	977,154
Bank of Nova Scotia
5.000%	10/25/2007	††	488,577	488,577
Barclays
5.330%	10/15/2007	††	610,721	610,721
Barclays
5.330%	11/05/2007	††	610,721	610,721
Barclays
5.320%	10/09/2007	††	244,288	244,288
BNP Paribas
5.420%	10/15/2007	††	244,288	244,288
BNP Paribas
5.200%	10/01/2007	††	1,221,443	1,221,443
BNP Paribas
5.000%	10/25/2007	††	855,010	855,010
Calyon
5.500%	10/16/2007	††	366,433	366,433
Calyon
5.330%	11/07/2007	††	366,433	366,433
Calyon
5.250%	10/01/2007	††	2,442,885	2,442,885
Canadian Imperial Bank of Commerce
5.340%	11/09/2007	††	366,433	366,433
Dexia Group
5.100%	11/05/2007	††	366,433	366,433
Fortis Bank
5.250%	10/01/2007	††	732,866	732,866
Lloyds TSB Bank
5.650%	10/12/2007	††	977,154	977,154
Merrill Lynch & Company
4.950%	10/01/2007	††	1,954,308	1,954,308
Morgan Stanley & Company
4.950%	10/01/2007	††	1,710,020	1,710,020
National Australia Bank
5.190%	10/01/2007	††	2,198,597	2,198,597
Nordea Bank Finland PLC
5.450%	10/23/2007	††	610,721	610,721
Rabobank Nederland
5.000%	10/04/2007	††	366,433	366,433
Rabobank Nederland
4.910%	10/03/2007	††	732,866	732,866
Royal Bank of Scotland
5.450%	10/19/2007	††	366,433	366,433
Royal Bank of Scotland
5.430%	10/26/2007	††	610,721	610,721
Royal Bank of Scotland
5.330%	11/07/2007	††	244,288	244,288
Societe Generale
5.120%	11/01/2007	††	610,721	610,721
Societe Generale
4.950%	10/22/2007	††	488,577	488,577

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Asset
Allocation Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Svenska Handlesbanken
5.200%	10/01/2007	††	$2,566,922	$2,566,922
Toronto Dominion Bank
5.610%	10/12/2007	††	732,866	732,866
Toronto Dominion Bank
5.320%	10/03/2007	††	610,721	610,721
Toronto Dominion Bank
5.320%	10/09/2007	††	488,577	488,577
UBS AG
5.450%	10/22/2007	††	366,432	366,432
UBS AG
5.370%	11/08/2007	††	366,432	366,432
UBS Finance AG
5.580%	10/01/2007	††	366,432	366,432
				27,850,782
Floating Rate Instruments/Master Notes—0.1%
Wells Fargo
5.450%	10/12/2007	††	610,721	610,721
TOTAL CASH EQUIVALENTS
(Cost $30,782,244)				30,782,244
TOTAL INVESTMENTS—102.4%
(Cost $641,156,046)				802,413,956
Other assets less liabilities—(2.4%)				(18,454,263)
NET ASSETS—100.0%				$783,959,693

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

d	Security has no market value at 09/30/2007.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—95.4%
Aerospace & Defense—1.3%
Honeywell International, Inc.	378,000	$22,479,660
Airlines—1.2%
FedEx Corporation	190,000	19,902,500
Southwest Airlines Company	55,000	814,000
		20,716,500
Apparel Retailers—0.0%
Gap (The), Inc.	25,000	461,000
Automotive—2.1%
Ford Motor Company *†	200,000	1,698,000
General Motors Corporation †	804,000	29,506,800
Genuine Parts Company	90,552	4,527,600
		35,732,400
Banking—8.0%
American Express Company	275,000	16,326,750
Bank of America Corporation	427,492	21,490,023
Bank of New York Mellon Corporation	141,500	6,245,810
Capital One Financial Corporation	111,800	7,426,874
Citigroup, Inc.	395,669	18,465,872
Fannie Mae	40,806	2,481,413
Fifth Third Bancorp †	85,000	2,879,800
JPMorgan Chase & Company	250,000	11,455,000
Keycorp	100,000	3,233,000
National City Corporation	85,000	2,132,650
SLM Corporation	248,800	12,357,896
State Street Corporation	110,000	7,497,600
SunTrust Banks, Inc.	40,000	3,026,800
U.S. Bancorp	200,000	6,506,000
Wachovia Corporation	166,004	8,325,101
Wells Fargo & Company	233,000	8,299,460
		138,150,049
Beverages, Food & Tobacco—4.6%
Altria Group, Inc.	186,300	12,953,439
Anheuser-Busch Companies, Inc.	125,000	6,248,750
Archer-Daniels-Midland Company	50,000	1,654,000
Campbell Soup Company	45,112	1,669,144
Coca-Cola Company (The)	100,000	5,747,000
General Mills, Inc.	80,022	4,642,076
Hershey Company (The) †	80,000	3,712,800
HJ Heinz Company	121,000	5,590,200
Imperial Tobacco Group PLC (United Kingdom)	168,300	15,443,208
Kraft Foods, Inc. Class A	336,824	11,623,796
McCormick & Company, Inc.	75,000	2,697,750
UST, Inc. †	153,337	7,605,515
		79,587,678
Building Materials—2.5%
Cemex SAB de CV (Mexico) *	979,107	29,294,881
Home Depot, Inc.	426,900	13,848,636
		43,143,517
Chemicals—1.5%
Avery Dennison Corporation	85,000	4,846,700
Dow Chemical Company (The)	39,771	1,712,539
EI Du Pont de Nemours & Company	306,446	15,187,464
International Flavors & Fragrances, Inc.	70,000	3,700,200
		25,446,903
Commercial Services—0.4%
H&R Block, Inc. †	125,000	$2,647,500
Waste Management, Inc.	100,000	3,774,000
		6,421,500
Communications—3.9%
Alcatel-Lucent SA, Sponsored ADR (France)	162,800	1,657,304
Koninklijke (Royal) Philips Electronics NV NY Shares (Netherlands)	660,000	29,660,400
L-3 Communications Holdings, Inc. †	79,300	8,099,702
Motorola, Inc.	110,000	2,038,300
Nokia Corporation Sponsored ADR (Finland)	530,700	20,129,451
Sony Corporation ADR (Japan)	125,000	6,007,500
		67,592,657
Computer Software & Processing—0.6%
Microsoft Corporation	200,000	5,892,000
Yahoo!, Inc. *	140,000	3,757,600
		9,649,600
Computers & Information—5.0%
3M Company	155,300	14,532,974
Dell, Inc. *	2,135,500	58,939,800
International Business Machines Corporation	60,000	7,068,000
Pitney Bowes, Inc.	117,700	5,345,934
		85,886,708
Cosmetics & Personal Care—0.9%
Avon Products, Inc.	100,000	3,753,000
Colgate-Palmolive Company	80,000	5,705,600
Procter & Gamble Company	85,000	5,978,900
		15,437,500
Electric Utilities—2.5%
Ameren Corporation †	50,000	2,625,000
Dominion Resources, Inc.	86,200	7,266,660
Duke Energy Corporation	594,024	11,102,309
Entergy Corporation	105,200	11,392,108
FirstEnergy Corporation	50,000	3,167,000
NiSource, Inc.	130,000	2,488,200
Progress Energy, Inc.	100,000	4,685,000
		42,726,277
Electrical Equipment—1.8%
Cooper Industries Ltd. Class A (Bermuda)	120,000	6,130,800
Emerson Electric Company	206,800	11,005,896
General Electric Company	350,000	14,490,000
		31,626,696
Electronics—1.2%
Analog Devices, Inc.	125,000	4,520,000
Eastman Kodak Company †	135,741	3,632,429
Intel Corporation	117,900	3,048,894
Raytheon Company	100,000	6,382,000
Texas Instruments, Inc.	100,000	3,659,000
		21,242,323

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Entertainment & Leisure—4.7%
Discovery Holding Company Class A *	1,209,800	$34,902,730
Mattel, Inc.	175,000	4,105,500
Time Warner, Inc.	338,100	6,207,516
Walt Disney Company	1,054,000	36,247,060
		81,462,806
Financial Services—1.1%
Bear Stearns Companies, Inc. (The) †	47,800	5,870,318
Charles Schwab Corporation (The) †	250,000	5,400,000
Countrywide Financial Corporation	56,000	1,064,560
Legg Mason, Inc.	28,200	2,376,978
Morgan Stanley	75,000	4,725,000
		19,436,856
Forest Products & Paper—0.7%
International Paper Company	175,000	6,277,250
Kimberly-Clark Corporation	45,259	3,179,897
MeadWestvaco Corporation	75,000	2,214,750
		11,671,897
Heavy Machinery—1.8%
Applied Materials, Inc. †	450,700	9,329,490
Ingersoll-Rand Company Class A (Bermuda)	50,000	2,723,500
Pall Corporation	100,000	3,890,000
Stanley Works (The)	263,000	14,762,190
		30,705,180
Home Construction, Furnishings & Appliances—0.6%
DR Horton, Inc. †	117,900	1,510,299
Masco Corporation	160,000	3,707,200
Newell Rubbermaid, Inc.	185,000	5,331,700
		10,549,199
Household Products—1.4%
Fortune Brands, Inc.	50,000	4,074,500
Illinois Tool Works, Inc.	325,800	19,430,712
		23,505,212
Insurance—9.1%
Allstate Corporation (The)	117,000	6,691,230
American International Group, Inc.	322,614	21,824,837
AON Corporation	766,000	34,324,460
Fairfax Financial Holdings Ltd. (Canada) †	110,000	26,840,000
Genworth Financial, Inc. Class A	35,000	1,075,550
Hartford Financial Services Group, Inc.	106,500	9,856,575
Lincoln National Corporation	84,490	5,573,805
MGIC Investment Corporation †	111,500	3,602,565
Marsh & McLennan Companies, Inc.	140,000	3,570,000
Progressive Corporation (The)	125,000	2,426,250
Travelers Cos., Inc. (The)	183,806	9,252,794
UnitedHealth Group, Inc.	290,400	14,064,072
UnumProvident Corporation	105,000	2,569,350
WellPoint, Inc. *	194,200	15,326,264
		156,997,752
Media—Broadcasting & Publishing—7.4%
CBS Corporation Class B	70,000	$2,205,000
Comcast Corporation Special Class A *	442,500	10,602,300
DIRECTV Group (The), Inc. *	1,099,000	26,683,720
Dow Jones & Company, Inc.	98,000	5,850,600
Gannett Company, Inc.	189,800	8,294,260
Liberty Media Corporation Interactive Class A *	1,470,250	28,243,503
Liberty Media Holdings Corporation Capital Class A *	292,050	36,456,601
McGraw-Hill Companies, Inc. (The)	25,000	1,272,750
New York Times Company Class A †	160,000	3,161,600
Tribune Company	68,433	1,869,590
Viacom, Inc. Class B *	70,000	2,727,900
		127,367,824
Medical Supplies—2.0%
Baxter International, Inc.	299,300	16,844,604
Boston Scientific Corporation *	175,000	2,441,250
Johnson & Johnson	235,500	15,472,350
		34,758,204
Metals—0.3%
Alcoa, Inc.	125,000	4,890,000
Oil & Gas—10.5%
BP Amoco PLC ADR (United Kingdom)	75,798	5,256,591
Baker Hughes, Inc.	75,000	6,777,750
BJ Services Company	125,000	3,318,750
Chesapeake Energy Corporation †	851,000	30,006,260
Chevron Corporation	139,758	13,078,554
ConocoPhillips	217,900	19,125,083
Exxon Mobil Corporation	124,760	11,547,786
Hess Corporation	182,000	12,108,460
Marathon Oil Corporation	282,600	16,113,852
Murphy Oil Corporation	40,000	2,795,600
Occidental Petroleum Corporation	291,200	18,660,096
Pioneer Natural Resources Company	527,000	23,704,460
Royal Dutch Shell PLC Class A ADR (United Kingdom)	70,781	5,816,783
Spectra Energy Corp.	492,612	12,059,142
		180,369,167
Pharmaceuticals—4.5%
Abbott Laboratories	75,000	4,021,500
Amgen, Inc. *	75,000	4,242,750
Bristol-Myers Squibb Company	605,100	17,438,982
Eli Lilly & Company	100,000	5,693,000
Merck & Company, Inc.	175,000	9,045,750
Pfizer, Inc.	803,200	19,622,176
Schering-Plough Corporation	180,900	5,721,867
Wyeth	273,400	12,179,970
		77,965,995
Restaurants—2.0%
Yum! Brands, Inc.	1,034,000	34,980,220
Retailers—2.8%
Bed Bath & Beyond, Inc. *	50,000	1,706,000
eBay, Inc. *	862,000	33,635,240
JC Penney Company, Inc.	79,000	5,006,230
Office Depot, Inc. *	171,400	3,534,268
Wal-Mart Stores, Inc.	112,700	4,919,355
		48,801,093

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint
Equity Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Telephone Systems—6.6%
Alltel Corporation	80,000	$5,574,400
AT&T, Inc.	536,342	22,692,630
Level 3 Communications, Inc. *†	4,786,000	22,254,900
Qwest Communications International, Inc. *†	600,000	5,496,000
Sprint Nextel Corporation	1,711,000	32,509,000
Verizon Communications, Inc.	546,741	24,209,691
Windstream Corporation	82,714	1,167,922
		113,904,543
Transportation—2.4%
Burlington Northern Santa Fe Corporation	147,300	11,956,341
Carnival Corporation †	275,000	13,318,250
Norfolk Southern Corporation	84,540	4,388,471
Union Pacific Corporation †	65,997	7,461,621
United Parcel Service, Inc. Class B	50,000	3,755,000
		40,879,683
TOTAL COMMON STOCKS
(Cost $1,234,230,119)		1,644,546,599

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—1.6%
Banking—0.3%
Bank of America Corp.
4.850%	01/18/2008		$4,400,000	4,334,202
Kitty Hawk Funding Corp., 144A
5.100%	10/22/2007	**	1,000,000	996,741
				5,330,943
Cosmetics & Personal Care—0.4%
Procter & Gamble Co., 144A
4.780%	12/06/2007	**	6,200,000	6,144,021
Electric Utilities—0.3%
New York State Power Authority
5.450%	10/02/2007		4,600,000	4,597,911
Financial Services—0.2%
Bryant Park Funding LLC, 144A
5.280%	10/11/2007	**	4,000,000	3,992,960
Oil & Gas—0.4%
Statoil ASA, 144A
5.000%	11/19/2007	**	7,100,000	7,049,708
TOTAL COMMERCIAL PAPER
(Cost $27,115,543)				27,115,543

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—9.7%
Institutional Money Market Funds—0.7%
Reserve Primary Money Market Fund
5.380%	10/01/2007	††	$12,535,920	$12,535,920
Bank & Certificate Deposits/Offshore Time Deposits—8.8%
ABN Amro Bank NV
4.970%	10/24/2007	††	4,618,497	4,618,497
Bank of Montreal
5.520%	10/15/2007	††	1,979,355	1,979,355
Bank of Nova Scotia
5.540%	10/17/2007	††	1,979,356	1,979,356
Bank of Nova Scotia
5.340%	10/19/2007	††	5,278,282	5,278,282
Bank of Nova Scotia
5.000%	10/25/2007	††	2,639,140	2,639,140
Barclays
5.330%	10/15/2007	††	3,298,926	3,298,926
Barclays
5.330%	11/05/2007	††	3,298,926	3,298,926
Barclays
5.320%	10/09/2007	††	1,319,571	1,319,571
BNP Paribas
5.420%	10/15/2007	††	1,319,571	1,319,571
BNP Paribas
5.200%	10/01/2007	††	6,597,853	6,597,853
BNP Paribas
5.000%	10/25/2007	††	4,618,497	4,618,497
Calyon
5.500%	10/16/2007	††	1,979,356	1,979,356
Calyon
5.330%	11/07/2007	††	1,979,356	1,979,356
Calyon
5.250%	10/01/2007	††	13,195,705	13,195,705
Canadian Imperial Bank of Commerce
5.340%	11/09/2007	††	1,979,356	1,979,356
Dexia Group
5.100%	11/05/2007	††	1,979,356	1,979,356
Fortis Bank
5.250%	10/01/2007	††	3,958,711	3,958,711
Lloyds TSB Bank
5.650%	10/12/2007	††	5,278,282	5,278,282
Merrill Lynch & Company
4.950%	10/01/2007	††	10,556,564	10,556,564
Morgan Stanley & Company
4.950%	10/01/2007	††	9,236,994	9,236,994
National Australia Bank
5.190%	10/01/2007	††	11,876,134	11,876,134
Nordea Bank Finland PLC
5.450%	10/23/2007	††	3,298,926	3,298,926
Rabobank Nederland
5.000%	10/04/2007	††	1,979,356	1,979,356
Rabobank Nederland
4.910%	10/03/2007	††	3,958,711	3,958,711
Royal Bank of Scotland
5.450%	10/19/2007	††	1,979,356	1,979,356
Royal Bank of Scotland
5.430%	10/26/2007	††	3,298,926	3,298,926
Royal Bank of Scotland
5.330%	11/07/2007	††	1,319,571	1,319,571
Societe Generale
5.120%	11/01/2007	††	3,298,926	3,298,926

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint
Equity Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Societe Generale
4.950%	10/22/2007	††	$2,639,140	$2,639,140
Svenska Handlesbanken
5.200%	10/01/2007	††	13,865,714	13,865,714
Toronto Dominion Bank
5.610%	10/12/2007	††	3,958,711	3,958,711
Toronto Dominion Bank
5.320%	10/03/2007	††	3,298,926	3,298,926
Toronto Dominion Bank
5.320%	10/09/2007	††	2,639,140	2,639,140
UBS AG
5.450%	10/22/2007	††	1,979,356	1,979,356
UBS AG
5.370%	11/08/2007	††	1,979,356	1,979,356
UBS Finance AG
5.580%	10/01/2007	††	1,979,356	1,979,356
				150,441,259
Floating Rate Instruments/Master Notes—0.2%
Wells Fargo
5.450%	10/12/2007	††	3,298,926	3,298,926
TOTAL CASH EQUIVALENTS
(Cost $166,276,105)				166,276,105

REPURCHASE AGREEMENTS—2.9%
State Street Bank & Trust Company Repurchase Agreement, dated 09/28/2007, due 10/01/2007, with a maturity value of $50,304,331 and an effective yield of 4.150%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 3.832% to 5.581%, maturity dates ranging from 07/01/2033 to 11/01/2033, and an aggregate market value of $51,295,514.			50,286,939	50,286,939
TOTAL INVESTMENTS—109.6%
(Cost $1,477,908,706)				1,888,225,186
Other assets less liabilities—(9.6%)				(165,264,385)
NET ASSETS—100.0%				$1,722,960,801

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.96% of Total Investments.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Advertising—0.4%
Getty Images, Inc. *	25,300	$704,352
Monster Worldwide, Inc. *	46,500	1,583,790
Omnicom Group	60,000	2,885,400
		5,173,542
Aerospace & Defense—2.0%
Boeing Company (The)	25,100	2,635,249
General Dynamics Corporation	198,200	16,741,954
Lockheed Martin Corporation	1,500	162,735
United Technologies Corporation	96,800	7,790,464
		27,330,402
Airlines—0.3%
AMR Corporation *†	68,600	1,529,094
FedEx Corporation	15,400	1,613,150
Southwest Airlines Company	57,800	855,440
		3,997,684
Apparel Retailers—0.8%
Gap (The), Inc.	185,900	3,427,996
Kohl’s Corporation *	106,500	6,105,645
Urban Outfitters, Inc. *†	44,400	967,920
		10,501,561
Automotive—0.3%
Ford Motor Company *†	291,900	2,478,231
General Motors Corporation †	37,000	1,357,900
		3,836,131
Banking—10.7%
American Express Company	104,800	6,221,976
AmeriCredit Corporation *†	47,900	842,082
Bank of America Corporation	322,800	16,227,156
Bank of New York Mellon Corporation	179,343	7,916,200
Capital One Financial Corporation	25,400	1,687,322
Citigroup, Inc.	340,750	15,902,802
Commerce Bancorp, Inc. †	18,600	721,308
Discover Financial Services *	174,152	3,622,362
Fannie Mae	53,500	3,253,335
Fifth Third Bancorp †	46,600	1,578,808
Freddie Mac	34,500	2,035,845
Hudson City Bancorp, Inc.	204,700	3,148,286
IndyMac Bancorp, Inc. †	82,400	1,945,464
JPMorgan Chase & Company	327,236	14,993,954
Northern Trust Corporation	60,400	4,002,708
PNC Financial Services Group, Inc.	55,600	3,786,360
SLM Corporation	80,200	3,983,534
State Street Corporation †	119,300	8,131,488
SunTrust Banks, Inc.	21,300	1,611,771
U.S. Bancorp	164,100	5,338,173
Wachovia Corporation †	304,880	15,289,732
Washington Mutual, Inc. †	195,400	6,899,574
Wells Fargo & Company	386,300	13,760,006
		142,900,246
Beverages, Food & Tobacco—4.5%
Altria Group, Inc.	159,903	11,118,056
Anheuser-Busch Companies, Inc.	13,284	664,067
Campbell Soup Company	1,000	37,000
Coca-Cola Company (The)	39,000	2,241,330
ConAgra Foods, Inc.	158,900	4,152,057
Kellogg Company	83,600	4,681,600
Kraft Foods, Inc. Class A	106,182	3,664,341
Pepsico, Inc.	212,900	15,597,054
Sara Lee Corporation	214,300	$3,576,667
Supervalu, Inc.	148,500	5,792,985
Sysco Corporation	39,900	1,420,041
Tyson Foods, Inc. Class A	316,200	5,644,170
Unilever NV (Netherlands)	67,100	2,070,035
		60,659,403
Building Materials—0.8%
Home Depot, Inc.	108,000	3,503,520
Lowe’s Companies, Inc.	235,000	6,584,700
		10,088,220
Chemicals—2.2%
Agrium, Inc. (Canada)	116,400	6,329,832
Dow Chemical Company (The)	117,000	5,038,020
EI Du Pont de Nemours & Company	157,800	7,820,568
Monsanto Company	74,400	6,379,056
Potash Corporation of Saskatchewan, Inc. (Canada) †	35,700	3,773,490
		29,340,966
Coal—0.1%
Arch Coal, Inc. †	44,000	1,484,560
Commercial Services—1.0%
Accenture Ltd. Class A (Bermuda)	51,000	2,052,750
Fluor Corporation	40,400	5,816,792
MasterCard, Inc. Class A †	2,400	355,128
Moody’s Corporation	19,700	992,880
Paychex, Inc.	32,000	1,312,000
Siemens AG Sponsored ADR (Germany)	9,000	1,235,250
WABCO Holdings, Inc. †	38,800	1,813,900
		13,578,700
Communications—2.7%
American Tower Corporation Class A *†	180,800	7,872,032
Arris Group, Inc. *	187,500	2,315,625
Network Appliance, Inc. *	44,300	1,192,113
Nokia Corporation Sponsored ADR (Finland)	374,800	14,216,164
Polycom, Inc. *	29,800	800,428
Qualcomm, Inc.	197,900	8,363,254
Telefonaktiebolaget LM Ericsson ADR (Sweden) †	45,200	1,798,960
		36,558,576
Computer Software & Processing—6.4%
Adobe Systems, Inc. *	57,800	2,523,548
Affiliated Computer Services, Inc. Class A *	22,200	1,115,328
Autodesk, Inc. *	64,700	3,233,059
Automatic Data Processing, Inc.	114,700	5,268,171
Cerner Corporation *†	20,000	1,196,200
Electronic Arts, Inc. *	66,800	3,740,132
Google, Inc. Class A *†	39,100	22,180,257
Intuit, Inc. *	55,300	1,675,590
Juniper Networks, Inc. *	190,400	6,970,544
Microsoft Corporation	708,800	20,881,248
NAVTEQ Corporation *	16,000	1,247,520
Oracle Corporation *	156,800	3,394,720
SAP AG ADR (Germany) †	37,600	2,205,992
Sun Microsystems, Inc. *†	985,500	5,528,655
Symantec Corporation *	41,900	812,022
Yahoo!, Inc. *	107,600	2,887,984
		84,860,970

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Computers & Information—4.1%
Apple Computer, Inc. *	62,700	$9,626,958
Brocade Communications Systems, Inc. *	328,800	2,814,528
Dell, Inc. *	202,500	5,589,000
EMC Corporation *	168,900	3,513,120
Hewlett-Packard Company	166,900	8,309,951
Ingram Micro, Inc. Class A *	200,700	3,935,727
International Game Technology	33,600	1,448,160
Jabil Circuit, Inc.	110,200	2,516,968
Pitney Bowes, Inc.	97,800	4,442,076
SanDisk Corporation *	129,800	7,151,980
Seagate Technology (Cayman Islands)	171,000	4,374,180
VeriFone Holdings, Inc. *†	25,800	1,143,714
		54,866,362
Cosmetics & Personal Care—0.8%
Avon Products, Inc.	17,134	643,039
Colgate-Palmolive Company	59,700	4,257,804
Procter & Gamble Company	80,175	5,639,509
		10,540,352
Education—0.0%
Apollo Group, Inc. Class A *	7,600	457,140
Electric Utilities—2.4%
AES Corporation (The) *	39,200	785,568
Allegheny Energy, Inc. *	16,400	857,064
Edison International	41,900	2,323,355
Entergy Corporation	41,900	4,537,351
Exelon Corporation	85,200	6,420,672
FPL Group, Inc.	162,500	9,893,000
SCANA Corporation	70,100	2,715,674
Southern Company (The)	115,200	4,179,456
		31,712,140
Electrical Equipment—3.7%
Cooper Industries Ltd. Class A (Bermuda)	23,000	1,175,070
Emerson Electric Company	27,400	1,458,228
Energizer Holdings, Inc. *	9,200	1,019,820
General Electric Company	1,111,300	46,007,820
		49,660,938
Electronics—5.5%
ASM Lithography Holdings NV New York Registered Shares (Netherlands) *†	66,000	2,168,760
Altera Corporation	94,600	2,277,968
Analog Devices, Inc.	83,600	3,022,976
Broadcom Corporation Class A *	23,600	859,984
Cisco Systems, Inc. *	851,150	28,181,577
Flextronics International Ltd. (Singapore) *	171,400	1,916,252
Intel Corporation	547,400	14,155,764
Linear Technology Corporation †	23,600	825,764
Marvell Technology Group Ltd. (Bermuda) *	212,700	3,481,899
Maxim Integrated Products, Inc.	77,200	2,265,820
Micron Technology, Inc. *	124,800	1,385,280
Qimonda AG, ADR (Germany) *†	81,300	918,690
Rockwell Collins, Inc.	21,000	1,533,840
Silicon Laboratories, Inc. *†	22,000	918,720
Texas Instruments, Inc.	95,100	3,479,709
Xilinx, Inc.	250,400	6,545,456
		73,938,459
Entertainment & Leisure—0.8%
Discovery Holding Company Class A *	21,700	$626,045
Time Warner, Inc.	302,900	5,561,244
Walt Disney Company	114,100	3,923,899
		10,111,188
Environmental—1.1%
Agilent Technologies, Inc. *	33,872	1,249,199
Danaher Corporation	167,400	13,845,654
		15,094,853
Financial Services—4.4%
Ameriprise Financial, Inc.	36,600	2,309,826
Berkshire Hathaway, Inc. Class A *	22	2,607,220
Charles Schwab Corporation (The)	190,900	4,123,440
CME Group, Inc.	3,900	2,290,665
Countrywide Financial Corporation	9,200	174,892
Franklin Resources, Inc.	54,100	6,897,750
Goldman Sachs Group, Inc.	75,000	16,255,500
IntercontinentalExchange, Inc. *†	400	60,760
Legg Mason, Inc.	8,100	682,749
Lehman Brothers Holdings, Inc. †	38,700	2,388,951
Merrill Lynch & Company, Inc.	40,600	2,893,968
Morgan Stanley	88,700	5,588,100
Principal Financial Group	34,200	2,157,678
UBS AG (Switzerland)	90,100	4,830,490
UBS AG (Switzerland)	93,400	4,973,550
		58,235,539
Food Retailers—0.8%
Kroger Company (The)	142,100	4,052,692
Safeway, Inc.	121,100	4,009,621
Starbucks Corporation *	73,800	1,933,560
		9,995,873
Forest Products & Paper—0.4%
Kimberly-Clark Corporation	44,500	3,126,570
Smurfit-Stone Container Corporation *	225,600	2,635,008
		5,761,578
Health Care Providers—0.6%
DaVita, Inc. *	41,500	2,621,970
Express Scripts, Inc. *	50,300	2,807,746
Laboratory Corporation of America Holdings *	25,800	2,018,334
		7,448,050
Heavy Construction—0.5%
Foster Wheeler Ltd. (Bermuda) *	25,600	3,360,768
Lennar Corporation Class A †	28,700	650,055
McDermott International, Inc. *	37,800	2,044,224
		6,055,047
Heavy Machinery—1.9%
American Standard Companies, Inc.	147,900	5,268,198
Applied Materials, Inc.	277,500	5,744,250
Caterpillar, Inc.	11,500	901,945
Deere & Company	29,700	4,408,074
Lam Research Corporation *	19,000	1,011,940
Smith International, Inc.	115,100	8,218,140
		25,552,547

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Growth &
Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Home Construction, Furnishings & Appliances—0.2%
Jarden Corporation *	18,100	$560,014
Johnson Controls, Inc.	13,700	1,618,107
Leggett & Platt, Inc.	47,500	910,100
		3,088,221
Household Products—0.5%
Illinois Tool Works, Inc.	108,500	6,470,940
Insurance—5.7%
ACE Ltd. (Cayman Islands)	94,300	5,711,751
Aflac, Inc.	21,800	1,243,472
Aetna, Inc.	175,800	9,540,666
Allstate Corporation (The)	63,700	3,643,003
AMBAC Financial Group, Inc. †	48,600	3,057,426
American International Group, Inc.	227,900	15,417,435
Chubb Corporation	105,600	5,664,384
Hartford Financial Services Group, Inc.	17,100	1,582,605
Humana, Inc. *	31,300	2,187,244
MBIA, Inc. †	40,300	2,460,315
Marsh & McLennan Companies, Inc.	100,200	2,555,100
Progressive Corporation (The)	45,700	887,037
Prudential Financial, Inc.	49,700	4,849,726
RenaissanceRe Holdings Ltd. (Bermuda)	16,600	1,085,806
UnitedHealth Group, Inc.	154,900	7,501,807
WellPoint, Inc. *	108,200	8,539,144
		75,926,921
Lodging—1.1%
Las Vegas Sands Corporation *	36,900	4,923,198
MGM MIRAGE *	19,400	1,735,136
Marriott International, Inc. Class A	72,400	3,147,228
Starwood Hotels & Resorts Worldwide, Inc.	13,800	838,350
Wynn Resorts Ltd.	29,300	4,616,508
		15,260,420
Media—Broadcasting & Publishing—0.7%
CBS Corporation Class B	66,300	2,088,450
Citadel Broadcasting Corporation	8,762	36,450
Comcast Corporation Class A *	167,850	4,058,613
Grupo Televisa SA ADR (Mexico)	32,300	780,691
McGraw-Hill Companies, Inc. (The) †	2,600	132,366
Shaw Communications, Inc. Class B (Canada) †	33,600	834,624
Time Warner Cable, Inc. Class A *	27,100	888,880
Viacom, Inc. Class B *	27,300	1,063,881
		9,883,955
Medical Supplies—3.4%
Alcon, Inc. (Switzerland)	17,800	2,561,776
Allergan, Inc.	129,100	8,323,077
Baxter International, Inc.	230,000	12,944,400
Kla-Tencor Corporation †	96,000	5,354,880
Kyphon, Inc. *	4,500	315,000
Medtronic, Inc.	140,600	7,931,246
St. Jude Medical, Inc. *	81,400	3,587,298
Stryker Corporation	48,300	3,321,108
Thermo Fisher Scientific, Inc. *	15,800	911,976
Zimmer Holdings, Inc. *	3,700	299,663
		45,550,424
Metals—1.5%
Alcoa, Inc.	86,700	$3,391,704
Allegheny Technologies, Inc.	6,700	736,665
Barrick Gold Corporation (Canada)	70,700	2,847,796
Cameco Corporation (Canada) †	74,900	3,463,376
Corning, Inc.	343,400	8,464,810
Newmont Mining Corporation	23,000	1,028,790
		19,933,141
Mining—0.4%
Freeport-McMoran Copper & Gold, Inc.	55,900	5,863,351
Oil & Gas—8.3%
Anadarko Petroleum Corporation	17,200	924,500
Baker Hughes, Inc.	101,300	9,154,481
BJ Services Company	95,600	2,538,180
Chevron Corporation	103,072	9,645,478
ConocoPhillips	102,300	8,978,871
EOG Resources, Inc. †	12,600	911,358
Exxon Mobil Corporation	253,600	23,473,216
MDU Resources Group, Inc.	34,800	968,832
Murphy Oil Corporation	46,600	3,256,874
Newfield Exploration Company *	170,600	8,216,096
Royal Dutch Shell PLC Class A ADR (United Kingdom)	79,600	6,541,528
Royal Dutch Shell PLC Class B, ADR (United Kingdom)	21,356	1,753,328
Schlumberger Ltd. (Netherland Antilles)	192,900	20,254,500
Sunoco, Inc.	400	28,312
Total Fina SA ADR (France)	42,700	3,459,981
Weatherford International Ltd. (Bermuda) *	56,300	3,782,234
XTO Energy, Inc.	105,600	6,530,304
		110,418,073
Pharmaceuticals—6.4%
Abbott Laboratories	79,700	4,273,514
AstraZeneca Group PLC ADR (United Kingdom)	123,500	6,183,645
Bare Escentuals, Inc. *†	32,800	815,736
Bristol-Myers Squibb Company	227,500	6,556,550
Cardinal Health, Inc.	27,200	1,700,816
Celgene Corporation *†	62,300	4,442,613
Eli Lilly & Company	22,500	1,280,925
Forest Laboratories, Inc. *	132,700	4,948,383
Genentech, Inc. *	151,700	11,835,634
Gilead Sciences, Inc. *	169,400	6,923,378
ImClone Systems, Inc. *†	76,500	3,162,510
Medco Health Solutions, Inc. *	39,400	3,561,366
Merck & Company, Inc.	55,500	2,868,795
Millennium Pharmaceuticals, Inc. *	116,100	1,178,415
Novartis AG (Switzerland)	4,100	225,071
Pfizer, Inc.	83,000	2,027,690
Roche Holding AG–Genusschein (Switzerland)	19,823	3,581,701
Sanofi-Aventis, ADR (France) †	80,300	3,406,326
Schering-Plough Corporation	107,200	3,390,736
Sepracor, Inc. *	49,300	1,355,750
Teva Pharmaceutical Industries Ltd. ADR (Israel)	52,900	2,352,463
Wyeth	208,500	9,288,675
		85,360,692

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Growth &
Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Real Estate—0.6%
Douglas Emmett, Inc. REIT		21,400	$529,222
General Growth Properties, Inc. REIT	†	16,110	863,818
Host Hotels & Resorts Inc. REIT	†	312,945	7,022,486
			8,415,526
Restaurants—0.5%
Cheesecake Factory (The)	*	3,200	75,104
McDonald’s Corporation		123,500	6,727,045
			6,802,149
Retailers—4.8%
Amazon.Com, Inc.	*	102,100	9,510,615
Bed Bath & Beyond, Inc.	*†	47,700	1,627,524
Best Buy Company, Inc.	†	88,200	4,058,964
CVS Caremark Corp.		473,886	18,780,102
Costco Wholesale Corporation		12,600	773,262
eBay, Inc.	*	235,300	9,181,406
Macys, Inc.		95,700	3,093,024
Target Corporation		228,800	14,544,816
Wal-Mart Stores, Inc.		52,100	2,274,165
			63,843,878
Telephone Systems—4.0%
America Movil SA de CV ADR (Mexico)		104,300	6,675,200
AT&T, Inc.		591,806	25,039,312
Level 3 Communications, Inc.	*†	586,200	2,725,830
MetroPCS Communications, Inc.	*†	31,900	870,232
Rogers Communications, Inc. (Canada)	†	97,100	4,420,963
Time Warner Telecom, Inc. Class A	*	132,600	2,913,222
Verizon Communications, Inc.		249,200	11,034,576
			53,679,335
Textiles, Clothing & Fabrics—0.5%
Coach, Inc.	*	98,800	4,670,276
Hanesbrands, Inc.	*	68,537	1,923,148
			6,593,424
Transportation—0.6%
Carnival Corporation		12,700	615,061
Expeditors International Washington, Inc.		32,700	1,546,710
United Parcel Service, Inc. Class B		83,600	6,278,360
			8,440,131
TOTAL COMMON STOCKS
(Cost $1,026,432,467)			1,315,271,608

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—0.2%
Automotive—0.1%
Ford Motor Company
4.250%	12/15/2036		$918,000	1,077,502
Pharmaceuticals—0.1%
Schering-Plough Corporation
6.000%	08/13/2010		3,700	1,024,900
TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $1,848,623)				2,102,402

CASH EQUIVALENTS—7.6%
Institutional Money Market Funds—0.6%
Reserve Primary Money Market Fund
5.380%	10/01/2007	††	$7,611,879	$7,611,879
Bank & Certificate Deposits/Offshore Time Deposits—6.8%
ABN Amro Bank NV
4.970%	10/24/2007	††	2,804,376	2,804,377
Bank of Montreal
5.520%	10/15/2007	††	1,201,875	1,201,875
Bank of Nova Scotia
5.540%	10/17/2007	††	1,201,875	1,201,875
Bank of Nova Scotia
5.340%	10/19/2007	††	3,205,002	3,205,002
Bank of Nova Scotia
5.000%	10/25/2007	††	1,602,501	1,602,501
Barclays
5.330%	10/15/2007	††	2,003,126	2,003,126
Barclays
5.330%	11/05/2007	††	2,003,126	2,003,126
Barclays
5.320%	10/09/2007	††	801,251	801,251
BNP Paribas
5.420%	10/15/2007	††	801,251	801,251
BNP Paribas
5.200%	10/01/2007	††	4,006,252	4,006,252
BNP Paribas
5.000%	10/25/2007	††	2,804,376	2,804,376
Calyon
5.500%	10/16/2007	††	1,201,875	1,201,875
Calyon
5.330%	11/07/2007	††	1,201,875	1,201,875
Calyon
5.250%	10/01/2007	††	8,012,503	8,012,503
Canadian Imperial Bank of Commerce
5.340%	11/09/2007	††	1,201,875	1,201,875
Dexia Group
5.100%	11/05/2007	††	1,201,875	1,201,875
Fortis Bank
5.250%	10/01/2007	††	2,403,751	2,403,751
Lloyds TSB Bank
5.650%	10/12/2007	††	3,205,002	3,205,002
Merrill Lynch & Company
4.950%	10/01/2007	††	6,410,002	6,410,002
Morgan Stanley & Company
4.950%	10/01/2007	††	5,608,753	5,608,753
National Australia Bank
5.190%	10/01/2007	††	7,211,253	7,211,253
Nordea Bank Finland PLC
5.450%	10/23/2007	††	2,003,126	2,003,126
Rabobank Nederland
5.000%	10/04/2007	††	1,201,875	1,201,875
Rabobank Nederland
4.910%	10/03/2007	††	2,403,751	2,403,751
Royal Bank of Scotland
5.450%	10/19/2007	††	1,201,875	1,201,875
Royal Bank of Scotland
5.430%	10/26/2007	††	2,003,126	2,003,126
Royal Bank of Scotland
5.330%	11/07/2007	††	801,251	801,251
Societe Generale
5.120%	11/01/2007	††	2,003,126	2,003,126
Societe Generale
4.950%	10/22/2007	††	1,602,501	1,602,501
Svenska Handlesbanken
5.200%	10/01/2007	††	8,419,338	8,419,338

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Growth &
Income Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
Toronto Dominion Bank
5.610%	10/12/2007	††	$2,403,751	$2,403,751
Toronto Dominion Bank
5.320%	10/03/2007	††	2,003,126	2,003,126
Toronto Dominion Bank
5.320%	10/09/2007	††	1,602,501	1,602,501
UBS AG
5.450%	10/22/2007	††	1,201,875	1,201,875
UBS AG
5.370%	11/08/2007	††	1,201,875	1,201,875
UBS Finance AG
5.580%	10/01/2007	††	1,201,875	1,201,875
				91,348,748
Floating Rate Instruments/Master Notes—0.2%
Wells Fargo
5.450%	10/12/2007	††	2,003,126	2,003,126
TOTAL CASH EQUIVALENTS
(Cost $100,963,753)				100,963,753

REPURCHASE AGREEMENTS—1.3%
State Street Bank & Trust Company Repurchase Agreement, dated 09/28/2007, due 10/01/2007, with a maturity value of $17,821,247 and an effective yield of 4.15%, collateralized by U.S. Government Agency Obligations, with rates ranging from 4.249% to 6.253%, maturity dates ranging from 09/01/2033-12/01/2033, and an aggregate market value of $18,174,536.			17,815,087	17,815,087
TOTAL INVESTMENTS—107.5%
(Cost $1,147,059,930)				1,436,152,850
Other assets less liabilities—(7.5%)				(100,239,963)
NET ASSETS—100.0%				$1,335,912,887

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents collateral received from securities lending transactions.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—97.1%
Advertising—0.3%
Omnicom Group	186,800	$8,983,212
Aerospace & Defense—0.7%
Honeywell International, Inc.	94,200	5,602,074
Northrop Grumman Corporation	51,400	4,009,200
United Technologies Corporation	140,600	11,315,488
		20,926,762
Airlines—0.7%
FedEx Corporation	179,000	18,750,250
Apparel Retailers—0.4%
Aeropostale, Inc. *	23,750	452,675
Kohl’s Corporation *	209,900	12,033,567
		12,486,242
Automotive—0.4%
Autonation, Inc. *	109,148	1,934,102
ITT Corporation	140,600	9,550,958
TRW Automotive Holdings Corporation *	5,900	186,912
		11,671,972
Banking—3.1%
American Express Company	125,400	7,444,998
Citigroup, Inc.	714,400	33,341,048
JPMorgan Chase & Company	69,400	3,179,908
SLM Corporation	8,600	427,162
Washington Mutual, Inc.	47,100	1,663,101
Wells Fargo & Company	1,198,500	42,690,570
		88,746,787
Beverages, Food & Tobacco—4.5%
Altria Group, Inc.	14,646	1,018,336
Anheuser-Busch Companies, Inc.	489,000	24,445,110
Coca-Cola Company (The)	734,600	42,217,462
Hansen Natural Corporation *	6,900	391,092
Molson Coors Brewing Company Class B	5,900	588,053
Nestle SA-Sponsored ADR (Switzerland) †	116,200	13,005,604
PepsiAmericas, Inc.	2,800	90,832
Pepsico, Inc.	550,900	40,358,934
Supervalu, Inc.	5,600	218,456
Tyson Foods, Inc. Class A	198,600	3,545,010
UST, Inc. †	61,378	3,044,349
Universal Corporation †	4,500	220,275
		129,143,513
Building Materials—0.7%
Lowe’s Companies, Inc.	720,600	20,191,212
Chemicals—0.5%
Celanese Corporation Class A	8,000	311,840
Monsanto Company	22,670	1,943,726
Praxair, Inc.	136,500	11,433,240
		13,688,806
Commercial Services—4.6%
Accenture Ltd. Class A (Bermuda)	115,300	4,640,825
Avis Budget Group, Inc. *	82,000	1,876,980
Cintas Corporation	240,100	8,907,710
Dun & Bradstreet Company	6,100	601,521
Fluor Corporation	215,300	$30,998,894
Manpower, Inc.	40,049	2,577,153
MasterCard, Inc. Class A †	22,400	3,314,528
Moody’s Corporation †	63,400	3,195,360
Paychex, Inc.	697,650	28,603,650
Quanta Services, Inc. *†	773,900	20,469,655
Ryder System, Inc.	2,400	117,600
Shaw Group, Inc. (The) *	478,600	27,806,660
Sotheby’s Holdings, Inc. Class A †	17,200	821,988
		133,932,524
Communications—5.9%
Nokia Corporation Sponsored ADR (Finland)	2,411,700	91,475,781
Qualcomm, Inc.	1,083,200	45,776,032
XM Satellite Radio Holdings, Inc. Class A *†	2,322,100	32,904,157
		170,155,970
Computer Software & Processing—13.1%
Amdocs Ltd. *	192,600	7,162,794
Autodesk, Inc. *	166,700	8,329,999
Automatic Data Processing, Inc.	969,400	44,524,542
CA, Inc. †	21,400	550,408
Cognizant Technology Solutions Corporation *	91,700	7,314,909
Electronic Arts, Inc. *†	490,000	27,435,100
Fair Isaac Corporation †	11,900	429,709
Fidelity National Information Services, Inc.	155,900	6,917,283
Google, Inc. Class A *†	140,522	79,713,915
Juniper Networks, Inc. *	124,200	4,546,962
Microsoft Corporation	3,107,510	91,547,245
NAVTEQ Corporation *	326,400	25,449,408
Oracle Corporation *	354,400	7,672,760
Symantec Corporation *	210,600	4,081,428
Synopsys, Inc. *	68,938	1,866,841
VeriSign, Inc. *	44,400	1,498,056
Yahoo!, Inc. *	2,212,200	59,375,448
		378,416,807
Computers & Information—4.3%
3M Company †	42,800	4,005,224
Apple Computer, Inc. *	43,300	6,648,282
Dell, Inc. *	136,600	3,770,160
EMC Corporation *	740,400	15,400,320
Hewlett-Packard Company	239,800	11,939,642
Ingram Micro, Inc. Class A *	7,800	152,958
International Business Machines Corporation	478,400	56,355,520
Jabil Circuit, Inc.	1,045,200	23,872,368
Tech Data Corporation *	9,100	365,092
		122,509,566
Cosmetics & Personal Care—1.1%
Ecolab, Inc.	198,700	9,378,640
Procter & Gamble Company	323,200	22,733,888
		32,112,528
Education—0.2%
Apollo Group, Inc. Class A *	13,800	830,070
ITT Educational Services, Inc. *	30,900	3,760,221
		4,590,291

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
Electric Utilities—0.2%
NRG Energy, Inc. *†	23,500	$993,815
PG&E Corporation	3,700	176,860
Reliant Energy, Inc. *	151,400	3,875,840
TXU Corporation	14,527	994,664
		6,041,179
Electrical Equipment—3.4%
Energizer Holdings, Inc. *†	36,154	4,007,671
General Electric Company	2,296,000	95,054,400
Thomas & Betts Corporation *	4,400	258,016
		99,320,087
Electronics—8.1%
Analog Devices, Inc.	26,400	954,624
Avnet, Inc. *	52,400	2,088,664
Cisco Systems, Inc. *	2,412,700	79,884,497
Garmin Ltd. (Cayman Islands) †	26,500	3,164,100
Intel Corporation	1,454,500	37,613,370
Linear Technology Corporation †	361,300	12,641,887
Marvell Technology Group Ltd. (Bermuda) *	662,800	10,850,036
Maxim Integrated Products, Inc.	278,300	8,168,105
MEMC Electronics Materials, Inc. *	84,100	4,950,126
National Semiconductor Corporation	6,900	187,128
Novellus Systems, Inc. *†	47,500	1,294,850
Nvidia Corporation *	43,050	1,560,132
Raytheon Company	46,244	2,951,292
Rockwell Collins, Inc.	4,000	292,160
Sunpower Corp. Class A *†	205,530	17,021,995
Texas Instruments, Inc.	1,355,200	49,586,768
Tyco Electronics Ltd. (Bermuda) *	50,126	1,775,964
		234,985,698
Entertainment & Leisure—0.8%
Time Warner, Inc.	239,803	4,402,783
Walt Disney Company	569,100	19,571,349
		23,974,132
Environmental—0.3%
Danaher Corporation	95,900	7,931,889
Teradyne, Inc. *	13,600	187,680
		8,119,569
Financial Services—10.2%
Berkshire Hathaway, Inc., Class B *†	2,955	11,678,160
Charles Schwab Corporation (The)	1,895,450	40,941,720
CME Group, Inc. †	33,700	19,793,695
E*Trade Financial Corporation *	1,156,500	15,103,890
Eaton Vance Corporation	8,300	331,668
Franklin Resources, Inc.	207,800	26,494,500
Goldman Sachs Group, Inc.	585,900	126,987,966
Legg Mason, Inc.	356,400	30,040,956
Morgan Stanley	23,700	1,493,100
T Rowe Price Group, Inc.	244,200	13,599,498
Western Union Company (The)	368,800	7,733,736
		294,198,889
Food Retailers—0.1%
Kroger Company (The)	68,100	1,942,212
Forest Products & Paper—0.0%
Domtar Corporation *	73,000	$598,600
Heavy Construction—0.9%
Foster Wheeler Ltd. (Bermuda) *	196,700	25,822,776
McDermott International, Inc. *	2,900	156,832
		25,979,608
Heavy Machinery—2.0%
Agco Corporation *	53,700	2,726,349
Black & Decker Corporation	1,000	83,300
Caterpillar, Inc.	229,700	18,015,371
Cummins, Inc.	22,000	2,813,580
Dresser-Rand Group, Inc. *	39,200	1,674,232
Ingersoll-Rand Company Class A (Bermuda)	5,300	288,691
National-Oilwell Varco, Inc. *	128,400	18,553,800
Rockwell Automation, Inc.	159,400	11,079,894
SPX Corporation	5,300	490,568
Toro Company	6,200	364,746
WW Grainger, Inc.	7,100	647,449
		56,737,980
Home Construction, Furnishings & Appliances—0.1%
HNI Corporation	1,100	39,600
Kinetic Concepts, Inc. *†	18,000	1,013,040
Masco Corporation	76,400	1,770,188
		2,822,828
Household Products—0.0%
RPM, Inc.	6,200	148,490
Insurance—4.3%
American International Group, Inc.	1,505,850	101,870,752
Cigna Corporation	64,700	3,447,863
Health Net, Inc. *	1,400	75,670
Humana, Inc. *	15,000	1,048,200
MBIA, Inc. †	22,775	1,390,414
UnitedHealth Group, Inc.	241,600	11,700,688
WellCare Health Plans, Inc. *†	38,100	4,016,883
		123,550,470
Lodging—0.7%
Hilton Hotels Corporation	4,300	199,907
MGM MIRAGE *	164,600	14,721,824
Marriott International, Inc. Class A	51,603	2,243,182
Wynn Resorts Ltd.	17,300	2,725,788
		19,890,701
Media—Broadcasting & Publishing—0.9%
American Greetings Corporation Class A	13,300	351,120
CBS Corporation Class B	127,163	4,005,634
DIRECTV Group (The), Inc. *	49,100	1,192,148
Gannett Company, Inc. †	469,800	20,530,260
Liberty Media Holdings Corporation Capital Class A *	100	12,483
		26,091,645
Medical Supplies—4.2%
Alcon, Inc. (Switzerland)	64,200	9,239,664
Allergan, Inc.	116,300	7,497,861
Dade Behring Holdings, Inc.	1,600	122,160
Dentsply International, Inc.	9,100	378,924
Johnson & Johnson	567,800	37,304,460
Medtronic, Inc.	765,400	43,176,214
PerkinElmer, Inc.	12,500	365,125

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint
Growth Fund

	Shares	Value
COMMON STOCKS—(Continued)
St. Jude Medical, Inc. *	34,100	$1,502,787
Stryker Corporation	6,100	419,436
Thermo Fisher Scientific, Inc. *	330,200	19,059,144
Waters Corporation *	15,155	1,014,173
		120,079,948
Metals—0.7%
AK Steel Holding Corporation *	9,000	395,550
Cleveland-Cliffs, Inc. †	13,500	1,187,595
Corning, Inc.	206,200	5,082,830
Crane Company	7,500	359,775
Goldcorp, Inc. (Canada) †	343,000	10,482,080
Precision Castparts Corporation	10,400	1,538,992
Southern Copper Corporation †	9,700	1,201,151
United States Steel Corporation	7,500	794,550
		21,042,523
Mining—0.4%
Freeport-McMoran Copper & Gold, Inc.	104,000	10,908,560
Oil & Gas—2.6%
Anadarko Petroleum Corporation	3,900	209,625
Ashland, Inc.	1,300	78,273
Devon Energy Corporation	43,800	3,644,160
Exxon Mobil Corporation	77,900	7,210,424
Global Industries Ltd. *	34,000	875,840
GlobalSantaFe Corporation	45,300	3,443,706
Halliburton Company	426,200	16,366,080
Holly Corporation	11,900	711,977
Occidental Petroleum Corporation	165,100	10,579,608
Patterson-UTI Energy, Inc. †	61,400	1,385,798
Schlumberger Ltd. (Netherland Antilles)	13,800	1,449,000
Suncor Energy, Inc. (Canada)	97,800	9,272,418
Tesoro Corporation	24,600	1,132,092
Transocean, Inc. (Cayman Islands) *	8,800	994,840
Weatherford International Ltd. (Bermuda) *	238,500	16,022,430
Western Refining, Inc. †	46,100	1,870,738
		75,247,009
Pharmaceuticals—6.0%
Abbott Laboratories	26,200	1,404,844
AmerisourceBergen Corporation	71,008	3,218,793
Amgen, Inc. *†	364,900	20,642,393
Biogen Idec, Inc. *	281,500	18,671,895
Cardinal Health, Inc.	5,800	362,674
Celgene Corporation *	214,100	15,267,471
Elan Corporation PLC ADR (Ireland) *†	1,057,900	22,258,216
Eli Lilly & Company	26,700	1,520,031
Genentech, Inc. *	299,100	23,335,782
Gen-Probe, Inc. *	1,200	79,896
Genzyme Corporation *	161,500	10,006,540
Gilead Sciences, Inc. *	323,300	13,213,271
Invitrogen Corporation *	1,000	81,730
McKesson Corporation	9,700	570,263
Medco Health Solutions, Inc. *	55,400	5,007,606
Merck & Company, Inc.	78,001	4,031,872
Millennium Pharmaceuticals, Inc. *	30,800	312,620
Pfizer, Inc.	159,300	3,891,699
Schering-Plough Corporation	137,100	$4,336,473
Shire Pharmaceuticals Group PLC (United Kingdom)	174,300	12,894,714
Watson Pharmaceuticals, Inc. *	29,700	962,280
Wyeth	256,800	11,440,440
		173,511,503
Real Estate—0.2%
CB Richard Ellis Group, Inc. Class A *†	88,700	2,469,408
General Growth Properties, Inc. REIT	6,100	327,082
iStar Financial, Inc. REIT †	13,200	448,668
Jones Lang Lasalle, Inc.	16,482	1,693,690
Simon Property Group, Inc. REIT	9,600	960,000
		5,898,848
Restaurants—0.1%
Yum! Brands, Inc.	49,400	1,671,202
Retailers—8.6%
Amazon.Com, Inc. *	515,300	48,000,195
Big Lots, Inc. *†	20,000	596,800
CVS Caremark Corp.	352,900	13,985,427
Dollar Tree Stores, Inc. *	18,200	737,828
eBay, Inc. *	2,299,000	89,706,980
Fastenal Company †	329,000	14,939,890
GameStop Corporation Class A *	18,200	1,025,570
RadioShack Corporation †	107,400	2,218,884
Target Corporation	479,800	30,500,886
Wal-Mart Stores, Inc.	1,087,600	47,473,740
		249,186,200
Telephone Systems—0.2%
Embarq Corporation	15,700	872,920
Sprint Nextel Corporation	191,799	3,644,181
Telephone & Data Systems, Inc.	3,800	253,650
Telephone & Data Systems, Inc.	1,500	93,000
Verizon Communications, Inc.	42,300	1,873,044
		6,736,795
Textiles, Clothing & Fabrics—0.0%
Guess ?, Inc.	2,900	142,187
Transportation—1.6%
Carnival Corporation	600	29,058
CH Robinson Worldwide, Inc. †	219,000	11,889,510
Expedia, Inc. *	608,700	19,405,356
Expeditors International Washington, Inc.	213,800	10,112,740
JB Hunt Transport Services, Inc.	54,100	1,422,830
Overseas Shipholding Group	20,600	1,582,698
United Parcel Service, Inc. Class B	31,400	2,358,140
		46,800,332
TOTAL COMMON STOCKS
(Cost $2,256,208,595)		2,801,933,637

MUTUAL FUNDS—0.0%
Investment Companies—0.0%
Tri-Continental Corporation Fund
(Cost $9,727)	400	9,700

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint
Growth Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—5.6%
Institutional Money Market Funds—0.4%
Reserve Primary Money Market Fund
5.380%	10/01/2007	††	$12,211,050	$12,211,050
Bank & Certificate Deposits/Offshore Time Deposits—5.1%
ABN Amro Bank NV
4.970%	10/24/2007	††	4,498,808	4,498,808
Bank of Montreal
5.520%	10/15/2007	††	1,928,060	1,928,060
Bank of Nova Scotia
5.540%	10/17/2007	††	1,928,059	1,928,059
Bank of Nova Scotia
5.340%	10/19/2007	††	5,141,493	5,141,493
Bank of Nova Scotia
5.000%	10/25/2007	††	2,570,746	2,570,746
Barclays
5.330%	10/15/2007	††	3,213,433	3,213,433
Barclays
5.330%	11/05/2007	††	3,213,433	3,213,433
Barclays
5.320%	10/09/2007	††	1,285,373	1,285,373
BNP Paribas
5.420%	10/15/2007	††	1,285,373	1,285,373
BNP Paribas
5.200%	10/01/2007	††	6,426,866	6,426,866
BNP Paribas
5.000%	10/25/2007	††	4,498,807	4,498,807
Calyon
5.500%	10/16/2007	††	1,928,059	1,928,059
Calyon
5.330%	11/07/2007	††	1,928,059	1,928,059
Calyon
5.250%	10/01/2007	††	12,853,733	12,853,733
Canadian Imperial Bank of Commerce
5.340%	11/09/2007	††	1,928,059	1,928,059
Dexia Group
5.100%	11/05/2007	††	1,928,059	1,928,059
Fortis Bank
5.250%	10/01/2007	††	3,856,121	3,856,121
Lloyds TSB Bank
5.650%	10/12/2007	††	5,141,493	5,141,493
Merrill Lynch & Company
4.950%	10/01/2007	††	10,282,987	10,282,987
Morgan Stanley & Company
4.950%	10/01/2007	††	8,997,612	8,997,612
National Australia Bank
5.190%	10/01/2007	††	11,568,360	11,568,360
Nordea Bank Finland PLC
5.450%	10/23/2007	††	3,213,433	3,213,433
Rabobank Nederland
5.000%	10/04/2007	††	1,928,059	1,928,059
Rabobank Nederland
4.910%	10/03/2007	††	3,856,121	3,856,121
Royal Bank of Scotland
5.450%	10/19/2007	††	1,928,059	1,928,059
Royal Bank of Scotland
5.430%	10/26/2007	††	3,213,433	3,213,433
Royal Bank of Scotland
5.330%	11/07/2007	††	$1,285,373	$1,285,373
Societe Generale
5.120%	11/01/2007	††	3,213,433	3,213,433
Societe Generale
4.950%	10/22/2007	††	2,570,746	2,570,746
Svenska Handlesbanken
5.200%	10/01/2007	††	13,506,379	13,506,379
Toronto Dominion Bank
5.610%	10/12/2007	††	3,856,121	3,856,121
Toronto Dominion Bank
5.320%	10/03/2007	††	3,213,433	3,213,433
Toronto Dominion Bank
5.320%	10/09/2007	††	2,570,746	2,570,746
UBS AG
5.450%	10/22/2007	††	1,928,059	1,928,059
UBS AG
5.370%	11/08/2007	††	1,928,059	1,928,059
UBS Finance AG
5.580%	10/01/2007	††	1,928,059	1,928,059
				146,542,506
Floating Rate Instruments/Master Notes—0.1%
Wells Fargo
5.450%	10/12/2007	††	3,213,433	3,213,433
TOTAL CASH EQUIVALENTS
(Cost $161,966,989)				161,966,989

REPURCHASE AGREEMENTS—2.4%
State Street Bank & Trust Company Repurchase Agreement dated 09/28/2007, due 10/01/2007, with a maturity value of $67,847,657 and effective yield of 4.15%, collateralized by U.S. Government Agency Obligations, with rates ranging from 3.804% to 6.253%, maturity dates ranging from 10/01/2033-12/01/2033, and an aggregate market value of $69,184,739.			67,824,201	67,824,201
TOTAL INVESTMENTS—105.1%
(Cost $2,486,009,512)				3,031,734,527
Other assets less liabilities—(5.1%)				(147,613,824)
NET ASSETS—100.0%				$2,884,120,703

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—96.6%
Advertising—0.9%
Focus Media Holding Ltd., ADR (Cayman Islands)	*†	91,600	$5,314,632
Lamar Advertising Company	†	85,800	4,201,626
Marchex, Inc. Class B	†	120,000	1,141,200
Monster Worldwide, Inc.	*	83,900	2,857,634
			13,515,092
Aerospace & Defense—0.3%
Empresa Brasileira de Aeronautica SA, Sponsored ADR (Brazil)		84,700	3,720,024
Apparel Retailers—1.5%
AnnTaylor Stores Corporation	*	263,600	8,348,212
Christopher & Banks Corporation	†	233,200	2,826,384
Collective Brands, Inc.	*†	160,400	3,538,424
Urban Outfitters, Inc.	*†	296,230	6,457,814
			21,170,834
Automotive—3.1%
Autoliv, Inc.		109,700	6,554,575
Copart, Inc.	*	168,800	5,805,032
General Motors Corporation	†	638,000	23,414,600
LKQ Corporation	*	23,700	824,997
Oshkosh Truck Corporation		138,000	8,551,860
			45,151,064
Banking—0.2%
Signature Bank of New York	*	65,500	2,307,565
Texas Capital Bancshares, Inc.	*	47,100	1,023,954
			3,331,519
Building Materials—1.7%
Cemex SAB de CV (Mexico)	*	430,685	12,886,095
Interline Brands, Inc.	*	324,100	7,451,059
Martin Marietta Materials, Inc.	†	36,600	4,887,930
			25,225,084
Chemicals—1.1%
Nalco Holding Co.		316,987	9,398,665
UAP Holding Corporation	†	233,000	7,306,880
			16,705,545
Commercial Services—6.6%
Accenture Ltd. Class A (Bermuda)		222,600	8,959,650
Administaff, Inc.		119,419	4,334,910
Advisory Board Company (The)	*	113,300	6,624,651
American Reprographics Company	*†	74,200	1,389,024
Corporate Executive Board Company	†	268,100	19,903,744
Dun & Bradstreet Company		50,400	4,969,944
Heartland Payment Systems, Inc.	†	231,300	5,944,410
Korn Ferry International	*	484,100	7,992,491
Moody’s Corporation		62,400	3,144,960
Navigant Consulting, Inc.	*†	162,700	2,059,782
Quanta Services, Inc.	*†	203,500	5,382,575
Resources Connection, Inc.		194,800	4,509,620
Stericycle, Inc.	*	53,500	3,058,060
Visual Sciences, Inc.	*	111,600	1,611,504
Waste Connections, Inc.	*	218,950	6,953,852
Weight Watchers International, Inc.		87,000	$5,007,720
Wind River Systems, Inc.	*	366,400	4,312,528
			96,159,425
Communications—2.0%
American Tower Corporation Class A	*	349,800	15,230,292
SBA Communications Corporation	*	263,000	9,278,640
XM Satellite Radio Holdings, Inc. Class A	*	313,300	4,439,461
			28,948,393
Computer Software & Processing—9.6%
Activision, Inc.	*	102,599	2,215,112
Amdocs Ltd.	*	422,900	15,727,651
Ariba, Inc.	*†	346,000	3,729,880
Bottomline Technologies, Inc.	*	129,800	1,626,394
CNET Networks, Inc.	*†	1,343,499	10,009,068
Choicepoint, Inc.	*†	150,700	5,714,544
Citrix Systems, Inc.	*	67,600	2,725,632
Cognos, Inc. (Canada)	*	57,200	2,375,516
DST Systems, Inc.	*†	173,510	14,888,893
Electronic Arts, Inc.	*†	130,200	7,289,898
Factset Research Systems, Inc.		175,800	12,051,090
Global Cash Access, Inc.	*	204,200	2,162,478
IHS, Inc. Class A	*	16,100	909,489
Jack Henry & Associates, Inc.		278,200	7,194,252
Lenovo Group Ltd. (Hong Kong)		10,057,100	7,672,454
LivePerson, Inc.	*	339,700	2,092,552
Mercadolibre, Inc.	*†	32,325	1,184,065
Red Hat, Inc.	*†	416,000	8,265,920
RightNow Technologies, Inc.	*†	326,400	5,251,776
Skillsoft PLC, ADR (Ireland)	*	360,800	3,243,592
Take-Two Interactive Software, Inc.	*†	659,600	11,265,968
Taleo Corp. Class A	*	190,900	4,850,769
Verint Systems, Inc.	*	62,700	1,630,200
VeriSign, Inc.	*	174,400	5,884,256
			139,961,449
Computers & Information—3.3%
Dell, Inc.	*	891,000	24,591,600
Jabil Circuit, Inc.		484,300	11,061,412
Micros Systems, Inc.	*	46,800	3,045,276
Netezza Corporation	*	9,600	120,096
Palm, Inc.	*†	230,900	3,756,743
SanDisk Corporation	*	105,400	5,807,540
			48,382,667
Cosmetics & Personal Care—0.2%
Ecolab, Inc.		52,000	2,454,400
Education—0.6%
Strayer Education, Inc.	†	22,300	3,760,449
Universal Technical Institute, Inc.	*	252,400	4,543,200
			8,303,649
Electrical Equipment—0.9%
Ametek, Inc.		133,250	5,759,065
Energy Conversion Devices, Inc.	*†	253,800	5,766,336
Moog, Inc. Class A	*	53,100	2,333,214
			13,858,615

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Electronics—5.4%
Analog Devices, Inc.		239,700	$8,667,552
Broadcom Corporation Class A	*	169,800	6,187,512
Cymer, Inc.	*	40,699	1,562,435
DRS Technologies, Inc.	†	96,100	5,297,032
Evergreen Solar, Inc.	*†	484,700	4,328,371
Fairchild Semiconductor International, Inc.	*	166,600	3,112,088
Finisar Corporation	*	768,900	2,152,920
Integrated Device Technology, Inc.	*	362,200	5,606,856
Intersil Corporation Class A		201,600	6,739,488
Microchip Technology, Inc.		122,000	4,431,040
National Semiconductor Corporation		254,500	6,902,040
Nvidia Corporation	*	73,500	2,663,640
PMC-Sierra, Inc.	*†	595,900	4,999,601
Semtech Corporation	*	242,200	4,960,256
Silicon Laboratories, Inc.	*	101,000	4,217,760
Sunpower Corp. Class A	*†	91,100	7,544,902
			79,373,493
Entertainment & Leisure—3.0%
Discovery Holding Company Class A	*	237,700	6,857,645
International Speedway Corporation Class A		2,400	110,064
National CineMedia, Inc.	†	203,400	4,556,160
Pool Corporation	†	167,700	4,189,146
Walt Disney Company		615,000	21,149,850
WMS Industries, Inc.	*†	212,600	7,037,060
			43,899,925
Environmental—1.4%
Roper Industries, Inc.	†	312,000	20,436,000
Financial Services—1.6%
Bear Stearns Companies, Inc. (The)	†	4,600	564,926
E*Trade Financial Corporation	*	686,200	8,961,772
Fortress Investment Group LLC Class A	†	143,300	3,055,156
Greenhill & Co., Inc.	†	51,100	3,119,655
Legg Mason, Inc.		35,800	3,017,582
SEI Investments Company		182,100	4,967,688
			23,686,779
Food Retailers—0.6%
Panera Bread Company Class A	*†	144,200	5,883,360
Pantry, Inc. (The)	*	92,400	2,368,212
			8,251,572
Forest Products & Paper—0.2%
School Specialty, Inc.	*†	76,709	2,656,433
Health Care Providers—5.3%
Coventry Health Care, Inc.	*	260,950	16,233,699
DaVita, Inc.	*	461,800	29,176,524
Edwards Lifesciences Corporation	*†	94,000	4,635,140
Express Scripts, Inc.	*	59,100	3,298,962
Healthways, Inc.	*†	146,400	7,901,208
Laboratory Corporation of America Holdings	*	54,700	4,279,181
Lincare Holdings, Inc.	*	94,900	3,478,085
Matria Healthcare, Inc.	*†	112,500	$2,943,000
Nighthawk Radiology Holdings, Inc.	*†	65,000	1,593,150
VCA Antech, Inc.	*	83,500	3,486,125
			77,025,074
Heavy Construction—0.2%
Lennar Corporation Class A		131,700	2,983,005
Heavy Machinery—2.9%
Actuant Corporation Class A	†	224,700	14,598,759
Bucyrus International, Inc. Class A	†	39,200	2,858,856
Entegris, Inc.	*	163,000	1,414,840
FMC Technologies, Inc.	*†	292,000	16,836,720
Grant Prideco, Inc.	*	87,100	4,748,692
Varian Medical Systems, Inc.	*	41,400	1,734,246
			42,192,113
Home Construction, Furnishings & Appliances—0.8%
Standard-Pacific Corporation	†	539,500	2,988,830
Toll Brothers, Inc.	*†	153,500	3,068,465
Williams Scotsman International, Inc.	*	176,700	4,896,357
			10,953,652
Insurance—9.5%
AMBAC Financial Group, Inc.	†	126,050	7,929,805
Amerigroup Corporation	*†	170,100	5,865,048
AON Corporation		540,600	24,224,286
Brown & Brown, Inc.	†	131,800	3,466,340
Centene Corporation	*†	177,900	3,826,629
Fairfax Financial Holdings Ltd. (Canada)	†	118,880	29,006,720
Infinity Property & Casualty Corporation		39,500	1,588,690
MBIA, Inc.		46,500	2,838,825
Markel Corporation	*†	6,400	3,097,600
Millea Holdings, Inc. (Japan)		272,000	10,897,134
Montpelier Re Holdings Ltd. (Bermuda)	†	462,400	8,184,480
Nipponkoa Insurance Company Ltd. (Japan)		1,260,000	10,923,549
Security Capital Assurance Ltd. (Bermuda)	†	428,500	9,786,940
WellPoint, Inc.	*	105,900	8,357,628
XL Capital Ltd. Class A (Cayman Islands)	†	98,700	7,817,040
			137,810,714
Media—Broadcasting & Publishing—4.5%
Central European Media Enterprises Ltd.	*	31,200	2,861,352
Comcast Corporation Special Class A	*	207,000	4,959,720
DIRECTV Group (The), Inc.	*	1,147,000	27,849,160
Liberty Media Corporation Interactive Class A	*	671,275	12,895,193
Liberty Media Holdings Corporation Capital Class A	*	131,455	16,409,528
			64,974,953
Medical Supplies—3.1%
Cytyc Corporation	*	110,200	5,251,030
FEI Company	*†	223,000	7,008,890
Illumina, Inc.	*†	88,700	4,601,756
Resmed, Inc.	*†	290,500	12,453,735
Respironics, Inc.	*	91,900	4,413,957

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Stereotaxis, Inc.	*†	153,800	$2,120,902
Thermo Fisher Scientific, Inc.	*	168,800	9,743,136
			45,593,406
Metals—1.5%
United States Steel Corporation		200,000	21,188,000
Oil & Gas—3.5%
Bill Barrett Corporation	*†	85,800	3,381,378
BJ Services Company	†	182,100	4,834,755
Chesapeake Energy Corporation	†	324,000	11,424,240
Concho Resources, Inc.	*	49,000	725,690
Denbury Resources, Inc.	*	168,700	7,539,203
Encore Acquisition Company	*†	141,699	4,484,773
GlobalSantaFe Corporation		66,900	5,085,738
Range Resources Corporation		167,800	6,822,748
Ultra Petroleum Corporation	*	36,500	2,264,460
W-H Energy Services, Inc.	*	64,800	4,779,000
			51,341,985
Pharmaceuticals—7.0%
Adams Respiratory Therapeutics, Inc.	*†	117,500	4,528,450
Affymetrix, Inc.	*†	300,300	7,618,611
Alexion Pharmaceuticals, Inc.	*†	66,200	4,312,930
Alkermes, Inc.	*†	573,500	10,552,400
Bare Escentuals, Inc.	*†	90,900	2,260,683
Cell Genesys, Inc.	*†	419,500	1,602,490
Cubist Pharmaceuticals, Inc.	*	64,900	1,371,337
deCODE genetics, Inc.	*†	373,300	1,295,351
Exelixis, Inc.	*	240,300	2,544,777
Far East Pharmaceutical Tech (Hong Kong)	*‡d	6,152,600	—
Henry Schein, Inc.	*†	165,700	10,081,188
Herbalife Ltd. (Cayman Islands)		131,900	5,996,174
Hospira, Inc.	*	145,000	6,010,250
Immucor, Inc.	*	147,987	5,290,535
Incyte Corporation	*	510,700	3,651,505
Medarex, Inc.	*†	401,400	5,683,824
Medicines Company	*	96,000	1,709,760
Medicis Pharmaceutical Corporation Class A	†	336,400	10,263,564
Myriad Genetics, Inc.	*†	60,700	3,165,505
Senomyx, Inc.	*†	292,323	3,580,957
Shire Pharmaceuticals Group PLC (United Kingdom)		96,600	7,146,468
Symyx Technologies, Inc.	*†	145,600	1,265,264
XenoPort, Inc.	*	31,627	1,488,050
			101,420,073
Real Estate—1.2%
CapitalSource, Inc.	†	480,700	9,729,368
CB Richard Ellis Group, Inc. Class A	*	60,600	1,687,104
St. Joe Company (The)	†	68,100	2,288,841
Thornburg Mortgage, Inc. REIT	†	292,000	3,752,200
			17,457,513
Restaurants—0.3%
PF Chang’s China Bistro, Inc.	*†	164,700	4,875,120
Retailers—3.6%
AC Moore Arts & Crafts, Inc.	*	155,000	$2,442,800
Amazon.Com, Inc.	*	138,835	12,932,480
eBay, Inc.	*	200,000	7,804,000
Fastenal Company	†	131,100	5,953,251
O’Reilly Automotive, Inc.	*	308,800	10,317,008
Sears Holdings Corporation	*†	46,800	5,952,960
Tiffany & Company		141,700	7,417,995
			52,820,494
Telephone Systems—6.6%
Adtran, Inc.		85,800	1,975,974
KDDI Corporation (Japan)		425	3,149,771
Global Payments, Inc.	†	372,500	16,471,950
Level 3 Communications, Inc.	*†	2,672,600	12,427,590
NeuStar, Inc. Class A	*†	364,900	12,512,421
NII Holdings, Inc. Class B	*	321,045	26,373,847
Sprint Nextel Corporation		952,700	18,101,300
Virgin Media, Inc.		194,900	4,730,223
			95,743,076
Textiles, Clothing & Fabrics—0.3%
Iconix Brand Group, Inc.	*†	122,600	2,916,654
Mohawk Industries, Inc.	*†	23,300	1,894,290
			4,810,944
Transportation—2.1%
CH Robinson Worldwide, Inc.		121,700	6,607,093
Expedia, Inc.	*	320,732	10,224,936
HUB Group, Inc. Class A	*	85,900	2,579,577
Mobile Mini, Inc.	*†	183,500	4,433,360
Thor Industries, Inc.	†	73,100	3,288,769
UTI Worldwide, Inc. (Luxembourg)		160,700	3,692,886
			30,826,621
TOTAL COMMON STOCKS
(Cost $1,110,459,121)			1,407,208,705

CONVERTIBLE PREFERRED STOCKS—0.2%
Real Estate—0.2%
Thornburg Mortgage, Inc.
(Cost $2,030,000)		81,200	2,265,480

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.3%
Banking—0.2%
Bank of America Corp.
4.830%	11/13/2007		$1,000,000	993,963
Ciesco LLC, 144A
5.080%	12/06/2007	**	2,500,000	2,476,011
				3,469,974
Financial Services—0.1%
Chariot Funding LLC, 144A
5.150%	10/18/2007	**	1,200,000	1,196,738
TOTAL COMMERCIAL PAPER
(Cost $4,666,712)				4,666,712

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Aggressive
Opportunities Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—27.4%
Institutional Money Market Funds—2.1%
Reserve Primary Money Market Fund
5.380%	10/01/2007	††	$30,070,495	$30,070,495
Bank & Certificate Deposits/Offshore Time Deposits—24.8%
ABN Amro Bank NV
4.970%	10/24/2007	††	11,078,603	11,078,603
Bank of Montreal
5.520%	10/15/2007	††	4,747,973	4,747,973
Bank of Nova Scotia
5.540%	10/17/2007	††	4,747,973	4,747,973
Bank of Nova Scotia
5.340%	10/19/2007	††	12,661,261	12,661,261
Bank of Nova Scotia
5.000%	10/25/2007	††	6,330,630	6,330,630
Barclays
5.330%	10/15/2007	††	7,913,288	7,913,288
Barclays
5.330%	11/05/2007	††	7,913,288	7,913,288
Barclays
5.320%	10/09/2007	††	3,165,316	3,165,316
BNP Paribas
5.420%	10/15/2007	††	3,165,316	3,165,316
BNP Paribas
5.200%	10/01/2007	††	15,826,576	15,826,576
BNP Paribas
5.000%	10/25/2007	††	11,078,603	11,078,603
Calyon
5.500%	10/16/2007	††	4,747,973	4,747,973
Calyon
5.330%	11/07/2007	††	4,747,973	4,747,973
Calyon
5.250%	10/01/2007	††	31,653,153	31,653,153
Canadian Imperial Bank of Commerce
5.340%	11/09/2007	††	4,747,973	4,747,973
Dexia Group
5.100%	11/05/2007	††	4,747,973	4,747,973
Fortis Bank
5.250%	10/01/2007	††	9,495,946	9,495,946
Lloyds TSB Bank
5.650%	10/12/2007	††	12,661,261	12,661,261
Merrill Lynch & Company
4.950%	10/01/2007	††	25,322,522	25,322,522
Morgan Stanley & Company
4.950%	10/01/2007	††	22,157,207	22,157,207
National Australia Bank
5.190%	10/01/2007	††	28,487,837	28,487,837
Nordea Bank Finland PLC
5.450%	10/23/2007	††	7,913,288	7,913,288
Rabobank Nederland
5.000%	10/04/2007	††	4,747,973	4,747,973
Rabobank Nederland
4.910%	10/03/2007	††	9,495,946	9,495,946
Royal Bank of Scotland
5.450%	10/19/2007	††	4,747,973	4,747,973
Royal Bank of Scotland
5.430%	10/26/2007	††	7,913,288	7,913,288
Royal Bank of Scotland
5.330%	11/07/2007	††	3,165,316	3,165,316
Societe Generale
5.120%	11/01/2007	††	7,913,288	7,913,288
Societe Generale
4.950%	10/22/2007	††	6,330,630	6,330,630
Svenska Handlesbanken
5.200%	10/01/2007	††	$33,260,336	$33,260,336
Toronto Dominion Bank
5.610%	10/12/2007	††	9,495,946	9,495,946
Toronto Dominion Bank
5.320%	10/03/2007	††	7,913,288	7,913,288
Toronto Dominion Bank
5.320%	10/09/2007	††	6,330,630	6,330,630
UBS AG
5.450%	10/22/2007	††	4,747,972	4,747,972
UBS AG
5.370%	11/08/2007	††	4,747,972	4,747,972
UBS Finance AG
5.580%	10/01/2007	††	4,747,973	4,747,973
				360,870,464
Floating Rate Instruments/Master Notes—0.5%
Wells Fargo
5.450%	10/12/2007	††	7,913,287	7,913,287
TOTAL CASH EQUIVALENTS
(Cost $398,854,246)				398,854,246

REPURCHASE AGREEMENTS—3.0%
State Street Bank & Trust Company Repurchase Agreement, dated 09/28/2007, due 10/01/2007, with a maturity value of $43,276,948 and an effective yield of 4.15%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 3.804% to 6.909%, maturity dates ranging from 07/01/2033 to 12/01/2033 and an aggregate market value of $44,129,924.			43,261,987	43,261,987
TOTAL INVESTMENTS—127.5%
(Cost $1,559,272,066)				1,856,257,130
Other assets less liabilities—(27.5%)				(400,262,163)
NET ASSETS—100.0%				$1,455,994,967

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.20% of Total Investments.

††	Represents collateral received from securities lending transactions.

d	Security has no market value at 09/30/2007.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—95.4%
Argentina—0.1%
Tenaris SA ADR †	12,600	$663,012
Australia—3.3%
Amcor Ltd.	92,256	601,799
AMP Ltd.	535,300	4,987,481
AXA Asia Pacific Holdings Ltd.	137,300	943,801
BHP Billiton Ltd.	38,000	1,481,573
BHP Billiton Ltd., Sponsored ADR †	4,500	353,700
Brambles Ltd.	167,202	2,181,650
CSL Ltd.	11,100	1,051,596
Foster’s Group Ltd.	151,148	872,520
Incitec Pivot Ltd.	14,000	1,056,509
Insurance Australia Group Ltd.	169,187	784,502
Macquarie Bank Ltd.	54,180	4,037,358
QBE Insurance Group Ltd.	212,000	6,325,572
Telstra Corporation Ltd.	225,481	868,126
Toll Holdings Ltd.	47,494	550,186
UXC Ltd.	370,578	786,293
Woodside Petroleum Ltd.	168,575	7,463,384
Woolworths Ltd.	84,761	2,226,122
WorleyParsons Ltd.	100,500	3,753,454
		40,325,626
Austria—0.3%
Raiffeisen International Bank Holding AG	12,400	1,810,481
Telekom Austria AG	25,500	666,763
Wiener Staedtische Allgemeine Versicherung AG	13,434	937,144
Wienerberger AG	8,900	554,385
		3,968,773
Belgium—1.1%
Delhaize Group	10,728	1,028,018
Fortis †	65,900	1,939,565
Interbrew	36,100	3,263,419
KBC Groep NV	31,100	4,265,921
UCB SA	16,522	971,409
Umicore	161	38,346
		11,506,678
Bermuda—1.0%
Guoco Group Ltd.	123,000	1,676,555
Jardine Matheson Holdings Ltd.	26,000	743,600
Kerry Properties Ltd.	128,500	986,945
NWS Holdings Ltd.	713,196	1,672,998
Orient Overseas International Ltd.	88,000	834,633
SeaDrill Ltd. *	240,900	5,391,047
Vtech Holdings Ltd.	150,000	1,107,447
		12,413,225
Brazil—0.3%
Companhia Vale do Rio Doce ADR †	82,600	2,802,618
Vivo Participacoes SA ADR †	159,018	788,729
		3,591,347
Canada—5.3%
Alcan Aluminum Ltd.	13,600	1,355,356
Barrick Gold Corporation	188,600	7,596,808
Cameco Corporation	100,400	4,626,245
Canadian Imperial Bank of Commerce	18,200	$1,816,162
Canadian National Railway Company	17,000	969,087
Canadian Natural Resources Ltd.	45,900	3,483,182
Canadian Pacific Railway Ltd. †	58,348	4,101,281
EnCana Corporation	25,600	1,581,199
Fairfax Financial Holdings Ltd.	2,600	633,275
Inmet Mining Corporation	30,700	3,075,550
Linamar Corporation	38,500	987,923
Manulife Financial Corporation †	14,900	613,688
Methanex Corp.	27,300	686,270
Potash Corporation of Saskatchewan, Inc. (foreign shares)	97,000	10,233,856
Research In Motion Ltd. *	103,000	10,111,730
Rogers Communications, Inc. Class B	20,800	945,891
Shaw Communications, Inc. Class B	45,400	1,126,223
Shoppers Drug Mart Corporation	15,300	835,607
Sun Life Financial, Inc.	17,100	896,475
Suncor Energy, Inc.	64,600	6,128,468
Teck CominCo Ltd. Class B	19,200	910,539
Toronto-Dominion Bank	9,600	735,643
		63,450,458
Cayman Islands—0.2%
China Resources Land Ltd.	1,062,300	2,208,806
Tencent Holdings Ltd.	33,000	212,441
		2,421,247
China—0.5%
China Construction Bank Class H	1,863,000	1,695,147
China Life Insurance Co., Ltd. Class H	482,200	2,760,514
China Petroleum & Chemical Corporation Class H	1,296,000	1,598,360
Industrial and Commercial Bank of China Asia Ltd. Class H	1,234,000	864,092
		6,918,113
Denmark—0.2%
Novo Nordisk A/S Class B	23,300	2,813,118
Finland—1.1%
Fortum Oyj	246,468	9,026,716
Nokia Oyj	28,400	1,075,746
Rautaruukki Oyj	15,500	936,177
Stora Enso Oyj Class R	37,400	724,976
UPM-Kymmene Oyj	64,206	1,547,006
		13,310,621
France—11.4%
Accor SA	14,500	1,284,232
Air France	71,500	2,622,068
Air Liquide SA	18,780	2,506,980
Alstom	24,539	4,973,317
AXA	182,771	8,171,223
Beneteau	30,900	875,166
BNP Paribas	74,270	8,113,837
Bouygues SA	154,250	13,287,077
Cap Gemini SA	29,900	1,836,194
Carrefour SA	73,442	5,132,221
Cie Generale D’Optique Essilor International SA	56,000	3,504,977

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Dassault Systemes SA	17,800	$1,161,227
Electricite de France	126,943	13,385,827
Esso Ste Anonyme Francaise	4,970	1,602,843
Groupe Danone	33,400	2,624,797
Haulotte Group	27,600	1,039,429
LVMH Moet Hennessy Louis Vuitton SA	81,836	9,779,560
Lafarge SA	12,500	1,933,966
L’Oreal SA	61,800	8,077,525
PagesJaunes SA	18,853	386,687
Pernod-Ricard SA	3,600	781,731
Peugeot SA	16,900	1,394,947
Renault SA	6,400	927,058
Rhodia SA *	19,008	690,883
Sanofi-Synthelabo SA	58,600	4,957,708
Schneider Electric SA	20,626	2,599,932
Societe Generale Class A	18,230	3,062,111
Societe Television Francaise[1]	91,000	2,443,083
Suez SA	25,400	1,490,099
Technip SA	50,895	4,535,420
Total SA	121,740	9,848,045
Veolia Environment	29,958	2,571,449
Vinci SA	69,817	5,459,954
Vivendi Universal SA	43,800	1,847,637
Wendel	8,600	1,461,613
		136,370,823
Germany—8.6%
Allianz AG	74,430	17,307,357
Bayer AG	110,969	8,808,214
Celesio AG	4,272	269,192
Commerzbank AG	16,479	664,817
Continental AG	13,200	1,820,203
DaimlerChrysler AG	146,121	14,608,442
Deutsche Bank AG	18,632	2,389,949
Deutsche Telekom AG	277,221	5,434,028
Fraport AG †	50,481	3,480,663
Fresenius Medical Care AG & Co. KGaA	16,100	853,139
Hypo Real Estate Holding	13,000	737,291
Infineon Technologies AG *	46,500	798,863
IVG Immobilien AG †	22,174	824,141
Kloeckner & Co. AG	21,100	1,450,469
Linde AG	41,438	5,138,221
MAN AG	9,100	1,320,224
Muenchener Rueckversicherungs AG	27,000	5,174,035
RWE AG	25,263	3,168,676
Salzgitter AG	40,900	8,001,838
SAP AG	39,300	2,298,167
Siemens AG	49,347	6,756,539
ThyssenKrupp AG	13,600	862,881
United Internet AG	71,022	1,593,926
Volkswagen AG	13,300	2,997,193
Wacker Chemie AG	32,265	7,526,423
		104,284,891
Hong Kong—5.4%
Bank of East Asia Ltd.	903,000	5,063,303
China Merchants Holdings International Co. Ltd.	336,200	2,082,428
China Mobile Ltd.	401,500	6,591,991
China Mobile Ltd., Sponsored ADR	1,700	139,468
China Netcom Group Corporation Hong Kong Ltd.	610,400	1,629,697
China Unicom Ltd.	2,163,300	$4,495,368
CLP Holdings Ltd.	480,000	3,321,486
CNOOC Ltd.	3,700,000	6,173,012
Denway Motors Ltd.	1,631,300	944,463
Hang Seng Bank Ltd.	328,000	5,822,721
Hengan International Group Co. Ltd.	526,000	1,974,127
Hong Kong & China Gas	1,670,000	3,887,871
Hutchison Whampoa Ltd.	903,100	9,650,946
Li & Fung Ltd.	312,400	1,321,551
Sun Hung Kai Properties Ltd.	281,200	4,733,442
Swire Pacific Ltd. Class A	531,322	6,430,102
Wing Lung Bank	69,000	715,245
		64,977,221
Ireland—0.4%
Allied Irish Banks PLC	31,700	766,393
CRH PLC	60,721	2,398,577
Depfa Bank PLC	44,500	918,846
		4,083,816
Italy—1.8%
ENI SpA †	178,819	6,592,042
Fiat SpA †	154,600	4,662,108
Hera SpA	48,443	199,357
IFIL-Investments SpA	298,400	3,210,979
Intesa Sanpaola	554,671	4,268,960
Mediobanca SpA	93,219	2,034,963
		20,968,409
Japan—21.4%
Advantest Corporation	73,500	2,291,175
Aeon Company Ltd.	268,900	3,786,079
Ain Pharmaciez, Inc.	8,100	148,131
Aisin Seiki Company Ltd.	137,600	5,472,449
Aloka Co., Ltd. †	149,000	2,002,026
Alps Electric Company Ltd.	71,000	850,910
Astellas Pharma, Inc.	72,000	3,441,431
Canon, Inc.	93,450	5,071,984
Chubu Shiryo Co., Ltd.	171,000	1,713,643
Chugai Pharmaceutical Company Ltd.	83,500	1,375,724
Citizen Holding Co.,Ltd. †	80,000	803,074
Credit Saison Company Ltd.	159,300	4,092,613
D&M Holdings, Inc.	275,000	853,483
Daikin Industries Ltd.	68,000	3,261,551
Daito Trust Construction Company Ltd.	71,000	3,417,325
Daiwa House Industry Company Ltd.	63,000	819,221
Denso Corporation	68,000	2,550,957
East Japan Railway Company	83	654,462
Eisai Company Ltd.	73,000	3,446,560
Fanuc Ltd.	82,400	8,366,588
Fuji Corp. Ltd.	306,100	1,038,722
Fuji Machine Manufacturing Co. Ltd.	49,400	957,019
FUJIFILM Holding Corp.	29,900	1,373,968
Fujitsu Frontech Ltd.	36,900	327,276
Futaba Industrial Co. Ltd.	57,500	1,478,190
Heiwa Corp.	70,000	822,832
Hirose Electric Company Ltd.	24,700	2,994,187
Honda Motor Company Ltd.	200,000	6,661,378
Hoya Corporation	174,600	5,934,284
Idemitsu Kosan Co. Ltd.	6,900	771,957
Inpex Holdings, Inc.	233	2,384,558
Itochu Corporation	513,000	6,194,209
Izumiya Co. Ltd.	171,000	958,313

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint
International Fund

		Shares	Value
COMMON STOCKS—(Continued)
	Japan Tobacco, Inc.	1,233	$6,763,271
	JGC Corp.	46,000	882,793
	JSP Corp.	86,100	1,022,901
Jupiter Telecommunications Co.	*	3,847	2,980,353
	Kansai Electric Power Company, Inc. (The)	27,100	618,274
	Keiyo Co. Ltd.	108,000	568,864
	Keyence Corporation	24,600	5,445,199
	Kirin Holdings Co. Ltd.	151,100	1,992,083
	Marubeni Corporation	464,000	4,235,061
	Millea Holdings, Inc.	105,700	4,234,658
	Mitsubishi Corporation	117,500	3,701,308
	Mitsubishi Electric Corporation	79,000	985,720
	Mitsubishi Estate Company Ltd.	214,900	6,126,148
Mitsubishi Heavy Industries Ltd.	†	1,094,700	7,118,257
Mitsubishi UFJ Financial Group, Inc.	‡	569	5,004,049
	Mitsui & Company Ltd.	349,000	8,441,646
	Mitsui Fudosan Company Ltd.	78,046	2,155,311
	Mitsui O.S.K. Lines Ltd.	53,000	852,956
	Mizuho Financial Group, Inc.	565	3,191,692
	Murata Manufacturing Company Ltd.	12,900	925,041
	NTT DoCoMo, Inc.	496	705,158
	NAC Co. Ltd.	27,200	282,339
	Nintendo Company Ltd.	6,300	3,253,283
	Nippon Electric Glass Company Ltd.	68,500	1,096,616
	Nippon Mining Holdings, Inc.	135,000	1,346,260
	Nippon Telegraph & Telephone Corporation	116	539,064
	Nissan Motor Company Ltd.	178,800	1,784,235
	Nitto Denko Corporation	54,000	2,501,205
	Nomura Holdings, Inc.	38,000	632,282
	Obayashi Corporation	116,000	535,466
Odakyu Electric Railway Company Ltd.	†	100,000	643,986
	Oracle Corporation (Japan)	12,600	574,847
	Oriental Yeast Co. Ltd.	122,000	695,457
	ORIX Corporation	32,260	7,312,286
	Rohm Company Ltd.	37,900	3,341,932
	Sanden Corporation	155,000	862,759
	Secom Company Ltd.	68,000	3,261,471
	Shimamura Company Ltd.	33,900	3,163,082
	Shin-Etsu Chemical Company Ltd.	62,600	4,307,599
	SMC Corporation	17,200	2,347,594
Softbank Corporation	†*	394,100	7,237,624
	Sony Corporation	43,900	2,110,663
	Sumitomo Chemical Company Ltd.	302,300	2,581,719
	Sumitomo Corporation	496,000	9,527,887
	Sumitomo Mitsui Financial Group, Inc.	817	6,339,558
	Suruga Corp.	56,000	1,020,499
	Suzuki Motor Corporation	123,000	3,625,006
	Takeda Pharmaceutical Company Ltd.	71,200	4,994,192
	TOA Corporation	75,000	602,056
	Tokyo Electron Ltd.	16,400	1,034,609
	Tokyo Gas Company Ltd.	249,000	1,155,941
	Tokyu Corporation	155,000	1,009,949
	Tokyu Land Corporation	136,500	1,362,812
Toshiba Corporation	†	406,000	3,773,401
	Tostem Inax Holding Corporation	26,400	458,575
	Toyota Industries Corporation	18,100	$776,195
	Toyota Motor Corporation	67,300	3,937,894
	Trend Micro, Inc.	46,000	1,986,719
	UniCharm Corporation	14,600	894,021
	Unipres Corporation	82,400	640,986
	Urban Corporation	136,500	2,201,699
	Yahoo Japan Corporation	7,365	2,777,896
	Yamada Denki Company Ltd.	20,490	2,018,284
	Yamato Transport Company Ltd.	102,200	1,528,334
			256,345,304
Luxembourg—0.3%
	RTL Group	9,004	914,673
	SES	20,100	473,109
	SES Global	28,900	674,228
Tenaris SA	†	42,889	1,129,152
			3,191,162
Mexico—0.6%
	America Movil SA de CV ADR	90,700	5,804,800
	Grupo Televisa SA ADR	70,900	1,713,653
			7,518,453
Netherlands—2.9%
ASML Holdings NV	*	182,250	6,003,272
	Aegon NV	57,504	1,097,747
	Akzo Nobel NV	14,000	1,151,789
	Heineken Holding NV Class A	13,643	781,284
	ING Groep NV	255,460	11,333,021
	Royal KPN NV	106,800	1,847,628
Koninklijke Ahold NV	*	50,400	759,287
	Reed Elsevier NV	76,200	1,446,278
	Royal Dutch Shell PLC Class A	173,492	7,135,354
	Unilever NV	75,500	2,324,611
			33,880,271
Norway—0.8%
	DNB NOR ASA	49,500	756,677
	Orkla ASA	258,941	4,602,396
Renewable Energy Corporation AS	†*	43,650	2,001,937
Telenor ASA	*	77,400	1,539,933
			8,900,943
Poland—0.1%
Polski Koncern Naftowy Orlen	*	36,200	760,900
Russia—0.6%
JSC Mining and Metallurgical Company Norilsk Nickel ADR	†	5,700	1,459,200
OAO Lukoil Holding ADR	†	47,060	3,920,098
OAO Gazprom Sponsored ADR	†	12,300	540,278
TMK OAO GDR, 144A	* **	13,699	558,919
Unified Energy System GDR	*	21,246	2,587,763
Unified Energy System, GDR	*	995	120,893
			9,187,151
Singapore—0.9%
	Capitaland Ltd.	744,500	4,080,451
	DBS Group Holdings Ltd.	260,000	3,770,168
	Oversea-Chinese Banking Corp.	217,000	1,297,575
	SembCorp Industries Ltd.	330,600	1,436,120
	Singapore Telecommunications Ltd.	449,392	1,214,969
	United Overseas Bank Ltd.	41,000	609,242
			12,408,525

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
South Africa—0.2%
Harmony Gold Mining Co., Ltd. *	44,100	$522,918
Harmony Gold Mining Co., Ltd., Sponsored ADR *	32,400	385,884
MTN Group Ltd.	4,533	68,777
Naspers Ltd. Class N	40,775	1,129,529
Sasol Ltd.	24,400	1,048,477
		3,155,585
South Korea—1.1%
Hana Financial Group, Inc.	37,939	1,784,708
Kookmin Bank	43,773	3,610,388
NHN Corp. *	13,866	3,192,819
Samsung Electronics Company Ltd.	1,501	939,234
Samsung Electronics GDR, 144A **	7,065	2,219,513
SK Telecom Co., Ltd. ADR †	49,200	1,461,240
		13,207,902
Spain—2.9%
Banco Bilbao Vizcaya Argentaria SA	152,800	3,577,798
Banco Santander SA	363,300	7,063,406
Gamesa Corporation Tecnologica SA	93,854	3,813,429
Grupo Catalana Occidente SA	4,100	146,753
Inditex SA	89,883	6,065,172
Repsol YPF SA	58,300	2,070,990
Telefonica SA	431,262	12,027,999
		34,765,547
Sweden—1.6%
Alfa Laval AB	20,600	1,317,666
Assa Abloy AB Class B	45,700	944,212
Atlas Copco AB Class A	38,800	666,212
Atlas Copco AB Class B	6,400	101,635
Hennes & Mauritz AB Class B	30,000	1,893,108
Nordea Bank AB	394,300	6,822,331
Telefonaktiebolaget LM Ericsson Class B	845,000	3,352,645
TeliaSonera AB	285,300	2,562,160
		17,659,969
Switzerland—6.6%
ABB Ltd.	98,000	2,565,287
Adecco SA	51,584	3,038,953
Bobst Group AG	14,600	1,061,527
Burckhardt Compression Holding AG	3,700	811,480
Compagnie Financiere Richemont AG Class A	89,754	5,923,398
Credit Suisse Group	17,498	1,160,495
Holcim Ltd.	51,138	5,628,440
Julius Baer Holding AG	9,900	737,500
Nestle SA	43,113	19,285,739
Nobel Biocare Holding AG	4,177	1,129,127
Novartis AG	160,545	8,813,188
Roche Holding AG—Bearer	6,720	1,403,086
Roche Holding AG—Genusschein	56,114	10,138,908
Swiss Reinsurance †	137,734	12,222,281
Swisscom AG	3,927	1,488,105
Temenos Group AG *	39,800	926,309
UBS AG	11,178	599,281
UBS AG	5,600	$298,200
Vontobel Holding AG	20,800	1,065,608
Zurich Financial Services AG	6,200	1,854,620
		80,151,532
Taiwan—0.1%
High Tech Computer Corp.	39,000	574,612
Taiwan Semiconductor Manufacturing Company Ltd.	131,654	253,780
Taiwan Semiconductor Manufacturing Company Ltd. ADR	176,861	1,789,833
		2,618,225
Turkey—0.1%
Turkcell Iletisim Hizmet ADR	1,000	21,280
Turkcell Iletisim Hizmetleri	82,500	701,342
		722,622
United Kingdom—14.2%
ARM Holdings PLC	207,400	650,306
AstraZeneca Group PLC	37,584	1,871,442
Aveva Group PLC	45,400	848,460
Axon Group PLC	60,100	1,028,588
BG Group PLC	328,000	5,654,580
BAE Systems PLC	819,000	8,212,692
Barclays PLC	81,400	987,424
BHP Billiton PLC	255,900	9,135,184
BP PLC	290,000	3,347,403
British Land Company PLC	48,000	1,146,051
Centrica PLC	747,800	5,799,149
Chaucer Holdings PLC	1,376,100	2,765,768
Diploma PLC	136,882	3,086,442
Eurocamp PLC	121,000	1,836,473
Game Group PLC	232,500	910,456
GlaxoSmithKline PLC	130,000	3,440,675
HSBC Holdings PLC	90,100	1,660,387
HBOS PLC	181,400	3,387,420
Hunting PLC	172,600	2,390,675
ITE Group PLC	719,900	2,525,219
John Wood Group PLC	99,400	802,702
Johnston Press PLC	74,900	495,362
Kingfisher PLC	640,000	2,336,933
Lavendon Group PLC	89,901	1,322,192
Lloyds TSB Group PLC	548,490	6,055,166
Lonmin PLC	11,500	859,886
Marks & Spencer Group PLC	60,400	758,026
Micro Focus International PLC	297,000	1,807,289
MJ Gleeson Group PLC	79,100	570,992
Morrison WM Supermarkets	2,104,408	12,120,335
National Grid PLC	503,959	8,045,144
Oxford BioMedica PLC *	2,437,300	1,739,246
Pace Micro Technology PLC *	375,300	773,128
Premier Foods Plc	152,900	694,421
Reckitt Benckiser PLC	45,000	2,632,532
Reed Elsevier PLC	74,900	944,859
Reuters Group PLC	119,400	1,569,049
Rightmove PLC	152,600	1,603,557
Rio Tinto PLC	94,000	8,073,090
Robert Walters PLC	134,400	654,231
Royal Bank of Scotland Group PLC	508,300	5,472,823
Royal Dutch Shell PLC Class A ADR	8,400	690,312
Royal Dutch Shell PLC Class B	131,839	5,398,069
SABMiller PLC	138,600	3,932,051

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint
International Fund

	Shares	Value
COMMON STOCKS—(Continued)
Scottish & Southern Energy PLC	99,000	$3,049,173
SDL PLC *	98,700	671,466
Standard Chartered PLC	193,619	6,327,632
Telecom Plus PLC	203,199	744,900
Tesco PLC	615,200	5,502,579
Vodafone Group PLC	1,192,439	4,288,995
Wetherspoon (J.D.)	226,900	2,456,216
Wilmington Group PLC	221,450	1,072,349
Xstrata PLC	146,866	9,732,546
Yell Group PLC	177,400	1,551,179
		165,433,224
TOTAL COMMON STOCKS
(Cost $917,597,998)		1,141,974,693

PREFERRED STOCKS—0.1%
Germany—0.1%
Porsche AG
(Cost $763,695)	406	859,737

Coupon Rate	Maturity Date		Face	Value
RIGHTS—0.0%
Austria—0.0%
Raiffeisen International Bank-Holding AG Rights
0.000%	12/31/2015	‡d	$10,600	—
Wienerberger AG Rights
0.000%	12/31/2009	‡d	8,900	—
				—
Belgium—0.0%
Fortis Rights
0.000%	12/31/2049	*	31,200	165,661
Fortis Rights
0.000%	12/31/2009	†*	34,700	183,751
				349,412
TOTAL RIGHTS
(Cost $351,141)				349,412

CASH EQUIVALENTS—4.3%
Institutional Money Market Funds—0.3%
Reserve Primary Money Market Fund
5.380%	10/01/2007	††	3,911,036	3,911,036
Bank & Certificate Deposits/Offshore Time Deposits—3.9%
ABN Amro Bank NV
4.970%	10/24/2007	††	1,440,896	1,440,896
Bank of Montreal
5.520%	10/15/2007	††	617,533	617,533
Bank of Nova Scotia
5.540%	10/17/2007	††	617,533	617,533
Bank of Nova Scotia
5.340%	10/19/2007	††	1,646,752	1,646,752
Bank of Nova Scotia
5.000%	10/25/2007	††	823,376	823,376
Barclays
5.330%	11/05/2007	††	1,029,220	1,029,220
Barclays
5.330%	10/15/2007	††	1,029,220	1,029,220
Barclays
5.320%	10/09/2007	††	$411,688	$411,688
BNP Paribas
5.420%	10/15/2007	††	411,688	411,688
BNP Paribas
5.200%	10/01/2007	††	2,058,440	2,058,440
BNP Paribas
5.000%	10/25/2007	††	1,440,908	1,440,908
Calyon
5.500%	10/16/2007	††	617,533	617,533
Calyon
5.330%	11/07/2007	††	617,533	617,533
Calyon
5.250%	10/01/2007	††	4,116,881	4,116,881
Canadian Imperial Bank of Commerce
5.340%	11/09/2007	††	617,533	617,533
Dexia Group
5.100%	11/05/2007	††	617,533	617,533
Fortis Bank
5.250%	10/01/2007	††	1,235,064	1,235,064
Lloyds TSB Bank
5.650%	10/12/2007	††	1,646,752	1,646,752
Merrill Lynch & Company
4.950%	10/01/2007	††	3,293,504	3,293,504
Morgan Stanley & Company
4.950%	10/01/2007	††	2,881,816	2,881,816
National Australia Bank
5.190%	10/01/2007	††	3,705,193	3,705,193
Nordea Bank Finland PLC
5.450%	10/23/2007	††	1,029,220	1,029,220
Rabobank Nederland
5.000%	10/04/2007	††	617,533	617,533
Rabobank Nederland
4.910%	10/03/2007	††	1,235,064	1,235,064
Royal Bank of Scotland
5.450%	10/19/2007	††	617,533	617,533
Royal Bank of Scotland
5.430%	10/26/2007	††	1,029,220	1,029,220
Royal Bank of Scotland
5.330%	11/07/2007	††	411,688	411,688
Societe Generale
5.120%	11/01/2007	††	1,029,220	1,029,220
Societe Generale
4.950%	10/22/2007	††	823,376	823,376
Svenska Handlesbanken
5.200%	10/01/2007	††	4,325,914	4,325,914
Toronto Dominion Bank
5.610%	10/12/2007	††	1,235,064	1,235,064
Toronto Dominion Bank
5.320%	10/09/2007	††	823,376	823,376
Toronto Dominion Bank
5.320%	10/03/2007	††	1,029,220	1,029,220
UBS AG
5.450%	10/22/2007	††	617,533	617,533
UBS AG
5.370%	11/08/2007	††	617,533	617,533
UBS Finance AG
5.580%	10/01/2007	††	617,533	617,533
				46,935,623
Floating Rate Instruments/Master Notes—0.1%
Wells Fargo
5.450%	10/12/2007	††	1,029,220	1,029,220
TOTAL CASH EQUIVALENTS
(Cost $51,875,879)				51,875,879

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint
International Fund

	Face	Value
REPURCHASE AGREEMENTS—4.8%
United States—4.8%
State Street Bank & Trust Company Repurchase Agreement, dated 09/28/2007, due 10/01/2007, with a maturity value of $57,449,585 and an effective yield of 4.15%, collateralized by U.S. Government Agency Obligations, with rates ranging from 3.869% to 5.631%, maturity dates ranging from 07/01/2033-12/25/2033, and an aggregate market value of $58,581,290.	$57,429,715	$57,429,715
TOTAL INVESTMENTS—104.6%
(Cost $1,028,018,428)		1,252,489,436
Other assets less liabilities—(4.6%)		(55,553,094)
NET ASSETS—100.0%		$1,196,936,342

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

†	Denotes all or a portion of security on loan.

*	Non-income producing security.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.22% of Total Investments.

††	Represents reinvestment of collateral received in conjunction with securities lending.

d	Security has no market value at 09/30/2007.

Percentage of Portfolio by Industry (unaudited):

Banking	10.9%
Oil & Gas	9.5%
Insurance	6.7%
Telephone Systems	5.4%
Commercial Services	5.0%
Automotive	4.7%
Metals	4.6%
Pharmaceuticals	4.3%
Beverages, Food & Tobacco	4.3%
Retailers	3.9%
Chemicals	3.6%
Electric Utilities	3.5%
Financial Services	3.3%
Electronics	3.3%
Real Estate	2.7%
Food Retailers	2.1%
Medical Supplies	2.2%
Computer Software & Processing	1.7%
Transportation	1.6%
Communications	1.6%
Heavy Machinery	1.6%
Media—Broadcasting & Publishing	1.4%
Building Materials	1.1%
Cosmetics & Personal Care	1.0%
Apparel Retailers	1.0%
Heavy Construction	0.9%
Aerospace & Defense	0.7%
Distribution/Wholesale	0.6%
Computers & Information	0.4%
Entertainment & Leisure	0.5%
Home Construction, Furnishings & Appliances	0.3%
Airlines	0.2%
Electrical Equipment	0.2%
Water Companies	0.2%
Restaurants	0.2%
Forest Products & Paper	0.2%
Lodging	0.1%
TOTAL COMMON STOCKS	95.5%
Repurchase Agreements	4.8%
Bank & Certificate Deposits/Offshore Time Deposits	3.9%
Institutional Money Market Funds	0.3%
Floating Rate Instruments/Master Notes	0.1%
TOTAL CASH EQUIVALENTS/REPURCHASE AGREEMENTS	9.1%
TOTAL INVESTMENTS	104.6%
Other assets less liabilities	(4.6)%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—20.4%
Advertising—0.0%
Omnicom Group, Inc., Note
5.900%	04/15/2016	$500,000	$498,167
Aerospace & Defense—0.4%
Boeing Capital Corporation, Senior Note
6.100%	03/01/2011	500,000	516,511
Boeing Company (The), Note
6.125%	02/15/2033	100,000	100,119
Boeing Company (The), Note
5.125%	02/15/2013	250,000	249,182
General Dynamics Corp., Note
4.250%	05/15/2013	1,000,000	944,105
Honeywell International, Inc., Note
7.500%	03/01/2010	1,000,000	1,060,481
Honeywell International, Inc., Note
6.125%	11/01/2011	250,000	258,897
Lockheed Martin Corporation, Note
6.150%	09/01/2036	750,000	760,648
Northrop Grumman Corporation, Note
7.750%	02/15/2031	750,000	882,530
Textron Financial Corporation, Note
6.000%	11/20/2009	200,000	205,643
United Technologies Corporation, Note
6.700%	08/01/2028	150,000	160,793
United Technologies Corporation, Note
6.100%	05/15/2012	50,000	52,145
United Technologies Corporation, Note
4.875%	05/01/2015	500,000	482,060
			5,673,114
Airlines—0.1%
American Airlines, Inc., Series 1999-1, Class A2
7.024%	10/15/2009	157,000	159,418
Continental Airlines, Inc., Series 1998-1, Class 1A
6.648%	09/15/2017	523,389	528,152
FedEx Corporation, Note
9.650%	06/15/2012	150,000	177,530
			865,100
Automotive—0.2%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
7.200%	09/01/2009	350,000	362,708
DaimlerChrysler North America Holding Corporation, Note
8.500%	01/18/2031	1,100,000	1,367,406
DaimlerChrysler North America Holding Corporation, Senior Note
6.500%	11/15/2013	500,000	519,113
Johnson Controls, Inc., Note
5.500%	01/15/2016	750,000	739,891
			2,989,118
Banking—4.4%
American Express Company, Note, (FRN)
6.800%	09/01/2066	1,000,000	1,026,498
American General Finance Corp., Series I, Senior Note, (MTN)
5.400%	12/01/2015	750,000	719,408
Asian Development Bank/Pasig, Global Note (Supra National)
4.250%	10/20/2014	1,000,000	962,038
Associates Corporate of North America, Senior Note
6.950%	11/01/2018	$250,000	$272,067
Associates Corporate of North America, Subordinated Note
6.875%	11/15/2008	410,000	417,848
BAC Capital Trust XI, Guaranteed Note
6.625%	05/23/2036	500,000	510,452
Bank of America Corp., Subordinated Note
5.420%	03/15/2017	700,000	681,839
Bank of America Corporation, Senior Note
5.875%	02/15/2009	1,000,000	1,010,075
Bank of America Corporation, Subordinated Note
7.750%	08/15/2015	750,000	836,916
Bank of America Corporation, Subordinated Note
6.800%	03/15/2028	500,000	533,577
Bank One Corporation, Subordinated Note
5.900%	11/15/2011	750,000	764,281
Bayerische Landesbank Girozentrale, Note
2.875%	10/15/2008	250,000	244,382
BB&T Corporation, Note
5.250%	11/01/2019	500,000	468,425
Branch Banking & Trust Company
5.200%	12/23/2015	650,000	622,515
BSCH Issuances Ltd., Subordinated Note (Cayman Islands)
7.625%	09/14/2010	350,000	374,961
Capital One Bank, Note, (MTN)
5.125%	02/15/2014	500,000	480,460
CIT Group Funding Co. of Canada, Senior Note (Canada)
4.650%	07/01/2010	1,000,000	961,436
CIT Group, Inc., Global Senior Note
5.000%	02/13/2014	500,000	452,071
CIT Group, Inc., Senior Note, (MTN)
4.750%	12/15/2010	1,000,000	952,425
Citigroup, Inc., Subordinated Note
6.125%	08/25/2036	500,000	496,611
Corporacion Andina de Fomento, Note (Supra National)
6.875%	03/15/2012	150,000	159,056
Deutsche Bank Financial, Inc., Note, Convertible, (MTN)
5.375%	03/02/2015	250,000	245,232
European Investment Bank, Global Note (Supra National)
4.125%	09/15/2010	1,500,000	1,490,679
European Investment Bank, Note (Supra National)
5.125%	09/13/2016	1,000,000	1,004,313
European Investment Bank, Note (Supra National)
4.625%	05/15/2014	500,000	489,686
European Investment Bank, Note (Supra National)
3.375%	06/12/2013	1,000,000	924,811
First Union Institutional Trust I Capital Securities, Note
8.040%	12/01/2026	1,000,000	1,041,669
FleetBoston Financial Corporation, Senior Note
6.875%	01/15/2028	150,000	161,272
General Electric Capital Corp., Note, (MTN)
5.400%	02/15/2017	750,000	737,498
Household Finance Corporation, Note
8.000%	07/15/2010	750,000	805,393
Household Finance Corporation, Note
6.500%	11/15/2008	350,000	354,868
Household Finance Corporation, Note
6.375%	11/27/2012	1,000,000	1,035,753
Household Finance Corporation, Note
4.125%	12/15/2008	1,000,000	989,455
HSBC Bank USA NA, Senior Note, (MTN)
3.875%	09/15/2009	1,500,000	1,471,518
HSBC Finance Capital Trust IX, Note
5.911%	11/30/2035	500,000	475,339
HSBC Finance Corp., Note
7.000%	05/15/2012	1,500,000	1,578,615
HSBC Holdings PLC, Note (United Kingdom)
5.250%	12/12/2012	150,000	147,618

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
ING Capital Funding Trust III
8.439%	12/31/2049		$150,000	$162,384
Inter-American Development Bank (Supra National)
7.375%	01/15/2010		750,000	798,868
Inter-American Development Bank, Global Note (Supra National)
5.375%	11/18/2008	†	2,000,000	2,018,346
International Bank for Reconstruction & Development, Note
7.625%	01/19/2023		1,000,000	1,264,016
International Bank for Reconstruction & Development, Note (Supra National)
3.625%	05/21/2013		150,000	143,338
International Bank for Reconstruction & Development, Note, (MTN) (Supra National)
4.125%	08/12/2009		350,000	349,021
International Finance Corp., Note (Supra National)
5.125%	05/02/2011		1,000,000	1,021,135
J.P. Morgan Chase & Company
6.625%	03/15/2012		1,500,000	1,576,024
JPMorgan Chase & Company, Global Subordinated Note
5.125%	09/15/2014		750,000	732,581
KFW - Kreditanstalt fuer Wiederaufbau, Global Note (Denmark)
3.250%	03/30/2009		1,000,000	985,193
KFW International Finance, Inc., Note
8.000%	02/15/2010		250,000	269,333
Korea Development Bank, Note (South Korea)
5.750%	09/10/2013		500,000	502,670
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.250%	06/15/2010		1,000,000	998,777
Kreditanstalt fuer Wiederaufbau, Global Note (Germany)
4.125%	10/15/2014		1,000,000	971,374
Landwirtschaftliche Rentenbank, Global Note (Germany)
4.875%	11/16/2015		1,000,000	990,110
Landwirtschaftliche Rentenbank, Note (Germany)
5.250%	07/15/2011		1,000,000	1,020,801
Marshall & Ilsley Corporation, Senior Note
4.375%	08/01/2009		500,000	495,725
National City Corporation, Subordinated Note
6.875%	05/15/2019		500,000	527,652
National Rural Utilities Cooperative Finance Corporation, Note
7.250%	03/01/2012		500,000	533,987
Oesterreichische Kontrollbank AG, Note (Austria)
4.750%	11/08/2011		1,000,000	1,004,686
PNC Funding Corporation, Subordinated Note
5.250%	11/15/2015		200,000	191,759
Royal Bank of Canada, Note (Canada)
5.650%	07/20/2011		500,000	512,949
Royal Bank of Scotland Group PLC, Global Note (United Kingdom)
5.000%	10/01/2014		750,000	725,635
Royal Bank of Scotland Group PLC, Note (FRN) (United Kingdom)
7.648%	08/29/2049		500,000	524,603
Sanwa Bank Ltd., Note
7.400%	06/15/2011		250,000	268,917
SLM Corporation, Note
3.950%	08/15/2008		1,150,000	1,128,092
SLM Corporation, Note, (MTN)
5.000%	10/01/2013		500,000	437,144
SouthTrust Corporation, Subordinated Note
5.800%	06/15/2014		750,000	751,678
Suntrust Banks, Inc., Subordinated Note
5.200%	01/17/2017		250,000	239,362
Swiss Bank Corporation, Subordinated Note
7.000%	10/15/2015		$100,000	$110,401
U.S. Bank NA, Note
4.800%	04/15/2015		250,000	235,990
UBS AG/Stamford Branch, Note
5.875%	07/15/2016		1,000,000	1,035,267
Wachovia Bank NA/Old, Subordinated Note
4.875%	02/01/2015		1,500,000	1,421,046
Wachovia Corporation, Senior Note
5.250%	08/01/2014		1,000,000	981,439
Washington Mutual Bank FA, Global Subordinated Note, (MTN)
5.650%	08/15/2014		250,000	240,992
Washington Mutual Bank FA, Global Subordinated Note, (MTN)
5.125%	01/15/2015		500,000	466,390
Washington Mutual, Inc., Note
4.000%	01/15/2009		1,000,000	982,483
Wells Fargo & Company, Note
5.000%	11/15/2014		750,000	723,994
Wells Fargo & Company, Series J, Note, (MTN)
4.200%	01/15/2010		500,000	491,892
Wells Fargo & Company, Subordinated Note
7.550%	06/21/2010		750,000	796,191
Wells Fargo Bank NA, Note
6.450%	02/01/2011		1,000,000	1,038,547
Wells Fargo Bank NA, Note
5.950%	08/26/2036		500,000	490,284
Wells Fargo Financial, Inc., Note
5.500%	08/01/2012		750,000	758,497
Zions Bancorporation, Subordinated Note
6.000%	09/15/2015		500,000	502,991
				57,323,624
Beverages, Food & Tobacco—0.7%
Altria Group, Inc., Note
7.750%	01/15/2027		350,000	431,173
Altria Group, Inc., Note
7.000%	11/04/2013		400,000	435,232
Anheuser-Busch Companies, Inc., Note
6.800%	01/15/2031		350,000	378,147
Archer-Daniels Midland Company, Note
8.375%	04/15/2017		350,000	413,729
Bottling Group LLC, Series B, Senior Note
4.125%	06/15/2015		250,000	229,605
Bunge Ltd. Finance Corporation, Guaranteed Senior Note
5.350%	04/15/2014		500,000	480,415
Campbell Soup Company, Note
4.875%	10/01/2013		250,000	244,028
Cia Brasileira de Bebidas, Guaranteed Note (Brazil)
8.750%	09/15/2013		100,000	115,125
Coca-Cola Enterprises, Inc., Note
8.500%	02/01/2022		150,000	185,603
ConAgra Foods, Inc., Note
6.750%	09/15/2011		97,000	101,481
ConAgra Foods, Inc., Senior Note
7.125%	10/01/2026		500,000	531,830
ConAgra Foods, Inc., Senior Note
5.819%	06/15/2017		153,000	150,915
Coors Brewing Company, Senior Note
6.375%	05/15/2012		41,000	43,012
Diageo Capital PLC, Guaranteed Note (United Kingdom)
4.375%	05/03/2010		500,000	493,561
Diageo Finance BV, Guaranteed Note (Netherlands)
5.300%	10/28/2015		750,000	728,500
General Mills, Inc., Note
5.700%	02/15/2017		500,000	492,665

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
HJ Heinz Company, Guaranteed Note
6.625%	07/15/2011	$250,000	$261,028
Kellogg Company, Note
6.600%	04/01/2011	750,000	783,465
Kraft Foods, Inc., Global Note
6.500%	11/01/2031	100,000	98,617
Kraft Foods, Inc., Global Note
5.625%	11/01/2011	1,100,000	1,107,898
Reynolds American, Inc., Senior Note
7.625%	06/01/2016	750,000	802,277
Sara Lee Corp., Note, (MTN)
6.250%	09/15/2011	750,000	775,375
Unilever Capital Corporation, Note
7.125%	11/01/2010	500,000	531,502
			9,815,183
Building Materials—0.3%
CRH America, Inc., Note
6.000%	09/30/2016	750,000	729,972
Hanson Australia Funding Ltd., Note (Australia)
5.250%	03/15/2013	100,000	95,864
Hanson PLC, Note (United Kingdom)
6.125%	08/15/2016	1,000,000	976,638
Home Depot, Inc., Note
5.200%	03/01/2011	750,000	742,903
Home Depot, Inc., Senior Note
4.625%	08/15/2010	500,000	487,776
Lafarge SA, Note (France)
6.500%	07/15/2016	750,000	762,232
			3,795,385
Chemicals—0.2%
Dow Chemical Company, Note
7.375%	11/01/2029	250,000	274,345
Dow Chemical Company, Note
6.000%	10/01/2012	150,000	153,923
Du Pont (E.I.) de Nemours & Company, Note
6.875%	10/15/2009	150,000	155,552
EI Du Pont de Nemours & Company, Note
4.750%	11/15/2012	500,000	489,282
Monsanto Co., Note
5.500%	08/15/2035	500,000	458,179
Potash Corporation of Saskatchewan, Note (Canada)
4.875%	03/01/2013	500,000	485,429
Praxair, Inc., Note
3.950%	06/01/2013	150,000	139,690
Rohm & Haas Company, Note
7.850%	07/15/2029	150,000	170,252
			2,326,652
Commercial Services—0.1%
PHH Corporation, Note
7.125%	03/01/2013	100,000	105,578
RR Donnelley & Sons Co., Note
4.950%	04/01/2014	550,000	519,430
USA Waste Services, Inc., Senior Note
7.000%	07/15/2028	550,000	569,231
			1,194,239
Communications—0.0%
Motorola, Inc., Note
7.500%	05/15/2025	500,000	520,230
Computer Software & Processing—0.1%
Computer Sciences Corporation, Senior Note
7.375%	06/15/2011	$100,000	$104,985
Electronic Data Systems Corporation, Series B, Senior Note
6.500%	08/01/2013	150,000	151,521
Oracle Corp. and Ozark Holding, Inc., Note
5.250%	01/15/2016	1,000,000	975,350
			1,231,856
Computers & Information—0.2%
International Business Machines Corporation, Note
7.000%	10/30/2025	500,000	552,622
International Business Machines Corporation, Note
4.750%	11/29/2012	250,000	246,243
International Business Machines Corporation, Note, (MTN)
4.375%	06/01/2009	1,000,000	999,147
Pitney Bowes, Inc., Global Note, (MTN)
4.750%	01/15/2016	200,000	186,387
Pitney Bowes, Inc., Senior Note
5.000%	03/15/2015	500,000	478,927
			2,463,326
Cosmetics & Personal Care—0.1%
Procter & Gamble Company, Global Note
6.875%	09/15/2009	750,000	779,981
Procter & Gamble Company, Note
5.800%	08/15/2034	250,000	248,464
			1,028,445
Electric Utilities—1.4%
Alabama Power Company, Senior Note
5.500%	10/15/2017	150,000	147,683
American Electric Power Company, Inc., Series C, Senior Note
5.375%	03/15/2010	250,000	251,197
Arizona Public Service Company, Note
6.500%	03/01/2012	150,000	155,546
Cincinnati Gas & Electric Company, Note
5.700%	09/15/2012	150,000	151,979
Columbus Southern Power Company, Series A, Senior Note
5.500%	03/01/2013	150,000	148,584
Consolidated Edison Company of New York, Inc., Note
4.875%	02/01/2013	200,000	194,351
Consolidated Edison Company of New York, Note
5.300%	03/01/2035	500,000	439,041
Constellation Energy Group, Inc., Note
7.600%	04/01/2032	150,000	167,838
Constellation Energy Group, Inc., Note
7.000%	04/01/2012	1,000,000	1,056,491
Consumers Energy Co., Note
5.500%	08/15/2016	150,000	146,356
DTE Energy Company, Note
7.050%	06/01/2011	350,000	368,775
Duke Capital Corporation, Senior Note
4.370%	03/01/2009	250,000	247,106
Duke Energy Corporation, Senior Note
6.450%	10/15/2032	500,000	516,226
Duke Energy Field Services Corporation LLC, Note
7.875%	08/16/2010	350,000	373,542
Energy East Corp., Note
6.750%	07/15/2036	500,000	511,959
Exelon Corp., Senior Note
4.900%	06/15/2015	350,000	326,423
Exelon Generation Company LLC, Senior Note
6.950%	06/15/2011	500,000	524,055
FirstEnergy Corporation, Series B, Note
6.450%	11/15/2011	175,000	181,089
FirstEnergy Corporation, Series C, Note
7.375%	11/15/2031	675,000	740,846

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Florida Power & Light Co., Note
4.950%	06/01/2035	$500,000	$426,948
Florida Power & Light Company, Note
5.625%	04/01/2034	50,000	47,130
Florida Power & Light Company, Note
4.850%	02/01/2013	150,000	147,069
FPL Group Capital, Inc., Guaranteed Note
7.375%	06/01/2009	100,000	103,836
Jersey Central Power & Light, Global Note
5.625%	05/01/2016	500,000	490,689
KeySpan Corporation, Note
7.625%	11/15/2010	350,000	373,449
Midamerican Energy Company, Note
6.750%	12/30/2031	250,000	266,021
Midamerican Energy Holdings Co., Senior Note
6.125%	04/01/2036	500,000	486,997
Midamerican Energy Holdings Company, Senior Note, Class D
5.000%	02/15/2014	150,000	144,805
National Grid PLC
6.300%	08/01/2016	1,250,000	1,266,397
Nisource Finance Corp., Guaranteed Note
5.450%	09/15/2020	500,000	461,832
NiSource Finance Corporation, Guaranteed Note
7.875%	11/15/2010	50,000	53,556
Northern States Power Company, Series A, Note
8.000%	08/28/2012	150,000	167,003
Oncor Electric Delivery Company, Senior Secured Note
6.375%	05/01/2012	350,000	356,676
Ontario Electricity Financial Corporation, Note (Canada)
7.450%	03/31/2013	350,000	394,094
Pacific Gas & Electric Company, Note
6.050%	03/01/2034	500,000	492,644
Pacific Gas & Electric Company, Note
4.800%	03/01/2014	1,000,000	954,556
Pepco Holdings, Inc., Note
6.450%	08/15/2012	150,000	156,376
PPL Capital Funding, Guaranteed Note
6.700%	03/30/2067	1,000,000	962,452
Progress Energy, Inc., Senior Note
7.750%	03/01/2031	250,000	288,865
Progress Energy, Inc., Senior Note
7.100%	03/01/2011	188,000	197,871
PSEG Power LLC, Senior Note
8.625%	04/15/2031	500,000	619,198
Public Service Company of Colorado, Series 12, Note
4.875%	03/01/2013	200,000	193,265
Public Service Electric & Gas Company, Note
5.125%	09/01/2012	150,000	148,603
Scottish Power PLC, Note (United Kingdom)
5.375%	03/15/2015	500,000	488,631
South Carolina Electric & Gas Company, Note
5.300%	05/15/2033	150,000	135,200
Southern California Edison Company, Note
6.650%	04/01/2029	500,000	523,898
Southern Power Co., Senior Note
4.875%	07/15/2015	1,000,000	936,437
TXU Energy Company LLC, Senior Note
7.000%	03/15/2013	150,000	164,910
Virginia Electric and Power Co., Senior Note
6.000%	01/15/2036	600,000	577,604
Wisconsin Electric Power, Note
5.625%	05/15/2033	250,000	235,831
			18,911,930
Electrical Equipment—0.2%
Cooper Industries, Inc., Guaranteed Senior Note
5.500%	11/01/2009	$100,000	$101,383
Emerson Electric Company, Note
5.000%	12/15/2014	150,000	146,273
General Electric Company
5.000%	02/01/2013	1,800,000	1,786,342
			2,033,998
Electronics—0.2%
Arrow Electronics, Inc., Note
6.875%	07/01/2013	250,000	261,912
Cisco Systems, Inc., Senior Note
5.500%	02/22/2016	1,000,000	994,964
Xerox Corp., Senior Note
6.875%	08/15/2011	750,000	779,023
			2,035,899
Entertainment & Leisure—0.4%
News America Holdings, Guaranteed Senior Note
7.750%	12/01/2045	200,000	222,145
News America Holdings, Inc., Note
8.000%	10/17/2016	150,000	171,143
News America Holdings, Inc., Note
7.600%	10/11/2015	350,000	389,045
News America, Inc., Note
5.300%	12/15/2014	500,000	487,149
News America, Inc., Senior Note
6.400%	12/15/2035	500,000	484,420
Time Warner, Inc., Note
7.625%	04/15/2031	1,000,000	1,090,780
Time Warner, Inc., Note
6.875%	05/01/2012	150,000	157,546
Time Warner, Inc., Note
5.875%	11/15/2016	1,000,000	979,992
Walt Disney Company, Note, (MTN)
7.000%	03/01/2032	500,000	562,570
Walt Disney Company, Note, (MTN)
6.375%	03/01/2012	250,000	261,983
			4,806,773
Financial Services—3.4%
Abbey National PLC, Note (United Kingdom)
7.950%	10/26/2029	250,000	304,169
Allstate Life Global Fund Trust, Series 2004-1, Note
4.500%	05/29/2009	250,000	248,577
Amvescap PLC, Senior Note
5.375%	02/27/2013	100,000	98,980
Bank of Tokyo-Mitsubishi Ltd. (The), Global Senior Subordinated Note (Japan)
8.400%	04/15/2010	250,000	271,452
Bear Stearns Companies (The), Inc., Note
7.625%	12/07/2009	1,000,000	1,044,102
Bear Stearns Companies, Inc., (The), Note
5.700%	11/15/2014	50,000	49,022
Bear Stearns Cos. (The), Inc., Global Note
4.500%	10/28/2010	1,000,000	970,246
Berkshire Hathaway Finance Corp., Guaranteed Senior Note
4.850%	01/15/2015	1,000,000	961,353
Berkshire Hathaway Finance Corp., Guaranteed Senior Note
4.125%	01/15/2010	500,000	492,001
BHP Finance USA Ltd., Guaranteed Senior Note
4.800%	04/15/2013	150,000	146,367
Citigroup, Inc., Global Note
5.850%	12/11/2034	500,000	483,778
Citigroup, Inc., Global Senior Note
6.500%	01/18/2011	1,000,000	1,040,549

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Citigroup, Inc., Global Senior Note
6.000%	02/21/2012	$350,000	$360,068
Citigroup, Inc., Global Subordinated Note
6.625%	06/15/2032	150,000	157,111
Citigroup, Inc., Global Subordinated Note
5.625%	08/27/2012	150,000	151,919
Citigroup, Inc., Subordinated Note
5.000%	09/15/2014	2,513,000	2,425,824
Countrywide Financial Corp., Note
6.250%	05/15/2016	1,500,000	1,359,631
Credit Suisse First Boston USA, Inc., Global Note
4.875%	01/15/2015	1,000,000	954,514
Credit Suisse First Boston USA, Inc., Note
6.500%	01/15/2012	350,000	366,120
Credit Suisse First Boston USA, Inc., Note
6.125%	11/15/2011	1,000,000	1,030,831
Credit Suisse First Boston USA, Inc., Note
5.500%	08/15/2013	150,000	150,049
Credit Suisse First Boston USA, Inc., Senior Global Note
5.125%	01/15/2014	500,000	491,149
Export-Import Bank Of Korea (South Korea)
5.125%	03/16/2015	500,000	481,140
General Electric Capital Corp., Note
4.125%	09/01/2009	1,000,000	986,411
General Electric Capital Corp., Note, (MTN)
5.450%	01/15/2013	1,000,000	1,010,505
General Electric Capital Corporation, Note
6.000%	06/15/2012	1,000,000	1,032,195
General Electric Capital Corporation, Note
4.625%	09/15/2009	1,000,000	993,987
General Electric Capital Corporation, Note, (MTN)
6.750%	03/15/2032	750,000	828,310
General Electric Capital Corporation, Note, (MTN)
5.875%	02/15/2012	500,000	513,645
Goldman Sachs Group, Inc., Global Note
5.125%	01/15/2015	500,000	480,799
Goldman Sachs Group, Inc., Global Subordinated Note
5.950%	01/15/2027	1,000,000	949,909
Goldman Sachs Group, Inc., Guaranteed Note
6.345%	02/15/2034	500,000	467,313
Goldman Sachs Group, Inc., Note
6.875%	01/15/2011	250,000	261,845
Goldman Sachs Group, Inc., Senior Note
6.600%	01/15/2012	650,000	681,786
Goldman Sachs Group, Inc., Senior Note
6.125%	02/15/2033	700,000	688,101
Goldman Sachs Group, Inc., Senior Note
5.700%	09/01/2012	250,000	253,077
Goldman Sachs Group, Inc., Senior Note
5.150%	01/15/2014	500,000	485,756
Goldman Sachs Group, Inc., Series B, Note, (MTN)
7.350%	10/01/2009	750,000	783,570
Household Finance Corporation
6.375%	10/15/2011	1,750,000	1,808,865
JP Morgan & Company, Inc., Note
6.000%	01/15/2009	350,000	353,374
JP Morgan Chase & Company, Global Subordinated Note
5.750%	01/02/2013	1,750,000	1,776,677
JP Morgan Chase & Company, Note
6.750%	02/01/2011	750,000	788,548
Lehman Brothers Holdings, Inc., Note
7.875%	08/15/2010	1,000,000	1,055,519
Lehman Brothers Holdings, Inc., Note, (MTN)
6.625%	01/18/2012	750,000	775,024
Lehman Brothers Holdings, Inc., Note, (MTN)
4.500%	07/26/2010	$1,000,000	$973,824
Lehman Brothers Holdings, Inc., Subordinated Note
6.500%	07/19/2017	500,000	507,630
Merrill Lynch & Company, Inc., Note
6.000%	02/17/2009	1,000,000	1,007,258
Merrill Lynch & Company, Inc., Note, (MTN)
5.450%	07/15/2014	500,000	491,082
Merrill Lynch & Company, Inc., Note, (MTN)
4.125%	09/10/2009	500,000	490,537
Merrill Lynch & Company, Inc., Subordinated Note
6.220%	09/15/2026	1,000,000	982,043
Merrill Lynch & Company., Inc., Note
6.875%	11/15/2018	250,000	267,086
Morgan Stanley, Global Note
6.750%	04/15/2011	1,000,000	1,045,948
Morgan Stanley, Note
8.000%	06/15/2010	750,000	803,359
Morgan Stanley, Note
7.250%	04/01/2032	100,000	110,643
Morgan Stanley, Note
4.750%	04/01/2014	1,000,000	940,607
Morgan Stanley, Note
3.875%	01/15/2009	2,750,000	2,709,292
Morgan Stanley, Series E, Note, (MTN)
5.450%	01/09/2017	1,000,000	966,016
MUFG Capital Finance 1, Ltd., Secured Note (Cayman Islands)
6.346%	07/29/2049	1,000,000	952,135
Swiss Bank Corporation of New York, Note, (MTN)
7.375%	06/15/2017	100,000	114,256
U.S. Bank National Association, Note, (MTN)
6.375%	08/01/2011	750,000	781,783
			44,157,667
Food Retailers—0.1%
Kroger Co. (The), Senior Note
7.500%	04/01/2031	700,000	773,347
Safeway, Inc., Note
7.500%	09/15/2009	800,000	834,641
			1,607,988
Forest Products & Paper—0.1%
Kimberly Clark Corporation, Note
5.625%	02/15/2012	250,000	253,161
MeadWestvaco Corporation, Note
6.850%	04/01/2012	150,000	156,211
Weyerhaeuser Company, Note
7.375%	03/15/2032	1,000,000	1,006,201
Weyerhaeuser Company, Note
6.750%	03/15/2012	100,000	103,917
			1,519,490
Heavy Construction—0.1%
Centex Corporation, Senior Note
4.550%	11/01/2010	1,000,000	919,225
Lennar Corporation, Series B, Senior Note
5.500%	09/01/2014	500,000	436,886
			1,356,111
Heavy Machinery—0.1%
Caterpillar, Inc., Note
6.050%	08/15/2036	500,000	502,340
Caterpillar, Inc., Senior Note
7.250%	09/15/2009	750,000	782,858

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Deere & Company, Global Note
6.950%	04/25/2014	$250,000	$271,412
John Deere Capital Corporation, Note
7.000%	03/15/2012	350,000	374,546
			1,931,156
Home Construction, Furnishings & Appliances—0.1%
Masco Corp., Note
6.125%	10/03/2016	500,000	488,869
MDC Holdings, Inc., Senior Note
5.500%	05/15/2013	500,000	470,552
Newell Rubbermaid, Inc., Note
4.625%	12/15/2009	100,000	99,563
Pulte Homes, Inc., Senior Note
7.875%	08/01/2011	350,000	335,379
			1,394,363
Household Products—0.1%
Fortune Brands, Inc., Note
5.375%	01/15/2016	1,250,000	1,187,340
Industrial—Diversified—0.0%
Tyco International Group SA, Senior Note (Luxembourg)
6.375%	10/15/2011	400,000	409,669
Insurance—1.4%
Aetna, Inc., Senior Note
6.625%	06/15/2036	1,000,000	1,020,447
Allstate Corporation (The), Senior Note
7.200%	12/01/2009	750,000	784,985
Allstate Corporation (The), Senior Note
5.350%	06/01/2033	500,000	443,071
American International Group, Inc., Global Senior Note
4.250%	05/15/2013	100,000	94,167
American International Group, Inc., Note
6.250%	05/01/2036	500,000	509,034
American International Group, Inc., Note
5.050%	10/01/2015	750,000	716,942
Anthem, Inc., Note
6.800%	08/01/2012	150,000	159,916
Assurant, Inc., Global Note
5.625%	02/15/2014	500,000	489,056
Assurant, Inc., Senior Note
6.750%	02/15/2034	650,000	660,811
Axa Company (France)
8.600%	12/15/2030	250,000	298,357
AXA Financial, Inc., Senior Note
7.750%	08/01/2010	100,000	107,334
Chubb Corp., Subordinated Note
6.375%	03/29/2037	500,000	497,928
Cigna Corp., Senior Note
6.150%	11/15/2036	500,000	474,324
Cincinnati Financial Corp., Senior Note
6.125%	11/01/2034	500,000	480,158
General Electric Global Insurance Holding Corporation, Note
7.500%	06/15/2010	150,000	159,643
Hartford Financial Services Group, Inc., Senior Note
6.100%	10/01/2041	150,000	144,295
ING Groep NV, Secured Note, (FRN) (Netherlands)
5.775%	12/08/2049	1,000,000	946,346
International Lease Finance Corp., Note, (MTN)
5.450%	03/24/2011	1,000,000	1,000,204
Lincoln National Corp., Note, (FRN)
7.000%	05/17/2066	1,000,000	1,032,240
Marsh & McLennan Cos., Inc., Senior Note
5.750%	09/15/2015	$1,000,000	$967,336
MetLife, Inc., Note
5.000%	11/24/2013	500,000	491,351
MetLife, Inc., Senior Note
6.500%	12/15/2032	100,000	104,161
Metlife, Inc., Senior Note
5.700%	06/15/2035	1,000,000	927,106
Metlife, Inc., Senior Note
5.000%	06/15/2015	1,000,000	954,864
Progressive Corporation (The), Senior Note
6.625%	03/01/2029	150,000	156,544
Protective Life Secured Trust, Note, (MTN)
4.000%	04/01/2011	400,000	386,590
Prudential Financial, Inc., Note, (MTN)
5.100%	09/20/2014	500,000	482,696
Radian Group, Inc., Senior Note
5.625%	02/15/2013	100,000	85,110
Safeco Corporation, Senior Note
4.875%	02/01/2010	150,000	150,425
Travelers Property Casualty Corporation, Note
7.750%	04/15/2026	500,000	584,973
UnitedHealth Group, Inc., Note
5.375%	03/15/2016	500,000	487,409
UnitedHealth Group, Inc., Note
3.750%	02/10/2009	1,150,000	1,131,457
WellPoint, Inc., Note
5.250%	01/15/2016	1,000,000	957,480
			17,886,760
Lodging—0.0%
Wyndham Worldwide Corp., Note
6.000%	12/01/2016	435,000	422,010
Media—Broadcasting & Publishing—0.6%
British Sky Broadcasting PLC, Note (United Kingdom)
8.200%	07/15/2009	250,000	263,087
Comcast Cable Communications Holdings, Inc., Note
9.455%	11/15/2022	400,000	509,800
Comcast Cable Communications Holdings, Inc., Note
8.375%	03/15/2013	500,000	561,039
Comcast Corp., Note
5.850%	01/15/2010	1,000,000	1,016,465
Comcast Corp., Note
5.650%	06/15/2035	500,000	447,850
Comcast Corp., Note
5.300%	01/15/2014	500,000	486,075
Comcast Corporation, Note
7.050%	03/15/2033	500,000	528,622
COX Communications, Inc., Note
5.500%	10/01/2015	75,000	72,484
COX Communications, Inc., Note
5.450%	12/15/2014	300,000	291,461
COX Communications, Inc., Note
4.625%	06/01/2013	250,000	236,107
Time Warner Entertainment Company, LP, Senior Note
8.375%	03/15/2023	1,000,000	1,160,366
Viacom, Inc., Senior Note
7.875%	07/30/2030	250,000	271,251
Viacom, Inc., Senior Note
6.625%	05/15/2011	1,000,000	1,038,400
Viacom, Inc., Senior Note
6.250%	04/30/2016	1,000,000	1,004,281
Viacom, Inc., Senior Note
5.625%	08/15/2012	50,000	49,828
			7,937,116

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Medical Supplies—0.0%
Johnson & Johnson, Note
4.950%	05/15/2033		$200,000	$179,043
Metals—0.3%
Alcan, Inc., Note (Canada)
6.125%	12/15/2033		150,000	144,498
Alcan, Inc., Senior Note (Canada)
4.875%	09/15/2012		350,000	345,007
Alcoa, Inc., Note
7.375%	08/01/2010		750,000	796,340
Alcoa, Inc., Note
6.500%	06/01/2011		1,000,000	1,035,647
Vale Overseas Ltd., Guaranteed Note (Cayman Islands)
6.875%	11/21/2036		600,000	621,160
Vale Overseas, Ltd, Guaranteed Note (Cayman Islands)
6.250%	01/23/2017	†	750,000	762,149
				3,704,801
Oil & Gas—1.4%
Alberta Energy Ltd., Note
7.375%	11/01/2031		400,000	441,076
Amerada Hess Corp., Note
7.300%	08/15/2031		250,000	274,864
Amerada Hess Corporation
6.650%	08/15/2011		150,000	156,950
Anadarko Petroleum Corp., Senior Note
6.450%	09/15/2036		500,000	493,844
Apache Finance Canada Corporation, Note (Canada)
7.750%	12/15/2029		150,000	173,510
Burlington Resources Finance Company, Guaranteed Note (Canada)
7.200%	08/15/2031		150,000	169,868
Canadian Natural Resources Ltd., Note (Canada)
5.850%	02/01/2035		500,000	465,695
Canadian Natural Resources Ltd., Note (Canada)
5.450%	10/01/2012		250,000	251,495
CenterPoint Energy Resources Corp., Series B, Senior Note
7.875%	04/01/2013		850,000	929,722
Conoco, Inc., Note
6.950%	04/15/2029		1,250,000	1,378,775
Consolidated Natural Gas Company, Senior Note
5.000%	03/01/2014		250,000	239,999
Devon Financing Corporation ULC, Note
7.875%	09/30/2031		500,000	592,232
Devon Financing Corporation ULC, Note
6.875%	09/30/2011		750,000	793,512
Enbridge Energy Partners, LP, Note
4.000%	01/15/2009		50,000	49,418
Energy Transfer Partners, LP, Note
5.950%	02/01/2015		750,000	732,234
Enterprise Products Operating, LP, Note
4.950%	06/01/2010		150,000	149,483
Enterprise Products Operating, LP, Series B, Senior Note
5.600%	10/15/2014		150,000	147,141
Enterprise Products Partners, LP, Senior Note
6.875%	03/01/2033		150,000	153,821
Kinder Morgan Energy Partners, LP, Note
7.300%	08/15/2033		500,000	525,469
Kinder Morgan Energy Partners, LP, Note
6.750%	03/15/2011		500,000	520,882
Marathon Oil Corporation, Note
6.125%	03/15/2012		350,000	359,281
Nexen, Inc., Note (Canada)
6.400%	05/15/2037		$500,000	$487,460
Nexen, Inc., Note (Canada)
5.050%	11/20/2013		250,000	242,251
Norsk Hydro AS, Note (Norway)
6.360%	01/15/2009		450,000	458,905
Pemex Project Funding Master Trust, Guaranteed Note
9.375%	12/02/2008		350,000	366,800
Pemex Project Funding Master Trust, Note
9.125%	10/13/2010		350,000	387,800
Pemex Project Funding Master Trust, Note
8.625%	02/01/2022		750,000	928,831
Pemex Project Funding Master Trust, Note
7.375%	12/15/2014		350,000	386,607
Petrobras International Finance Co., Note (Cayman Islands)
6.125%	10/06/2016		500,000	506,346
Petro-Canada, Senior Note (Canada)
5.950%	05/15/2035		250,000	237,563
Plains All American Pipeline, LP/PAA Finance Corp., Senior Note
6.650%	01/15/2037		250,000	249,487
Shell International Finance BV, Guaranteed Note (Netherlands)
5.625%	06/27/2011		1,000,000	1,027,398
Southern California Gas Company, Note
4.800%	10/01/2012		100,000	97,865
Suncor Energy, Inc., Note
7.150%	02/01/2032		500,000	553,615
Texaco Capital, Inc., Note
5.500%	01/15/2009		350,000	352,355
TransCanada Corp., Senior Note (Canada)
5.850%	03/15/2036		500,000	479,103
TransCanada Pipelines Ltd., Note (Canada)
4.000%	06/15/2013		250,000	232,148
Transocean, Inc., Note (Cayman Islands)
7.375%	04/15/2018		100,000	110,345
Union Pacific Resources Group, Inc., Note
7.150%	05/15/2028		350,000	362,846
Valero Energy Corp., Note
6.125%	06/15/2017		500,000	504,198
Valero Energy Corporation, Note
4.750%	06/15/2013		500,000	477,537
XTO Energy, Inc., Senior Note
4.900%	02/01/2014		750,000	712,721
				18,161,452
Pharmaceuticals—0.6%
Abbott Laboratories, Note
5.875%	05/15/2016		1,000,000	1,010,694
Abbott Laboratories, Note
3.500%	02/17/2009		250,000	245,438
American Home Products Corporation, Senior Note
6.950%	03/15/2011		250,000	262,213
Eli Lilly & Company, Note
6.770%	01/01/2036		250,000	272,125
Genentech, Inc., Senior Note
5.250%	07/15/2035		600,000	531,718
Genentech, Inc., Senior Note
4.750%	07/15/2015		200,000	188,872
Genentech, Inc., Senior Note
4.400%	07/15/2010		100,000	98,797
GlaxoSmithKline Capital, Inc., Guaranteed Note
4.375%	04/15/2014		500,000	470,786
Merck & Company, Inc., Note
4.750%	03/01/2015		1,250,000	1,193,154
Merck & Company, Inc., Senior Note
4.375%	02/15/2013		200,000	191,989
Pharmacia Corporation, Note
6.500%	12/01/2018		350,000	377,810

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Schering-Plough Corp., Senior Note
5.550%	12/01/2013		$1,000,000	$994,568
Schering-Plough Corporation, Senior Note
6.750%	12/01/2033		250,000	263,873
Wyeth, Note
5.500%	03/15/2013		100,000	99,912
Wyeth, Senior Note
6.500%	02/01/2034		250,000	257,501
Wyeth, Senior Note
5.500%	02/01/2014		1,250,000	1,244,648
				7,704,098
Real Estate—0.1%
Boston Properties, Inc. REIT
6.250%	01/15/2013		750,000	762,533
Camden Property Trust REIT, Note
5.000%	06/15/2015		200,000	182,510
ERP Operating, LP, Note
5.200%	04/01/2013		250,000	241,939
ERP Operating, LP, Senior Note
5.375%	08/01/2016		500,000	469,090
Simon Property Group, LP REIT, Note
6.350%	08/28/2012		250,000	256,257
				1,912,329
Restaurants—0.0%
Yum! Brands, Inc., Senior Note
7.700%	07/01/2012		250,000	271,199
Retailers—0.4%
CVS Caremark Corp., Senior Note
5.750%	06/01/2017		750,000	733,375
CVS Corporation, Note
4.875%	09/15/2014		530,000	504,551
Federated Department Stores, Inc., Senior Note
6.900%	04/01/2029		500,000	471,510
Federated Department Stores, Inc., Senior Note
6.300%	04/01/2009		253,000	255,739
Federated Retail Holdings, Inc., Guaranteed Senior Note
5.900%	12/01/2016		750,000	718,973
Limited Brands, Note
5.250%	11/01/2014		250,000	230,550
May Department Stores Company (The), Note
5.750%	07/15/2014		250,000	242,149
Target Corporation, Note
7.000%	07/15/2031		350,000	372,720
Wal-Mart Stores, Inc., Note
7.550%	02/15/2030		750,000	862,742
Wal-Mart Stores, Inc., Note
6.875%	08/10/2009		750,000	775,604
Wal-Mart Stores, Inc., Note
4.550%	05/01/2013		500,000	482,460
Wal-Mart Stores, Inc., Note
4.125%	02/15/2011		250,000	243,053
				5,893,426
Sovereign—0.1%
Quebec Province (Canada)
5.125%	11/14/2016		750,000	751,636
Svensk Exportkredit AB, Note (Sweden)
5.125%	03/01/2017		500,000	495,235
				1,246,871
Telephone Systems—2.1%
America Movil SA de CV, Guaranteed Senior Note (Mexico)
5.500%	03/01/2014		$100,000	$99,070
AT&T Corporation (FRN)
7.300%	11/15/2011		1,000,000	1,075,238
AT&T Wireless Services, Inc., Senior Note
8.750%	03/01/2031		250,000	317,407
AT&T Wireless Services, Inc., Senior Note
7.875%	03/01/2011		750,000	812,116
Bellsouth Capital Funding Corporation, Note
7.875%	02/15/2030		900,000	1,043,216
BellSouth Corporation, Note
6.875%	10/15/2031		350,000	367,462
BellSouth Corporation, Note
6.000%	10/15/2011		250,000	256,347
British Telecommunications PLC, Note (United Kingdom)
8.875%	12/15/2030		150,000	199,188
British Telecommunications PLC, Note (United Kingdom)
8.375%	12/15/2010		2,000,000	2,203,440
Cingular Wireless LLC, Senior Note
6.500%	12/15/2011		250,000	261,216
Deutsche Telekom International Finance BV, Guaranteed Note (Netherlands)
8.250%	06/15/2030		750,000	920,729
Deutsche Telekom International Finance BV, Note, Step Bond (Netherlands)
8.000%	06/15/2010		700,000	750,282
Embarq Corp., Note
7.082%	06/01/2016		1,250,000	1,297,956
France Telecom SA, Global Step Note, (FRN) (France)
8.500%	03/01/2031		500,000	644,517
France Telecom SA, Global Step Note, (FRN) (France)
7.750%	03/01/2011		100,000	107,573
GTE Corp., Note
6.940%	04/15/2028		750,000	781,616
GTE Corporation, Note
7.510%	04/01/2009		200,000	206,604
Koninklijve KPN NV, Note (Netherlands)
8.000%	10/01/2010		350,000	376,721
Qwest Corp, Senior Note, 144A
6.500%	06/01/2017	*	1,000,000	985,000
Royal KPN NV, Note (Netherlands)
8.375%	10/01/2030		500,000	577,200
SBC Communications, Inc., Global Note
6.250%	03/15/2011		250,000	257,454
SBC Communications, Inc., Global Note
6.150%	09/15/2034		500,000	495,884
SBC Communications, Inc., Global Note
5.300%	11/15/2010		1,250,000	1,261,954
SBC Communications, Inc., Global Note
5.100%	09/15/2014		500,000	484,525
Sprint Capital Corporation, Guaranteed Note
6.375%	05/01/2009		750,000	761,954
Sprint Capital Corporation, Note
8.375%	03/15/2012		850,000	936,754
Sprint Capital Corporation, Note
6.875%	11/15/2028		500,000	483,864
Sprint Capital Corporation, Note
6.125%	11/15/2008		1,000,000	1,007,628
Sprint Nextel Corp., Note
6.000%	12/01/2016		500,000	481,093
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
6.000%	09/30/2014		250,000	233,199
Telecom Italia Capital SA, Guaranteed Senior Note (Luxembourg)
4.950%	09/30/2014		1,500,000	1,419,803

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Telecom Italia Capital SA, Series B, Senior Note (Luxembourg)
5.250%	11/15/2013		$350,000	$340,112
Telefonica Emisones SAU, Guaranteed Senior Note (Spain)
6.421%	06/20/2016		500,000	513,930
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	419,507
Verizon Global Funding Corporation
7.375%	09/01/2012		1,000,000	1,089,889
Verizon Global Funding Corporation, Note
7.750%	12/01/2030		750,000	870,022
Verizon Pennsylvania, Inc., Note, Class A
5.650%	11/15/2011		350,000	353,913
Verizon Virginia, Inc., Note
4.625%	03/15/2013		250,000	241,614
Vodafone Group PLC, Note (United Kingdom)
7.875%	02/15/2030		250,000	287,510
Vodafone Group PLC, Note (United Kingdom)
7.750%	02/15/2010		550,000	581,016
Vodafone Group PLC, Note (United Kingdom)
5.375%	01/30/2015		750,000	728,781
Vodafone Group PLC, Note (United Kingdom)
5.000%	09/15/2015		1,000,000	945,082
				27,478,386
Textiles, Clothing & Fabrics—0.1%
Mohawk Industries, Inc., Senior Note
6.125%	01/15/2016		750,000	748,472
Transportation—0.3%
Burlington Northern Santa Fe Corporation, Note
7.125%	12/15/2010		750,000	793,190
Canadian National Railway Company, Note (Canada)
4.400%	03/15/2013		585,000	555,720
CSX Corporation, Note
6.750%	03/15/2011		300,000	311,860
Norfolk Southern Corp., Note
5.257%	09/17/2014		500,000	481,534
Norfolk Southern Corporation, Note
7.700%	05/15/2017		350,000	391,543
Norfolk Southern Corporation., Note
7.050%	05/01/2037		500,000	538,456
Union Pacific Corporation, Note
6.625%	02/01/2029		250,000	254,286
				3,326,589
TOTAL CORPORATE OBLIGATIONS
(Cost $271,734,625)				267,949,375

U.S. GOVERNMENT AGENCY OBLIGATIONS—48.2%
U.S. Government Agencies—10.4%
Federal Home Loan Bank
5.750%	05/15/2012		5,225,000	5,478,120
5.375%	05/18/2016		2,000,000	2,061,874
5.300%	01/22/2010		300,000	300,704
5.250%	05/07/2010- 06/18/2014		6,400,000	6,447,945
4.875%	05/17/2017		1,000,000	992,439
4.750%	12/16/2016		2,500,000	2,461,107
4.625%	02/18/2011		5,500,000	5,531,245
4.375%	03/17/2010		3,975,000	3,975,175
3.875%	01/15/2010		1,500,000	1,483,306
3.625%	11/14/2008		2,500,000	2,475,722
3.000%	04/15/2009	†	8,000,000	7,832,752
Federal Home Loan Mortgage Corporation
7.000%	03/15/2010		$2,630,000	$2,787,903
6.750%	09/15/2029		660,000	789,562
6.250%	07/15/2032		1,050,000	1,196,932
6.000%	06/15/2011- 04/16/2037		3,550,000	3,662,699
5.750%	03/15/2009- 01/15/2012		2,000,000	2,039,345
5.650%	02/23/2017		1,160,000	1,167,750
5.625%	11/23/2035		130,000	128,069
5.600%	10/17/2013		500,000	504,408
5.500%	07/18/2016		6,040,000	6,277,910
5.450%	09/02/2011- 11/21/2013		1,100,000	1,108,643
5.400%	03/02/2012		770,000	775,858
5.375%	12/27/2011- 01/09/2014		1,170,000	1,173,643
5.250%	02/24/2011- 03/15/2012		2,100,000	2,116,364
5.200%	03/05/2019		200,000	197,183
5.125%	07/15/2012		2,000,000	2,046,366
5.050%	01/26/2015		300,000	304,107
5.000%	01/30/2014		600,000	608,117
4.900%	11/03/2008		400,000	401,755
4.750%	12/08/2010		500,000	504,428
4.500%	07/06/2010- 11/01/2035		1,806,671	1,784,052
4.375%	01/25/2010- 07/17/2015		3,600,000	3,581,830
4.125%	09/01/2009- 02/24/2011		5,150,000	5,118,458
4.000%	09/22/2009		560,000	556,147
Federal National Mortgage Association
7.250%	01/15/2010		1,300,000	1,380,037
7.125%	06/15/2010		1,500,000	1,602,688
6.625%	09/15/2009- 11/15/2030		4,500,000	4,891,518
6.500%	01/01/2037		1,797,794	1,831,065
6.375%	06/15/2009		394,000	406,624
6.250%	05/15/2029		2,240,000	2,522,670
6.125%	03/15/2012- 07/17/2013		1,250,000	1,302,033
6.070%	05/12/2016		700,000	705,923
6.060%	07/20/2027		300,000	305,070
6.000%	05/15/2011- 08/22/2016		3,660,000	3,799,815
5.945%	06/07/2027		300,000	302,977
5.800%	02/09/2026		100,000	100,096
5.750%	02/13/2017		600,000	604,366
5.700%	10/05/2021		300,000	300,217
5.625%	05/19/2011- 01/24/2017		2,900,000	2,946,407
5.500%	03/15/2011- 03/26/2014		2,900,000	2,951,365
5.400%	04/02/2012		770,000	773,421
5.375%	04/11/2022		750,000	733,128
5.300%	04/16/2010- 05/07/2012		3,800,000	3,817,311
5.250%	11/20/2008- 12/28/2009		7,550,000	7,592,614
5.100%	09/10/2009		2,300,000	2,305,205
5.000%	01/23/2009- 05/11/2017	†	1,400,000	1,406,708
4.875%	12/15/2016		1,000,000	993,599
4.625%	10/15/2013		900,000	895,590
4.500%	10/15/2008		3,000,000	3,008,631
4.375%	09/15/2012- 03/15/2013		2,950,000	2,916,829
4.250%	05/15/2009		1,500,000	1,496,694

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS—(Continued)
4.125%	05/15/2010		$1,200,000	$1,191,640
3.250%	02/15/2009		2,750,000	2,706,272
0.000%	06/01/2017		1,000,000	616,900
Financing Corporation, Note
9.650%	11/02/2018		500,000	693,353
8.600%	09/26/2019		500,000	655,247
Tennessee Valley Authority
6.250%	12/15/2017		1,200,000	1,313,183
				136,941,114
U.S. Government Agencies—Mortgage Backed—37.8%
Federal Home Loan Mortgage Corporation
7.500%	06/01/2027- 10/01/2029		612,060	642,398
7.000%	02/01/2016- 09/01/2036		1,953,210	2,024,038
6.500%	05/01/2008- 11/01/2037		12,370,255	12,655,490
6.052%	01/01/2037		2,957,342	2,977,775
6.000%	11/01/2016- 06/01/2037		35,245,700	35,355,767
5.909%	01/01/2037		786,261	791,133
5.645%	02/01/2037		1,784,996	1,775,617
5.500%	02/01/2018- 08/01/2037		54,415,574	53,464,059
5.000%	05/01/2018- 06/01/2037		47,765,762	45,976,857
4.818%	09/01/2035		918,542	910,200
4.500%	07/01/2011- 09/01/2036		18,315,396	17,545,329
4.411%	12/01/2035		6,797,423	6,602,656
4.000%	04/01/2009- 12/01/2020		3,737,846	3,531,528
3.500%	05/01/2011		62,725	59,868
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		69,553	72,885
7.000%	03/01/2030- 03/01/2037		4,692,159	4,855,107
6.500%	02/01/2017- 04/01/2037		15,990,870	16,318,584
6.000%	04/01/2014- 07/01/2037		51,877,548	52,092,796
5.684%	01/01/2037		3,068,266	3,082,769
5.656%	03/01/2037		15,219,997	15,342,901
5.651%	05/01/2036		2,377,186	2,394,424
5.578%	07/01/2036		2,008,498	2,014,973
5.500%	01/01/2018- 07/01/2037		77,961,205	76,654,119
5.451%	02/01/2037		428,354	429,630
5.411%	12/01/2036		3,457,974	3,473,412
5.000%	03/01/2018- 07/01/2037		64,208,525	61,831,632
4.854%	10/01/2035		1,873,213	1,864,036
4.775%	05/01/2035		2,041,479	2,026,103
4.674%	05/01/2035		577,758	572,045
4.500%	08/01/2011- 07/01/2035		16,948,125	16,139,779
4.439%	08/01/2034		940,397	932,712
4.000%	07/01/2011- 12/01/2018		4,509,871	4,283,754
Federal National Mortgage Association TBA
6.000%	11/01/2037		3,000,000	3,001,407
5.500%	11/01/2037		3,000,000	2,936,718
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		$841,055	$882,612
7.000%	09/15/2031		636,907	667,436
6.500%	03/15/2026- 06/15/2036		4,014,813	4,109,815
6.000%	02/15/2033- 06/15/2037		12,524,916	12,615,940
5.500%	03/15/2033- 05/15/2037		14,325,334	14,140,444
5.000%	05/15/2033- 06/15/2036		8,179,512	7,922,698
Government National Mortgage Association TBA
7.000%	11/01/2037		900,000	932,344
5.500%	11/01/2037		1,000,000	985,496
				496,889,286
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $640,078,317)				633,830,400

U.S. TREASURY OBLIGATIONS—21.7%
U.S. Treasury Bonds—5.9%
U.S. Treasury Bond
13.250%	05/15/2014		850,000	970,461
11.750%	11/15/2014		500,000	578,086
11.250%	02/15/2015		1,500,000	2,136,211
10.375%	11/15/2012		300,000	302,414
9.875%	11/15/2015		1,550,000	2,113,329
9.125%	05/15/2018		3,010,000	4,122,761
8.750%	05/15/2017- 05/15/2020		2,490,000	3,403,212
8.500%	02/15/2020		2,500,000	3,361,135
8.125%	08/15/2019		5,260,000	6,853,207
8.000%	11/15/2021	†	3,420,000	4,511,729
7.875%	02/15/2021		3,500,000	4,541,799
7.625%	02/15/2025		1,600,000	2,108,126
7.500%	11/15/2024		3,850,000	5,009,813
7.250%	05/15/2016- 08/15/2022		3,180,000	3,875,853
7.125%	02/15/2023		1,625,000	2,017,286
6.500%	11/15/2026		1,550,000	1,858,064
6.250%	05/15/2030		2,910,000	3,460,173
6.125%	11/15/2027		4,000,000	4,629,688
6.000%	02/15/2026		3,200,000	3,625,002
5.750%	08/15/2010		1,290,000	1,350,167
5.375%	02/15/2031		5,091,000	5,451,351
5.250%	02/15/2029		2,130,000	2,233,173
5.000%	08/15/2011- 05/15/2037		5,720,000	5,891,969
4.750%	02/15/2037	†	3,000,000	2,959,455
				77,364,464
U.S. Treasury Notes—15.8%
U.S. Treasury Note
5.500%	05/15/2009		9,050,000	9,269,888
5.125%	05/15/2016	†	5,500,000	5,732,463
5.000%	02/15/2011	†	8,000,000	8,243,128
4.875%	01/31/2009- 08/15/2016	†	37,395,000	38,106,925
4.750%	11/15/2008- 08/15/2017	†	20,120,000	20,342,777
4.625%	11/30/2008- 02/15/2017	†	24,230,000	24,458,556
4.500%	04/30/2009- 02/15/2036	†	36,560,000	36,734,958
4.375%	08/15/2012	†	4,230,000	4,270,980

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
4.250%	01/15/2011- 11/15/2013		$9,880,000	$9,882,212
4.125%	08/15/2010- 05/15/2015		5,630,000	5,549,565
4.000%	03/15/2010- 02/15/2015	†	19,540,000	19,541,439
3.875%	09/15/2010- 02/15/2013	†	8,850,000	8,737,335
3.625%	05/15/2013		410,000	397,412
3.375%	12/15/2008- 10/15/2009		8,580,000	8,508,958
3.250%	01/15/2009	†	7,630,000	7,566,221
3.125%	04/15/2009		970,000	958,406
				208,301,223
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $282,991,945)				285,665,687

MUNICIPAL OBLIGATIONS—0.2%
Financial Services—0.2%
Illinois State (Illinois)
5.100%	06/01/2033		1,100,000	1,030,953
New Jersey Economic Development Authority (New Jersey)
7.425%	02/15/2029		500,000	602,340
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016		25,000	23,311
New Jersey State Turnpike Authority (New Jersey)
4.252%	01/01/2016		525,000	494,403
Oregon State (Oregon)
5.762%	06/01/2023		200,000	203,720
TOTAL MUNICIPAL OBLIGATIONS
(Cost $2,334,403)				2,354,727

SOVEREIGN DEBT OBLIGATIONS—1.6%
Government Issued—1.5%
British Columbia (Province of) (Canada)
6.500%	01/15/2026		150,000	167,457
Canadian Government (Canada)
5.250%	11/05/2008		250,000	252,591
Hydro Quebec (Canada)
6.300%	05/11/2011		350,000	367,620
Hydro-Quebec (Canada)
8.050%	07/07/2024		500,000	634,352
Italian Republic (Italy)
6.875%	09/27/2023		750,000	840,535
Italian Republic (Italy)
6.000%	02/22/2011		1,550,000	1,619,163
Italian Republic (Italy)
5.375%	06/15/2033		500,000	488,519
Italian Republic (Italy)
4.375%	06/15/2013		1,000,000	989,166
Italian Republic (Italy)
3.250%	05/15/2009		500,000	491,815
Malaysia Government (Malaysia)
8.750%	06/01/2009		500,000	529,681
Malaysia Government (Malaysia)
7.500%	07/15/2011		250,000	271,167
Nova Scotia Province (Canada)
5.750%	02/27/2012		850,000	883,623
Ontario Province (Canada)
5.500%	10/01/2008		550,000	555,326
Ontario Province (Canada)
5.450%	04/27/2016		$1,000,000	$1,031,430
Ontario Province (Canada)
4.500%	02/03/2015		400,000	387,727
Ontario Province (Canada)
3.625%	10/21/2009		250,000	246,117
People’s Republic of China (China)
4.750%	10/29/2013		250,000	243,031
Quebec Province (Canada)
7.500%	09/15/2029		600,000	748,900
Quebec Province (Canada)
6.125%	01/22/2011		850,000	887,325
Quebec Province (Canada)
5.750%	02/15/2009		850,000	865,178
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	102,549
Republic of Chile (Chile)
5.500%	01/15/2013		150,000	152,895
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	175,259
Republic of Korea (South Korea)
4.875%	09/22/2014		1,000,000	975,256
Republic of Poland (Poland)
5.250%	01/15/2014		200,000	201,769
Republic of Poland (Poland)
5.000%	10/19/2015		300,000	297,782
Republic of South Africa (South Africa)
7.375%	04/25/2012		250,000	270,625
Saskatchewan Province (Canada)
7.375%	07/15/2013		230,000	255,727
State of Israel (Israel)
5.125%	03/01/2014		250,000	248,426
United Mexican States (Mexico)
8.375%	01/14/2011		500,000	552,500
United Mexican States (Mexico)
8.300%	08/15/2031		500,000	642,000
United Mexican States (Mexico)
8.125%	12/30/2019		750,000	912,000
United Mexican States (Mexico)
7.500%	04/08/2033		400,000	475,800
United Mexican States (Mexico)
6.625%	03/03/2015		185,000	198,413
United Mexican States (Mexico)
6.375%	01/16/2013		679,000	715,666
United Mexican States (Mexico)
5.875%	01/15/2014		1,000,000	1,032,000
				19,709,390
Sovereign—0.1%
Republic of Hungary (Hungary)
4.750%	02/03/2015		500,000	483,317
State of Israel (Israel)
5.500%	11/09/2016		500,000	498,767
				982,084
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $20,414,566)				20,691,474

ASSET BACKED SECURITIES—0.4%
Credit Cards—0.2%
Citibank Credit Card Master Trust I, Series 1999-2, Class A
5.875%	03/10/2011		1,500,000	1,521,891
MBNA Master Credit Card Trust, Series 1999-B, Class A
5.900%	08/15/2011		825,000	838,186
				2,360,077

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date	Face	Value
ASSET BACKED SECURITIES—(Continued)
Electric Utilities—0.2%
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6
6.620%	03/01/2016	$2,700,000	$2,869,100
TOTAL ASSET BACKED SECURITIES
(Cost $5,641,626)			5,229,177

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—6.2%
Mortgage Backed—6.2%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3
5.118%	07/11/2043	500,000	499,876
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3
4.050%	11/10/2038	3,000,000	2,931,071
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A5
4.811%	12/10/2042	500,000	481,550
Banc of America Commercial Mortgage, Inc., Series 2005-4, Class A2
4.764%	07/10/2045	1,750,000	1,737,750
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AM, (FRN)
5.353%	09/10/2047	1,000,000	973,267
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A2
5.381%	01/15/2049	1,500,000	1,503,628
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class AMFX
5.482%	01/15/2049	1,500,000	1,482,346
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A, (FRN)
5.302%	10/12/2042	921,000	908,988
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A3
5.251%	04/15/2040	750,000	753,681
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM
4.830%	05/15/2043	1,500,000	1,420,990
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A4, (FRN)
5.400%	07/15/2044	900,000	893,356
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%	10/15/2048	1,500,000	1,509,840
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class AAB
5.336%	02/15/2040	500,000	493,370
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2
5.416%	05/15/2036	2,000,000	1,996,411
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4
4.832%	04/15/2037	1,750,000	1,680,240
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A3
5.100%	08/15/2038	2,650,000	2,619,403
CS First Boston Mortgage Securities Corporation, Series 1998-C2, Class A2
6.300%	11/15/2030	359,477	362,608
CS First Boston Mortgage Securities Corporation, Series 2003-C5, Class A2
3.808%	12/15/2036	$939,523	$928,497
CW Capital Cobalt Ltd., Series 2006-C1, Class A4
5.223%	08/15/2048	750,000	732,068
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4
4.978%	05/10/2043	1,000,000	969,742
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class AM, (FRN)
5.511%	11/10/2045	2,000,000	1,969,374
GE Capital Commercial Mortgage Corporation, Series 2001-A, Class A2
6.531%	05/15/2033	3,500,000	3,659,641
GE Capital Commercial Mortgage Corporation, Series 2004-C1, Class A2
3.915%	11/10/2038	1,000,000	979,820
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2
7.724%	03/15/2033	1,661,674	1,743,358
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A3
4.776%	03/10/2038	1,000,000	976,333
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class D
5.044%	12/10/2041	250,000	230,459
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039	1,000,000	990,120
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3
4.608%	01/10/2040	60,000	58,318
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A
4.751%	07/10/2039	1,500,000	1,433,945
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4
5.993%	08/10/2045	1,250,000	1,273,764
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A2
4.767%	03/12/2039	1,000,000	976,400
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class AM, (FRN)
5.513%	01/12/2043	900,000	884,958
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042	935,000	892,484
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class E, (FRN)
4.981%	07/15/2042	750,000	681,257
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4B
4.996%	08/15/2042	1,075,000	1,042,063
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4
4.918%	10/15/2042	1,565,000	1,511,546
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4
5.429%	12/12/2043	460,000	456,520
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC17, Class AM
5.464%	12/12/2043	750,000	734,404
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3
5.420%	01/15/2049	1,500,000	1,480,869
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-CIBC7, Class A3
4.449%	01/12/2038	2,000,000	1,968,280

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES—(Continued)
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB9, Class A4, (FRN)
5.555%	06/12/2041		$750,000	$754,164
JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CIBC10, Class AJ
4.951%	01/12/2037		1,750,000	1,651,116
LB Commercial Mortgage Trust, Series 1991-C1, Class A2
6.780%	06/15/2031		1,916,486	1,953,523
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5
4.853%	09/15/2031		1,500,000	1,477,218
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A2
4.207%	11/15/2027		1,000,000	990,317
LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6
4.786%	10/15/2029		1,000,000	963,395
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4
5.424%	02/15/2040		1,000,000	988,549
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.430%	02/15/2040		750,000	741,473
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A3
5.403%	07/12/2034		500,000	505,093
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A3, (FRN)
5.657%	02/12/2039		750,000	755,377
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, (FRN)
5.607%	02/12/2039		1,500,000	1,502,137
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046		750,000	744,374
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%	12/12/2049		1,000,000	974,049
Morgan Stanley Capital I, Series 2004-HQ3, Class A3
4.490%	01/13/2041		1,000,000	983,681
Morgan Stanley Capital I, Series 2004-HQ3, Class A4
4.800%	01/13/2041		750,000	726,090
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.940%	09/13/2045		800,054	784,731
Morgan Stanley Capital I, Series 2004-T15, Class A2
4.690%	06/13/2041		500,000	496,774
Morgan Stanley Capital I, Series 2006-HQ9, Class AM
5.773%	07/12/2044		1,000,000	1,000,825
Morgan Stanley Capital I, Series 2006-IQ12, Class A-2
5.283%	12/15/2043		750,000	751,034
Morgan Stanley Capital I, Series 2007-HQ11, Class A4
5.447%	02/12/2044		1,500,000	1,483,006
Morgan Stanley Capital I, Series 2007-IQ13, Class AM
5.410%	03/15/2044		1,500,000	1,454,242
Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A1
4.180%	03/12/2035		$577,946	$561,549
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2
6.423%	06/18/2030		281,516	281,599
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A3
4.440%	11/15/2034		2,904,123	2,878,782
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	704,583
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035		750,000	736,960
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041		500,000	494,258
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4, (FRN)
5.409%	07/15/2041		750,000	745,951
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	939,765
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, (FRN)
6.194%	06/15/2045		1,000,000	1,005,287
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2
5.500%	10/15/2048		500,000	504,348
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3
5.246%	12/15/2043		2,000,000	1,991,548
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5
5.342%	12/15/2043		500,000	490,543
TOTAL NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
(Cost $82,666,652)				81,838,936

CASH EQUIVALENTS—9.3%
Institutional Money Market Funds—0.7%
Reserve Primary Money Market Fund
5.380%	10/01/2007	††	9,254,616	9,254,616
Bank & Certificate Deposits/Offshore Time Deposits—8.4%
ABN Amro Bank NV
4.970%	10/24/2007	††	3,409,595	3,409,595
Bank of Montreal
5.520%	10/15/2007	††	1,461,255	1,461,255
Bank of Nova Scotia
5.540%	10/17/2007	††	1,461,255	1,461,255
Bank of Nova Scotia
5.340%	10/19/2007	††	3,896,680	3,896,680
Bank of Nova Scotia
5.000%	10/25/2007	††	1,948,340	1,948,340
Barclays
5.330%	10/15/2007	††	2,435,425	2,435,425
Barclays
5.330%	11/05/2007	††	2,435,425	2,435,425
Barclays
5.320%	10/09/2007	††	974,170	974,170
BNP Paribas
5.420%	10/15/2007	††	974,174	974,174
BNP Paribas
5.200%	10/01/2007	††	4,870,850	4,870,850

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Core Bond
Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
BNP Paribas
5.000%	10/25/2007	††	$3,409,595	$3,409,595
Calyon
5.500%	10/16/2007	††	1,461,255	1,461,255
Calyon
5.330%	11/07/2007	††	1,461,255	1,461,255
Calyon
5.250%	10/01/2007	††	9,741,701	9,741,701
Canadian Imperial Bank of Commerce
5.340%	11/09/2007	††	1,461,255	1,461,255
Dexia Group
5.100%	11/05/2007	††	1,461,255	1,461,255
Fortis Bank
5.250%	10/01/2007	††	2,922,510	2,922,510
Lloyds TSB Bank
5.650%	10/12/2007	††	3,896,680	3,896,680
Merrill Lynch & Company
4.950%	10/01/2007	††	7,793,361	7,793,361
Morgan Stanley & Company
4.950%	10/01/2007	††	6,819,191	6,819,191
National Australia Bank
5.190%	10/01/2007	††	8,767,531	8,767,531
Nordea Bank Finland PLC
5.450%	10/23/2007	††	2,435,425	2,435,425
Rabobank Nederland
5.000%	10/04/2007	††	1,461,255	1,461,255
Rabobank Nederland
4.910%	10/03/2007	††	2,922,510	2,922,510
Royal Bank of Scotland
5.450%	10/19/2007	††	1,461,255	1,461,255
Royal Bank of Scotland
5.430%	10/26/2007	††	2,435,425	2,435,425
Royal Bank of Scotland
5.330%	11/07/2007	††	974,170	974,170
Societe Generale
5.120%	11/01/2007	††	2,435,425	2,435,425
Societe Generale
4.950%	10/22/2007	††	1,948,340	1,948,340
Svenska Handlesbanken
5.200%	10/01/2007	††	10,236,334	10,236,334
Toronto Dominion Bank
5.610%	10/12/2007	††	2,922,510	2,922,510
Toronto Dominion Bank
5.320%	10/03/2007	††	2,435,425	2,435,425
Toronto Dominion Bank
5.320%	10/09/2007	††	1,948,340	1,948,340
UBS AG
5.450%	10/22/2007	††	1,461,255	1,461,255
UBS AG
5.370%	11/08/2007	††	1,461,255	1,461,255
UBS Finance AG
5.580%	10/01/2007	††	1,461,255	1,461,255
				111,062,937
Floating Rate Instruments/Master Notes—0.2%
Wells Fargo
5.450%	10/12/2007	††	2,435,425	2,435,425
TOTAL CASH EQUIVALENTS
(Cost $122,752,978)				122,752,978

	Face	Value
REPURCHASE AGREEMENTS—1.1%
State Street Bank & Trust Company Repurchase Agreement dated 09/28/2007 due 10/01/2007, with a maturity value of $14,736,772 and an effective yield of 4.15% collateralized by U.S. Government Agency Obligations with rates ranging from 4.716% to 4.737%, maturity date of 12/01/2033 and an aggregate market value of $15,026,863.	$14,731,677	$14,731,677
TOTAL INVESTMENTS—109.1%
(Cost $1,443,346,789)		1,435,044,431
Other assets less liabilities—(9.1%)		(119,121,732)
NET ASSETS—100.0%		$1,315,922,699

Legend to the Schedule of Investments:

FRN	Floating Rate Note

MTN	Medium Term Note

REIT	Real Estate Investment Trust

†	Denotes all or a portion of security on loan.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.07% of Total Investments.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—98.7%
Advertising—0.2%
Interpublic Group, Inc. *	13,428	$139,383
Monster Worldwide, Inc. *	4,065	138,454
Omnicom Group	10,696	514,371
		792,208
Aerospace & Defense—2.4%
Goodrich Corporation	3,725	254,157
Boeing Company (The)	24,589	2,581,599
General Dynamics Corporation	12,623	1,066,265
Honeywell International, Inc.	24,001	1,427,339
Lockheed Martin Corporation	11,104	1,204,673
Northrop Grumman Corporation	10,891	849,498
Textron, Inc.	7,472	464,833
United Technologies Corporation	31,026	2,496,972
		10,345,336
Airlines—0.3%
FedEx Corporation	9,562	1,001,619
Southwest Airlines Company	24,870	368,076
		1,369,695
Apparel Retailers—0.4%
Abercrombie & Fitch Company Class A	2,804	226,283
Gap (The), Inc.	16,874	311,157
Kohl’s Corporation *	10,216	585,683
Ltd. Brands, Inc.	10,263	234,920
Nordstrom, Inc. †	6,692	313,788
		1,671,831
Automotive—0.7%
Autonation, Inc. *	4,218	74,743
Ford Motor Company *†	64,627	548,683
General Motors Corporation	17,696	649,443
Genuine Parts Company	5,410	270,500
Goodyear Tire & Rubber Company (The) *	6,396	194,502
Harley-Davidson, Inc. †	8,109	374,717
ITT Corporation †	5,806	394,402
Paccar, Inc.	7,773	662,648
		3,169,638
Banking—10.7%
American Capital Strategies Ltd. †	5,599	239,245
American Express Company	36,676	2,177,454
BB&T Corporation	16,901	682,631
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR (Spain)	1	23
Bank of America Corporation	138,821	6,978,532
Bank of New York Mellon Corporation	35,378	1,561,585
Capital One Financial Corporation	12,821	851,699
CIT Group, Inc.	6,087	244,697
Citigroup, Inc.	154,904	7,229,370
Comerica, Inc.	4,863	249,375
Commerce Bancorp, Inc. †	5,556	215,462
Discover Financial Services *	15,513	322,670
Fannie Mae	30,359	1,846,131
Fifth Third Bancorp †	17,438	590,799
First Horizon National Corporation †	3,674	97,949
Freddie Mac	20,993	1,238,797
Hudson City Bancorp, Inc.	15,412	237,037
Huntington Bancshares, Inc.	11,365	192,978
JPMorgan Chase & Company	106,640	$4,886,245
Keycorp	12,073	390,320
M&T Bank Corporation	2,431	251,487
Marshall & IIsley Corporation †	8,011	350,641
National City Corporation	19,071	478,491
Northern Trust Corporation	5,889	390,264
PNC Financial Services Group, Inc.	10,783	734,322
Regions Financial Corporation †	22,761	670,994
SLM Corporation	12,769	634,236
Sovereign Bancorp, Inc.	11,004	187,508
State Street Corporation	12,353	841,980
SunTrust Banks, Inc.	10,877	823,063
Synovus Financial Corporation	10,222	286,727
U.S. Bancorp	54,727	1,780,269
Wachovia Corporation	59,603	2,989,090
Washington Mutual, Inc. †	27,227	961,385
Wells Fargo & Company	104,115	3,708,576
Zions Bancorporation	3,246	222,903
		45,544,935
Beverages, Food & Tobacco—5.0%
Altria Group, Inc.	65,791	4,574,448
Anheuser-Busch Companies, Inc.	23,378	1,168,666
Archer-Daniels-Midland Company	20,536	679,331
Brown-Forman Corporation Class B	2,464	184,578
Campbell Soup Company	6,505	240,685
Coca-Cola Company (The)	62,699	3,603,312
Coca-Cola Enterprises, Inc.	8,053	195,044
ConAgra Foods, Inc.	15,594	407,471
Constellation Brands, Inc. Class A *	6,692	162,013
Dean Foods Company	4,192	107,231
General Mills, Inc.	10,752	623,724
Hershey Company (The) †	5,550	257,575
HJ Heinz Company	10,333	477,385
Kellogg Company	7,949	445,144
Kraft Foods, Inc. Class A	50,355	1,737,751
McCormick & Company, Inc.	3,895	140,103
Molson Coors Brewing Company Class B	1,822	181,599
Pepsi Bottling Group, Inc.	4,086	151,877
Pepsico, Inc.	50,454	3,696,260
Reynolds American, Inc. †	5,390	342,750
Sara Lee Corporation	23,124	385,940
Supervalu, Inc.	6,343	247,440
Sysco Corporation	19,320	687,599
Tyson Foods, Inc. Class A	7,900	141,015
UST, Inc. †	5,151	255,490
WM Wrigley Jr. Company	6,663	427,964
		21,522,395
Building Materials—0.8%
Home Depot, Inc.	53,710	1,742,352
Lowe’s Companies, Inc.	46,780	1,310,776
Vulcan Materials Company †	3,021	269,322
		3,322,450
Chemicals—1.6%
Air Products & Chemicals, Inc.	6,726	657,534
Avery Dennison Corporation	3,045	173,626
Dow Chemical Company (The)	29,774	1,282,068
Eastman Chemical Company	2,451	163,555
EI Du Pont de Nemours & Company	28,658	1,420,290
Hercules, Inc.	3,515	73,885

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
International Flavors & Fragrances, Inc.	2,365	$125,014
Monsanto Company	16,953	1,453,550
PPG Industries, Inc.	5,081	383,870
Praxair, Inc.	9,796	820,513
Sealed Air Corporation	4,782	122,228
		6,676,133
Coal—0.2%
Consol Energy, Inc.	5,595	260,727
Peabody Energy Corporation	8,293	396,986
		657,713
Commercial Services—0.7%
Akamai Technologies, Inc. *	5,150	147,960
Allied Waste Industries, Inc. *	8,207	104,639
Cintas Corporation	4,114	152,629
Convergys Corporation *	4,528	78,606
Equifax, Inc.	4,589	174,933
Fluor Corporation	2,599	374,204
H&R Block, Inc.	10,232	216,714
Moody’s Corporation	7,378	371,851
Paychex, Inc.	10,619	435,379
Robert Half International, Inc.	5,293	158,049
RR Donnelley & Sons Company	6,781	247,913
Ryder System, Inc. †	2,030	99,470
Waste Management, Inc.	16,395	618,747
		3,181,094
Communications—1.1%
Avaya, Inc. *	13,317	225,856
Ciena Corporation *†	2,144	81,644
L-3 Communications Holdings, Inc. †	3,929	401,308
Motorola, Inc.	73,285	1,357,971
Network Appliance, Inc. *	11,224	302,038
Qualcomm, Inc.	51,984	2,196,844
Tellabs, Inc. *	12,229	116,420
		4,682,081
Computer Software & Processing—5.4%
Adobe Systems, Inc. *	18,229	795,878
Affiliated Computer Services, Inc. Class A *	3,065	153,986
Autodesk, Inc. *	7,066	353,088
Automatic Data Processing, Inc.	17,188	789,445
BMC Software, Inc. *	6,466	201,933
CA, Inc.	12,912	332,097
Citrix Systems, Inc. *	5,196	209,503
Cognizant Technology Solutions Corporation *	4,324	344,925
Computer Sciences Corporation *	5,432	303,649
Compuware Corporation *	9,006	72,228
Electronic Arts, Inc. *	9,665	541,143
Electronic Data Systems Corporation	16,012	349,702
Fidelity National Information Services, Inc.	5,123	227,308
Fiserv, Inc. *	5,132	261,014
Google, Inc. Class A *	7,160	4,061,653
IMS Health, Inc.	6,032	184,820
Intuit, Inc. *	10,960	332,088
Juniper Networks, Inc. *	16,362	599,013
Microsoft Corporation	253,958	7,481,603
NCR Corporation *	5,590	278,382
Novell, Inc. *	11,821	$90,312
Oracle Corporation *	122,758	2,657,711
Sun Microsystems, Inc. *†	109,955	616,848
Symantec Corporation *	29,439	570,528
Unisys Corporation *	10,465	69,278
VeriSign, Inc. *	7,800	263,172
Yahoo!, Inc. *	40,549	1,088,335
		23,229,642
Computers & Information—4.7%
3M Company	22,750	2,128,945
Apple Computer, Inc. *	27,069	4,156,174
Dell, Inc. *	70,744	1,952,534
EMC Corporation *	64,482	1,341,226
Hewlett-Packard Company	81,664	4,066,051
International Business Machines Corporation	42,860	5,048,908
International Game Technology	10,262	442,292
Jabil Circuit, Inc.	5,995	136,926
Lexmark International, Inc. *	2,870	119,191
Pitney Bowes, Inc.	6,896	313,216
SanDisk Corporation *	6,917	381,127
Solectron Corporation *	29,567	115,311
		20,201,901
Containers & Packaging—0.1%
Ball Corporation	3,168	170,280
Temple-Inland, Inc.	3,438	180,942
		351,222
Cosmetics & Personal Care—2.2%
Avon Products, Inc.	13,350	501,026
Clorox Company	4,566	278,480
Colgate-Palmolive Company	16,039	1,143,901
Ecolab, Inc.	5,738	270,834
Estee Lauder Companies (The), Inc. Class A	3,640	154,554
Procter & Gamble Company	98,092	6,899,791
		9,248,586
Education—0.1%
Apollo Group, Inc. Class A *	4,409	265,201
Electric Utilities—3.3%
AES Corporation (The) *	20,826	417,353
Allegheny Energy, Inc. *	4,824	252,102
Ameren Corporation †	6,170	323,925
American Electric Power Company, Inc.	12,380	570,470
CMS Energy Corporation	7,199	121,087
Centerpoint Energy, Inc. †	9,695	155,411
Consolidated Edison, Inc.	8,061	373,224
Constellation Energy Group, Inc.	5,647	484,456
DTE Energy Company †	5,330	258,185
Dominion Resources, Inc.	9,573	807,004
Duke Energy Corporation	39,212	732,872
Dynegy, Inc. Class A *	14,627	135,153
Edison International	9,898	548,844
Entergy Corporation	6,303	682,552
Exelon Corporation	20,910	1,575,778
FPL Group, Inc.	12,628	768,793
FirstEnergy Corporation	9,744	617,185
Integrys Energy Group, Inc. †	2,341	119,929
NiSource, Inc.	8,413	161,025
PG&E Corporation	10,922	522,072
PPL Corporation	11,967	554,072
Pinnacle West Capital Corporation	2,891	114,223

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Progress Energy, Inc.	7,759	$363,509
Public Service Enterprise Group, Inc.	7,895	694,681
Sempra Energy	8,214	477,398
Southern Company (The)	23,187	841,224
TXU Corporation	14,341	981,928
TECO Energy, Inc.	5,950	97,759
Xcel Energy, Inc.	12,731	274,226
		14,026,440
Electrical Equipment—3.5%
Cooper Industries Ltd. Class A (Bermuda)	5,710	291,724
Emerson Electric Company	24,650	1,311,873
General Electric Company	320,992	13,289,069
		14,892,666
Electronics—4.5%
Advanced Micro Devices, Inc. *†	16,617	219,344
Altera Corporation	11,395	274,392
Analog Devices, Inc.	10,381	375,377
Broadcom Corporation Class A *	14,124	514,679
Cisco Systems, Inc. *	190,007	6,291,132
Eastman Kodak Company †	8,976	240,198
Intel Corporation	182,038	4,707,503
JDS Uniphase Corporation *†	5,668	84,793
LSI Corp. *	23,786	176,492
Linear Technology Corporation †	7,978	279,150
MEMC Electronics Materials, Inc. *	7,012	412,726
Microchip Technology, Inc.	6,361	231,032
Micron Technology, Inc. *†	23,746	263,581
Molex, Inc. †	4,262	114,776
National Semiconductor Corporation	7,865	213,299
Novellus Systems, Inc. *†	4,043	110,212
Nvidia Corporation *	16,756	607,237
QLogic Corporation *	4,584	61,655
Raytheon Company	13,679	872,994
Rockwell Collins, Inc.	5,106	372,942
Texas Instruments, Inc.	44,309	1,621,266
Tyco Electronics Ltd. (Bermuda) *	15,195	538,359
Xerox Corporation *	29,117	504,889
Xilinx, Inc.	10,061	262,995
		19,351,023
Entertainment & Leisure—1.6%
Harrah’s Entertainment, Inc.	5,827	506,541
Hasbro, Inc.	5,527	154,093
Mattel, Inc.	11,814	277,156
News Corporation, Inc. Class A	72,898	1,603,027
Time Warner, Inc.	117,416	2,155,758
Walt Disney Company	61,944	2,130,254
		6,826,829
Environmental—0.3%
Agilent Technologies, Inc. *	12,539	462,438
Danaher Corporation	7,529	622,724
Tektronix, Inc.	2,676	74,232
Teradyne, Inc. *	6,358	87,740
		1,247,134
Financial Services—3.2%
Ameriprise Financial, Inc.	7,301	$460,766
Bear Stearns Companies, Inc. (The) †	3,605	442,730
Charles Schwab Corporation (The)	30,666	662,386
CME Group, Inc.	1,682	987,923
Countrywide Financial Corporation †	17,838	339,100
E*Trade Financial Corporation *	12,800	167,168
Federated Investors, Inc. Class B	2,799	111,120
Franklin Resources, Inc.	5,212	664,530
Goldman Sachs Group, Inc.	12,665	2,745,012
IntercontinentalExchange, Inc. *	1,873	284,509
Janus Capital Group, Inc. †	5,752	162,667
Legg Mason, Inc.	3,983	335,727
Lehman Brothers Holdings, Inc. †	16,302	1,006,322
Merrill Lynch & Company, Inc.	27,203	1,939,030
Morgan Stanley	32,936	2,074,968
Principal Financial Group	8,326	525,287
T Rowe Price Group, Inc.	8,415	468,631
Western Union Company (The)	23,989	503,049
		13,880,925
Food Retailers—0.4%
Kroger Company (The)	21,895	624,445
Safeway, Inc.	13,907	460,461
Starbucks Corporation *	23,609	618,556
Whole Foods Market, Inc. †	4,200	205,632
		1,909,094
Forest Products & Paper—0.5%
Bemis Company	3,365	97,955
International Paper Company	14,251	511,184
Kimberly-Clark Corporation	13,824	971,274
MeadWestvaco Corporation	5,462	161,293
Pactiv Corporation *	4,478	128,339
Weyerhaeuser Company	6,655	481,157
		2,351,202
Health Care Providers—0.3%
Coventry Health Care, Inc. *	4,800	298,608
Express Scripts, Inc. *	8,142	454,486
Laboratory Corporation of America Holdings *	3,951	309,087
Manor Care, Inc.	2,002	128,929
Tenet Healthcare Corporation *†	14,819	49,792
		1,240,902
Heavy Construction—0.0%
Centex Corporation †	3,736	99,266
Lennar Corporation Class A †	4,253	96,330
		195,596
Heavy Machinery—2.0%
American Standard Companies, Inc.	5,509	196,231
Applied Materials, Inc.	43,374	897,842
Black & Decker Corporation	1,913	159,353
Caterpillar, Inc.	19,816	1,554,169
Cummins, Inc.	3,320	424,595
Deere & Company	6,919	1,026,918
Dover Corporation	6,423	327,252
Eaton Corporation	4,680	463,507
Ingersoll-Rand Company Class A (Bermuda)	9,364	510,057
National-Oilwell Varco, Inc. *	5,615	811,368
Pall Corporation	3,958	153,966
Parker Hannifin Corporation	3,755	419,922

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Rockwell Automation, Inc.	5,071	$352,485
Smith International, Inc.	6,087	434,612
Stanley Works (The)	2,596	145,713
Terex Corporation *	3,229	287,446
Varian Medical Systems, Inc. *	4,001	167,602
WW Grainger, Inc.	2,254	205,542
		8,538,580
Home Construction, Furnishings & Appliances—0.5%
DR Horton, Inc.	8,206	105,119
Harman International Industries, Inc.	2,000	173,040
Johnson Controls, Inc.	6,103	720,825
KB Home †	2,308	57,838
Leggett & Platt, Inc.	5,276	101,088
Masco Corporation	11,772	272,757
Newell Rubbermaid, Inc.	8,746	252,060
Pulte Homes, Inc.	6,258	85,171
Whirlpool Corporation	2,302	205,108
		1,973,006
Household Products—0.4%
Fortune Brands, Inc.	4,752	387,240
Illinois Tool Works, Inc.	13,111	781,940
Rohm & Haas Company	4,355	242,443
Snap-On, Inc.	1,846	91,451
		1,503,074
Industrial—Diversified—0.2%
Tyco International Ltd. (Bermuda)	15,195	673,746
Insurance—5.7%
ACE Ltd. (Cayman Islands)	10,182	616,724
Aflac, Inc.	15,447	881,097
Aetna, Inc.	16,306	884,927
Allstate Corporation (The)	18,576	1,062,361
AMBAC Financial Group, Inc. †	3,342	210,245
American International Group, Inc.	80,567	5,450,358
AON Corporation	9,430	422,558
Assurant, Inc.	3,200	171,200
Chubb Corporation	12,865	690,079
Cigna Corporation	8,754	466,501
Cincinnati Financial Corporation	5,083	220,145
Genworth Financial, Inc. Class A	13,920	427,762
Hartford Financial Services Group, Inc.	9,889	915,227
Humana, Inc. *	5,100	356,388
Leucadia National Corporation	5,140	247,851
Lincoln National Corporation	8,407	554,610
Loews Corporation	14,289	690,873
MBIA, Inc. †	4,034	246,276
MGIC Investment Corporation †	2,777	89,725
Marsh & McLennan Companies, Inc.	17,260	440,130
Metlife, Inc.	23,100	1,610,763
Progressive Corporation (The)	22,388	434,551
Prudential Financial, Inc.	14,698	1,434,231
Safeco Corporation †	3,261	199,638
Torchmark Corporation	2,839	176,926
Travelers Cos., Inc. (The)	20,687	1,041,384
UnitedHealth Group, Inc.	41,926	2,030,476
UnumProvident Corporation	10,826	264,912
WellPoint, Inc. *	19,164	1,512,423
XL Capital Ltd. Class A (Cayman Islands)	5,668	448,906
		24,199,247
Lodging—0.4%
Hilton Hotels Corporation	12,120	$563,459
Marriott International, Inc. Class A	10,468	455,044
Starwood Hotels & Resorts Worldwide, Inc.	6,705	407,329
Wyndham Worldwide Corporation	6,076	199,050
		1,624,882
Media—Broadcasting & Publishing—1.5%
CBS Corporation Class B	21,874	689,031
Clear Channel Communications, Inc.	15,334	574,105
Comcast Corporation Class A *	97,096	2,347,781
DIRECTV Group (The), Inc. *	24,117	585,561
Dow Jones & Company, Inc. †	2,056	122,743
EW Scripps Company Class A	2,500	105,000
Gannett Company, Inc.	7,093	309,964
IAC/InterActiveCorp *	6,294	186,743
McGraw-Hill Companies, Inc. (The)	10,854	552,577
Meredith Corporation	1,189	68,130
New York Times Company Class A †	4,417	87,280
Tribune Company	3,354	91,631
Viacom, Inc. Class B *	21,824	850,481
		6,571,027
Medical Supplies—3.6%
Allergan, Inc.	9,624	620,459
Applera Corporation - Applied Biosystems Group	5,286	183,107
Bausch & Lomb, Inc.	1,661	106,304
Baxter International, Inc.	20,414	1,148,900
Becton Dickinson & Company	7,580	621,939
Boston Scientific Corporation *†	39,681	553,550
Covidien Ltd. (Bermuda) *	15,195	630,593
CR Bard, Inc.	3,184	280,797
Johnson & Johnson	90,373	5,937,506
Kla-Tencor Corporation †	6,264	349,406
Medtronic, Inc.	35,840	2,021,734
Millipore Corporation *†	1,546	117,187
Patterson Cos., Inc. *	4,422	170,733
PerkinElmer, Inc.	4,019	117,395
St. Jude Medical, Inc. *	10,312	454,450
Stryker Corporation	8,060	554,206
Thermo Fisher Scientific, Inc. *	13,077	754,804
Waters Corporation *	3,186	213,207
Zimmer Holdings, Inc. *	7,357	595,843
		15,432,120
Metals—1.1%
Alcoa, Inc.	27,063	1,058,705
Allegheny Technologies, Inc.	3,169	348,432
Corning, Inc.	48,789	1,202,649
Newmont Mining Corporation	14,078	629,709
Nucor Corporation	9,175	545,637
Precision Castparts Corporation	4,277	632,910
United States Steel Corporation	3,716	393,673
		4,811,715
Mining—0.3%
Freeport-McMoran Copper & Gold, Inc.	11,894	1,247,562

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Oil & Gas—11.2%
Anadarko Petroleum Corporation	14,377	$772,764
Apache Corporation	10,292	926,898
Ashland, Inc.	1,771	106,632
Baker Hughes, Inc.	9,795	885,174
BJ Services Company †	8,811	233,932
Chesapeake Energy Corporation †	13,057	460,390
Chevron Corporation	67,056	6,275,100
ConocoPhillips	51,141	4,488,646
Devon Energy Corporation	13,789	1,147,245
EOG Resources, Inc. †	7,355	531,987
El Paso Corporation	22,180	376,395
ENSCO International, Inc.	4,797	269,112
Exxon Mobil Corporation	174,163	16,120,527
Halliburton Company	28,258	1,085,107
Hess Corporation	8,659	576,083
Marathon Oil Corporation	21,170	1,207,113
Murphy Oil Corporation	6,012	420,179
Nabors Industries Ltd. *	8,284	254,899
Nicor, Inc. †	1,395	59,846
Noble Corporation (Cayman Islands)	8,474	415,650
Occidental Petroleum Corporation	25,699	1,646,792
Questar Corporation	5,268	276,728
Rowan Companies., Inc.	3,489	127,628
Schlumberger Ltd. (Netherland Antilles)	37,116	3,897,180
Spectra Energy Corp.	19,659	481,252
Sunoco, Inc.	3,836	271,512
Tesoro Corporation	4,285	197,196
Transocean, Inc. (Cayman Islands) *	8,959	1,012,815
Valero Energy Corporation	17,522	1,177,128
Weatherford International Ltd. (Bermuda) *	10,600	712,108
Williams Companies, Inc.	18,675	636,071
XTO Energy, Inc.	12,123	749,686
		47,799,775
Pharmaceuticals—6.4%
Abbott Laboratories	48,121	2,580,248
AmerisourceBergen Corporation	5,803	263,050
Amgen, Inc. *	34,773	1,967,109
Barr Pharmaceuticals, Inc. *	3,200	182,112
Biogen Idec, Inc. *	9,660	640,748
Bristol-Myers Squibb Company	62,894	1,812,605
Cardinal Health, Inc.	12,037	752,674
Celgene Corporation *	11,645	830,405
Eli Lilly & Company †	30,660	1,745,474
Forest Laboratories, Inc. *	9,616	358,581
Genzyme Corporation *	8,228	509,807
Gilead Sciences, Inc. *	28,688	1,172,479
Hospira, Inc. *	4,680	193,986
King Pharmaceuticals, Inc. *	7,638	89,517
McKesson Corporation	9,267	544,807
Medco Health Solutions, Inc. *	8,772	792,901
Merck & Company, Inc.	67,891	3,509,286
Mylan Laboratories	7,620	121,615
Pfizer, Inc.	217,635	5,316,823
Quest Diagnostics, Inc. †	4,860	280,762
Schering-Plough Corporation	49,315	1,559,833
Sigma Aldrich Corporation	3,792	184,822
Watson Pharmaceuticals, Inc. *	2,919	94,576
Wyeth	41,920	1,867,536
		27,371,756
Real Estate—1.2%
Apartment Investment & Management Company REIT Class A †	2,984	$134,668
Archstone-Smith Trust REIT †	6,851	412,019
Avalonbay Communities, Inc. REIT †	2,470	291,608
Boston Properties, Inc. REIT	3,717	386,196
CB Richard Ellis Group, Inc. Class A *	5,846	162,753
Developers Diversified Realty Corporation REIT †	3,951	220,742
Equity Residential REIT †	9,149	387,552
General Growth Properties, Inc. REIT †	7,587	406,815
Host Hotels & Resorts Inc. REIT †	16,217	363,909
Kimco Realty Corporation REIT	7,548	341,245
Plum Creek Timber Company, Inc. REIT	5,794	259,339
Prologis REIT †	7,749	514,146
Public Storage REIT	3,844	302,331
Simon Property Group, Inc. REIT	6,910	691,000
Vornado Realty Trust REIT	4,063	444,289
		5,318,612
Restaurants—0.7%
Darden Restaurants, Inc.	4,663	195,193
McDonald’s Corporation	36,977	2,014,137
Wendy’s International, Inc.	2,362	82,457
Yum! Brands, Inc.	16,348	553,053
		2,844,840
Retailers—3.8%
Amazon.Com, Inc. *	9,679	901,599
Autozone, Inc. *	1,646	191,166
Bed Bath & Beyond, Inc. *	8,880	302,986
Best Buy Company, Inc.	12,303	566,184
Big Lots, Inc. *†	3,704	110,527
CVS Caremark Corp.	47,110	1,866,969
Circuit City Stores, Inc. †	4,766	37,699
Costco Wholesale Corporation †	14,007	859,610
Dillard’s, Inc. Class A †	1,726	37,679
eBay, Inc. *	35,350	1,379,357
Family Dollar Stores, Inc.	5,061	134,420
JC Penney Company, Inc.	7,038	445,998
Macys, Inc.	13,973	451,607
Nike, Inc. Class B	11,983	702,923
Office Depot, Inc. *	8,714	179,683
OfficeMax, Inc. †	2,397	82,145
RadioShack Corporation †	3,908	80,739
Sears Holdings Corporation *	2,438	310,114
Sherwin-Williams Company (The)	3,384	222,363
Staples, Inc.	22,357	480,452
TJX Companies., Inc.	14,038	408,085
Target Corporation	26,749	1,700,434
Tiffany & Company	4,243	222,121
Walgreen Company †	31,265	1,476,959
Wal-Mart Stores, Inc.	75,482	3,294,789
		16,446,608
Telephone Systems—3.7%
Alltel Corporation	10,964	763,972
AT&T, Inc.	192,141	8,129,486
CenturyTel, Inc.	3,293	152,202
Citizens Communications Company †	10,409	149,057

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Embarq Corporation	4,416	$245,530
Qwest Communications International, Inc. *†	49,218	450,837
Sprint Nextel Corporation	89,305	1,696,795
Verizon Communications, Inc.	90,585	4,011,104
Windstream Corporation †	14,143	199,699
		15,798,682
Textiles, Clothing & Fabrics—0.3%
Coach, Inc. *	11,268	532,638
Jones Apparel Group, Inc.	3,500	73,955
Liz Claiborne, Inc.	3,056	104,912
Polo Ralph Lauren Corporation †	1,954	151,924
VF Corporation	2,652	214,149
		1,077,578
Transportation—1.5%
Brunswick Corporation	2,897	66,225
Burlington Northern Santa Fe Corporation	9,944	807,154
CSX Corporation	13,515	577,496
Carnival Corporation †	13,905	673,419
CH Robinson Worldwide, Inc. †	5,392	292,732
Norfolk Southern Corporation	12,304	638,701
Union Pacific Corporation †	8,419	951,852
United Parcel Service, Inc. Class B	32,812	2,464,181
		6,471,760
TOTAL COMMON STOCKS
(Cost $216,016,681)		421,858,442

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.040%	12/20/2007	**
(Cost $217,975)			$220,000	217,975

CASH EQUIVALENTS—5.8%
Institutional Money Market Funds—0.4%
Reserve Primary Money Market Fund
5.380%	10/01/2007	††	1,865,405	1,865,405
Bank & Certificate Deposits/Offshore Time Deposits—5.3%
ABN Amro Bank NV
4.970%	10/24/2007	††	687,255	687,255
Bank of Montreal
5.520%	10/15/2007	††	294,538	294,538
Bank of Nova Scotia
5.540%	10/17/2007	††	294,537	294,537
Bank of Nova Scotia
5.340%	10/19/2007	††	785,433	785,433
Bank of Nova Scotia
5.000%	10/25/2007	††	392,717	392,717
Barclays
5.330%	10/15/2007	††	490,896	490,896
Barclays
5.330%	11/05/2007	††	490,896	490,896
Barclays
5.320%	10/09/2007	††	$196,358	$196,358
BNP Paribas
5.420%	10/15/2007	††	196,358	196,358
BNP Paribas
5.200%	10/01/2007	††	981,792	981,792
BNP Paribas
5.000%	10/25/2007	††	687,254	687,254
Calyon
5.500%	10/16/2007	††	294,537	294,537
Calyon
5.330%	11/07/2007	††	294,537	294,537
Calyon
5.250%	10/01/2007	††	1,963,583	1,963,583
Canadian Imperial Bank of Commerce
5.340%	11/09/2007	††	294,537	294,537
Dexia Group
5.100%	11/05/2007	††	294,537	294,537
Fortis Bank
5.250%	10/01/2007	††	589,075	589,075
Lloyds TSB Bank
5.650%	10/12/2007	††	785,433	785,433
Merrill Lynch & Company
4.950%	10/01/2007	††	1,570,866	1,570,866
Morgan Stanley & Company
4.950%	10/01/2007	††	1,374,508	1,374,508
National Australia Bank
5.190%	10/01/2007	††	1,767,225	1,767,225
Nordea Bank Finland PLC
5.450%	10/23/2007	††	490,896	490,896
Rabobank Nederland
5.000%	10/04/2007	††	294,537	294,537
Rabobank Nederland
4.910%	10/03/2007	††	589,075	589,075
Royal Bank of Scotland
5.450%	10/19/2007	††	294,537	294,537
Royal Bank of Scotland
5.430%	10/26/2007	††	490,896	490,896
Royal Bank of Scotland
5.330%	11/07/2007	††	196,358	196,358
Societe Generale
5.120%	11/01/2007	††	490,896	490,896
Societe Generale
4.950%	10/22/2007	††	392,717	392,717
Svenska Handlesbanken
5.200%	10/01/2007	††	2,063,284	2,063,284
Toronto Dominion Bank
5.610%	10/12/2007	††	589,075	589,075
Toronto Dominion Bank
5.320%	10/03/2007	††	490,896	490,896
Toronto Dominion Bank
5.320%	10/09/2007	††	392,717	392,717
UBS AG
5.450%	10/22/2007	††	294,537	294,537
UBS AG
5.370%	11/08/2007	††	294,537	294,537
UBS Finance AG
5.580%	10/01/2007	††	294,537	294,537
				22,386,367
Floating Rate Instruments/Master Notes—0.1%
Wells Fargo
5.450%	10/12/2007	††	490,896	490,896
TOTAL CASH EQUIVALENTS
(Cost $24,742,668)				24,742,668

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint 500
Stock Index Fund

	Face	Value

REPURCHASE AGREEMENTS—1.0%
State Street Bank & Trust Company Repurchase Agreement, dated 09/28/2007, due 10/01/2007, with a maturity value of $4,179,654 and an effective yield of 4.15%, collateralizied by U.S. Government and Agency Obligations, with rates ranging from 3.854% to 4.307%, with maturity date of 08/01/2033 and an aggregate market value of 4,261,906.	$4,178,209	$4,178,209
TOTAL INVESTMENTS—105.6%
(Cost $245,155,533)		450,997,294
Other assets less liabilities—(5.6%)		(23,768,600)
NET ASSETS—100.0%		$427,228,694

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

**	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—98.1%
Advertising—0.2%
Catalina Marketing Corporation	*	2,131	$69,023
Clear Channel Outdoor Holdings, Inc. Class A	*†	2,500	63,750
Getty Images, Inc.	*	1,742	48,497
Interpublic Group, Inc.	*	17,203	178,567
Jupitermedia Corporation	*	1,450	9,178
Lamar Advertising Company	†	3,479	170,367
Monster Worldwide, Inc.	*	4,681	159,435
Omnicom Group		13,220	635,750
Valueclick, Inc.	*	4,058	91,143
			1,425,710
Aerospace & Defense—1.8%
AAR Corporation	*†	1,489	45,174
Alliant Techsystems, Inc.	*	1,550	169,415
Goodrich Corporation		4,882	333,099
Boeing Company (The)		27,705	2,908,748
Fairchild Corporation (The) Class A	*	3,265	6,530
Gencorp, Inc.	*	1,629	19,483
General Dynamics Corporation		13,610	1,149,637
Heico Corporation Class A		878	34,681
Honeywell International, Inc.		29,167	1,734,561
Kreisler Manufacturing Corporation	*	1,250	22,312
Lockheed Martin Corporation		13,135	1,425,016
Northrop Grumman Corporation		12,770	996,060
Orbital Sciences Corporation	*†	2,123	47,216
Sequa Corporation Class A	*	510	84,548
Spirit Aerosystems Hold Class A	*	2,103	81,891
Textron, Inc.		8,214	510,993
Triumph Group, Inc.	†	822	67,166
United Technologies Corporation		36,395	2,929,070
			12,565,600
Agriculture, Forestry & Fishing—0.1%
Andersons, Inc.		700	33,614
Griffin Land & Nurseries, Inc.	*	650	23,738
Margo Caribe, Inc. (Puerto Rico)	*†	1,022	4,343
Pilgrim’s Pride Corporation		2,476	85,991
Seaboard Corporation	†	18	35,280
Terra Industries, Inc.	*†	2,513	78,556
			261,522
Airlines—0.4%
AMR Corporation	*†	6,672	148,719
Air T, Inc.		1,352	13,858
Airnet Systems, Inc.	*	2,609	6,601
Airtran Holdings, Inc.	*†	3,168	31,173
Alaska Air Group, Inc.	*	1,343	31,010
Atlas Air Worldwide Holdings, Inc.	*	600	30,978
Bristow Group, Inc.	*	982	42,923
Continental Airlines, Inc. Class B	*	2,723	89,941
Delta Air Lines, Inc.	*	5,791	103,948
ExpressJet Holdings, Inc.	*	2,636	8,145
FedEx Corporation		11,378	1,191,845
Frontier Airlines Holdings, Inc.	*	1,369	8,474
JetBlue Airways Corporation	*†	6,414	59,137
Mesa Air Group, Inc.	*	847	3,761
Midwest Air Group, Inc.	*	915	15,052
Northwest Airlines Corporation	*	11,009	$195,960
PHI, Inc.	*	774	23,328
Skywest, Inc.		2,390	60,156
Southwest Airlines Company		30,863	456,772
UAL Corporation	*†	3,500	162,855
US Airways Group, Inc.	*	2,272	59,640
			2,744,276
Apparel Retailers—0.5%
Abercrombie & Fitch Company Class A		3,982	321,347
Aeropostale, Inc.	*	3,605	68,702
American Eagle Outfitters, Inc.		8,736	229,844
AnnTaylor Stores Corporation	*	2,733	86,554
Bebe Stores, Inc.		790	11,558
Big Dog Holdings, Inc.	*†	1,620	25,142
Buckle, Inc. (The)		1,672	63,436
Carter’s, Inc.	*	1,476	29,446
Casual Male Retail Group, Inc.	*	1,930	17,293
Cato Corporation Class A		1,761	35,995
Charlotte Russe Holding, Inc.	*	1,100	16,104
Charming Shoppes, Inc.	*†	3,138	26,359
Chico’s FAS, Inc.	*	7,236	101,666
Children’s Place	*	1,144	27,776
Christopher & Banks Corporation		1,528	18,519
Collective Brands, Inc.	*	2,964	65,386
Dress Barn, Inc.	*	1,900	32,319
Finish Line Class A		1,604	6,961
Gap (The), Inc.		25,472	469,704
HOT Topic, Inc.	*†	1,824	13,607
JOS A. Bank Clothiers, Inc.	*†	577	19,283
Kohl’s Corporation	*	11,796	676,265
Ltd. Brands, Inc.		12,957	296,586
Nordstrom, Inc.	†	8,394	393,595
Pacific Sunwear of California, Inc.	*	3,025	44,770
Ross Stores, Inc.		6,350	162,814
Stage Stores, Inc.		2,236	40,762
Talbots, Inc.	†	375	6,750
Tween Brands, Inc.	*†	1,485	48,767
Urban Outfitters, Inc.	*†	5,012	109,262
Wet Seal, Inc. (The) Class A	*	1,246	4,822
Wilsons The Leather Experts, Inc.	*	819	1,400
			3,472,794
Automotive—0.9%
A.O. Smith Corporation		1,341	58,843
Aftermarket Technology Corporation	*	603	19,139
American Axle & Manufacturing Holdings, Inc.		2,113	53,353
America’s Car Mart, Inc.	*	354	4,004
Amerigon, Inc.	*	2,107	36,472
ArvinMeritor, Inc.	†	2,791	46,945
Asbury Automotive Group, Inc.		1,342	26,585
Autonation, Inc.	*	5,363	95,032
BorgWarner, Inc.		2,274	208,139
Carmax, Inc.	*†	8,516	173,130
Clarcor, Inc.		2,354	80,530
Coachmen Industries, Inc.		705	4,723
Copart, Inc.	*	3,582	123,185
Federal Signal Corporation		2,159	33,162
Force Protection, Inc.	*†	3,825	82,849
Ford Motor Company	*†	74,379	631,478
General Motors Corporation	†	19,409	712,310
Genuine Parts Company		7,620	381,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Goodyear Tire & Rubber Company (The) *	7,281	$221,415
Group 1 Automotive, Inc.	1,068	35,853
Harley-Davidson, Inc. †	10,663	492,737
Harsco Corporation	3,646	216,098
ITT Corporation †	8,056	547,244
Keystone Automotive Industries, Inc. *	1,743	83,246
Lear Corporation *	2,741	87,986
Lithia Motors, Inc. Class A	862	14,706
LKQ Corporation *†	3,500	121,835
Monaco Coach Corporation	1,376	19,305
Oshkosh Truck Corporation	2,868	177,730
Paccar, Inc.	9,902	844,146
Penske Auto Group, Inc. †	1,654	33,477
PEP Boys-Manny Moe & Jack †	2,200	30,866
Proliance International, Inc. *	2,239	4,724
Sonic Automotive, Inc.	1,649	39,477
Strattec Security Corporation	123	5,722
Superior Industries International, Inc. †	1,102	23,902
Tenneco Automotive, Inc. *	1,600	49,616
Titan International, Inc. †	1,085	34,633
TRW Automotive Holdings Corporation *	900	28,512
Visteon Corporation *	5,429	27,959
Wabash National Corporation	1,395	15,750
Winnebago Industries, Inc. †	1,432	34,196
		5,962,014
Banking—9.4%
1st Source Corporation	1,180	27,022
Advance America Cash Advance Centers, Inc.	3,279	34,987
Advanta Corp. Class B	1,050	28,791
Alabama National Bancorp	575	44,804
Alliance Bankshares Corporation *	744	7,299
Amcore Financial, Inc.	1,313	32,720
American Express Company	42,027	2,495,143
AmeriCredit Corporation *†	6,437	113,162
Anchor Bancorp Wisconsin, Inc.	1,411	38,097
Associated Banc Corporation	5,110	151,409
Astoria Financial Corporation	4,671	123,922
BB&T Corporation	21,630	873,636
BancFirst Corporation	642	28,807
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR (Spain)	1	23
Bancorpsouth, Inc.	3,611	87,747
BancTrust Financial Group, Inc. †	1,600	25,472
Bank Mutual Corporation †	3,756	44,283
Bank of America Corporation	178,464	8,971,385
Bank of Hawaii Corporation	2,494	131,808
Bank of New York Mellon Corporation	45,121	1,991,641
BankAtlantic Bancorp, Inc. Class A	2,210	19,161
Bankunited Financial Corporation Class A	793	12,323
Beneficial Mutual Bancorp, Inc. *	969	9,448
Blue River Bancshares, Inc.	2,545	12,572
BOK Financial Corporation	1,765	90,739
Boston Private Financial Holdings, Inc. †	1,297	36,108
Brookline Bancorp, Inc.	3,765	43,636
Bryn Mawr Bank Corporation	1,058	$23,022
Capital Bank Corporation	1,282	19,230
Capital City Bank Group, Inc. †	1,113	34,726
Capital One Financial Corporation	16,283	1,081,680
Capitol Federal Financial †	2,115	72,333
Cardinal Financial Corporation	1,142	11,409
Cascade Bancorp †	2,191	48,772
Cascade Financial Corporation	1,063	16,296
Cathay General Bancorp	2,082	67,061
Centennial Bank Holdings, Inc. *	5,300	33,920
Central Pacific Financial Corporation	929	27,127
CFS Bancorp, Inc.	1,873	26,409
Charter Financial Corporation	350	18,900
Chemical Financial Corporation †	1,552	37,636
Chittenden Corporation	2,222	78,126
CIT Group, Inc.	8,482	340,976
Citigroup, Inc.	196,422	9,167,015
Citizens Republic Bancorp Inc.	4,000	64,440
City Bank, Lynnwood, WA	1,645	47,244
City Holding Company	250	9,102
City National Corporation	2,199	152,852
CoBiz Financial, Inc.	1,063	18,199
Colonial BancGroup, Inc. (The)	5,643	122,002
Comerica, Inc.	6,877	352,653
Commerce Bancorp, Inc. †	6,314	244,857
Commerce Bancshares, Inc.	3,607	165,525
Community Bank System, Inc.	1,402	27,367
Community Trust Bancorp, Inc.	665	19,977
CompuCredit Corporation *†	83	1,802
Corus Bankshares, Inc. †	702	9,140
Cullen/Frost Bankers, Inc.	2,502	125,400
CVB Financial Corporation	4,084	47,783
Dime Community Bancshares	1,638	24,521
Discover Financial Services *	19,120	397,696
Downey Financial Corporation †	1,038	59,996
Eastern Virginia Bankshares, Inc.	700	13,643
East-West Bancorp, Inc.	2,200	79,112
Euronet Worldwide, Inc. *	1,056	31,437
Fannie Mae	37,770	2,296,794
Fidelity Southern Corporation	1,381	20,618
Fifth Third Bancorp †	18,257	618,547
Financial Federal Corporation †	1,513	42,379
Financial Institutions, Inc.	749	13,542
First Bancorp North Carolina	643	13,104
First Bancorp Puerto Rico †	3,246	30,837
First Charter Corporation	843	25,433
First Citizens BancShares, Inc. Class A	254	44,298
First Commonwealth Financial Corporation †	5,133	56,771
First Community Bancorp †	894	48,911
First Financial Bancorp	1,895	24,218
First Financial Bankshares, Inc.	333	13,380
First Financial Service Corporation	403	10,971
First Horizon National Corporation †	5,607	149,483
First Marblehead Corporation (The) †	2,764	104,839
First Merchants Corporation	874	18,843
First Midwest Bancorp, Inc.	2,002	68,388
First Niagara Financial Group, Inc.	4,099	58,001
First of Long Island Corporation (The)	986	19,158
FirstFed Financial Corporation *†	922	45,685
FirstMerit Corporation	3,895	76,965

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Flagstar Bancorp, Inc. †	2,110	$20,530
FNB Corporation †	3,344	55,310
Freddie Mac	26,933	1,589,316
Fremont General Corporation †	2,929	11,423
Frontier Financial Corporation †	2,254	52,586
Fulton Financial Corporation	6,533	93,945
Glacier Bancorp, Inc. †	1,771	39,883
Great Lakes Bancorp, Inc. *	277	3,726
Greater Bay Bancorp	2,213	61,079
Hallwood Group, Inc. *	100	7,900
Hancock Holding Company	1,752	70,220
Hanmi Financial Corporation	3,600	55,764
Harleysville National Corporation †	1,210	19,227
Harrington West Financial Group, Inc.	1,171	18,490
Heritage Financial Corporation	332	7,321
Horizon Financial Services Corporation	450	2,880
Hudson City Bancorp, Inc.	20,250	311,445
Huntington Bancshares, Inc.	13,268	225,291
Independent Bank Corporation (Massachusetts)	874	25,958
Independent Bank Corporation (Michigan)	2,079	22,973
IndyMac Bancorp, Inc. †	2,523	59,568
Integra Bank Corporation	848	15,374
International Bancshares Corporation	3,248	70,482
Irwin Financial Corporation	1,296	14,282
JPMorgan Chase & Company	137,629	6,306,161
Keycorp	15,774	509,973
KNBT Bancorp, Inc.	1,002	16,573
M&T Bank Corporation	3,475	359,489
Marshall & IIsley Corporation †	8,572	375,196
MB Financial, Inc.	931	32,183
Medallion Financial Corporation	958	10,433
Merchants Bancshares, Inc.	571	13,276
Midsouth Bancorp, Inc.	523	11,974
MidWestOne Financial Group, Inc.	582	10,581
Mitcham Industries, Inc. *	1,100	21,208
NASB Financial, Inc.	528	18,955
National City Corporation	27,617	692,911
National Penn Bancshares, Inc. †	1,726	28,242
NBT Bancorp, Inc.	1,000	21,740
Nelnet, Inc. Class A	481	8,773
New York Community Bancorp, Inc.	10,860	206,883
NewAlliance Bancshares, Inc. †	4,600	67,528
Northern States Financial Corporation	772	16,984
Northern Trust Corporation	7,513	497,887
Northwest Bancorp, Inc. †	2,048	58,286
Ocwen Financial Corporation *†	3,358	31,666
Old National Bancorp †	3,552	58,857
PNC Financial Services Group, Inc.	13,929	948,565
Pacific Capital Bancorp †	1,724	45,341
Pacific Premier Bancorp, Inc. *	976	10,316
Park National Corporation †	728	63,482
Parkvale Financial Corporation	616	17,864
Peoples Bancorp, Inc.	814	21,311
Peoples Financial Corporation	883	17,660
Peoples United Financial, Inc.	5,268	91,031
PFF Bancorp, Inc.	1,096	16,813
Popular, Inc. (Puerto Rico) †	10,296	126,435
PrivateBancorp, Inc. †	1,200	41,808
Prosperity Bancshares, Inc. †	2,300	$76,268
Provident Bankshares Corporation	1,369	42,891
Provident Financial Services, Inc.	943	15,437
Provident New York Bancorp	3,670	48,114
Regions Financial Corporation †	28,179	830,717
Republic Bancorp, Inc. Class A	1,603	25,392
Riverview Bancorp, Inc.	2,600	38,610
Royal Bancshares of Pennsylvania Class A	882	19,333
S&T Bancorp, Inc.	1,868	59,944
Sandy Spring Bancorp, Inc.	344	10,361
Santander Bancorp (Puerto Rico)	1,280	16,435
Shore Bancshares, Inc. †	826	19,940
Signature Bank of New York *	1,900	66,937
Simmons First National Corporation Class A	911	23,996
SLM Corporation	16,037	796,558
South Financial Group, Inc. (The) †	2,799	63,649
SouthFirst Bancshares, Inc.	400	3,900
Sovereign Bancorp, Inc.	12,496	212,932
State Street Corporation	16,141	1,100,171
Sterling Bancorp, NY	1,476	20,664
Sterling Bancshares, Inc.	2,422	27,635
Sterling Financial Corporation (Pennsylvania)	1,557	26,703
Sterling Financial Corporation (Washington) †	2,577	69,347
Student Loan Corporation	207	37,326
Suffolk Bancorp	1,100	35,266
SunTrust Banks, Inc.	14,045	1,062,785
Susquehanna Bancshares, Inc. †	2,932	58,933
SVB Financial Group *†	1,437	68,056
Synovus Financial Corporation	10,920	306,306
TCF Financial Corporation	6,104	159,803
Tompkins Financial Corp.	665	26,400
Trustco Bank Corporation †	3,435	37,545
Trustmark Corporation	2,435	68,277
U.S. Bancorp	69,469	2,259,827
UCBH Holdings, Inc.	3,652	63,837
UMB Financial Corporation	1,990	85,291
Umpqua Holdings Corporation	1,151	23,032
UnionBanCal Corporation †	2,177	127,159
United Bankshares, Inc.	2,134	64,959
United Community Banks, Inc. †	2,188	53,650
United Western Bancorp, Inc.	973	20,569
Valley National Bancorp †	5,409	119,972
W Holding Company, Inc. (Puerto Rico) †	8,055	18,043
Wachovia Corporation	75,311	3,776,847
Washington Federal, Inc.	3,379	88,733
Washington Mutual, Inc.	37,457	1,322,607
Washington Trust Bancorp, Inc.	500	13,485
Webster Financial Corporation	2,393	100,793
Wells Fargo & Company	123,315	4,392,480
Wesbanco, Inc. †	1,699	42,441
Westamerica Bancorporation †	1,628	81,091
Western Alliance Bancorp *†	1,400	32,998
Westfield Financial, Inc.	4,068	39,500
Whitney Holding Corporation	2,371	62,547
Willow Financial Bancorp, Inc.	533	6,625
Wilmington Trust Corporation	3,204	124,636
Wintrust Financial Corporation	1,017	43,416
World Acceptance Corporation *†	639	21,138
Zions Bancorporation	4,153	285,187
		64,775,548

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Beverages, Food & Tobacco—4.4%
Alliance One International, Inc. *†	2,000	$13,080
Altria Group, Inc.	83,236	5,787,399
American Italian Pasta Company Class A *†	721	5,937
Anheuser-Busch Companies, Inc.	28,258	1,412,617
Archer-Daniels-Midland Company	23,265	769,606
Bridgford Foods Corporation *	559	3,896
Brown-Forman Corporation Class B	2,437	182,556
Bunge Ltd.	4,700	505,015
Campbell Soup Company	11,026	407,962
Central European Distribution Corporation *	652	31,237
Chiquita Brands International, Inc. *†	2,150	34,034
Coca-Cola Bottling Company Consolidated	437	26,351
Coca-Cola Company (The)	84,149	4,836,043
Coca-Cola Enterprises, Inc.	10,775	260,970
ConAgra Foods, Inc.	21,479	561,246
Constellation Brands, Inc. Class A *	8,096	196,004
Corn Products International, Inc.	3,164	145,133
Dean Foods Company	6,281	160,668
Del Monte Foods Company	8,204	86,142
Farmer Brothers Company	930	23,138
Flowers Foods, Inc.	4,140	90,252
Fresh Del Monte Produce, Inc. (Cayman Islands)	567	16,301
General Mills, Inc.	14,393	834,938
Green Mountain Coffee Roasters, Inc. *	1,500	49,785
Hain Celestial Group, Inc. *	1,426	45,817
Hansen Natural Corporation *	2,680	151,902
Hershey Company (The) †	6,420	297,952
HJ Heinz Company	12,672	585,446
Hormel Foods Corporation	3,195	114,317
Inventure Group, Inc. (The) *	5,272	11,546
JM Smucker Company (The)	2,614	139,640
Kellogg Company	10,337	578,872
Kraft Foods, Inc. Class A	67,179	2,318,347
Lancaster Colony Corporation	1,389	53,018
Lance, Inc.	1,370	31,537
Loews Corporation— Carolina Group	4,268	350,958
M&F Worldwide Corporation *	780	39,148
McCormick & Company, Inc.	5,759	207,151
Molson Coors Brewing Company Class B	2,911	290,139
Peet’s Coffee & Tea, Inc. *	637	17,779
Pepsi Bottling Group, Inc.	5,177	192,429
PepsiAmericas, Inc.	3,031	98,326
Pepsico, Inc.	65,448	4,794,720
Performance Food Group Company *	1,907	57,458
Ralcorp Holdings, Inc. *	1,228	68,547
Reynolds American, Inc. †	6,595	419,376
Sanderson Farms, Inc. †	864	36,003
Sara Lee Corporation	29,377	490,302
Smithfield Foods, Inc. *	4,682	147,483
Supervalu, Inc.	8,154	318,088
Sysco Corporation	24,091	857,399
Tootsie Roll Industries, Inc.	572	15,175
Topps Company, Inc. (The)	2,255	21,851
TreeHouse Foods, Inc. *	1,256	33,975
Tyson Foods, Inc. Class A	10,231	$182,623
UST, Inc. †	6,881	341,298
United Natural Foods, Inc. *	1,912	52,045
Universal Corporation †	1,078	52,768
Vector Group Ltd. †	2,390	53,555
WM Wrigley Jr. Company	7,657	491,809
		30,399,109
Building Materials—0.8%
Amcol International Corporation	1,186	39,245
Anixter International, Inc. *†	1,723	142,061
Beacon Roofing Supply, Inc. *†	2,570	26,265
Building Material Holding Corporation †	1,800	19,044
Cabot Microelectronics Corporation *†	1,049	44,845
Carbo Ceramics, Inc. †	1,137	57,680
Carlisle Companies, Inc.	2,452	119,167
Eagle Materials, Inc. †	2,083	74,446
Florida Rock Industries, Inc.	2,697	168,536
Home Depot, Inc.	68,252	2,214,095
Interline Brands, Inc. *	982	22,576
Jewett-Cameron Trading Ltd. (Canada) *	1,575	14,159
Lowe’s Companies, Inc.	60,510	1,695,490
Martin Marietta Materials, Inc. †	1,737	231,976
Numerex Corporation Class A *	1,800	15,300
Owens Corning, Inc. *†	1,100	27,555
Rock of Ages Corporation *	1,387	8,447
US Home Systems, Inc. *	1,291	9,231
USG Corporation *†	3,348	125,717
Vulcan Materials Company †	3,294	293,660
Wesco International, Inc. *†	1,550	66,557
		5,416,052
Chemicals—1.8%
A. Schulman, Inc.	1,444	28,490
AEP Industries, Inc. *	372	15,750
Air Products & Chemicals, Inc.	8,040	785,990
Airgas, Inc.	3,075	158,762
Albemarle Corporation	3,712	164,070
Arch Chemicals, Inc.	1,211	56,772
Avery Dennison Corporation	4,185	238,629
Cabot Corporation	2,693	95,682
Celanese Corporation Class A	5,993	233,607
CF Industries Holdings, Inc.	3,400	258,094
Chemtura Corporation	8,873	78,881
Church & Dwight, Inc. †	2,569	120,846
Compass Minerals International, Inc.	2,200	74,888
Cooper Tire & Rubber Company	3,066	74,810
Cytec Industries, Inc.	1,644	112,433
Dow Chemical Company (The)	38,798	1,670,642
Eastman Chemical Company	3,211	214,270
EI Du Pont de Nemours & Company	35,860	1,777,222
Empire Financial Holding Company *	1,550	1,844
FMC Corporation	3,336	173,539
Georgia Gulf Corporation †	1,268	17,625
HB Fuller Company	2,570	76,278
Hercules, Inc.	4,606	96,818
Huntsman Corporation	2,600	68,874
International Flavors & Fragrances, Inc.	3,885	205,361
Koppers Holdings, Inc.	2,000	77,220
Landec Corporation *	986	15,244
LSB Industries, Inc. *†	1,411	33,370

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Lubrizol Corporation		1,819	$118,344
Lyondell Chemical Company		7,868	364,682
Minerals Technologies, Inc.	†	868	58,156
Monsanto Company		21,546	1,847,354
Mosaic Company (The)	*	4,509	241,322
Myers Industries, Inc.		1,716	34,011
Nalco Holding Co.		3,074	91,144
NewMarket Corporation		1,200	59,256
NL Industries, Inc.		2,111	23,918
NuCo2, Inc.	*	1,261	32,458
Olin Corporation		2,796	62,574
OM Group, Inc.	*	1,147	60,573
Omnova Solutions, Inc.	*	6,478	37,443
PPG Industries, Inc.		7,052	532,779
Penford Corporation		785	29,594
Pharmos Corporation	*	1,375	1,224
PolyOne Corporation	*	2,862	21,379
Praxair, Inc.		12,623	1,057,302
Scotts Miracle-Gro Company (The) Class A		1,662	71,050
Sealed Air Corporation		7,054	180,300
Sensient Technologies Corporation		2,027	58,519
Spartech Corporation		1,451	24,754
SurModics, Inc.	*†	675	33,082
Trex Company, Inc.	*†	731	8,129
Tronox, Inc. Class B		829	7,486
Tupperware Corporation		2,427	76,426
UAP Holding Corporation		2,800	87,808
Unifi, Inc.	*	2,629	7,230
USEC, Inc.	*†	2,637	27,029
Valhi, Inc.		511	12,136
W.R. Grace & Company	*†	4,200	112,812
Wellman, Inc.		1,509	3,622
West Pharmaceutical Services, Inc.		1,704	70,989
			12,380,896
Coal—0.2%
Alpha Natural Resources, Inc.	*	1,280	29,734
Arch Coal, Inc.		4,116	138,874
Consol Energy, Inc.		7,462	347,729
Evergreen Energy, Inc.	*†	4,989	25,444
International Coal Group, Inc.	*†	4,900	21,756
James River Coal Company	*†	1,500	9,300
Massey Energy Company		3,053	66,616
Natural Resource Partners, LP		2,000	62,360
Peabody Energy Corporation		10,424	498,997
Penn Virginia Resource Partners, LP		1,600	43,840
			1,244,650
Commercial Services—1.7%
Aaron Rents, Inc.		1,939	43,240
ABM Industries, Inc.		2,291	45,774
Accenture Ltd. Class A (Bermuda)		21,831	878,698
ACCO Brands Corporation	*†	1,319	29,598
Administaff, Inc.		1,143	41,491
Advisory Board Company (The)	*	950	55,546
Akamai Technologies, Inc.	*	5,664	162,727
Allied Waste Industries, Inc.	*	7,625	97,219
Amerco, Inc.	*	805	51,085
American Railcar Industries, Inc.		1,200	26,424
AMN Healthcare Services, Inc.	*	1,507	28,226
Angelica Corporation		510	10,052
APAC Customer Services, Inc.	*	1,972	4,969
Avis Budget Group, Inc.	*	4,424	101,265
Barrett Business Services, Inc.		2,203	$52,497
BearingPoint, Inc.	*	8,105	32,825
Bowne & Company, Inc.		1,575	26,239
Brink’s Company (The)		2,360	131,877
CDI Corporation		1,131	31,532
Cenveo, Inc.	*†	2,792	60,391
Chemed Corporation		1,162	72,230
Cintas Corporation		5,365	199,041
Clean Harbors, Inc.	*†	1,207	53,736
Coinstar, Inc.	*	1,075	34,583
Comfort Systems USA, Inc.		2,179	30,942
Consolidated Graphics, Inc.	*	776	48,725
Convergys Corporation	*	5,933	102,997
Corporate Executive Board Company	†	1,507	111,880
Courier Corporation		424	14,929
CRA International, Inc.	*	986	47,515
Daktronics, Inc.	†	927	25,233
Diamond Management & Technology Consultants, Inc.		1,431	13,165
Dollar Thrifty Automotive Group, Inc.	*†	1,057	36,667
Dun & Bradstreet Company		2,641	260,429
Edgewater Technology, Inc.	*	1,533	13,352
Emcor Group, Inc.	*	2,908	91,195
Ennis Business Forms, Inc.		695	15,318
EPIQ Systems, Inc.	*†	1,087	20,457
Equifax, Inc.		5,325	202,989
eResearch Technology, Inc.	*†	2,056	23,418
First Consulting Group, Inc.	*	1,097	11,299
Fluor Corporation		3,405	490,252
Forrester Research, Inc.	*	963	22,698
FTI Consulting, Inc.	*†	1,735	87,288
Furmanite Corporation	*	1,100	10,010
G&K Services, Inc. Class A		1,008	40,522
Gevity HR, Inc.		964	9,881
H&E Equipment Services, Inc.	*	1,600	28,768
H&R Block, Inc.	†	11,402	241,494
Harris Interactive, Inc.	*	2,730	11,766
Healthcare Services Group, Inc.		3,735	75,708
Heidrick & Struggles International, Inc.	*	865	31,529
Hewitt Associates, Inc. Class A	*	2,317	81,211
Huron Consulting Group, Inc.	*†	988	71,749
I-many, Inc.	*	951	2,739
Inergy, LP		1,700	53,754
inVentiv Health, Inc.	*	2,100	92,022
Iron Mountain, Inc.	*	7,146	217,810
Jackson Hewitt Tax Service, Inc.		1,779	49,741
Jacobs Engineering Group, Inc.	*	3,838	290,076
KBR, Inc.	*	6,464	250,609
Kelly Services, Inc. Class A		1,173	23,237
Kforce.com, Inc.	*	297	3,819
Korn Ferry International	*	1,624	26,812
Kratos Defense & Security Solutions, Inc.	*	2,398	6,571
Labor Ready, Inc.	*	2,485	45,997
Landauer, Inc.		598	30,474
Lazare Kaplan International	*	1,139	8,440
Lionbridge Technologies, Inc.	*	1,165	4,648
Magellan Health Services, Inc.	*	1,400	56,812
Management Network Group, Inc.	*	1,600	3,664
Manpower, Inc.		3,593	231,210
MasterCard, Inc. Class A	†	2,238	331,157
Maximus, Inc.		1,052	45,846
Medical Staffing Network Holdings, Inc.	*	1,686	8,632

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Metal Management, Inc.		1,800	$97,560
Midas, Inc.	*	1,277	24,097
MoneyGram International, Inc.		3,750	84,712
Moody’s Corporation		9,284	467,914
MPS Group, Inc.	*	3,706	41,322
MTC Technologies, Inc.	*	619	11,953
National Research Corporation		1,250	32,344
Navigant Consulting, Inc.	*†	2,313	29,283
Omnicell, Inc.	*	783	22,347
On Assignment, Inc.	*	1,243	11,610
Online Resources Corporation	*	700	8,848
Overland Storage, Inc.	*	481	827
Paychex, Inc.		13,545	555,345
PDI, Inc.	*	703	7,297
Pegasystems, Inc.		2,141	25,478
Perma-Fix Environmental Services	*	5,502	14,580
Pfsweb, Inc.	*	5,683	7,502
PHH Corporation	*	2,212	58,131
Portfolio Recovery Associates, Inc.	†	504	26,747
Possis Medical, Inc.	*	1,278	17,317
Pre-Paid Legal Services, Inc.	*†	779	43,203
Presstek, Inc.	*†	945	5,925
Quanta Services, Inc.	*†	8,861	234,373
RCM Technologies, Inc.	*	1,593	10,434
Regis Corporation		1,818	58,012
Rent-A-Center, Inc.	*	3,377	61,225
Republic Services, Inc.		8,443	276,171
Resources Connection, Inc.		2,060	47,689
Rewards Network, Inc.	*	1,127	5,466
Robert Half International, Inc.		7,107	212,215
Rollins, Inc.		661	17,642
RR Donnelley & Sons Company		8,887	324,909
Ryder System, Inc.	†	2,660	130,340
Sally Beauty Company, Inc.	*	3,659	30,919
Service Corporation International		11,775	151,897
Shaw Group, Inc. (The)	*	2,182	126,774
Sotheby’s Holdings, Inc. Class A		2,623	125,353
Spherion Corporation	*	2,689	22,211
Standard Register Company (The)		1,650	20,971
StarTek, Inc.		994	10,069
Steiner Leisure Ltd. (Bahama Islands)	*	1,503	65,230
Stericycle, Inc.	*	3,138	179,368
SupportSoft, Inc.	*	1,562	9,122
Tejon Ranch Company	*†	762	31,547
TeleTech Holdings, Inc.	*†	2,738	65,466
Tetra Tech, Inc.	*	2,114	44,648
Travelcenters of America LLC	*	292	9,519
TRC Companies, Inc.	*	327	3,453
United Rentals, Inc.	*	3,294	105,968
URS Corporation	*	1,582	89,304
Valassis Communications, Inc.	*	2,236	19,945
Varsity Group, Inc.	*	2,747	2,967
Viad Corporation		937	33,732
Volt Information Sciences, Inc.	*	1,249	22,032
WABCO Holdings, Inc.	†	2,354	110,049
Washington Group International, Inc.	*	1,180	103,616
Waste Connections, Inc.	*	2,362	75,017
Waste Industries USA, Inc.		1,296	37,092
Waste Management, Inc.		20,986	792,012
Watson Wyatt Worldwide Inc.		1,600	71,904
Weight Watchers International, Inc.		1,826	105,105
Westaff, Inc.	*	942	$3,909
Wind River Systems, Inc.	*	3,206	37,735
World Fuel Services Corporation		960	39,178
Wright Express Corporation	*	1,750	63,857
			11,911,508
Communications—1.3%
ADC Telecommunications, Inc.	*	4,773	93,599
AltiGen Communications, Inc.	*	4,109	6,451
American Tower Corporation Class A	*	15,861	690,588
Anadigics, Inc.	*†	957	17,303
Andrew Corporation	*	6,376	88,308
Applied Signal Technology, Inc.		1,237	16,724
Arris Group, Inc.	*	2,896	35,766
Avaya, Inc.	*	17,294	293,306
Avici Systems, Inc.		711	7,579
Blonder Tongue Laboratories	*	2,285	2,925
CalAmp Corporation	*	550	1,897
Carrier Access Corporation	*	1,178	4,476
C-COR.net Corporation	*	1,547	17,775
Centillium Communications, Inc.	*	1,588	2,668
Checkpoint Systems, Inc.	*	1,441	38,028
Ciena Corporation	*†	2,809	106,967
Comtech Telecommunications	*	1,350	72,211
Crown Castle International Corporation	*	8,983	364,979
Cubic Corporation		1,692	71,352
Ditech Networks, Inc.	*	1,360	7,167
EndWave Corporation	*	911	9,666
Entertainment Distribution Company, Inc.	*	2,143	2,743
Foundry Networks, Inc.	*	5,421	96,331
Harmonic, Inc.	*	2,820	29,920
Harris Corporation		6,090	351,941
Hungarian Telephone & Cable Corporation	*†	712	13,998
ID Systems, Inc.	*	2,016	24,676
Integrated Telecom Express, Inc.	‡d	1,103	—
InterDigital, Inc.	*†	2,803	58,246
InterVoice, Inc.	*	1,395	13,099
Intraware, Inc.	*	783	4,573
L-3 Communications Holdings, Inc.	†	5,024	513,151
Mindspeed Technologies, Inc.	*	4,009	6,655
Motorola, Inc.		95,635	1,772,117
Network Appliance, Inc.	*	14,316	385,244
NMS Communications Corporation	*	1,250	1,537
On2 Technologies, Inc.	*†	4,620	5,359
Openwave Systems, Inc.		2,570	11,257
Plantronics, Inc.		1,826	52,132
Polycom, Inc.	*	4,177	112,194
Powerwave Technologies, Inc.	*†	2,434	14,993
Premiere Global Services, Inc.	*	2,174	27,501
Qualcomm, Inc.		64,472	2,724,587
SBA Communications Corporation	*	1,350	47,628
SeaChange International, Inc.	*	958	6,629
Sirius Satellite Radio, Inc.	*†	47,469	165,667
Sonus Networks, Inc.	*†	10,700	65,270
Standard Microsystems Corporation	*	806	30,967
Syntax-Brillian Corporation	*†	180	733
Tekelec	*	2,569	31,085
TeleCorp PCS, Inc.	‡d	5,507	—

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Tellabs, Inc.	*	19,143	$182,241
Tollgrade Communications, Inc.	*	601	6,082
Universal Security Instruments, Inc.	*	1,866	32,655
Utstarcom, Inc.	*†	4,555	16,671
Verso Technologies, Inc.	*	—	—
Viasat, Inc.	*	1,190	36,688
Westell Technologies, Inc. Class A	*	1,821	4,298
XM Satellite Radio Holdings, Inc. Class A	*†	8,921	126,411
Zhone Technologies, Inc.	*	3,915	4,659
Zix Corporation	*	1,015	1,949
Zoom Telephonics, Inc.	*	2,711	2,115
			8,933,737
Computer Software & Processing—5.6%
3D Systems Corporation	*†	1,158	27,352
ACI Worldwide, Inc.	*	1,298	29,010
Activision, Inc.	*	9,514	205,407
Actuate Corporation	*	2,084	13,442
Acxiom Corporation		3,451	68,295
Adobe Systems, Inc.	*	22,505	982,568
Advent Software, Inc.	*	1,451	68,153
Affiliated Computer Services, Inc. Class A	*	4,289	215,479
Alliance Data Systems Corporation	*	1,955	151,395
American Software, Inc. Class A		1,950	17,940
AMICAS, Inc.	*	1,846	5,427
answerthink, Inc.	*	1,140	3,751
Ansys, Inc.	*	2,396	81,871
Applix, Inc.	*	6,240	110,947
Arbitron, Inc.		1,298	58,851
Ariba, Inc.	*	2,075	22,368
Art Technology Group, Inc.	*	8,333	25,166
Aspen Technology, Inc.	*	1,529	21,895
Audible, Inc.	*†	1,213	15,769
Authorize.Net Holdings, Inc.	*	1,288	22,707
Autobytel, Inc.	*	1,384	4,512
Autodesk, Inc.	*	9,258	462,622
Automatic Data Processing, Inc.		22,994	1,056,114
Avocent Corporation	*	2,007	58,444
BEA Systems, Inc.	*	16,581	229,978
BMC Software, Inc.	*	9,391	293,281
Bankrate, Inc.	*†	1,083	49,948
Blackbaud, Inc.		2,650	66,886
Blackboard, Inc.	*†	1,400	64,176
Blue Coat Systems, Inc.	*	536	42,215
Borland Software Corporation	*†	2,936	12,772
Brady Corporation Class A		2,402	86,184
CA, Inc.		17,506	450,254
CMGI, Inc.	*	10,077	13,705
CNET Networks, Inc.	*†	5,501	40,982
CSG Systems International, Inc.	*	2,153	45,751
CACI International, Inc. Class A	*	1,198	61,206
Cadence Design Systems, Inc.	*	10,745	238,432
Callidus Software, Inc.	*	172	1,479
Captaris, Inc.	*	1,164	6,158
Ceridian Corporation	*	6,177	214,589
Cerner Corporation	*†	3,044	182,062
Checkfree Corporation	*	3,356	156,188
Choicepoint, Inc.	*	3,112	118,007
Chordiant Software, Inc.	*	1,859	25,766
Ciber, Inc.	*	2,444	$19,088
Citrix Systems, Inc.	*	6,809	274,539
Clinical Data, Inc.	*	1,332	53,933
Cogent Communications Group, Inc.	*†	2,886	67,359
Cognex Corporation		2,023	35,928
Cognizant Technology Solutions Corporation	*	5,276	420,867
Computer Sciences Corporation	*	6,597	368,772
Compuware Corporation	*	15,945	127,879
Concur Technologies, Inc.	*†	2,083	65,656
CoStar Group, Inc.	*†	770	41,156
Cybersource Corporation	*†	1,281	14,975
DST Systems, Inc.	*†	2,794	239,753
DealerTrack Holdings, Inc.	*	1,800	75,384
Deluxe Corporation		2,098	77,290
Digital River, Inc.	*†	1,627	72,808
Earthlink, Inc.	*	5,814	46,047
ebix.com, Inc.	*	1,754	87,086
Echelon Corporation	*†	1,769	44,243
Eclipsys Corporation	*†	1,846	43,049
Electro Rent Corporation		950	13,309
Electronic Arts, Inc.	*	12,060	675,239
Electronic Data Systems Corporation		22,135	483,428
Electronics for Imaging	*	2,638	70,857
Entrust Technologies, Inc.	*	2,200	4,686
Epicor Software Corporation	*	1,693	23,313
ePresence, Inc.	‡d	1,173	—
eSpeed, Inc. Class A	*	1,470	12,539
Evolving Systems, Inc.	*	1,054	1,792
F5 Networks, Inc.	*	2,664	99,074
Factset Research Systems, Inc.		1,490	102,140
Fair Isaac Corporation	†	3,039	109,738
FalconStor Software, Inc.	*	1,373	16,545
Fidelity National Information Services, Inc.		11,188	496,412
Fiserv, Inc.	*	7,444	378,602
Gartner Group, Inc. Class A	*	1,179	28,838
Gerber Scientific, Inc.	*	1,608	17,447
Google, Inc. Class A	*	8,801	4,992,543
HLTH Corporation	*†	12,459	176,544
Hypercom Corporation	*	1,992	9,004
IMS Health, Inc.		7,150	219,076
iGate Capital Corporation	*	1,397	11,972
Informatica Corporation	*	3,171	49,785
Infospace, Inc.		1,323	23,232
InfoUSA, Inc.		1,708	15,867
Integral Systems, Inc.		505	10,852
Interactive Data Corporation		1,521	42,892
Interactive Intelligence, Inc.	*	950	18,050
Internap Network Services Corporation	*†	1,297	18,378
Interwoven, Inc.	*	1,908	27,151
Intuit, Inc.	*	13,074	396,142
JDA Software Group, Inc.	*	1,256	25,949
Jack Henry & Associates, Inc.		3,591	92,863
Juniper Networks, Inc.	*	21,310	780,159
Kenexa Corporation	*	1,681	51,741
Keynote Systems, Inc.	*	1,400	19,222
Knot, Inc. (The)	*†	2,304	48,983
Lawson Software, Inc.	*†	8,700	87,087
LivePerson, Inc.	*	3,333	20,531
Looksmart	*	500	1,415
Magma Design Automation, Inc.	*	1,429	20,106
Manhattan Associates, Inc.	*	1,346	36,894

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Mantech International Corporation Class A	*	1,217	$43,788
McAfee, Inc.	*	6,724	234,466
Mediware Information Systems	*	1,088	7,126
Mentor Graphics Corporation	*	2,745	41,449
Microsoft Corporation		335,352	9,879,470
MicroStrategy, Inc. Class A	*	513	40,701
MIVA, Inc.	*	990	4,673
Move, Inc.	*	7,362	20,319
NCR Corporation	*	7,848	390,830
Napster, Inc.	*	1,145	3,744
National Instruments Corporation		3,414	117,203
Navisite, Inc.	*	3,725	32,743
NAVTEQ Corporation	*	3,700	288,489
Neoware, Inc.	*	900	14,598
NetFlix, Inc.	*†	679	14,069
Netscout Systems, Inc.	*	1,250	13,625
NIC, Inc.		2,450	17,003
Novell, Inc.	*	15,492	118,359
NVE Corporation	*†	348	10,830
Oracle Corporation	*	157,223	3,403,878
Packeteer, Inc.	*	1,900	14,440
Parametric Technology Corporation	*	4,423	77,049
PDF Solutions, Inc.	*	974	9,623
Perot Systems Corporation Class A	*	4,359	73,711
Phoenix Technologies Ltd.	*	907	9,714
Plato Learning, Inc.	*	1,825	6,898
Progress Software Corporation	*†	1,322	40,057
QAD, Inc.		1,363	11,804
Quality Systems, Inc.	†	768	28,132
Quest Software, Inc.	*†	3,847	66,015
Radiant Systems, Inc.	*	1,019	16,131
Radisys Corporation	*	961	11,964
RealNetworks, Inc.	*	5,844	39,622
Red Hat, Inc.	*†	7,251	144,077
Renaissance Learning, Inc.	†	1,353	16,358
S1 Corporation	*	2,636	23,856
Saba Software, Inc.	*	1,576	7,691
Salesforce.com, Inc.	*†	2,200	112,904
Sapient Corporation	*	4,150	27,846
Scientific Learning Corporation	*	3,145	18,870
Secure Computing Corporation	*	1,554	15,120
Sonic Foundry, Inc.	*	1,200	2,580
SonicWall, Inc.	*	2,442	21,319
SPSS, Inc.	*	690	28,387
SRA International, Inc. Class A	*	1,664	46,725
Stratasys, Inc.	*†	1,782	49,112
SumTotal Systems, Inc.	*	317	1,858
Sun Microsystems, Inc.	*†	135,549	760,430
Sybase, Inc.	*	3,825	88,472
Sykes Enterprises, Inc.	*	1,423	23,636
Symantec Corporation	*	38,372	743,649
SYNNEX Corporation	*	104	2,138
Synopsys, Inc.	*	6,501	176,047
Synplicity, Inc.	*	1,050	6,552
Syntel, Inc.	†	1,554	64,615
Take-Two Interactive Software, Inc.	*†	2,643	45,142
THQ, Inc.	*†	2,914	72,792
3Com Corporation	*	14,501	71,635
TIBCO Software, Inc.	*	8,337	61,610
Total System Services, Inc.		1,651	45,865
Tradestation Group, Inc.	*	1,690	19,722
Trizetto Group, Inc.	*	1,550	27,140
Tumbleweed Communications Corporation	*	1,102	$2,369
Ultimate Software Group, Inc.	*	1,242	43,346
Unisys Corporation	*	13,714	90,787
United Online, Inc.	†	2,509	37,660
Vasco Data Security International, Inc.	*†	3,804	134,319
Verint Systems, Inc.	*	1,152	29,952
VeriSign, Inc.	*	10,106	340,976
Versant Corporation	*	330	6,339
Vignette Corporation	*	737	14,792
VMware, Inc. Class A	*	1,500	127,500
Wave Systems Corporation Class A	*†	1,004	1,847
Websense, Inc.	*	1,958	38,631
XETA Technologies, Inc.	*	1,946	6,305
Yahoo!, Inc.	*	50,447	1,353,997
			38,093,204
Computers & Information—4.1%
3M Company		27,011	2,527,689
Access Plans USA, Inc.	*	3,538	5,236
Apple Computer, Inc.	*	34,079	5,232,490
Authentidate Holding Corporation	*	1,023	1,187
Black Box Corporation		865	36,987
Brocade Communications Systems, Inc.	*	14,008	119,908
CDW Corporation	*	2,743	239,190
Ciprico, Inc.	*	1,658	12,435
Cirrus Logic, Inc.	*	2,946	18,854
Concurrent Computer Corporation	*	1,901	2,471
Cray, Inc.	*	714	5,141
Dataram Corporation		1,175	3,960
Datawatch Corporation	*	3,500	15,890
Dell, Inc.	*	78,317	2,161,549
Diebold, Inc.		3,079	139,848
Digi International, Inc.	*	1,976	28,138
Dot Hill Systems Corporation	*	1,396	4,230
EMC Corporation	*	89,450	1,860,560
Emulex Corporation	*	3,408	65,331
Extreme Networks, Inc.	*	4,491	17,245
Focus Enhancements, Inc.	*	5,319	4,840
Gateway, Inc.	*	13,470	25,324
Hewlett-Packard Company		106,558	5,305,523
Ikon Office Solutions, Inc.		5,770	74,144
InFocus Corporation	*	1,636	2,781
Ingram Micro, Inc. Class A	*	6,500	127,465
Insight Enterprises, Inc.	*†	2,054	53,014
International Business Machines Corporation		55,460	6,533,188
International Game Technology		13,866	597,625
Iomega Corporation	*	1,865	9,773
Iteris, Inc.	*	4,263	9,506
Jabil Circuit, Inc.		8,287	189,275
Lexmark International, Inc.	*	4,019	166,909
Micros Systems, Inc.	*	1,714	111,530
Netgear, Inc.	*	1,206	36,687
Network Engines, Inc.	*	1,329	2,392
Nuance Communications, Inc.	*†	4,541	87,687
Palm, Inc.	*†	4,574	74,419
Performance Technologies, Inc.	*	793	3,973
Pitney Bowes, Inc.		9,192	417,501
Planar Systems, Inc.	*	785	5,267
Quantum Corporation	*	6,681	22,715
Rackable Systems, Inc.	*†	1,843	23,904
Safeguard Scientifics, Inc.	*	4,073	9,327

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
SanDisk Corporation *	8,969	$494,192
ScanSource, Inc. *	1,126	31,652
Scientific Games Corporation Class A *	2,517	94,639
SCM Microsystems, Inc. *	1,494	4,437
Seagate Technology (Cayman Islands)	20,081	513,672
Solectron Corporation *	44,284	172,708
SourceForge, Inc. *	2,018	4,944
STEC, Inc. *	1,055	8,050
Tech Data Corporation *	2,057	82,527
TransAct Technologies, Inc. *	888	5,426
VeriFone Holdings, Inc. *†	2,645	117,253
Voyager Learning Company *	1,332	10,962
Wayside Technology Group, Inc.	1,787	24,160
Web.com, Inc. *	705	5,041
Western Digital Corporation *	8,154	206,459
Zebra Technologies Corporation Class A *	2,988	109,032
		28,278,262
Containers & Packaging—0.2%
Ball Corporation	4,676	251,335
Crown Holdings, Inc. *	6,844	155,769
Greif, Inc. Class A	852	51,699
Libbey, Inc.	749	13,122
Owens-IIlinois, Inc. *	6,064	251,353
Silgan Holdings, Inc.	454	24,402
Sonoco Products Company	3,353	101,194
Temple-Inland, Inc.	4,506	237,151
		1,086,025
Cosmetics & Personal Care—1.8%
Alberto-Culver Company	3,659	90,707
Avon Products, Inc.	17,888	671,337
Chattem, Inc. *†	872	61,493
Clorox Company	6,558	399,972
Colgate-Palmolive Company	20,694	1,475,896
Ecolab, Inc.	8,093	381,990
Elizabeth Arden, Inc. *	1,017	27,418
Estee Lauder Companies (The), Inc. Class A	5,057	214,720
Procter & Gamble Company	125,725	8,843,496
Quaker Chemical Corporation	483	11,360
Stepan Company	556	17,186
		12,195,575
Education—0.2%
Ambassadors International, Inc. †	523	12,829
Apollo Group, Inc. Class A *	5,517	331,848
Career Education Corporation *	4,167	116,634
Corinthian Colleges, Inc. *	3,624	57,658
DeVry, Inc.	2,980	110,290
ITT Educational Services, Inc. *	1,873	227,925
Learning Tree International, Inc. *	766	13,604
Princeton Review, Inc. *	818	6,519
Strayer Education, Inc. †	551	92,915
Universal Technical Institute, Inc. *	418	7,524
		977,746
Electric Utilities—3.1%
AES Corporation (The) *	25,835	517,733
Allegheny Energy, Inc. *	5,273	275,567
Allete, Inc. †	1,243	$55,637
Alliant Energy Corporation	4,491	172,095
Ameren Corporation †	8,429	442,522
American Electric Power Company, Inc.	16,393	755,389
Aquila, Inc. *	7,275	29,173
Avista Corporation	1,759	35,796
Black Hills Corporation	2,041	83,722
CMS Energy Corporation	6,681	112,374
Centerpoint Energy, Inc. †	12,705	203,661
Central Vermont Public Service Corporation	540	19,732
CH Energy Group, Inc.	694	33,173
Cleco Corporation	2,109	53,294
Consolidated Edison, Inc.	9,476	438,739
Constellation Energy Group, Inc.	7,642	655,607
DTE Energy Company †	6,985	338,353
Dominion Resources, Inc.	13,551	1,142,349
DPL, Inc.	5,037	132,272
Duke Energy Corporation	47,382	885,570
Dynegy, Inc. Class A *	15,654	144,643
Edison International	12,022	666,620
EL Paso Electric Company *	1,748	40,431
Empire District Electric Company (The)	1,197	27,040
Energy East Corporation	5,959	161,191
Entergy Corporation	8,044	871,085
Exelon Corporation	26,142	1,970,061
FPL Group, Inc.	14,666	892,866
FirstEnergy Corporation	12,802	810,879
Great Plains Energy, Inc.	2,828	81,475
Hawaiian Electric Industries, Inc.	3,066	66,563
Idacorp, Inc.	1,515	49,601
Integrys Energy Group, Inc. †	2,691	137,860
MGE Energy, Inc.	1,559	52,133
Mirant Corporation *	10,625	432,225
NiSource, Inc.	10,893	208,492
Northeast Utilities	5,201	148,593
NRG Energy, Inc. *†	8,000	338,320
NSTAR	4,374	152,259
OGE Energy Corporation	3,358	111,150
Otter Tail Corporation	1,095	39,037
PG&E Corporation	13,709	655,290
PPL Corporation	14,691	680,193
Pepco Holdings, Inc.	7,066	191,347
Pinnacle West Capital Corporation	3,789	149,703
Plug Power, Inc. *	2,704	8,382
PNM Resources, Inc.	2,169	50,494
Portland General Electric Company	1,100	30,580
Progress Energy, Inc.	10,169	476,418
Public Service Enterprise Group, Inc.	9,757	858,518
Puget Energy, Inc.	3,548	86,820
Reliant Energy, Inc. *	11,470	293,632
SCANA Corporation	4,791	185,603
Sempra Energy	8,687	504,888
Sierra Pacific Resources	3,864	60,781
Southern Company (The)	30,082	1,091,375
TXU Corporation	17,958	1,229,584
TECO Energy, Inc. †	7,797	128,105
UIL Holdings Corporation	1,496	47,124
Unisource Energy Corporation	1,571	46,957
Unitil Corporation	420	12,390
Westar Energy, Inc.	4,032	99,026
Wisconsin Energy Corporation	4,564	205,517
Xcel Energy, Inc.	16,552	356,530
		21,234,539

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Electrical Equipment—3.0%
Active Power, Inc.	*	1,093	$2,416
Acuity Brands, Inc.		1,873	94,549
Ametek, Inc.		4,234	182,993
AZZ, Inc.	*	2,062	72,088
Baldor Electric Company		1,338	53,453
C&D Technologies, Inc.	*†	1,159	5,772
Capstone Turbine Corporation	*	2,450	2,940
Cooper Industries Ltd. Class A (Bermuda)		7,946	405,961
Distributed Energy Systems Corporation	*	3,756	3,155
Electro Scientific Industries, Inc.	*	1,421	34,047
Emerson Electric Company		32,010	1,703,572
Energizer Holdings, Inc.	*	1,856	205,738
Energy Conversion Devices, Inc.	*†	781	17,744
Evans & Sutherland Computer Corporation	*	1,882	3,915
Franklin Electric Company, Inc.	†	902	37,081
FuelCell Energy, Inc.	*†	1,938	17,326
General Electric Company		406,059	16,810,843
Genlyte Group, Inc.	*	1,102	70,815
GrafTech International Ltd.	*	3,487	62,208
Greatbatch, Inc.	*†	942	25,048
Lincoln Electric Holdings, Inc.		1,877	145,674
Littelfuse, Inc.	*	909	32,442
LSI Industries, Inc.		1,083	22,223
Medis Technologies Ltd.	*†	704	9,152
Moog, Inc. Class A	*	1,446	63,537
Powell Industries, Inc.	*	1,045	39,595
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,809	3,090
Regal-Beloit Corporation		1,272	60,916
Servotronics, Inc.	*	705	11,632
Spectrum Brands, Inc.	*†	1,490	8,642
Tech/Ops Sevcon, Inc.		719	6,255
Teleflex, Inc.		1,322	103,010
Thomas & Betts Corporation	*	2,428	142,378
Trans-Lux Corporation	*	866	4,546
Ultralife Batteries, Inc.	*	416	5,325
Universal Display Corporation	*†	1,350	23,922
Universal Electronics, Inc.	*	639	20,767
Valence Technology, Inc.	*†	6,972	9,831
Vicor Corporation		1,380	16,726
			20,541,327
Electronics—4.6%
8X8, Inc.	*†	3,048	3,810
AVX Corporation	†	2,270	36,547
Actel Corporation	*	1,140	12,232
Adaptec, Inc.	*	3,850	14,707
Advanced Energy Industries, Inc.	*	1,428	21,563
Advanced Micro Devices, Inc.	*†	21,447	283,100
Agilysys, Inc.		1,335	22,561
Alliance Fiber Optic Products, Inc.	*	4,817	9,056
Altera Corporation		14,718	354,409
American Superconductor Corporation	*†	1,147	23,491
AMIS Holdings, Inc.	*	850	8,253
Amkor Technology, Inc.	*	7,211	83,071
Amphenol Corporation Class A		7,376	293,270
Analog Devices, Inc.		15,241	551,115
Anaren, Inc.	*	813	11,463
Applied Micro Circuits Corporation	*	12,746	$40,277
Arrow Electronics, Inc.	*	4,585	194,954
Atheros Communications, Inc.	*	2,700	80,919
Atmel Corporation	*	18,733	96,662
ATMI, Inc.	*	1,559	46,380
Avanex Corporation	*	5,030	8,249
Avnet, Inc.	*	5,129	204,442
AXT, Inc.	*	946	5,856
Barnes Group, Inc.		2,018	64,415
Bel Fuse, Inc. Class A		545	20,808
Belden Inc.		1,894	88,848
Benchmark Electronics, Inc.	*	2,520	60,152
Broadcom Corporation Class A	*	16,147	588,397
California Micro Devices Corporation	*	745	3,271
Caliper Life Sciences, Inc.	*	867	4,977
Catalyst Semiconductor, Inc.	*	2,415	16,736
Catapult Communications Corporation	*	750	5,730
Ceradyne, Inc.	*	1,867	141,407
Ceva, Inc.	*	692	6,221
Cisco Systems, Inc.	*	240,426	7,960,505
Concord Camera Corporation	*	572	1,750
Conexant Systems, Inc.	*	20,460	24,552
Cree, Inc.	*†	3,097	96,317
CTS Corporation		1,580	20,382
Cymer, Inc.	*	1,498	57,508
Cypress Semiconductor Corporation	*	4,876	142,428
DRS Technologies, Inc.	†	1,486	81,908
Diodes, Inc.	*†	2,400	77,040
Dolby Laboratories, Inc. Class A	*	1,370	47,703
DSP Group, Inc.	*	1,194	18,901
Eastman Kodak Company	†	11,893	318,257
EDO Corporation	†	1,198	67,100
Emcore Corporation	*†	1,219	11,702
EMS Technologies, Inc.	*	960	23,549
ESCO Technologies, Inc.	*	1,222	40,619
ESS Technology	*	1,759	2,357
Esterline Technologies Corporation	*	1,049	59,845
Exar Corporation	*	1,758	22,959
Fairchild Semiconductor International, Inc.	*	4,903	91,588
Finisar Corporation	*	6,855	19,194
First Solar, Inc.	*	700	82,418
FSI International, Inc.	*	1,479	3,446
Garmin Ltd. (Cayman Islands)	†	4,774	570,016
HEI, Inc.	*	1,050	714
HI/FN, Inc.	*	681	5,571
Hutchinson Technology, Inc.	*	1,149	28,265
Imation Corporation		1,564	38,365
Innovex, Inc.	*	1,922	2,383
Integrated Device Technology, Inc.	*	8,168	126,441
Integrated Silicon Solutions, Inc.	*	1,269	7,995
Intel Corporation		227,315	5,878,366
International Rectifier Corporation	*	2,631	86,797
Intersil Corporation Class A		5,757	192,457
IXYS Corporation	*	1,329	13,861
JDS Uniphase Corporation	*†	7,444	111,362
Kemet Corporation	*	3,407	25,041
KVH Industries, Inc.	*	375	3,210
LSI Corp.	*	30,700	227,794
Lattice Semiconductor Corporation	*†	4,395	19,734

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Lightpath Technologies, Inc. Class A	*†	1,526	$6,272
Linear Technology Corporation	†	12,363	432,581
MIPS Technologies, Inc. Class A	*	2,228	17,601
MRV Communications, Inc.	*	4,567	11,326
Magnetek, Inc.	*	1,406	6,749
Marvell Technology Group Ltd. (Bermuda)	*	18,500	302,845
Mattson Technology, Inc.	*	1,760	15,224
Maxim Integrated Products, Inc.		12,341	362,208
Maxwell Technologies, Inc.	*†	370	4,303
MEMC Electronics Materials, Inc.	*	6,625	389,947
Mercury Computer Systems, Inc.	*	963	9,900
Merix Corporation	*	674	3,815
Methode Electronics, Inc.		1,383	20,814
Micrel, Inc.		3,731	40,295
Microchip Technology, Inc.		8,640	313,805
Micron Technology, Inc.	*†	25,902	287,512
Microsemi Corporation	*†	2,474	68,975
Mobility Electronics, Inc.	*	674	2,366
Molex, Inc.	†	5,599	150,781
MoSys, Inc.	*	1,251	8,832
Nashua Corporation	*	1,541	17,105
National Semiconductor Corporation		14,384	390,094
Novellus Systems, Inc.	*†	6,320	172,283
Nu Horizons Electronics Corporation	*	1,207	11,382
Nvidia Corporation	*	20,184	731,468
Omnivision Technologies, Inc.	*†	2,354	53,506
ON Semiconductor Corporation	*	4,276	53,707
Oplink Communications, Inc.	*	758	10,354
Optelecom, Inc.	*	819	5,504
OSI Systems, Inc.	*	867	19,516
Park Electrochemical Corporation		1,086	36,468
Pericom Semiconductor Corporation	*	1,023	11,990
Photronics, Inc.	*	1,388	15,837
Plexus Corporation	*	1,884	51,622
PLX Technology, Inc.	*	1,050	11,340
Power Integrations, Inc.	*	1,952	57,994
Power-One, Inc.	*	3,459	17,641
QLogic Corporation	*	7,842	105,475
Quicklogic Corporation	*	1,050	3,423
RF Micro Devices, Inc.	*†	7,206	48,496
Rambus, Inc.	*	4,071	77,797
Raytheon Company		18,171	1,159,673
Research Frontiers, Inc.	*†	752	11,220
Rockwell Collins, Inc.		7,347	536,625
Rogers Corporation	*	803	33,076
Sanmina-SCI Corporation	*	21,464	45,504
Semtech Corporation	*	2,970	60,826
Sigmatel, Inc.	*	797	2,072
Sigmatron International, Inc.	*	282	3,384
Silicon Image, Inc.	*	2,948	15,182
Silicon Laboratories, Inc.	*†	2,124	88,698
Silicon Storage Technology, Inc.	*	3,793	12,213
Sirenza Microdevices, Inc.	*	525	9,077
Skyworks Solutions, Inc.	*	5,822	52,631
Sonic Solutions, Inc.	*	889	9,308
Spansion LLC Class A	*	1,900	16,055
Spectrum Control, Inc.	*	1,195	17,316
Spire Corporation	*	2,500	34,700
Sunpower Corp. Class A	*†	1,322	$109,488
Sycamore Networks, Inc.	*	9,917	40,362
Synaptics, Inc.	*	1,057	50,482
Technitrol, Inc.		1,866	50,289
Tegal Corporation	*	312	1,688
Teledyne Technologies, Inc.	*	1,228	65,563
Terabeam, Inc.	*	2,197	3,449
Tessera Technologies, Inc.	*	1,560	58,500
Texas Instruments, Inc.		59,784	2,187,497
Transwitch Corporation	*	2,483	3,476
Trident Microsystems, Inc.	*	3,018	47,956
Trimble Navigation Ltd.	*	4,318	169,309
Triquint Semiconductor, Inc.	*	4,918	24,147
TTM Technologies, Inc.	*	1,639	18,963
Tyco Electronics Ltd. (Bermuda)	*	19,745	699,565
Tyler Technologies, Inc.	*	1,886	25,178
Varian Semiconductor Equipment Associates, Inc.	*	3,367	180,202
Virage Logic Corporation	*	901	6,685
Vishay Intertechnology, Inc.	*	6,172	80,421
Xerox Corporation	*	36,218	628,020
Xilinx, Inc.		15,105	394,845
Zoran Corporation	*	1,650	33,330
			31,363,877
Entertainment & Leisure—1.5%
Avid Technology, Inc.	*†	1,448	39,212
Bally Technologies, Inc.	*	1,971	69,833
Blockbuster, Inc. Class A	*†	7,850	42,154
Callaway Golf Company		2,881	46,125
Cedar Fair, LP		2,300	54,855
Churchill Downs, Inc.		638	31,874
Discovery Holding Company Class A	*	10,903	314,552
Dover Downs Gaming & Entertainment, Inc.		1,710	17,767
Dover Motorsports, Inc.		1,645	10,643
DreamWorks Animation SKG, Inc. Class A	*	1,300	43,446
Gaylord Entertainment Company	*	1,772	94,306
Harrah’s Entertainment, Inc.		7,234	628,852
Hasbro, Inc.		7,242	201,907
Hollywood Media Corporation	*	1,494	5,274
Image Entertainment, Inc.	*	299	1,283
International Speedway Corporation Class A		1,190	54,573
Jakks Pacific, Inc.	*	925	24,707
Leapfrog Enterprises, Inc.	*†	1,261	10,403
Live Nation, Inc.	*	2,705	57,481
Macrovision Corporation	*	2,053	50,565
Mattel, Inc.		16,641	390,398
Multimedia Games, Inc.	*†	1,202	10,241
National CineMedia, Inc.		2,226	49,862
National Lampoon, Inc.	*	3,300	7,260
Nautilus Group, Inc.	†	1,359	10,831
New Frontier Media, Inc.		3,808	23,343
News Corporation, Inc. Class A		91,998	2,023,036
Penn National Gaming, Inc.	*	2,586	152,626
Pinnacle Entertainment, Inc.	*	1,629	44,358
Pool Corporation	†	2,434	60,801
RC2 Corporation	*	1,650	45,688
Regal Entertainment Group Class A	†	2,743	60,209
Shuffle Master, Inc.	*†	1,527	22,829
Six Flags, Inc.	*†	3,814	13,196
Speedway Motorsports, Inc.		149	5,513

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Steinway Musical Instruments, Inc.		683	$20,230
Time Warner, Inc.		155,920	2,862,691
Walt Disney Company		76,460	2,629,459
West Marine, Inc.	*	803	9,275
Westwood One, Inc.		4,247	11,679
WMS Industries, Inc.	*†	1,903	62,989
World Wrestling Entertainment, Inc.		1,030	15,532
			10,331,858
Environmental—0.4%
Aetrium, Inc.	*	614	3,070
Agilent Technologies, Inc.	*†	16,481	607,819
Analogic Corporation		593	37,810
Cohu, Inc.		859	16,106
Credence Systems Corporation	*	2,727	8,426
Danaher Corporation		9,574	791,866
Dionex Corporation	*	1,031	81,923
Flir Systems, Inc.	*†	2,804	155,314
Formfactor, Inc.	*	1,417	62,872
Frequency Electronics, Inc.		821	8,276
Itron, Inc.	*†	955	88,882
Ixia	*	2,330	20,318
LTX Corporation	*	2,405	8,586
MKS Instruments, Inc.	*†	2,455	46,694
Mine Safety Appliances Company		1,444	68,027
MTS Systems Corporation		1,342	55,827
OI Corporation		1,600	20,600
Orbit International Corporation	*	2,812	26,123
Photon Dynamics, Inc.	*	659	5,964
Roper Industries, Inc.	†	2,980	195,190
Rudolph Technologies, Inc.	*	1,247	17,246
Tektronix, Inc.		3,804	105,523
Teradyne, Inc.	*	7,938	109,544
Thermogenesis	*	4,316	9,625
Veeco Instruments, Inc.	*	1,294	25,078
White Electronic Designs Corporation	*	514	2,683
X-Rite, Inc.		1,890	27,292
			2,606,684
Financial Services—3.7%
4Kids Entertainment, Inc.	*	605	10,642
Accredited Home Lenders Holding Company	*	729	8,507
Affiliated Managers Group	*†	1,354	172,649
AG Edwards, Inc.		3,542	300,751
AllianceBernstein Holding, LP		1,100	96,877
Ameriprise Financial, Inc.		9,235	582,821
Ampal American Israel Corporation Class A	*†	1,391	7,817
Bear Stearns Companies, Inc. (The)	†	4,864	597,348
Berkshire Hathaway, Inc. Class A	*	41	4,858,910
BlackRock, Inc.	†	539	93,468
Blackstone Group, LP (The)	*†	3,953	99,141
Broadridge Financial Solutions, Inc.		5,748	108,925
Calamos Asset Management, Inc. Class A		1,800	50,814
Catskill Litigation Trust	*‡d	582	—
Centerline Holding Company	†	1,905	29,242
Charles Schwab Corporation (The)		40,347	$871,495
Cherokee, Inc.		994	38,130
CME Group, Inc.		1,924	1,130,061
Countrywide Financial Corporation	†	24,520	466,125
Diamond Hill Investment Group, Inc.	*	1,310	107,092
Doral Financial Corporation (Puerto Rico)	*†	221	4,853
E*Trade Financial Corporation	*	14,978	195,613
Eaton Vance Corporation		5,282	211,069
Federated Investors, Inc. Class B		4,508	178,968
Franklin Resources, Inc.		6,114	779,535
GAMCO Investors, Inc. Class A		558	30,578
Goldman Sachs Group, Inc.		14,402	3,121,489
IntercontinentalExchange, Inc.	*	2,676	406,484
Investment Technology Group, Inc.	*	2,078	89,312
Janus Capital Group, Inc.	†	9,990	282,517
Jefferies Group, Inc.		4,678	130,189
Kent Financial Services, Inc.	*	2,200	4,598
Knight Capital Group, Inc. Class A	*	4,630	55,375
LaBranche & Company, Inc.	*	2,588	12,112
Lazard Ltd. Class A (Bermuda)		1,519	64,406
Legg Mason, Inc.		5,250	442,523
Lehman Brothers Holdings, Inc.	†	21,084	1,301,515
Merrill Lynch & Company, Inc.		33,749	2,405,629
MF Global Ltd. (Bermuda)	*	2,928	84,912
Morgan Stanley		38,240	2,409,120
Nasdaq Stock Market Inc.	*†	3,400	128,112
Navidec Financial Services, Inc.	*	2,119	1,038
NexCen Brands, Inc.	*	1,368	9,193
Nuveen Investments, Inc. Class A		2,324	143,949
Nymex Holdings, Inc.		858	111,694
NYSE Euronext		6,870	543,898
Principal Financial Group		11,001	694,053
Raymond James Financial, Inc.	†	3,472	114,055
SEI Investments Company		5,918	161,443
Siebert Financial Corporation		1,469	5,347
Superior Bancorp		895	7,903
SWS Group, Inc.		1,323	23,404
T Rowe Price Group, Inc.		10,332	575,389
TD Ameritrade Holding Corporation	*	9,311	169,646
Value Line, Inc.		573	28,232
Waddell & Reed Financial, Inc. Class A	†	3,971	107,336
Western Union Company (The)		31,890	668,733
Westwood Holdings Group, Inc.		1,027	35,236
			25,370,273
Food Retailers—0.4%
Arden Group, Inc. Class A		260	36,278
Kroger Company (The)		26,279	749,477
Panera Bread Company Class A	*†	1,250	51,000
Pantry, Inc. (The)	*	1,200	30,756
Pathmark Stores, Inc.	*	950	12,113
Ruddick Corporation		1,967	65,973
Safeway, Inc.		17,256	571,346
Starbucks Corporation	*	29,904	783,485
Weis Markets, Inc.		382	16,308
Whole Foods Market, Inc.	†	5,036	246,563
Winn-Dixie Stores, Inc.	*†	3,309	61,944
			2,625,243

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Forest Products & Paper—0.6%
American Woodmark Corporation	†	800	$19,832
Bemis Company		4,410	128,375
Bowater, Inc.	†	2,289	34,152
Buckeye Technologies, Inc.	*	1,251	18,940
Caraustar Industries, Inc.	*	1,610	7,181
Champion Enterprises, Inc.	*†	2,559	28,098
Chesapeake Corporation		814	6,886
Deltic Timber Corporation		724	41,210
Domtar Corporation	*	16,660	136,612
Glatfelter		1,740	25,822
International Paper Company		19,016	682,104
Kimberly-Clark Corporation		17,952	1,261,308
Louisiana-Pacific Corporation		4,396	74,600
MeadWestvaco Corporation		6,398	188,933
Neenah Paper, Inc.		652	21,575
Packaging Corporation of America		4,339	126,135
Pactiv Corporation	*	6,523	186,949
Playtex Products, Inc.	*	2,449	44,768
Rock-Tenn Company Class A		1,450	41,905
School Specialty, Inc.	*†	854	29,574
Schweitzer-Mauduit International, Inc.		724	16,869
Skyline Corporation		720	21,658
Smurfit-Stone Container Corporation	*	10,013	116,952
United Stationers, Inc.	*	1,278	70,955
Universal Forest Products, Inc.		1,121	33,518
Wausau Paper Corporation		1,903	21,218
Weyerhaeuser Company		8,921	644,988
			4,031,117
Health Care Providers—0.6%
Alliance Imaging, Inc.	*	1,429	12,947
Amedisys, Inc.	*†	1,698	65,237
Amsurg Corporation	*	1,423	32,829
Apria Healthcare Group, Inc.	*	2,101	54,647
Brookdale Senior Living, Inc.	†	2,200	87,582
Community Health Systems, Inc.	*	4,282	134,626
Covance, Inc.	*	2,839	221,158
Coventry Health Care, Inc.	*	6,568	408,595
Cross Country Healthcare, Inc.	*	1,339	23,392
CryoLife, Inc.	*	937	8,855
DaVita, Inc.	*	4,290	271,042
Edwards Lifesciences Corporation	*	2,575	126,973
Enzo Biochem, Inc.	*†	1,353	15,357
Enzon Pharmaceuticals, Inc.	*†	1,765	15,550
Express Scripts, Inc.	*	8,956	499,924
Health Management Associates, Inc. Class A		9,953	69,074
Healthways, Inc.	*†	1,362	73,507
Hooper Holmes, Inc.	*	1,959	4,623
Immunomedics, Inc.	*	2,141	4,903
Interleukin Genetics, Inc.	*†	2,825	3,390
Kindred Healthcare, Inc.	*	1,800	32,238
Laboratory Corporation of America Holdings	*	4,851	379,494
LCA-Vision, Inc.	†	616	18,104
LifePoint Hospitals, Inc.	*	2,149	64,491
Lincare Holdings, Inc.	*	4,169	152,794
Manor Care, Inc.		3,698	238,151
Matria Healthcare, Inc.	*	870	22,759
National Healthcare Corporation		431	22,149
NovaMed, Inc.	*†	1,250	$5,438
Odyssey HealthCare, Inc.	*	1,593	15,309
Pediatrix Medical Group, Inc.	*	2,182	142,746
Psychemedics Corporation		302	5,240
Psychiatric Solutions, Inc.	*	2,662	104,563
RehabCare Group, Inc.	*	739	12,999
Sierra Health Services, Inc.	*	2,474	104,378
Sunrise Senior Living, Inc.	*†	1,950	68,972
Tenet Healthcare Corporation	*†	19,289	64,811
U.S. Physical Therapy, Inc.	*	1,300	19,240
Universal Health Services, Inc. Class B		2,373	129,139
VCA Antech, Inc.	*	3,442	143,704
VistaCare, Inc. Class A	*	1,341	8,770
			3,889,700
Heavy Construction—0.2%
Blount International, Inc.	*	1,532	17,404
Centex Corporation	†	4,760	126,473
Foster Wheeler Ltd. (Bermuda)	*	2,911	382,156
Granite Construction, Inc.		1,889	100,155
Hovnanian Enterprises, Inc.	*†	1,478	16,391
Lennar Corporation Class A	†	5,675	128,539
Levitt Corporation Class A		763	1,534
M/I Homes, Inc.	†	610	8,473
McDermott International, Inc.	*	8,276	447,566
McGrath Rentcorp		916	30,448
WCI Communities, Inc.	*	1,921	11,507
			1,270,646
Heavy Machinery—2.4%
Actuant Corporation Class A		1,011	65,685
Agco Corporation	*	3,068	155,762
American Standard Companies, Inc.		7,063	251,584
Ampco-Pittsburgh Corporation		613	24,140
Applied Industrial Technologies, Inc.		2,056	63,386
Applied Materials, Inc.		53,844	1,114,571
Astec Industries, Inc.	*	821	47,166
Asyst Technologies, Inc.	*	1,782	9,427
Axcelis Technologies, Inc.	*	4,095	20,925
Black & Decker Corporation		3,225	268,643
Briggs & Stratton Corporation	†	1,822	45,878
Brooks Automation, Inc.	*	3,103	44,187
Bucyrus International, Inc. Class A	†	1,430	104,290
Cameron International Corporation	*	3,466	319,877
Caterpillar, Inc.		25,568	2,005,298
Cummins, Inc.	†	3,510	448,894
Curtiss-Wright Corporation		2,112	100,320
Deere & Company		9,130	1,355,075
Donaldson Company, Inc.		3,810	159,106
Dover Corporation		7,805	397,665
Dresser-Rand Group, Inc.	*	2,924	124,884
Dril-Quip, Inc.	*	1,976	97,516
Dycom Industries, Inc.	*	2,076	63,588
Eaton Corporation		5,791	573,541
Electroglas, Inc.	*	1,990	4,577
EnPro Industries, Inc.	*	981	39,829
Entegris, Inc.	*†	5,738	49,806
Flow International Corporation	*†	2,200	19,404
Flowserve Corporation		2,375	180,928
FMC Technologies, Inc.	*†	5,390	310,787
Gardner Denver, Inc.	*	1,836	71,604
Graco, Inc.		2,883	112,754
Grant Prideco, Inc.	*	4,753	259,134

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Hurco Companies, Inc. *	300	$16,218
Idex Corporation	3,304	120,233
Ingersoll-Rand Company Class A (Bermuda)	13,496	735,127
Insituform Technologies, Inc. Class A *†	1,223	18,626
Intermec, Inc. *	2,374	62,009
Joy Global, Inc.	4,599	233,905
Kadant, Inc. *	721	20,188
Kaydon Corporation †	1,422	73,930
Kennametal, Inc.	1,598	134,200
Knight Transportation, Inc.	3,879	66,758
Kulicke and Soffa Industries, Inc. *	2,008	17,028
Lam Research Corporation *	5,335	284,142
Layne Christensen Company *	510	28,295
Lennox International, Inc.	2,437	82,371
Lindsay Corporation †	808	35,374
Lufkin Industries, Inc.	1,000	55,020
Manitowoc Company	5,044	223,348
Matrix Service Company *	468	9,805
Middleby Corporation *	936	60,409
Modine Manufacturing Company	1,208	32,157
NACCO Industries, Inc. Class A	309	31,975
NATCO Group, Inc. Class A *	900	46,575
National-Oilwell Varco, Inc. *	7,090	1,024,505
Nordson Corporation	1,522	76,420
Oil States International, Inc. *†	2,026	97,856
Pall Corporation	5,186	201,735
Paragon Technologies, Inc. *	1,800	13,140
Parker Hannifin Corporation	5,221	583,864
Pentair, Inc.	3,618	120,045
Robbins & Myers, Inc. †	868	49,728
Rockwell Automation, Inc.	6,047	420,327
Sauer-Danfoss, Inc.	1,531	40,847
Semitool, Inc. *	1,060	10,282
Smith International, Inc.	8,020	572,628
SPX Corporation	2,157	199,652
Standex International Corporation	724	14,972
Stanley Works (The)	3,365	188,877
Tecumseh Products Company Class A *	712	13,706
Tennant Company	1,280	62,336
Terex Corporation *	4,124	367,118
Timken Company	3,702	137,529
Toro Company	2,550	150,017
TurboChef Technologies, Inc. *†	993	13,108
Ultratech, Inc. *	971	13,458
Varian Medical Systems, Inc. *	5,512	230,898
Watsco, Inc.	553	25,676
Willis Lease Finance Corporation *	1,234	18,313
WJ Communications, Inc. *	1,509	1,962
Woodward Governor Company	1,224	76,378
WW Grainger, Inc.	3,286	299,650
		16,322,951
Home Construction, Furnishings & Appliances—0.6%
American Technology Corporation *	3,686	14,007
Bassett Furniture Industries, Inc.	1,139	11,823
BE Aerospace, Inc. *	2,393	99,381
Beazer Homes USA, Inc. †	1,494	12,326
Brookfield Homes Corporation †	1,218	22,594
Dominion Homes, Inc. *†	650	1,398
DR Horton, Inc.	11,522	$147,597
DTS, Inc. *†	755	22,929
Ethan Allen Interiors, Inc. †	1,551	50,702
Fossil, Inc. *†	3,154	117,833
Furniture Brands International, Inc. †	2,341	23,738
Gemstar-TV Guide International, Inc. *	16,221	112,898
Harman International Industries, Inc.	2,728	236,027
Helen of Troy Ltd. *	1,333	25,740
Herman Miller, Inc.	3,155	85,627
HNI Corporation †	2,512	90,432
Jarden Corporation *	2,055	63,582
Johnson Controls, Inc.	7,517	887,833
KB Home †	3,248	81,395
Kimball International, Inc. Class B	1,500	17,070
Kinetic Concepts, Inc. *†	2,200	123,816
La-Z-Boy, Inc. †	2,404	17,742
Leggett & Platt, Inc.	8,763	167,899
Masco Corporation	15,650	362,611
MDC Holdings, Inc.	1,091	44,666
Meritage Homes Corporation *†	1,300	18,356
Movado Group, Inc.	1,678	53,562
National Presto Industries, Inc.	535	28,355
Newell Rubbermaid, Inc.	11,388	328,202
NVR, Inc. *	262	123,206
Palm Harbor Homes, Inc. *†	1,181	14,739
Parkervision, Inc. *†	1,052	15,969
Pulte Homes, Inc.	8,898	121,102
Ryland Group, Inc.	1,852	39,688
Select Comfort Corporation *†	2,104	29,351
Standard-Pacific Corporation †	2,568	14,227
Steelcase, Inc. Class A	1,992	35,816
Tempur-Pedic International, Inc. †	1,346	48,120
Toll Brothers, Inc. *†	4,132	82,599
TOUSA, Inc. †	1,793	2,887
Virco Manufacturing Corporation *	799	6,192
Walter Industries, Inc.	1,640	44,116
Whirlpool Corporation	2,980	265,518
		4,113,671
Household Products—0.4%
Apogee Enterprises, Inc.	1,250	32,425
Charles & Colvard Ltd. †	1,843	7,427
Ferro Corporation	1,818	36,324
Fortune Brands, Inc.	6,052	493,177
Gentex Corporation †	6,594	141,375
Illinois Tool Works, Inc.	19,385	1,156,121
Kronos Worldwide, Inc.	1,131	21,353
Rohm & Haas Company	6,241	347,436
RPM, Inc.	4,832	115,726
Snap-On, Inc.	2,419	119,837
Valspar Corporation	3,724	101,330
		2,572,531
Industrial—Diversified—0.1%
Blyth, Inc.	1,839	37,608
Russ Berrie & Company, Inc. *	1,156	19,421
Tyco International Ltd. (Bermuda)	19,745	875,493
		932,522
Insurance—5.2%
ACE Ltd. (Cayman Islands)	13,100	793,467
Aflac, Inc.	19,543	1,114,733
Aetna, Inc.	21,283	1,155,028
Alfa Corporation	1,928	35,051

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Alleghany Corporation *†	147	$59,682
Allstate Corporation (The)	25,605	1,464,350
AMBAC Financial Group, Inc. †	4,045	254,471
American Equity Investment Life Holding Company	4,302	45,816
American Financial Group, Inc.	2,425	69,088
American Independence Corporation *	430	4,382
American International Group, Inc.	89,105	6,027,953
American National Insurance	945	124,315
American Physicians Capital, Inc.	1,290	50,258
Amerigroup Corporation *	1,950	67,236
AON Corporation	10,312	462,081
Arch Capital Group Ltd. (Bermuda) *	1,428	106,257
Argo Group International Holdings Ltd. (Bermuda) *	899	39,115
Arthur J. Gallagher & Company †	3,230	93,573
Aspen Insurance Holdings Ltd. (Bermuda)	3,512	98,020
Assurant, Inc.	4,146	221,811
Axis Capital Holdings Ltd. (Bermuda)	5,691	221,437
Baldwin & Lyons, Inc. Class B	945	25,808
Brown & Brown, Inc.	5,036	132,447
Centene Corporation *	1,972	42,418
Chubb Corporation	16,343	876,639
Cigna Corporation	12,861	685,363
Cincinnati Financial Corporation	6,788	293,988
CNA Financial Corporation	1,422	55,913
CNA Surety Corporation *	1,486	26,198
Commerce Group, Inc. †	3,086	90,944
Conseco, Inc. *	6,600	105,600
Covanta Holding Corporation *	2,954	72,403
Crawford & Company Class B *	1,891	12,027
Delphi Financial Group, Inc. Class A	1,945	78,617
Donegal Group, Inc. Class B	758	14,152
EMC Insurance Group, Inc.	341	8,863
Employers Holdings, Inc.	2,770	57,090
Endurance Specialty Holdings Ltd. (Bermuda)	2,698	112,102
Erie Indemnity Company Class A	1,023	62,536
Everest Re Group Ltd. (Bermuda)	2,000	220,480
FBL Financial Group, Inc. Class A	1,275	50,350
Fidelity National Financial Inc.	8,236	143,965
First American Corporation	3,159	115,683
Genworth Financial, Inc. Class A	15,900	488,607
Great American Financial Resources, Inc.	1,717	42,101
Hanover Insurance Group (The), Inc.	2,346	103,670
Harleysville Group, Inc.	1,351	43,205
Hartford Financial Services Group, Inc.	12,039	1,114,209
HCC Insurance Holdings, Inc.	3,999	114,531
Health Net, Inc. *	4,879	263,710
HealthExtras, Inc. *	1,864	51,875
Healthspring, Inc. *	2,400	46,800
Hilb Rogal & Hobbs Company	1,604	69,501
Horace Mann Educators Corporation	2,000	39,420
Humana, Inc. *	6,683	467,008
Independence Holding Company	961	19,585
Infinity Property & Casualty Corporation	810	32,578
Kansas City Life Insurance Company	902	$39,760
Landamerica Financial Group, Inc.	845	32,938
Leucadia National Corporation	6,084	293,370
Lincoln National Corporation	10,899	719,007
Loews Corporation	18,378	888,576
MBIA, Inc.	5,147	314,224
MGIC Investment Corporation †	4,084	131,954
Markel Corporation *†	412	199,408
Marsh & McLennan Companies, Inc.	21,504	548,352
Mercury General Corporation	1,109	59,808
Metlife, Inc.	18,197	1,268,877
National Financial Partners Corporation	1,495	79,205
Nationwide Financial Services Class A	2,414	129,921
Navigators Group, Inc. *	938	50,887
Odyssey Re Holdings Corporation	505	18,741
Old Republic International Corporation	9,191	172,239
PMI Group, Inc. (The) †	3,929	128,478
PartnerRe Ltd. (Bermuda)	2,300	181,677
Philadelphia Consolidated Holding Corporation *	2,562	105,913
Phoenix Companies, Inc. (The)	4,217	59,502
Platinum Underwriters Holdings Ltd. (Bermuda)	2,734	98,315
PMA Capital Corporation Class A *	1,826	17,347
Presidential Life Corporation	1,144	19,402
ProAssurance Corporation *†	1,647	88,724
Progressive Corporation (The)	28,252	548,371
Protective Life Corporation	3,130	132,837
Prudential Financial, Inc.	18,979	1,851,971
Radian Group, Inc.	3,844	89,488
Reinsurance Group of America, Inc.	1,440	81,749
RenaissanceRe Holdings Ltd. (Bermuda)	2,900	189,689
RLI Corporation	1,164	66,022
Safeco Corporation	4,453	272,613
Safety Insurance Group, Inc.	850	30,549
Scottish Re Group Ltd. *	2,910	9,283
Security Capital Assurance Ltd. (Bermuda) †	2,963	67,675
Selective Insurance Group	2,122	45,156
Stancorp Financial Group, Inc.	2,460	121,795
State Auto Financial Corporation	488	14,274
Stewart Information Services Corporation	1,239	42,461
Torchmark Corporation	3,778	235,445
Tower Group, Inc.	1,736	45,448
Transatlantic Holdings, Inc.	1,167	82,075
Travelers Cos., Inc. (The)	27,939	1,406,449
Triad Guaranty, Inc. *†	692	13,127
United American Healthcare Corporation *†	4,251	16,621
United Fire & Casualty Company	1,250	48,863
UnitedHealth Group, Inc.	52,588	2,546,837
Unitrin, Inc.	1,906	94,519
Universal American Financial Corporation *	1,812	41,332
UnumProvident Corporation	13,588	332,498
WellCare Health Plans, Inc. *	1,500	158,145
WellPoint, Inc. *	24,176	1,907,970
Wesco Financial Corporation	187	74,426
White Mountains Insurance Group Ltd.	300	155,925

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
WR Berkley Corporation		7,560	$224,003
XL Capital Ltd. Class A (Cayman Islands)		7,300	578,160
Zenith National Insurance Corporation		1,498	67,245
			35,928,156
Lodging—0.6%
Ameristar Casinos, Inc.		300	8,430
Boyd Gaming Corporation		2,619	112,224
Choice Hotels International, Inc.		1,616	60,875
Empire Resorts, Inc.	*	582	2,875
Hilton Hotels Corporation		14,441	671,362
International Leisure Hosts Ltd.	*	1,200	7,200
Isle of Capri Casinos, Inc.	*	1,250	24,313
Las Vegas Sands Corporation	*	4,070	543,019
MGM MIRAGE	*†	5,184	463,657
Marcus Corporation		1,505	28,896
Marriott International, Inc. Class A		13,654	593,539
Morgans Hotel Group Company	*	2,300	50,025
Orient-Express Hotels Ltd. Class A (Bermuda)		1,577	80,853
Starwood Hotels & Resorts Worldwide, Inc.		8,391	509,753
Station Casinos, Inc.		1,628	142,417
Trump Entertainment Resorts, Inc.	*	1,600	10,320
Vail Resorts, Inc.	*†	1,491	92,874
Wyndham Worldwide Corporation		8,848	289,860
Wynn Resorts Ltd.		2,554	402,408
			4,094,900
Media—Broadcasting & Publishing—1.8%
Acme Communications, Inc.		1,200	4,644
American Greetings Corporation Class A		2,760	72,864
Beasley Broadcasting Group, Inc. Class A		1,150	8,637
Belo Corporation Class A		4,721	81,957
Cablevision Systems Corporation Class A	*†	9,044	315,997
CBS Corporation Class B		26,582	837,333
Charter Communications, Inc. Class A	*†	11,237	28,991
Citadel Broadcasting Corporation		6,896	28,687
Clear Channel Communications, Inc.		18,523	693,501
Comcast Corporation Class A	*	116,370	2,813,827
COX Radio, Inc. Class A	*	1,752	22,864
Crown Media Holdings, Inc.	*†	5,899	42,414
Cumulus Media, Inc. Class A	*†	2,174	22,218
DIRECTV Group (The), Inc.	*	33,457	812,336
Dow Jones & Company, Inc.	†	1,884	112,475
EchoStar Communications Corporation Class A	*	9,386	439,359
Emmis Communications Corporation Class A		1,175	5,805
Entercom Communications Corporation		2,183	42,197
Entravision Communications Corporation Class A	*	2,852	26,295
EW Scripps Company Class A		3,612	151,704
Gannett Company, Inc.		9,201	402,084
Gray Television, Inc.		1,838	15,605
Handleman Company	†	1,657	5,054
Harte-Hanks, Inc.		3,119	$61,382
Hearst-Argyle Television, Inc.		2,184	56,697
IAC/InterActiveCorp	*	9,431	279,818
Idearc, Inc.		5,663	178,215
John Wiley & Sons Class A		2,491	111,921
Journal Communications, Inc. Class A		3,900	36,972
Journal Register Company		1,817	4,361
Lee Enterprises, Inc.		1,973	30,720
Liberty Global, Inc. Class C	*	126	4,871
Liberty Global, Inc. Class A	*	15,937	653,736
Liberty Media Corporation Interactive Class A	*	27,258	523,626
Liberty Media Holdings Corporation Capital Class A	*	5,451	680,448
LIN TV Corporation Class A	*	1,419	18,461
Lodgenet Entertainment Corporation	*	1,250	31,700
McClatchy Company Class A	†	2,444	48,831
McGraw-Hill Companies, Inc. (The)		14,260	725,977
Media General, Inc. Class A		952	26,190
Mediacom Communications Corporation	*	3,433	24,203
Meredith Corporation		2,083	119,356
New York Times Company Class A	†	5,682	112,276
Playboy Enterprises, Inc. Class B	*†	1,251	13,436
PRIMEDIA, Inc.		1,475	20,709
Radio One, Inc. Class A	*	4,327	16,010
Radio Unica Communications Corporation	*‡d	1,900	—
Regent Communications, Inc.	*	1,600	4,208
RH Donnelley Corporation	*	2,471	138,425
Salem Communications Corporation Class A		850	6,800
Scholastic Corporation	*	1,845	64,317
Sinclair Broadcast Group, Inc. Class A		2,049	24,670
Spanish Broadcasting System, Inc. Class A	*	1,300	3,354
Sun-Times Media Group, Inc. Class A	*	3,613	8,202
Time Warner Cable, Inc. Class A	*	4,450	145,960
Tivo, Inc.	*†	2,696	17,120
Tribune Company		4,529	123,732
Viacom, Inc. Class B	*	25,894	1,009,089
Washington Post Class B		258	207,122
Young Broadcasting, Inc. Class A	*	831	1,828
			12,521,591
Medical Supplies—3.6%
Abaxis, Inc.	*	749	16,815
Abiomed, Inc.	*†	886	11,013
Advanced Medical Optics, Inc.	*†	2,304	70,479
Align Technology, Inc.	*†	2,449	62,033
Allergan, Inc.		11,928	768,998
American Medical Systems Holdings, Inc.	*†	3,000	50,850
Applera Corporation - Applied Biosystems Group		6,991	242,168
Arrow International, Inc.		1,305	59,364
ArthoCare Corporation	*†	851	47,562
Avigen, Inc.	*	1,009	5,449
Axsys Technologies, Inc.	*	883	27,338
Bausch & Lomb, Inc.		2,176	139,264

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Baxter International, Inc.		25,124	$1,413,979
Beckman Coulter, Inc.		2,512	185,285
Becton Dickinson & Company		8,917	731,640
Bioject Medical Technologies, Inc.	*	4,490	6,241
Biolase Technology, Inc.	*†	765	5,233
Bio-Rad Laboratories, Inc. Class A	*	88	7,964
Boston Scientific Corporation	*	53,540	746,883
Bruker BioSciences Corporation	*	1,667	14,670
Cepheid, Inc.	*	6,129	139,741
Cerus Corporation	*	1,010	8,817
Chindex International, Inc.	*	548	13,229
Clarient, Inc.	*	3,308	6,848
Coherent, Inc.	*	1,348	43,244
Conceptus, Inc.	*	1,047	19,872
Conmed Corporation	*	1,362	38,122
Cooper Companies, Inc.		1,627	85,287
Covidien Ltd. (Bermuda)	*	19,745	819,418
CR Bard, Inc.		3,904	344,294
Cyberonics, Inc.	*	956	13,327
Cytyc Corporation	*	4,240	202,036
Dade Behring Holdings, Inc.		3,120	238,212
Datascope Corporation		556	18,798
Dentsply International, Inc.		5,668	236,016
DJO, Inc.	*	729	35,794
EP Medsystems, Inc.	*	5,240	9,589
ev3, Inc.	*†	785	12,890
Excel Technology, Inc.	*	562	14,022
Faro Technologies, Inc.	*	453	20,000
FEI Company	*†	1,368	42,996
Haemonetics Corporation	*†	1,157	57,179
Hanger Orthopedic Group, Inc.	*	1,083	12,270
HealthTronics Surgical Services, Inc.	*	2,529	12,898
Hillenbrand Industries, Inc.		2,596	142,832
Hologic, Inc.	*†	2,692	164,212
ICU Medical, Inc.	*	605	23,444
II-VI, Inc.	*	682	23,549
Illumina, Inc.	*†	1,626	84,357
Integra LifeSciences Holdings Corporation	*†	1,190	57,810
Intest Corporation	*	950	3,031
Intuitive Surgical, Inc.	*	1,610	370,300
Invacare Corporation	†	1,333	31,166
Johnson & Johnson		116,267	7,638,742
Kla-Tencor Corporation	†	7,679	428,335
Kensey Nash Corporation	*	866	22,611
Kopin Corporation	*	2,431	9,262
Kyphon, Inc.	*	1,594	111,580
L-1 Identity Solutions, Inc.	*	1,637	30,857
Meade Instruments Corporation	*	1,640	3,280
Mechanical Technology, Inc.	*	957	1,091
Medtronic, Inc.		45,099	2,544,035
Mentor Corporation	†	1,961	90,304
Merit Medical Systems, Inc.	*	2,519	32,697
Mesa Laboratories, Inc.		1,200	25,080
Mettler-Toledo International, Inc.	*	700	71,400
Microtek Medical Holdings, Inc.	*	1,250	7,725
Millipore Corporation	*†	2,026	153,571
Nanogen, Inc.	*	950	694
Newport Corporation	*†	1,614	24,581
NuVasive, Inc.	*†	2,111	$75,848
Nyer Medical Group, Inc.	*	2,532	4,532
Oakley, Inc.		2,900	84,187
Orthologic Corporation	*	1,516	2,138
Osteotech, Inc.	*	1,498	11,265
Owens & Minor, Inc.		1,623	61,820
OYO Geospace Corporation	*	550	50,991
PSS World Medical, Inc.	*	3,574	68,371
Palomar Medical Technologies, Inc.	*	1,116	31,795
Patterson Cos., Inc.	*	5,546	214,131
PerkinElmer, Inc.		5,266	153,820
PolyMedica Corporation		960	50,419
Q-Med, Inc.	*	1,634	4,248
Resmed, Inc.	*†	3,034	130,068
Respironics, Inc.	*	3,060	146,972
Rofin-Sinar Technologies, Inc.	*	1,100	77,231
Somanetics Corporation	*	1,352	25,174
SonoSite, Inc.	*	1,264	38,577
Spectranetics Corporation	*†	1,045	14,087
St. Jude Medical, Inc.	*	13,638	601,027
Staar Surgical Company	*	848	2,544
Steris Corporation		2,777	75,895
Stryker Corporation		10,806	743,021
Synovis Life Technologies, Inc.	*	346	7,463
Techne Corporation	*	1,736	109,507
Theragenics Corporation	*	1,492	6,699
Thermo Fisher Scientific, Inc.	*	15,692	905,742
Thoratec Corporation	*†	2,306	47,711
Urologix, Inc.	*	1,050	1,953
Varian, Inc.	*	1,502	95,542
Ventana Medical Systems, Inc.	*	1,416	121,649
Vital Signs, Inc.		634	33,057
Vivus, Inc.	*	1,400	6,944
Waters Corporation	*	5,040	337,277
Wright Medical Group, Inc.	*	1,309	35,107
Young Innovations, Inc.		677	19,369
Zimmer Holdings, Inc.	*	9,576	775,560
Zoll Medical Corporation	*	850	22,032
Zygo Corporation	*	967	12,600
			24,361,046
Metals—1.4%
AK Steel Holding Corporation	*	5,009	220,146
Alcoa, Inc.		35,208	1,377,337
Allegheny Technologies, Inc.		3,350	368,333
Ameron International Corporation		542	57,327
Aptargroup, Inc.		3,130	118,533
Brush Engineered Materials, Inc.	*	1,122	58,221
Carpenter Technology Corporation	†	941	122,339
Century Aluminum Company	*	865	45,542
Circor International, Inc.		711	32,287
Cleveland-Cliffs, Inc.	†	2,036	179,107
Commercial Metals Company		4,080	129,132
Commscope, Inc.	*	2,612	131,227
Corning, Inc.		60,152	1,482,747
Couer D’alene Mines Corporation	*†	8,276	31,366
Crane Company		2,467	118,342
Encore Wire Corporation		1,400	35,182
General Cable Corporation	*†	1,382	92,760
Gibraltar Industries, Inc.		1,188	21,978
Griffon Corporation	*	1,288	19,449
Hecla Mining Company	*	4,124	36,910
Hubbell, Inc. Class B		2,078	118,695
Ladish Company, Inc.	*	900	49,932

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Matthews International Corporation Class A	†	1,052	$46,078
MAXXAM, Inc.	*	856	24,439
Meridian Gold, Inc. (Canada)	*	4,300	142,330
Mueller Industries, Inc.		1,592	57,535
Mueller Water Products, Inc. Class A	†	3,000	37,170
NCI Building Systems, Inc.	*†	1,232	53,235
Newmont Mining Corporation		16,091	719,750
Nucor Corporation		10,996	653,932
Optical Cable Corporation	*	240	1,140
Precision Castparts Corporation		5,136	760,025
Quanex Corporation		1,671	78,504
Reliance Steel & Aluminum Company		2,966	167,698
Royal Gold, Inc.	†	1,153	37,761
RTI International Metals, Inc.	*	1,363	108,031
Ryerson Inc.		1,471	49,632
Schnitzer Steel Industries, Inc. Class A		693	50,790
Shiloh Industries, Inc.		1,441	15,246
Simpson Manufacturing Company, Inc.	†	2,084	66,375
Southern Copper Corporation	†	2,900	359,107
Steel Dynamics, Inc.		4,040	188,668
Stillwater Mining Company	*	3,727	38,351
Sturm, Ruger & Company, Inc.	*	3,296	59,031
Superior Essex, Inc.	*	1,617	60,282
Superior Telecom, Inc.	*‡d	2,013	—
Taser International, Inc.	*†	2,292	35,961
Texas Industries, Inc.	†	1,116	87,606
Titanium Metals Corporation	*	5,344	179,345
Tredegar Corporation		1,606	27,704
United States Steel Corporation		4,607	488,066
Valmont Industries, Inc.		1,162	98,596
Watts Water Technologies, Inc. Class A	†	1,225	37,608
Worthington Industries, Inc.	†	3,575	84,227
			9,661,115
Mining—0.2%
Freeport-McMoran Copper & Gold, Inc.		14,811	1,553,526
Oil & Gas—10.6%
Adams Resources & Energy, Inc.		1,462	40,717
AGL Resources, Inc.		2,166	85,817
Anadarko Petroleum Corporation		17,797	956,589
Apache Corporation		12,742	1,147,545
Apco Argentina, Inc. (Cayman Islands)		622	65,571
Ashland, Inc.		2,848	171,478
Atlas America, Inc.		1,719	88,752
Atmos Energy Corporation		2,732	77,370
ATP Oil & Gas Corporation	*	685	32,216
Atwood Oceanics, Inc.	*	1,662	127,243
Baker Hughes, Inc.		13,494	1,219,453
Basic Energy Services, Inc.	*†	1,600	33,632
Berry Petroleum Company Class A		1,202	47,587
BJ Services Company	†	11,495	305,192
Blue Dolphin Energy Company	*	3,650	11,534
BP Prudhoe Bay Royalty Trust	†	1,105	82,997
Buckeye Partners, LP	†	1,400	68,516
Cabot Oil & Gas Corporation		4,548	159,908
Callon Petroleum Company	*	779	10,844
Carrizo Oil & Gas, Inc.	*	1,800	80,748
Chesapeake Energy Corporation	†	15,920	$561,339
Chesapeake Utilities Corporation		949	32,257
Chevron Corporation		85,915	8,039,926
Cimarex Energy Company		2,681	99,867
Clayton Williams Energy, Inc.	*	550	18,150
CNX Gas Corporation	*†	1,100	31,647
Complete Production Services, Inc.	*	1,200	24,576
ConocoPhillips		60,725	5,329,833
Copano Energy LLC		2,400	88,152
Cross Timbers Royalty Trust		575	22,966
Crosstex Energy, Inc.	†	2,100	79,611
Dawson Geophysical Company	*	1,200	93,012
Delta Natural Gas Company, Inc.		380	9,352
Delta Petroleum Corporation	*†	2,709	48,627
Denbury Resources, Inc.	*	4,466	199,586
Devon Energy Corporation		16,306	1,356,659
Diamond Offshore Drilling, Inc.		2,694	305,203
Dorchester Minerals, LP		2,200	44,770
EOG Resources, Inc.	†	9,358	676,864
El Paso Corporation		25,233	428,204
Electro-Sensors, Inc.	*	2,581	15,099
Enbridge Energy Partners, LP		1,775	86,673
Encore Acquisition Company	*†	2,062	65,262
Energen Corporation		2,644	151,025
Energy Partners Ltd.	*	1,667	24,472
Energy Transfer Equity, LP		4,960	170,128
Energy Transfer Partners, LP		2,777	135,656
ENSCO International, Inc.		5,990	336,039
Enterprise Products Partners, LP	†	8,400	254,100
Equitable Resources, Inc.	†	5,624	291,717
EXCO Resources, Inc.	*†	4,100	67,814
Exterran Holdings, Inc.	*†	2,465	198,038
Exxon Mobil Corporation		221,387	20,491,581
Forest Oil Corporation	*†	3,820	164,413
Frontier Oil Corporation		4,576	190,545
FX Energy, Inc.	*	3,496	26,045
Global Industries Ltd.	*	2,539	65,405
GlobalSantaFe Corporation		9,544	725,535
Grey Wolf, Inc.	*	5,192	34,008
Halliburton Company		38,615	1,482,816
Headwaters, Inc.	*†	2,095	31,174
Helix Energy Solutions Group, Inc.	*†	3,853	163,598
Helmerich & Payne, Inc.		3,926	128,891
Hercules Offshore, Inc.	*†	5,226	136,451
Hess Corporation		10,726	713,601
Holly Corporation		1,972	117,985
Hugoton Royalty Trust		1,669	39,455
ION Geophysical Corporation	*†	2,427	33,565
Kinder Morgan Energy Partners, LP	†	5,150	254,410
Kinder Morgan Management LLC	*	1,957	91,490
Laclede Group, Inc. (The)		1,025	33,087
Magellan Midstream Partners		2,000	80,060
Marathon Oil Corporation		27,868	1,589,033
Mariner Energy, Inc.	*	3,261	67,535
Markwest Energy Partners, LP	†	2,200	67,474
Markwest Hydrocarbon, Inc.		1,182	68,710
McMoRan Exploration Company	*†	1,059	14,244
MDU Resources Group, Inc.		7,657	213,171
Meridian Resource Corporation	*	2,950	7,316
Murphy Oil Corporation		7,770	543,045
Nabors Industries Ltd.	*	12,168	374,409
National Fuel Gas Company		4,022	188,270

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
New Jersey Resources Corporation		1,121	$55,590
Newfield Exploration Company	*	5,246	252,647
Newpark Resources, Inc.	*	3,484	18,674
Nicor, Inc.	†	1,828	78,421
Noble Corporation (Cayman Islands)		11,104	544,651
Noble Energy, Inc.		6,772	474,311
Northwest Natural Gas Company		1,183	54,063
NuStar Energy, LP		1,500	89,130
Occidental Petroleum Corporation		33,243	2,130,211
Oceaneering International, Inc.	*	2,232	169,186
ONEOK Partners, LP	†	1,650	98,109
Oneok, Inc.		3,908	185,239
Parallel Petroleum Corporation	*	2,700	45,873
Parker Drilling Company	*	3,755	30,491
Patterson-UTI Energy, Inc.	†	6,712	151,490
Penn Virginia Corporation		600	26,388
Petrohawk Energy Corporation	*	10,735	176,269
Petroleum Development Corporation	*	1,250	55,438
Piedmont Natural Gas Company	†	2,740	68,747
Pioneer Drilling Company	*	2,700	32,886
Pioneer Natural Resources Company		5,801	260,929
Plains All American Pipeline, LP	†	3,917	213,437
Plains Exploration & Production Company	*	2,855	126,248
Pogo Producing Company	†	2,307	122,525
Pride International, Inc.	*	5,416	197,955
Questar Corporation		7,412	389,352
Quicksilver Resources, Inc.	*†	1,980	93,159
Range Resources Corporation		4,350	176,871
Resource America, Inc. Class A		1,287	20,322
Rosetta Resources, Inc.	*	3,400	62,356
Rowan Companies., Inc.		3,918	143,320
Schlumberger Ltd. (Netherlands Antilles)		46,040	4,834,200
SEACOR Holdings, Inc.	*	983	93,483
SEMCO Energy, Inc.	*	5,450	43,001
South Jersey Industries, Inc.		2,014	70,087
Southern Union Company		3,367	104,747
Southwest Gas Corporation		1,252	35,419
Southwestern Energy Company	*	6,072	254,113
Spectra Energy Corp.		23,691	579,956
St. Mary Land & Exploration Company		2,262	80,686
Stone Energy Corporation	*	1,208	48,332
Sunoco Logistics Partners, LP	†	950	48,593
Sunoco, Inc.		5,812	411,373
Superior Energy Services, Inc.	*	2,900	102,776
Swift Energy Company	*	1,142	46,731
Syntroleum Corporation	*	1,246	2,342
TC Pipelines, LP		1,100	39,248
Teppco Partners, LP		2,500	95,175
Tesoro Corporation		6,846	315,053
Tetra Technologies, Inc.	*	2,352	49,721
Tidewater, Inc.	†	2,430	152,701
Transocean, Inc. (Cayman Islands)	*	11,405	1,289,335
TXCO Resources, Inc.	*	5,411	48,483
UGI Corporation		2,720	70,666
Ultra Petroleum Corporation	*	6,082	377,327
Unit Corporation	*	1,702	82,377
VAALCO Energy, Inc.	*	3,800	17,366
Valero Energy Corporation		23,922	1,607,080
Vectren Corporation	†	3,706	$101,137
Warren Resources, Inc.	*	3,600	45,144
Wd-40 Company		949	32,399
Weatherford International Ltd. (Bermuda)	*	13,510	907,602
Western Refining, Inc.	†	2,500	101,450
WGL Holdings, Inc.		2,315	78,455
W-H Energy Services, Inc.	*	1,377	101,554
Whiting Petroleum Corporation	*	1,242	55,207
Williams Companies, Inc.		24,207	824,490
Williams Partners, LP		1,275	52,683
XTO Energy, Inc.		15,020	928,837
			72,911,272
Pharmaceuticals—6.1%
Aastrom Biosciences, Inc.	*	3,289	3,815
Abbott Laboratories		60,081	3,221,543
Abraxis BioScience, Inc.	†	1,756	40,089
Accelrys, Inc.	*	1,145	7,843
Adams Respiratory Therapeutics, Inc.	*†	2,571	99,086
Adolor Corporation	*	1,927	6,590
Affymetrix, Inc.	*†	2,525	64,059
Albany Molecular Research, Inc.	*	1,371	20,702
Alexion Pharmaceuticals, Inc.	*†	1,108	72,186
Alfacell Corporation	*†	4,295	8,977
Alkermes, Inc.	*†	3,579	65,854
Allscripts Healthcare Solutions, Inc.	*†	2,300	62,169
Alnylam Pharmaceuticals, Inc.	*†	2,390	78,320
Alpharma, Inc. Class A		2,463	52,610
Alseres Pharmaceuticals, Inc.	*	724	1,948
Altus Pharmaceuticals, Inc.	*†	1,600	16,784
AMAG Pharmaceuticals, Inc.	*†	834	47,705
AmerisourceBergen Corporation		8,488	384,761
Amgen, Inc.	*†	46,060	2,605,614
Amylin Pharmaceuticals, Inc.	*†	3,885	194,250
Antigenics, Inc.	*†	1,707	4,046
Applera Corporation—Celera Group	*	3,028	42,574
Arena Pharmaceuticals, Inc.	*†	1,439	15,757
Ariad Pharmaceuticals, Inc.	*†	1,662	7,695
ArQule, Inc.	*	864	6,160
Array BioPharma, Inc.	*	4,333	48,660
Atherogenics, Inc.	*	1,603	2,661
AVANIR Pharmaceuticals Class A	*	1,500	3,210
Avant Immunotherapeutics, Inc.	*	5,150	2,884
AVI BioPharma, Inc.	*†	2,400	6,120
Barr Pharmaceuticals, Inc.	*	4,174	237,542
Bentley Pharmaceuticals, Inc.	*	711	8,873
Biogen Idec, Inc.	*	13,260	879,536
BioMarin Pharmaceuticals, Inc.	*†	2,400	59,760
BioScrip, Inc.	*	1,095	7,030
Bradley Pharmaceuticals, Inc.	*	591	10,756
Bristol-Myers Squibb Company		80,248	2,312,747
Cambrex Corporation		1,258	13,700
Cardinal Health, Inc.		16,253	1,016,300
Celgene Corporation	*	13,412	956,410
Cell Genesys, Inc.	*†	1,642	6,272
Cell Therapeutics, Inc.	*†	347	1,277
Cephalon, Inc.	*†	2,347	171,472
Charles River Laboratories International, Inc.	*	2,755	154,693
Collagenex Pharmaceuticals, Inc.	*	1,558	13,991
Columbia Laboratories, Inc.	*	1,819	4,711
Cubist Pharmaceuticals, Inc.	*	1,762	37,231

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
CuraGen Corporation	*	1,768	$2,440
CV Therapeutics, Inc.	*†	1,424	12,788
Cypress Bioscience, Inc.	*	1,560	21,356
Cytogen Corporation	*	755	596
CytRx Corporation	*†	4,200	14,532
DataTRAK International, Inc.	*	3,924	11,125
Dendreon Corporation	*†	1,879	14,450
Discovery Laboratories, Inc.	*	2,566	6,903
Durect Corporation	*	1,900	10,412
Eli Lilly & Company		37,735	2,148,254
Emisphere Technologies, Inc.	*	772	3,713
Encysive Pharmaceuticals, Inc.	*	2,128	3,213
Endo Pharmaceuticals Holdings, Inc.	*	2,935	91,014
EntreMed, Inc.	*	1,390	1,487
EpiCept Corporation	*	751	1,382
EPIX Pharmaceuticals, Inc.	*	640	2,598
Exact Sciences Corporation	*	1,250	4,238
Exelixis, Inc.	*	2,695	28,540
Forest Laboratories, Inc.	*	12,889	480,631
Genaera Corporation	*	797	2,263
Gene Logic, Inc.	*	950	1,131
Genelabs Technologies	*	721	1,370
Genentech, Inc.	*	18,069	1,409,743
Gen-Probe, Inc.	*	1,849	123,106
Genzyme Corporation	*	10,181	630,815
Geron Corporation	*†	1,370	10,028
Gilead Sciences, Inc.	*	34,820	1,423,093
GTC Biotherapeutics, Inc.	*	3,988	4,068
GTx, Inc.	*	200	3,256
Halozyme Therapeutics, Inc.	*	6,362	55,286
Hemispherx Biopharma, Inc.	*†	920	1,582
Henry Schein, Inc.	*†	3,652	222,188
Heska Corporation	*	4,462	9,638
Hi-Tech Pharmacal Company, Inc.	*†	862	10,232
Hollis-Eden Pharmaceuticals	*	954	1,879
Hospira, Inc.	*	6,367	263,912
Human Genome Sciences, Inc.	*†	5,277	54,300
Idexx Laboratories, Inc.	*	1,568	171,837
ImClone Systems, Inc.	*†	3,034	125,426
Immtech Pharmaceuticals Inc.	*	681	5,584
Immucor, Inc.	*	1,828	65,351
ImmunoGen, Inc.	*	1,323	6,152
Incyte Corporation	*†	3,102	22,179
Indevus Pharmaceuticals, Inc.	*	5,716	39,498
Inspire Pharmaceuticals, Inc.	*†	1,369	7,352
InterMune, Inc.	*†	1,586	30,340
Inverness Medical Innovations, Inc.	*	880	48,682
Invitrogen Corporation	*	2,122	173,431
Isis Pharmaceuticals, Inc.	*†	2,216	33,174
Keryx Biopharmaceuticals, Inc.	*†	5,221	51,897
King Pharmaceuticals, Inc.	*	10,009	117,305
Kosan Biosciences, Inc.	*	2,000	10,020
KV Pharmaceutical Company Class A	*	2,179	62,319
Lexicon Pharmaceuticals, Inc.	*	2,343	8,107
LifeCell Corporation	*†	1,119	42,041
Ligand Pharmaceuticals, Inc. Class B	†	4,556	24,329
Luminex Corporation	*†	1,070	16,136
MannKind Corporation	*†	4,492	43,483
Martek Biosciences Corporation	*†	1,148	33,326
Maxygen, Inc.	*	1,231	8,383
McKesson Corporation		11,391	$669,677
Medarex, Inc.	*†	3,092	43,783
Medco Health Solutions, Inc.	*	11,402	1,030,627
Medicines Company	*	2,018	35,941
Medicis Pharmaceutical Corporation Class A	†	2,422	73,895
Medifast, Inc.	*†	734	4,096
Merck & Company, Inc.		86,025	4,446,632
Meridian Bioscience, Inc.		1,158	35,111
MGI Pharma, Inc.	*†	2,665	74,034
Millennium Pharmaceuticals, Inc.	*	12,456	126,428
Monogram Biosciences, Inc.	*	2,414	3,452
Mylan Laboratories		8,108	129,404
Myriad Genetics, Inc.	*†	1,210	63,102
Nabi Biopharmaceuticals	*	1,995	8,100
Nastech Pharmaceutical Company, Inc.	*†	1,500	19,965
Natrol, Inc.	*	1,145	3,435
NBTY, Inc.	*	2,664	108,158
Nektar Therapeutics	*†	2,368	20,909
NeoPharm, Inc.	*	964	954
Neose Technologies, Inc.	*	704	1,084
Neurobiological Technologies, Inc.	*	448	1,550
Neurocrine Biosciences, Inc.	*†	1,479	14,790
Neurogen Corporation	*	1,872	8,312
Novavax, Inc.	*†	1,550	5,565
Noven Pharmaceuticals, Inc.	*	1,350	21,506
NPS Pharmaceuticals, Inc.	*	1,660	9,545
Nu Skin Enterprises, Inc. Class A		3,018	48,771
Nuvelo, Inc.	*	1,150	2,358
Omnicare, Inc.		4,277	141,697
Onyx Pharmaceuticals, Inc.	*†	1,214	52,833
OraSure Technologies, Inc.	*	1,687	16,954
OSI Pharmaceuticals, Inc.	*†	2,729	92,759
Pain Therapeutics, Inc.	*†	1,318	12,323
Palatin Technologies, Inc.	*	2,104	842
Par Pharmaceutical Companies, Inc.	*	1,362	25,279
Parexel International Corporation	*	1,153	47,584
PDL BioPharma, Inc.	*	3,841	83,004
Penwest Pharmaceuticals Company	*†	930	10,239
Peregrine Pharmaceuticals, Inc.	*	9,115	6,103
Perrigo Company		2,922	62,385
Pfizer, Inc.		279,604	6,830,726
Pharmaceutical Product Development, Inc.	†	4,736	167,844
Pharmacopeia, Inc.	*	572	3,272
Pharmacyclics, Inc.	*	1,700	3,910
PharmaNet Development Group, Inc.	*	576	16,721
PharMerica Corporation	*†	1,365	20,366
Pharmion Corporation	*	2,212	102,062
Poniard Pharmaceuticals, Inc.	*	396	2,245
Pozen, Inc.	*†	1,014	11,215
Progenics Pharmeceuticals, Inc.	*	793	17,533
Quest Diagnostics, Inc.	†	6,828	394,454
Ramtron International Corporation	*	1,920	5,549
Regeneration Technologies, Inc.	*	807	8,651
Regeneron Pharmaceuticals, Inc.	*	2,632	46,850
Rentech, Inc.	*	7,800	16,848
Salix Pharmaceuticals Ltd.	*†	2,346	29,137
Savient Pharmaceuticals, Inc.	*	1,389	20,210
Schering-Plough Corporation		57,447	1,817,049
Sciclone Pharmaceuticals, Inc.	*	1,700	3,332

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sciele Pharma, Inc.	*†	1,613	$41,970
Sepracor, Inc.	*	4,575	125,813
Sequenom, Inc.	*†	614	4,415
SIGA Technologies, Inc.	*	4,649	18,596
Sigma Aldrich Corporation		4,956	241,555
SuperGen, Inc.	*	1,338	5,807
Symyx Technologies, Inc.	*†	1,374	11,940
Targeted Genetics Corporation	*†	626	1,127
Telik, Inc.	*†	1,748	5,087
Third Wave Technologies, Inc.	*	1,227	10,589
Titan Pharmaceuticals, Inc.	*	1,743	3,695
TorreyPines Therapeutics, Inc.	*	347	2,093
Trimeris, Inc.	*†	1,214	9,445
United Therapeutics Corporation	*†	914	60,818
USANA Health Sciences, Inc.	*†	593	25,944
Valeant Pharmaceuticals International	*	3,473	53,762
Vanda Pharmaceuticals, Inc.	*†	2,507	34,872
Verenium Corp.	*†	1,790	9,451
Vermillion, Inc.	*	1,500	1,500
Vertex Pharmaceuticals, Inc.	*	3,255	125,025
Vion Pharmaceuticals, Inc.	*	4,504	3,468
Viropharma, Inc.	*†	4,061	36,143
Watson Pharmaceuticals, Inc.	*	4,480	145,152
Wyeth		52,091	2,320,654
XenoPort, Inc.	*	2,399	112,873
XOMA Ltd.	*†	4,976	16,968
Zymogenetics, Inc.	*	2,343	30,576
			41,861,385
Public Administration—0.0%
Corrections Corporation of America	*	5,700	149,169
Geo Group, Inc. (The)	*	2,456	72,722
			221,891
Real Estate—2.1%
Acadia Realty Trust REIT		1,318	35,757
Agree Realty Corporation REIT		814	25,511
Alesco Financial, Inc. REIT	†	4,213	20,728
Alexander’s, Inc. REIT	*	161	62,066
Alexandria Real Estate Equities, Inc. REIT		802	77,201
AMB Property Corporation REIT		3,649	218,247
American Campus Communities, Inc. REIT		1,699	49,764
American Financial Realty Trust REIT		5,234	42,134
American Land Lease, Inc. REIT		1,828	41,075
American Mortgage Acceptance Corporation REIT		1,842	16,339
Annaly Capital Management Inc.		10,541	167,918
Anthracite Capital, Inc. REIT	†	1,100	10,010
Anworth Mortgage Asset Corporation REIT		834	4,495
Apartment Investment & Management Company REIT Class A	†	3,910	176,458
Archstone-Smith Trust REIT	†	7,979	479,857
Arizona Land Income Corporation REIT Class A	†	1,050	6,563
Ashford Hospitality Trust, Inc. REIT		4,200	42,210
Avalonbay Communities, Inc. REIT	†	3,116	367,875
BioMed Realty Trust, Inc. REIT	†	1,400	$33,740
Boston Properties, Inc. REIT		4,700	488,330
Brandywine Realty Trust REIT		2,965	75,044
BRE Properties Class A	†	2,433	136,078
Brookfield Properties Company (Canada)	†	7,509	186,974
BRT Realty Trust REIT	†	355	6,156
California Coastal Communities, Inc.	*	267	3,284
Camden Property Trust REIT	†	2,732	175,531
Capital Alliance Income Trust Ltd. REIT	*	799	5,114
Capital Trust Class A	†	523	18,567
CapitalSource, Inc.		4,975	100,694
Capstead Mortgage Corporation REIT		2,400	24,672
CB Richard Ellis Group, Inc. Class A	*	6,900	192,096
CBL & Associates Properties, Inc. REIT		2,548	89,307
Cedar Shopping Centers, Inc. REIT		583	7,940
Colonial Properties Trust REIT		1,962	67,297
Corporate Office Properties Trust SBI MD REIT	†	1,904	79,264
Cousins Properties, Inc. REIT		2,338	68,644
Crystal River Capital, Inc. REIT	†	2,219	37,301
Deerfield Triarc Capital Corporation REIT	†	3,120	28,236
Developers Diversified Realty Corporation REIT	†	4,733	264,433
DiamondRock Hospitality Company REIT		3,930	68,421
Digital Realty Trust, Inc. REIT	†	2,000	78,780
Douglas Emmett, Inc. REIT		1,293	31,976
Duke Realty Corporation REIT		5,609	189,640
Eastgroup Properties, Inc. REIT		1,538	69,610
Entertainment Properties Trust REIT		749	38,049
Equity Inns, Inc. REIT		3,264	73,701
Equity Lifestyle Properties, Inc. REIT		1,140	59,052
Equity One, Inc. REIT		2,619	71,237
Equity Residential REIT	†	11,429	484,132
Essex Property Trust, Inc. REIT		807	94,879
Extra Space Storage, Inc. REIT		3,500	53,865
Federal Realty Investment Trust REIT		1,810	160,366
FelCor Lodging Trust, Inc. REIT		3,135	62,481
First Industrial Realty Trust, Inc. REIT		1,599	62,153
First Potomac Realty Trust REIT	†	1,628	35,490
Forest City Enterprises, Inc. Class A		2,608	143,857
Franklin Street Properties Corporation REIT		2,200	37,950
Friedman Billings Ramsey Group, Inc. Class A		6,080	28,029
General Growth Properties, Inc. REIT	†	8,744	468,853
Getty Realty Corporation REIT		1,747	47,518
Glimcher Realty Trust REIT		1,584	37,224
Gramercy Capital Corp., New York REIT	†	1,549	38,988
Grubb and Ellis Company	*	652	6,064
HCP, Inc. REIT		7,664	254,215

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Health Care REIT, Inc. †	1,824	$80,694
Healthcare Realty Trust, Inc. REIT	1,881	50,147
Highwoods Properties, Inc. REIT †	2,393	87,751
Hilltop Holdings, Inc. *	1,180	13,853
HMG Courtland Properties REIT *	1,450	17,980
Home Properties, Inc. REIT	1,390	72,530
Hospitality Properties Trust REIT	2,923	118,820
Host Hotels & Resorts Inc. REIT †	17,443	391,421
HRPT Properties Trust REIT	9,142	90,414
IMPAC Mortgage Holdings, Inc. REIT	3,238	4,987
Inland Real Estate Corporation REIT †	4,700	72,803
iStar Financial, Inc. REIT †	4,331	147,211
Jones Lang Lasalle, Inc.	1,311	134,718
Kilroy Realty Corporation REIT	1,316	79,789
Kimco Realty Corporation REIT †	9,013	407,478
Kite Realty Group Trust REIT	2,654	49,895
KKR Financial Holdings LLC †	3,941	66,406
Lexington Corporate Properties Trust REIT †	1,399	27,994
Liberty Property Trust REIT †	3,172	127,546
Macerich Company (The) REIT	2,360	206,689
Mack-Cali Realty Corporation REIT	2,488	102,257
Maguire Properties, Inc. REIT	1,199	30,970
Medical Properties Trust, Inc. REIT †	3,172	42,251
MFA Mortgage Investments, Inc. REIT	4,149	33,275
Mid-America Apartment Communities, Inc. REIT	1,240	61,814
Mission West Properties REIT	1,417	17,217
Monmouth Class A REIT	3,275	27,576
National Health Investors, Inc. REIT	2,097	64,818
National Retail Properties, Inc. REIT	2,356	57,439
Nationwide Health Properties, Inc. REIT †	2,362	71,167
Newcastle Investment Corporation REIT †	754	13,285
NorthStar Realty Finance Corporation REIT †	4,200	41,706
NovaStar Financial, Inc. REIT †	192	1,703
Omega Healthcare Investors, Inc. REIT	4,100	63,673
Parkway Properties, Inc. REIT †	986	43,522
Pennsylvania REIT	1,510	58,799
Plum Creek Timber Company, Inc. REIT	7,592	339,818
PMC Commercial Trust REIT	865	11,323
Post Properties, Inc. REIT	2,078	80,419
Potlatch Corporation	1,618	72,859
Prologis REIT †	9,458	627,538
PS Business Parks, Inc. REIT	1,323	75,213
Public Storage REIT	5,109	401,823
RAIT Financial Trust †	991	8,156
Ramco-Gershenson Properties REIT	1,275	39,831
Rayonier, Inc. REIT	3,336	160,261
Realty Income Corporation REIT †	4,138	$115,657
Redwood Trust, Inc. REIT †	1,008	33,486
Regency Centers Corporation REIT	2,545	195,329
Republic Property Trust REIT	3,200	46,944
Saul Centers, Inc. REIT	987	50,831
Senior Housing Properties Trust REIT	2,216	48,885
Simon Property Group, Inc. REIT	8,577	857,700
SL Green Realty Corporation REIT †	1,985	231,788
Sovran Self Storage, Inc. REIT	1,269	58,171
St. Joe Company (The) †	2,906	97,671
Stewart Enterprises, Inc. Class A	4,115	31,356
Sun Communities, Inc. REIT	1,061	31,915
Tanger Factory Outlet Centers REIT	2,200	89,298
Taubman Centers, Inc. REIT	2,083	114,044
Thornburg Mortgage, Inc. REIT †	4,059	52,158
UDR, Inc. REIT †	4,883	118,755
United Capital Corporation *	690	18,285
U-Store-It Trust REIT	3,600	47,520
Ventas, Inc. REIT	3,213	133,018
Vornado Realty Trust REIT	5,255	574,634
W.P. Carey & Company LLC	1,592	50,148
Washington REIT †	1,834	60,852
Weingarten Realty Investors REIT	3,474	144,032
		14,629,756
Restaurants—0.7%
Applebee’s International, Inc.	3,613	89,891
Back Yard Burgers, Inc. *	1,698	9,679
Bob Evans Farms, Inc.	1,465	44,214
Brinker International, Inc.	5,167	141,782
Burger King Holdings, Inc.	1,700	43,333
CEC Entertainment, Inc. *	1,614	43,368
CKE Restaurants, Inc.	1,945	31,528
California Pizza Kitchen, Inc. *	1,455	25,564
CBRL Group, Inc.	2,120	86,496
Cheesecake Factory (The) *†	3,444	80,831
Chipotle Mexican Grill, Inc. Class A *†	900	106,317
Darden Restaurants, Inc.	5,104	213,653
IHOP Corporation †	1,079	68,333
Jack in the Box, Inc. *	1,437	93,175
Krispy Kreme Doughnuts, Inc. *†	2,573	10,292
Landry’s Restaurants, Inc.	1,253	33,154
McDonald’s Corporation	47,837	2,605,681
Morton’s Restaurant Group, Inc. *	2,200	34,980
O’Charley’s, Inc.	1,091	16,540
Papa John’s International, Inc. *	1,610	39,348
PF Chang’s China Bistro, Inc. *†	1,089	32,234
Rare Hospitality International, Inc. *†	1,475	56,212
Red Robin Gourmet Burgers, Inc. *†	692	29,687
Ruby Tuesday, Inc.	2,816	51,645
Sonic Corporation *	3,730	87,282
Steak N Shake Company (The) *	1,267	19,018
Texas Roadhouse, Inc. Class A *	3,070	35,919
Triarc Companies Class B	2,886	36,104
Wendy’s International, Inc.	5,229	182,544
Yum! Brands, Inc.	21,176	716,384
		5,065,188

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Retailers—3.6%
1-800-FLOWERS.COM, Inc.	*	793	$9,191
99 Cents Only Stores	*	3,207	32,936
AC Moore Arts & Crafts, Inc.	*	876	13,806
Advance Auto Parts, Inc.		4,485	150,517
Alloy, Inc.	*	462	4,338
Amazon.Com, Inc.	*	12,783	1,190,736
Autozone, Inc.	*	2,384	276,878
BJ’s Wholesale Club, Inc.	*	2,859	94,804
Barnes & Noble, Inc.		2,814	99,222
Bed Bath & Beyond, Inc.	*	10,895	371,737
Bell Microproducts, Inc.	*	1,146	7,128
Best Buy Company, Inc.		15,993	735,998
Big 5 Sporting Goods Corporation		1,071	20,028
Big Lots, Inc.	*†	4,853	144,814
Bluefly, Inc.	*	2,341	2,130
Bombay Company, Inc. (The)	*	1,080	109
Borders Group, Inc.		3,342	44,549
CSK Auto Corporation	*	1,990	21,194
CVS Caremark Corp.		62,250	2,466,967
Casey’s General Stores, Inc.		1,608	44,542
Cash America International, Inc.		685	25,756
Central Garden & Pet Company	*	615	5,474
Central Garden and Pet Co. Class A	*	1,230	11,045
Circuit City Stores, Inc.	†	6,139	48,559
CKX, Inc.	*	1,800	22,158
Coldwater Creek, Inc.	*†	1,528	16,594
Cost Plus, Inc./ California	*†	1,014	4,076
Costco Wholesale Corporation		18,694	1,147,251
dELIA*s, Inc.	*	925	4,348
Dick’s Sporting Goods, Inc.	*	1,240	83,266
Dillard’s, Inc. Class A	†	3,454	75,401
Dollar Tree Stores, Inc.	*	4,830	195,808
Drugstore.Com, Inc.	*	3,800	12,312
eBay, Inc.	*	42,977	1,676,963
Family Dollar Stores, Inc.		6,556	174,127
Fastenal Company	†	5,638	256,022
Foot Locker, Inc.		5,840	89,527
Fred’s, Inc.		1,781	18,754
GameStop Corporation Class A	*	3,780	213,003
GSI Commerce, Inc.	*†	1,469	39,075
Guitar Center, Inc.	*†	1,020	60,486
Haverty Furniture Companies, Inc.	†	1,111	9,743
Hibbett Sports, Inc.	*	1,396	34,621
JC Penney Company, Inc.		7,928	502,397
Jo-Ann Stores, Inc.	*	1,266	26,713
Kenneth Cole Productions, Inc. Class A		956	18,518
Kirkland’s, Inc.	*	833	1,050
Knoll, Inc.	†	2,701	47,916
K-Swiss, Inc. Class A		1,476	33,815
Longs Drug Stores Corporation		1,757	87,270
Macys, Inc.		21,278	687,705
MarineMax, Inc.	*	800	11,648
Marvel Entertainment, Inc.	*	1,469	34,433
Men’s Wearhouse, Inc.		2,437	123,117
MSC Industrial Direct Company Class A		1,782	90,151
Nike, Inc. Class B		13,780	808,335
Nitches, Inc.	*	2,850	6,968
Office Depot, Inc.	*	11,792	243,151
OfficeMax, Inc.	†	3,587	122,926
O’Reilly Automotive, Inc.	*	4,772	159,433
Overstock.com, Inc.	*†	770	$22,176
PC Connection, Inc.	*	854	10,675
Petsmart, Inc.		5,983	190,858
Pier 1 Imports, Inc.	*†	3,712	17,558
Priceline.com, Inc.	*†	1,548	137,385
RadioShack Corporation	†	6,811	140,715
Restoration Hardware, Inc.	*	314	1,033
Retail Ventures, Inc.	*	1,372	14,283
Rite Aid Corporation	*†	25,982	120,037
Saks, Inc.		5,811	99,659
Sears Holdings Corporation	*†	3,979	506,129
Sharper Image Corporation	*†	648	2,676
Sherwin-Williams Company (The)		4,948	325,133
Stamps.com, Inc.	*	1,050	12,569
Staples, Inc.		29,867	641,842
Stein Mart, Inc.		1,261	9,596
Systemax, Inc.		1,358	27,758
TJX Companies., Inc.		17,709	514,801
Talon International, Inc.	*	1,334	1,001
Target Corporation		30,307	1,926,616
Tiffany & Company		6,084	318,497
Tractor Supply Company	*†	1,549	71,393
Trans World Entertainment Corporation	*	1,932	8,849
Tuesday Morning Corporation		1,816	16,326
Valuevision Media, Inc. Class A	*	1,741	12,901
Walgreen Company		39,470	1,864,563
Wal-Mart Stores, Inc.		100,947	4,406,337
Williams-Sonoma, Inc.	†	3,877	126,468
Zale Corporation	*†	2,300	53,222
			24,562,595
Social Services—0.0%
Bright Horizons Family Solutions, Inc.	*	1,208	51,751
Res-Care, Inc.	*	1,222	27,910
			79,661
Telephone Systems—3.3%
Adtran, Inc.		3,197	73,627
Alaska Communications Systems Group, Inc.		2,850	41,183
Alltel Corporation		14,709	1,024,923
AT&T, Inc.		245,085	10,369,546
Audiovox Corporation Class A	*	1,218	12,533
Brightpoint, Inc.	*	2,358	35,394
Centennial Communications Corporation	*	3,036	30,724
CenturyTel, Inc.		4,084	188,762
Cincinnati Bell, Inc.	*	9,266	45,774
Citizens Communications Company	†	12,478	178,685
Covad Communications Group, Inc.	*	13,040	8,737
D&E Communications, Inc.		1,712	24,345
Deltathree, Inc.	*	2,552	1,684
Dobson Communications Corporation Class A	*	3,916	50,086
Embarq Corporation		5,950	330,820
Equinix, Inc.	*†	622	55,165
Fairpoint Communications, Inc.	†	2,670	50,356
General Communication Class A	*	2,516	30,544
Global Payments, Inc.		3,238	143,184
Harris Stratex Networks, Inc.	*	670	11,705
Hickory Tech Corporation		651	6,308
IDT Corporation Class B	†	4,800	40,176

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Iowa Telecommunications Services, Inc.	†	2,702	$53,635
iPCS, Inc.	†	700	24,073
j2 Global Communications, Inc.	*	1,614	52,826
LCC International, Inc. Class A	*	1,000	3,440
Leap Wireless International, Inc.	*	2,100	170,877
Level 3 Communications, Inc.	*†	41,949	195,063
Mastec, Inc.	*	2,049	28,829
NeuStar, Inc. Class A	*†	3,140	107,671
NII Holdings, Inc. Class B	*	5,995	492,489
Novatel Wireless, Inc.	*†	1,358	30,759
NTELOS Holdings Corporation		2,700	79,542
PAETEC Holding Corporation	*	5,459	68,074
Qwest Communications International, Inc.	*†	62,767	574,946
RCN Corporation	*†	2,597	31,943
Rural Cellular Corporation Class A	*	1,265	55,028
SAVVIS, Inc.	*†	408	15,822
Sprint Nextel Corporation		115,766	2,199,554
SunCom Wireless Holdings, Inc. Class A	*	269	6,940
SureWest Communications		184	4,602
Telecommunication Systems, Inc.	*†	1,200	4,788
Telephone & Data Systems, Inc.		3,518	234,827
Time Warner Telecom, Inc. Class A	*	1,928	42,358
US Cellular Corporation	*	680	66,776
Verizon Communications, Inc.		114,552	5,072,363
Virgin Media, Inc.	†	10,479	254,325
Windstream Corporation	†	15,208	214,737
			22,840,548
Textiles, Clothing & Fabrics—0.4%
Albany International Corporation Class A		1,437	53,873
Brown Shoe Company, Inc.		1,791	34,745
Coach, Inc.	*	15,372	726,634
Columbia Sportswear Company		652	36,062
CROCS, Inc.	*†	3,600	242,100
Culp, Inc.	*	888	9,217
Genesco, Inc.	*	921	42,486
Guess ?, Inc.		3,548	173,958
Gymboree Corporation	*	1,400	49,336
Hanesbrands, Inc.	*	4,099	115,018
Iconix Brand Group, Inc.	*†	2,737	65,113
Interface, Inc. Class A		3,357	60,594
Jones Apparel Group, Inc.		4,641	98,064
Kellwood Company	†	1,170	19,949
Liz Claiborne, Inc.		4,930	169,247
Mohawk Industries, Inc.	*†	2,460	199,998
Mothers Work, Inc.	*	600	11,202
Oxford Industries, Inc.		936	33,808
Phillips-Van Heusen Corporation		1,267	66,492
Polo Ralph Lauren Corporation	†	2,143	166,618
Quiksilver, Inc.	*	4,288	61,318
Skechers U.S.A., Inc. Class A	*	1,935	42,764
Sport-Haley, Inc.	*	1,042	3,751
Steven Madden Ltd.		751	14,231
Tarrant Apparel Group	*	1,106	$1,371
Timberland Company Class A	*	2,970	56,311
VF Corporation		3,785	305,639
Warnaco Group, Inc. (The)	*	1,569	61,301
Wolverine World Wide, Inc.		2,589	70,939
			2,992,139
Transportation—1.5%
Alexander & Baldwin, Inc.	†	1,466	73,491
American Commercial Lines, Inc.	*†	2,000	47,460
Arctic Cat, Inc.	†	1,857	30,381
Arkansas Best Corporation		903	29,492
Brunswick Corporation		3,797	86,799
Burlington Northern Santa Fe Corporation		14,190	1,151,802
CSX Corporation		17,764	759,056
Carnival Corporation		17,238	834,836
CH Robinson Worldwide, Inc.	†	7,150	388,174
Con-way, Inc.		2,160	99,360
Expedia, Inc.	*	12,018	383,134
Expeditors International Washington, Inc.		8,772	414,916
Fleetwood Enterprises, Inc.	*†	1,750	14,963
Forward Air Corporation		1,431	42,615
Freightcar America, Inc.		900	34,380
GATX Corporation		1,766	75,497
General Maritime Corporation		1,897	52,945
Genesee & Wyoming, Inc. Class A	*	1,576	45,452
Gulfmark Offshore, Inc.	*	1,000	48,660
Heartland Express, Inc.	†	4,220	60,262
Horizon Lines, Inc. Class A		2,035	62,129
Hornbeck Offshore Services, Inc.	*	1,800	66,060
HUB Group, Inc. Class A	*	2,400	72,072
JB Hunt Transport Services, Inc.		3,964	104,253
Kansas City Southern	*†	2,513	80,843
Kirby Corporation	*	2,358	104,082
Laidlaw International, Inc.		3,900	137,358
Landstar System, Inc.		2,256	94,684
Macquarie Infrastructure Company LLC		2,000	77,180
Mobile Mini, Inc.	*	2,000	48,320
Norfolk Southern Corporation		16,102	835,855
Old Dominion Freight Line, Inc.	*	1,783	42,739
Overseas Shipholding Group		1,587	121,929
P.A.M. Transportation Services, Inc.	*	338	6,084
Pacer International, Inc.		1,664	31,699
Polaris Industries, Inc.	†	1,858	81,046
Royal Caribbean Cruises Ltd.	†	4,300	167,829
Saia, Inc.	*	1,662	27,473
Sirva, Inc.	*	517	357
Teekay Corporation (Bahama Islands)	†	1,691	99,448
Thor Industries, Inc.	†	1,221	54,933
Trinity Industries, Inc.	†	3,051	114,535
UTI Worldwide, Inc. (Luxembourg)		2,208	50,740
Union Pacific Corporation	†	10,489	1,185,886
United Parcel Service, Inc. Class B		25,262	1,897,176
Wabtec Corporation		1,737	65,068
Werner Enterprises, Inc.	†	2,915	49,992
YRC Worldwide, Inc.	*†	2,278	62,235
			10,415,680

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Water Companies—0.0%
American States Water Company	500	$19,500
Aqua America, Inc. †	4,329	98,182
California Water Service Group	965	37,143
Connecticut Water Service, Inc.	500	11,580
Pico Holdings, Inc. *	1,150	47,783
SJW Corporation	1,010	34,481
		248,669
TOTAL COMMON STOCKS
(Cost $398,448,145)		673,280,285

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
4.040%	12/20/2007	**
(Cost $535,031)			$540,000	535,031

		Shares	Value
RIGHTS—0.0%
Heavy Construction—0.0%
Levitt Corporation Class A Rights, Expires 10/01/2007	‡	3,847	39
Textiles, Clothing & Fabrics—0.0%
Mossimo, Inc. Rights, Expires TBD	‡d	2,806	—
TOTAL RIGHTS
(Cost $0)			39

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Pegasus Wireless Corporation Warrants, Expires 08/11/2008	‡d	540	—
(Cost $0)			—

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—9.0%
Institutional Money Market Funds—0.7%
Reserve Primary Money Market Fund
5.380%	10/01/2007	††	$4,651,837	4,651,837
Bank & Certificate Deposits/Offshore Time Deposits—8.1%
ABN Amro Bank NV
4.970%	10/24/2007	††	1,713,830	1,713,830
Bank of Montreal
5.520%	10/15/2007	††	734,501	734,501
Bank of Nova Scotia
5.540%	10/17/2007	††	$734,501	$734,501
Bank of Nova Scotia
5.340%	10/19/2007	††	1,958,668	1,958,668
Bank of Nova Scotia
5.000%	10/25/2007	††	979,334	979,334
Barclays
5.330%	10/15/2007	††	1,224,168	1,224,168
Barclays
5.330%	11/05/2007	††	1,224,168	1,224,168
Barclays
5.320%	10/09/2007	††	489,667	489,667
BNP Paribas
5.420%	10/15/2007	††	489,667	489,667
BNP Paribas
5.200%	10/01/2007	††	2,448,335	2,448,335
BNP Paribas
5.000%	10/25/2007	††	1,713,835	1,713,835
Calyon
5.500%	10/16/2007	††	734,501	734,501
Calyon
5.330%	11/07/2007	††	734,501	734,501
Calyon
5.250%	10/01/2007	††	4,896,670	4,896,670
Canadian Imperial Bank of Commerce
5.340%	11/09/2007	††	734,501	734,501
Dexia Group
5.100%	11/05/2007	††	734,501	734,501
Fortis Bank
5.250%	10/01/2007	††	1,469,001	1,469,001
Lloyds TSB Bank
5.650%	10/12/2007	††	1,958,668	1,958,668
Merrill Lynch & Company
4.950%	10/01/2007	††	3,917,336	3,917,336
Morgan Stanley & Company
4.950%	10/01/2007	††	3,427,669	3,427,669
National Australia Bank
5.190%	10/01/2007	††	4,407,003	4,407,003
Nordea Bank Finland PLC
5.450%	10/23/2007	††	1,224,168	1,224,168
Rabobank Nederland
5.000%	10/04/2007	††	734,501	734,501
Rabobank Nederland
4.910%	10/03/2007	††	1,469,001	1,469,001
Royal Bank of Scotland
5.450%	10/19/2007	††	734,501	734,501
Royal Bank of Scotland
5.430%	10/26/2007	††	1,224,168	1,224,168
Royal Bank of Scotland
5.330%	11/07/2007	††	489,667	489,667
Societe Generale
5.120%	11/01/2007	††	1,224,168	1,224,168
Societe Generale
4.950%	10/22/2007	††	979,334	979,334
Svenska Handlesbanken
5.200%	10/01/2007	††	5,145,298	5,145,298
Toronto Dominion Bank
5.610%	10/12/2007	††	1,469,001	1,469,001
Toronto Dominion Bank
5.320%	10/03/2007	††	1,224,168	1,224,168
Toronto Dominion Bank
5.320%	10/09/2007	††	979,334	979,334
UBS AG
5.450%	10/22/2007	††	734,501	734,501
UBS AG
5.370%	11/08/2007	††	734,501	734,501

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Broad
Market Index Fund

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—(Continued)
UBS Finance AG
5.580%	10/01/2007	††	$734,501	$734,501
				55,825,837
Floating Rate Instruments/Master Notes—0.2%
Wells Fargo
5.450%	10/12/2007	††	1,224,168	1,224,168
TOTAL CASH EQUIVALENTS
(Cost $61,701,842)				61,701,842

REPURCHASE AGREEMENTS—1.7%
State Street Bank & Trust Company Repurchase Agreement, dated 09/28/2007, due 10/01/2007, with a maturity value of $11,541,172 and an effective yield of 4.15%, collateralized by a U.S. Government Agency Obligation, with a rate of 6.252%, a maturity date of 11/15/2033, and an aggregate market value of $11,768,218.			11,537,182	11,537,182
TOTAL INVESTMENTS—108.8%
(Cost $472,222,200)				747,054,379
Other assets less liabilities—(8.8%)				(60,713,678)
NET ASSETS—100.0%				$686,340,701

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

d	Security has no market value at 09/30/2007.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—97.3%
Advertising—0.3%
Catalina Marketing Corporation	*	2,132	$69,055
Clear Channel Outdoor Holdings, Inc. Class A	*	2,470	62,985
Getty Images, Inc.	*	2,522	70,212
Jupitermedia Corporation	*	4,020	25,447
Lamar Advertising Company	†	4,390	214,978
Marchex, Inc. Class B	†	2,710	25,772
Valueclick, Inc.	*	5,985	134,423
			602,872
Aerospace & Defense—0.5%
AAR Corporation	*†	2,170	65,838
Alliant Techsystems, Inc.	*	1,931	211,058
Fairchild Corporation (The) Class A	*	3,266	6,532
Gencorp, Inc.	*	4,016	48,031
Heico Corporation Class A		1,598	63,121
Kaman Corporation Class A		1,920	66,355
Kreisler Manufacturing Corporation	*	1,250	22,312
Orbital Sciences Corporation	*†	3,534	78,596
Sequa Corporation Class A	*	430	71,285
Spirit Aerosystems Holdings, Inc. Class A	*	6,035	235,003
TransDigm Group, Inc.	*	1,604	73,319
Triumph Group, Inc.	†	1,050	85,795
			1,027,245
Agriculture, Forestry & Fishing—0.2%
Andersons, Inc.		1,222	58,680
Griffin Land & Nurseries, Inc.	*	650	23,738
Margo Caribe, Inc. (Puerto Rico)	*	1,022	4,343
Pilgrim’s Pride Corporation		2,376	82,518
Seaboard Corporation	†	23	45,080
Terra Industries, Inc.	*†	5,833	182,340
			396,699
Airlines—0.9%
AMR Corporation	*†	13,390	298,463
Air T, Inc.		563	5,771
Airnet Systems, Inc.	*	2,610	6,603
Airtran Holdings, Inc.	*†	4,678	46,032
Alaska Air Group, Inc.	*	2,394	55,277
Atlas Air Worldwide Holdings, Inc.	*	765	39,497
Bristow Group, Inc.	*	1,533	67,007
Continental Airlines, Inc. Class B	*	5,573	184,076
Delta Air Lines, Inc.	*	14,477	259,862
ExpressJet Holdings, Inc.	*	3,876	11,977
Frontier Airlines Holdings, Inc.	*	4,204	26,023
JetBlue Airways Corporation	*†	9,694	89,379
Mesa Air Group, Inc.	*	2,928	13,000
Midwest Air Group, Inc.	*	1,743	28,672
Northwest Airlines Corporation	*	15,402	274,156
PHI, Inc.	*	774	23,328
Pinnacle Airlines Corporation	*†	930	14,899
Skywest, Inc.		3,850	96,904
UAL Corporation	*†	5,848	272,107
US Airways Group, Inc.	*	4,154	109,042
			1,922,075
Apparel Retailers—0.9%
Aeropostale, Inc.	*	4,295	81,853
American Eagle Outfitters, Inc.		11,014	289,778
AnnTaylor Stores Corporation	*	3,874	$122,690
Bebe Stores, Inc.		2,040	29,845
Big Dog Holdings, Inc.	*†	1,621	25,158
Buckle, Inc. (The)		1,042	39,533
Cache, Inc.	*	2,130	38,020
Carter’s, Inc.	*	2,956	58,972
Casual Male Retail Group, Inc.	*†	2,471	22,140
Cato Corporation Class A		1,762	36,015
Charlotte Russe Holding, Inc.	*	1,100	16,104
Charming Shoppes, Inc.	*†	6,239	52,408
Chico’s FAS, Inc.	*	10,171	142,903
Children’s Place	*	1,134	27,534
Christopher & Banks Corporation		2,379	28,833
Collective Brands, Inc.	*	3,634	80,166
Dress Barn, Inc.	*	2,592	44,090
Eddie Bauer Holdings, Inc.	*	2,438	20,967
Finish Line Class A		3,184	13,819
HOT Topic, Inc.	*	2,815	21,000
J Crew Group, Inc.	*	2,479	102,878
JOS A. Bank Clothiers, Inc.	*†	1,078	36,027
Pacific Sunwear of California, Inc.	*	5,046	74,681
Ross Stores, Inc.		8,397	215,299
Stage Stores, Inc.		2,236	40,762
Talbots, Inc.	†	1,205	21,690
Tween Brands, Inc.	*†	2,072	68,044
Under Armour, Inc. Class A	*†	1,800	107,676
United Retail Group, Inc.	*	1,000	13,590
Urban Outfitters, Inc.	*	6,852	149,374
Wet Seal, Inc. (The) Class A	*	4,497	17,403
Wilsons The Leather Experts, Inc.	*	2,979	5,094
			2,044,346
Automotive—1.3%
A.O. Smith Corporation		1,478	64,855
Aftermarket Technology Corporation	*	1,503	47,705
American Axle & Manufacturing Holdings, Inc.		2,814	71,053
America’s Car Mart, Inc.	*	1,569	17,745
Amerigon, Inc.	*	2,108	36,489
ArvinMeritor, Inc.	†	3,702	62,268
Asbury Automotive Group, Inc.		2,072	41,046
BorgWarner, Inc.		3,406	311,751
Carmax, Inc.	*†	12,346	250,994
Clarcor, Inc.		2,844	97,293
Coachmen Industries, Inc.		2,275	15,242
Copart, Inc.	*	4,147	142,615
Exide Technologies, Inc.	*†	4,861	31,598
Federal Signal Corporation		3,130	48,077
Force Protection, Inc.	*†	3,780	81,875
Group 1 Automotive, Inc.		1,591	53,410
Harsco Corporation		5,056	299,669
Keystone Automotive Industries, Inc.	*	1,143	54,590
Lear Corporation	*	3,801	122,012
Lithia Motors, Inc. Class A		863	14,723
LKQ Corporation	*†	3,180	110,696
Monaco Coach Corporation		1,376	19,305
Noble International Ltd.		1,109	23,611
Oshkosh Truck Corporation		4,330	268,330
Penske Auto Group, Inc.	†	2,086	42,221
PEP Boys-Manny Moe & Jack	†	3,451	48,418
Proliance International, Inc.	*	2,240	4,726
Rush Enterprises, Inc. Class A	*	1,100	27,885
Sonic Automotive, Inc.		1,869	44,744
Spartan Motors, Inc.	†	1,650	27,769
Standard Motor Products, Inc.		2,540	23,876
Strattec Security Corporation		124	5,768

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Superior Industries International, Inc.	†	2,013	$43,662
Tenneco Automotive, Inc.	*	2,430	75,354
Titan International, Inc.	†	1,768	56,435
TRW Automotive Holdings Corporation	*	3,028	95,927
Visteon Corporation	*	8,265	42,565
	Wabash National Corporation	2,596	29,309
Winnebago Industries, Inc.	† ††	1,714	40,930
			2,896,541
Banking—5.2%
	1st Source Corporation	1,180	27,022
	Advance America Cash Advance Centers, Inc.	3,290	35,104
	Advanta Corporation Class A	2,170	52,883
	Alabama National Bancorp	1,325	103,244
Alliance Bankshares Corporation	*	745	7,308
	Amcore Financial, Inc.	2,013	50,164
	AmericanWest Bancorp	1,951	38,259
AmeriCredit Corporation	*†	6,459	113,549
Ameris Bancorp	†	1,414	25,565
	Anchor Bancorp Wisconsin, Inc.	1,412	38,124
	Arrow Financial Corporation	490	10,923
	Associated Banc Corporation	7,454	220,862
Asta Funding, Inc.	†	650	24,908
	Astoria Financial Corporation	5,705	151,354
	BancFirst Corporation	642	28,807
	Bancorpsouth, Inc.	4,522	109,885
BancTrust Financial Group, Inc.	†	1,600	25,472
	Bank Mutual Corporation	5,557	65,517
	Bank of Hawaii Corporation	3,094	163,518
Bank of the Ozarks, Inc.	†	1,070	32,667
	BankAtlantic Bancorp, Inc. Class A	3,411	29,573
	Bankunited Financial Corporation Class A	2,413	37,498
	Banner Corporation	990	34,046
Beneficial Mutual Bancorp, Inc.	*	3,251	31,697
	Blue River Bancshares, Inc.	2,545	12,572
	BOK Financial Corporation	1,447	74,390
Boston Private Financial Holdings, Inc.	†	2,447	68,124
	Brookline Bancorp, Inc.	3,836	44,459
	Bryn Mawr Bank Corporation	1,548	33,684
	Camden National Corporation	740	25,885
	Capital Bank Corporation	1,283	19,245
Capital City Bank Group, Inc.	†	738	23,026
Capitol Bancorp Ltd.	†	1,172	29,101
	Capitol Federal Financial	1,516	51,847
	Cardinal Financial Corporation	2,163	21,608
Cascade Bancorp	†	2,003	44,587
	Cascade Financial Corporation	1,063	16,296
	Cathay General Bancorp	2,844	91,605
Centennial Bank Holdings, Inc.	*	4,150	26,560
	Center Financial Corporation	1,451	20,183
	Central Pacific Financial Corporation	1,889	55,159
	CFS Bancorp, Inc.	1,873	26,409
	Charter Financial Corporation	350	18,900
Chemical Financial Corporation	†	1,637	39,697
	Chittenden Corporation	2,922	102,738
	Citizens Republic Bancorp Inc.	4,252	68,500
	City Bank, Lynnwood, WA	1,647	47,302
	City Holding Company	1,410	51,338
	City National Corporation	2,489	173,010
	CoBiz Financial, Inc.	1,800	30,816
	Colonial BancGroup, Inc. (The)	9,757	210,946
	Columbia Banking System, Inc.	1,330	$42,321
	Commerce Bancshares, Inc.	4,393	201,595
Community Bancorp	*	1,010	25,391
	Community Bank System, Inc.	1,892	36,932
	Community Banks, Inc.	1,641	48,885
	Community Trust Bancorp, Inc.	1,028	30,881
CompuCredit Corporation	*†	1,518	32,956
Corus Bankshares, Inc.	†	2,102	27,368
	Cullen/Frost Bankers, Inc.	3,687	184,792
	CVB Financial Corporation	4,084	47,783
	Dime Community Bancshares	1,638	24,521
Downey Financial Corporation	†	1,289	74,504
	Eastern Virginia Bankshares, Inc.	701	13,662
	East-West Bancorp, Inc.	3,540	127,298
Euronet Worldwide, Inc.	*	2,924	87,047
	Fidelity Southern Corporation	1,382	20,633
Financial Federal Corporation	†	1,515	42,435
	Financial Institutions, Inc.	750	13,560
	First Bancorp North Carolina	1,473	30,020
	First Bancorp Puerto Rico	3,926	37,297
	First Charter Corporation	2,913	87,885
	First Citizens BancShares, Inc. Class A	389	67,842
First Commonwealth Financial Corporation	†	4,595	50,821
First Community Bancorp	†	1,714	93,773
	First Financial Bancorp	3,075	39,298
	First Financial Bankshares, Inc.	1,566	62,922
	First Financial Holdings, Inc.	990	30,967
	First Financial Service Corporation	989	26,948
	First Indiana Corporation	1,200	37,584
First Marblehead Corporation (The)	†	3,414	129,493
	First Merchants Corporation	1,625	35,035
	First Midwest Bancorp, Inc.	3,492	119,287
	First Niagara Financial Group, Inc.	5,990	84,758
	First of Long Island Corporation (The)	986	19,158
	First State Bancorporation	1,161	22,802
FirstFed Financial Corporation	*†	1,033	51,185
	FirstMerit Corporation	5,161	101,981
Flagstar Bancorp, Inc.	†	2,770	26,952
	Flushing Financial Corporation	1,450	24,360
FNB Corporation	†	4,487	74,215
Franklin Bank Corporation	*	1,930	17,756
Fremont General Corporation	†	3,340	13,026
Frontier Financial Corporation	†	2,974	69,383
	Fulton Financial Corporation	11,491	165,241
Glacier Bancorp, Inc.	†	3,454	77,784
Great Lakes Bancorp, Inc.	*	791	10,639
Great Southern Bancorp, Inc.	†	470	11,675
Hallwood Group, Inc.	*	100	7,900
	Hancock Holding Company	1,772	71,022
	Hanmi Financial Corporation	2,860	44,301
Harleysville National Corporation	†	2,124	33,750
	Harrington West Financial Group, Inc.	1,172	18,506
	Heritage Commerce Corporation	1,180	24,981
	Heritage Financial Corporation	972	21,433
	Horizon Financial Corporation	1,660	33,665
	Horizon Financial Services Corporation	450	2,880
	Iberiabank Corporation	687	36,171
	Imperial Capital Bancorp, Inc.	680	19,210
	Independent Bank Corporation (Massachusetts)	1,484	44,075
	Independent Bank Corporation (Michigan)	1,384	15,293

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
IndyMac Bancorp, Inc. †	4,412	$104,167
Integra Bank Corporation	1,659	30,078
International Bancshares Corporation	3,273	71,024
Irwin Financial Corporation	1,296	14,282
Kearny Financial Corporation	1,000	12,790
KNBT Bancorp, Inc.	1,653	27,341
Lakeland Financial Corporation †	1,455	33,625
Macatawa Bank Corporation †	1,599	21,634
MainSource Financial Group, Inc.	1,732	30,535
MB Financial, Inc.	2,091	72,261
Medallion Financial Corporation	2,518	27,421
Merchants Bancshares, Inc.	572	13,299
Midsouth Bancorp, Inc.	526	12,047
Midwest Banc Holdings, Inc. †	1,420	20,973
MidWestOne Financial Group, Inc.	1,573	28,597
Mitcham Industries, Inc. *	1,100	21,208
Nara Bancorp, Inc.	2,060	32,177
NASB Financial, Inc.	529	18,991
National Penn Bancshares, Inc. †	3,580	58,573
NBT Bancorp, Inc.	2,320	50,437
Nelnet, Inc. Class A	1,351	24,642
New York Community Bancorp, Inc.	16,690	317,944
NewAlliance Bancshares, Inc. †	7,265	106,650
Northern States Financial Corporation	773	17,006
Northwest Bancorp, Inc. †	1,598	45,479
Ocwen Financial Corporation *†	3,062	28,875
Old National Bancorp †	3,796	62,900
Old Second Bancorp, Inc.	940	26,790
Omega Financial Corp.	1,100	29,051
Oriental Financial Group (Puerto Rico)	2,140	24,610
Pacific Capital Bancorp †	2,664	70,063
Pacific Premier Bancorp, Inc. *	977	10,327
Park National Corporation †	884	77,085
Parkvale Financial Corporation	1,077	31,233
Partners Trust Financial Group, Inc.	3,310	40,283
Peapack Gladstone Financial Corporation	390	10,003
Peoples Bancorp, Inc.	1,235	32,332
Peoples Financial Corporation	884	17,680
Peoples United Financial, Inc.	8,163	141,057
PFF Bancorp, Inc.	1,563	23,976
Popular, Inc. (Puerto Rico) †	14,776	181,449
PrivateBancorp, Inc. †	1,270	44,247
Prosperity Bancshares, Inc. †	3,020	100,143
Provident Bankshares Corporation	1,869	58,556
Provident Financial Services, Inc.	3,604	58,997
Provident New York Bancorp	3,488	45,728
Renasant Corporation	1,215	26,280
Republic Bancorp, Inc. Class A	1,024	16,220
Riverview Bancorp, Inc.	2,602	38,640
Royal Bancshares of Pennsylvania Class A	882	19,333
S&T Bancorp, Inc.	1,478	47,429
S.Y. Bancorp, Inc.	1,060	28,662
Sandy Spring Bancorp, Inc.	1,234	37,168
Santander Bancorp (Puerto Rico)	511	6,561
Security Bank Corporation †	2,170	27,168
Shore Bancshares, Inc.	828	19,988
Signature Bank of New York *	1,670	58,834
Simmons First National Corporation Class A	911	23,996
South Financial Group, Inc. (The)	4,884	111,062
SouthFirst Bancshares, Inc.	400	3,900
Southwest Bancorp, Inc.	1,320	24,842
State Bancorp, Inc.	988	$16,104
Sterling Bancorp, NY	1,691	23,674
Sterling Bancshares, Inc.	5,677	64,775
Sterling Financial Corporation (Pennsylvania)	1,558	26,720
Sterling Financial Corporation (Washington) †	2,928	78,792
Student Loan Corporation	247	44,539
Suffolk Bancorp	1,100	35,266
Susquehanna Bancshares, Inc. †	2,892	58,129
SVB Financial Group *†	2,178	103,150
TCF Financial Corporation	7,556	197,816
Texas Capital Bancshares, Inc. *	1,870	40,654
TierOne Corporation	933	24,697
Tompkins Financial Corp.	665	26,400
Trustco Bank Corporation †	4,645	50,770
Trustmark Corporation	3,786	106,159
UCBH Holdings, Inc.	6,596	115,298
UMB Financial Corporation	1,918	82,205
Umpqua Holdings Corporation	4,413	88,304
Union Bankshares Corporation	1,185	26,911
UnionBanCal Corporation	3,352	195,790
United Bankshares, Inc.	2,205	67,120
United Community Banks, Inc. †	2,710	66,449
United Western Bancorp, Inc.	974	20,590
Valley National Bancorp	7,667	170,054
W Holding Company, Inc. (Puerto Rico) †	6,219	13,931
Washington Federal, Inc.	5,612	147,371
Washington Trust Bancorp, Inc.	960	25,891
Webster Financial Corporation	3,649	153,696
Wesbanco, Inc. †	1,500	37,470
West Coast Bancorp	1,290	36,649
Westamerica Bancorporation †	1,709	85,125
Western Alliance Bancorp *†	1,796	42,332
Westfield Financial, Inc.	4,068	39,500
Whitney Holding Corporation	3,916	103,304
Willow Financial Bancorp, Inc.	1,237	15,376
Wilmington Trust Corporation	4,114	160,035
Wintrust Financial Corporation	1,718	73,341
World Acceptance Corporation *†	1,219	40,325
WSFS Financial Corporation	610	38,064
		11,523,199
Beverages, Food & Tobacco—1.8%
Alliance One International, Inc. *†	6,420	41,987
American Italian Pasta Company Class A *†	2,837	23,363
Boston Beer Co., Inc. Class A *	1,180	57,419
Bridgford Foods Corporation *	560	3,903
Bunge Ltd.	7,165	769,879
Central European Distribution Corporation *	2,129	102,000
Chiquita Brands International, Inc. *†	3,049	48,266
Coca-Cola Bottling Company Consolidated	437	26,351
Corn Products International, Inc.	4,426	203,021
Del Monte Foods Company	11,215	117,757
Diamond Foods, Inc.	1,375	28,407
Farmer Brothers Company	930	23,138
Flowers Foods, Inc.	5,145	112,161
Fresh Del Monte Produce, Inc. (Cayman Islands)	2,097	60,289
Green Mountain Coffee Roasters, Inc. *	1,500	49,785
Hain Celestial Group, Inc. *	2,166	69,594
Hansen Natural Corporation *	4,163	235,959
Hormel Foods Corporation	4,543	162,549

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Inventure Group, Inc. (The)	*	683	$1,496
JM Smucker Company (The)		3,475	185,634
John B. Sanfilippo & SON	*	370	3,023
Jones Soda Co.	*†	1,928	23,252
Lancaster Colony Corporation		1,510	57,637
Lance, Inc.		2,511	57,803
Loews Corporation—Carolina Group		6,434	529,068
M&F Worldwide Corporation	*	781	39,198
Matrixx Initiatives, Inc.	*	1,810	35,766
Nash Finch Company	†	1,190	47,398
Peet’s Coffee & Tea, Inc.	*	1,297	36,199
PepsiAmericas, Inc.		3,812	123,661
Performance Food Group Company	*	1,907	57,458
Ralcorp Holdings, Inc.	*	1,618	90,317
Reliv International, Inc.		1,110	11,100
Sanderson Farms, Inc.	†	860	35,836
Smithfield Foods, Inc.	*	7,554	237,951
Spartan Stores, Inc.		1,780	40,103
Tootsie Roll Industries, Inc.		1,714	45,472
Topps Company, Inc. (The)		2,256	21,861
TreeHouse Foods, Inc.	*	2,074	56,102
United Natural Foods, Inc.	*†	2,024	55,093
Universal Corporation	†	1,379	67,502
Vector Group Ltd.	†	2,390	53,555
			4,048,313
Building Materials—0.8%
Amcol International Corporation		1,767	58,470
Anixter International, Inc.	*†	1,724	142,144
Beacon Roofing Supply, Inc.	*†	2,640	26,981
Building Material Holding Corporation	†	1,800	19,044
Cabot Microelectronics Corporation	*†	1,450	61,987
Carbo Ceramics, Inc.	†	1,203	61,028
Carlisle Companies, Inc.		3,730	181,278
Drew Industries, Inc.	*	1,570	63,868
Eagle Materials, Inc.	†	2,611	93,317
Florida Rock Industries, Inc.		2,988	186,720
Interline Brands, Inc.	*	2,320	53,337
Jewett-Cameron Trading Ltd. (Canada)	*	1,575	14,159
Martin Marietta Materials, Inc.	†	2,567	342,823
Numerex Corporation Class A	*	1,800	15,300
Owens Corning, Inc.	*†	5,373	134,594
Rock of Ages Corporation	*	1,387	8,447
US Concrete, Inc.	*	4,770	31,434
US Home Systems, Inc.	*	1,292	9,238
USG Corporation	*†	4,868	182,793
Wesco International, Inc.	*	2,870	123,238
			1,810,200
Chemicals—2.5%
A. Schulman, Inc.		1,444	28,490
Aceto Corporation		1,070	9,630
AEP Industries, Inc.	*	373	15,793
Airgas, Inc.		4,026	207,862
Albemarle Corporation		4,694	207,475
Arch Chemicals, Inc.		1,211	56,772
Balchem Corporation Class B		1,080	22,043
Cabot Corporation		3,324	118,102
Calgon Carbon Corporation	*†	4,550	63,518
Celanese Corporation Class A		9,053	352,886
CF Industries Holdings, Inc.		3,230	245,189
Chemtura Corporation		13,115	116,592
Church & Dwight, Inc.	†	3,821	$179,740
Compass Minerals International, Inc.		2,020	68,761
Cooper Tire & Rubber Company		3,864	94,282
Cytec Industries, Inc.		2,425	165,846
Empire Financial Holding Company	*	1,550	1,844
FMC Corporation		4,388	228,264
Georgia Gulf Corporation	†	1,719	23,894
HB Fuller Company		3,410	101,209
Huntsman Corporation		5,278	139,814
Landec Corporation	*	3,037	46,952
LSB Industries, Inc.	*†	1,412	33,394
Lubrizol Corporation		4,110	267,397
Lyondell Chemical Company		13,624	631,472
Minerals Technologies, Inc.	†	1,108	74,236
Mosaic Company (The)	*	8,570	458,666
Myers Industries, Inc.		1,717	34,031
Nalco Holding Co.		8,243	244,405
NewMarket Corporation		1,132	55,898
NL Industries, Inc.		412	4,668
NuCo2, Inc.	*	761	19,588
Olin Corporation		4,587	102,657
OM Group, Inc.	*	1,896	100,128
Omnova Solutions, Inc.	*	3,769	21,785
Penford Corporation		786	29,632
Pharmos Corporation	*	1,375	1,224
PolyOne Corporation	*	4,683	34,982
Rockwood Holdings, Inc.	*	2,500	89,575
Scotts Miracle-Gro Company (The) Class A		2,994	127,993
Sensient Technologies Corporation		2,948	85,109
Spartech Corporation		2,131	36,355
SurModics, Inc.	*†	1,185	58,077
Trex Company, Inc.	*†	732	8,140
Tronox, Inc. Class A		3,753	34,903
Tupperware Corporation		3,940	124,071
UAP Holding Corporation		2,160	67,738
Unifi, Inc.	*	9,669	26,590
USEC, Inc.	*†	5,447	55,832
Valhi, Inc.		741	17,599
W.R. Grace & Company	*†	3,690	99,113
Wellman, Inc.		9,169	22,006
West Pharmaceutical Services, Inc.		1,706	71,072
Westlake Chemical Corp.		800	20,264
			5,553,558
Coal—0.4%
Alliance Resource Partners, LP		1,280	42,918
Alpha Natural Resources, Inc.	*	4,187	97,264
Arch Coal, Inc.		8,196	276,533
Evergreen Energy, Inc.	*†	4,470	22,797
Foundation Coal Holdings, Inc.		2,690	105,448
International Coal Group, Inc.	*†	7,310	32,456
James River Coal Company	*†	1,950	12,090
Massey Energy Company		4,323	94,328
Natural Resource Partners, LP		2,000	62,360
Penn Virginia Resource Partners, LP		1,440	39,456
Westmoreland Coal Company	*	1,390	27,703
			813,353
Commercial Services—5.5%
Aaron Rents, Inc.		2,599	57,958
ABM Industries, Inc.		2,991	59,760
Accenture Ltd. Class A (Bermuda)		34,782	1,399,975
ACCO Brands Corporation	*†	3,258	73,110
Administaff, Inc.		1,663	60,367
Advisory Board Company (The)	*	1,300	76,011
Aecom Technology Corp.	*	2,260	78,942

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Aircastle Ltd. (Bermuda)	†	1,550	$51,801
Amerco, Inc.	*	547	34,713
American Reprographics Company	*†	2,318	43,393
AmeriGas Partners, LP		2,300	82,110
AMN Healthcare Services, Inc.	*	2,247	42,086
Angelica Corporation		1,241	24,460
APAC Customer Services, Inc.	*	1,972	4,969
Asset Acceptance Capital Corporation		728	8,445
Avis Budget Group, Inc.	*	6,267	143,452
Barrett Business Services, Inc.		1,740	41,464
BearingPoint, Inc.	*	10,066	40,767
Bowne & Company, Inc.		1,575	26,239
Brink’s Company (The)		2,529	141,321
Casella Waste Systems, Inc. Class A	*	2,380	29,845
CDI Corporation		711	19,823
Cenveo, Inc.	*†	2,792	60,391
Chemed Corporation		1,472	91,500
Clean Harbors, Inc.	*†	1,010	44,965
Coinmach Service Corporation Class A		1,800	21,582
Coinstar, Inc.	*	1,725	55,493
Comfort Systems USA, Inc.		2,180	30,956
Consolidated Graphics, Inc.	*	777	48,788
Cornell Companies, Inc.	*	1,730	40,741
Corporate Executive Board Company	†	2,184	162,140
Courier Corporation		816	28,731
CRA International, Inc.	*	836	40,287
Daktronics, Inc.	†	2,300	62,606
Diamond Management & Technology Consultants, Inc.		1,432	13,174
Dollar Thrifty Automotive Group, Inc.	*†	1,428	49,537
Dun & Bradstreet Company		3,560	351,052
Edgewater Technology, Inc.	*	1,533	13,352
Emcor Group, Inc.	*	4,008	125,691
Ennis Business Forms, Inc.		2,217	48,863
EPIQ Systems, Inc.	*†	2,722	51,228
Equifax, Inc.		1	38
eResearch Technology, Inc.	*†	2,056	23,418
Exponent, Inc.	*	1,790	44,911
First Advantage Corporation Class A	*	630	11,132
First Consulting Group, Inc.	*	3,067	31,590
Forrester Research, Inc.	*	963	22,698
FTI Consulting, Inc.	*†	2,345	117,977
Furmanite Corporation	*	4,100	37,310
G&K Services, Inc. Class A		1,576	63,355
Gevity HR, Inc.		1,764	18,081
Greenfield Online, Inc.	*	955	14,564
H&E Equipment Services, Inc.	*	1,490	26,790
Harris Interactive, Inc.	*	6,590	28,403
Healthcare Services Group, Inc.		2,987	60,536
Heidrick & Struggles International, Inc.	*	1,291	47,057
Hewitt Associates, Inc. Class A	*	5,902	206,865
Hudson Highland Group, Inc.	*	1,880	23,932
Huron Consulting Group, Inc.	*†	982	71,313
I-many, Inc.	*	952	2,742
Inergy, LP		2,474	78,228
Internet Capital Group, Inc.	*	3,445	41,340
inVentiv Health, Inc.	*	2,050	89,831
Ipass, Inc.	*	6,163	25,885
Iron Mountain, Inc.	*	10,399	316,962
Jackson Hewitt Tax Service, Inc.		1,730	$48,371
Jacobs Engineering Group, Inc.	*	7,014	530,118
KBR, Inc.	*	9,573	371,145
Kelly Services, Inc. Class A		1,173	23,237
Kforce.com, Inc.	*	3,398	43,698
Korn Ferry International	*	2,475	40,862
Kratos Defense & Security Solutions, Inc.	*	2,399	6,573
Labor Ready, Inc.	*	3,035	56,178
Landauer, Inc.		599	30,525
Lazare Kaplan International	*	1,140	8,447
LECG Corporation	*	2,344	34,926
Lionbridge Technologies, Inc.	*	2,495	9,955
LoJack Corporation	*	1,880	35,645
Magellan Health Services, Inc.	*	2,460	99,827
Management Network Group, Inc.	*	1,600	3,664
Manpower, Inc.		5,084	327,155
MasterCard, Inc. Class A	†	3,566	527,661
Maximus, Inc.		1,558	67,898
Medical Staffing Network Holdings, Inc.	*	1,686	8,632
Metal Management, Inc.		1,620	87,804
Midas, Inc.	*	1,278	24,116
MoneyGram International, Inc.		4,671	105,518
Monro Muffler, Inc.		1,090	36,831
MPS Group, Inc.	*	6,503	72,508
MTC Technologies, Inc.	*	620	11,972
National Research Corporation		1,250	32,344
Navigant Consulting, Inc.	*†	3,254	41,196
Omnicell, Inc.	*	2,638	75,289
On Assignment, Inc.	*	3,093	28,889
Online Resources Corporation	*	2,780	35,139
Overland Storage, Inc.	*	1,282	2,205
PDI, Inc.	*	703	7,297
Pegasystems, Inc.		2,142	25,490
Perma-Fix Environmental Services	*	5,502	14,580
Pfsweb, Inc.	*	5,683	7,502
Phase Forward, Inc.	*	2,752	55,068
PHH Corporation	*	3,080	80,942
Portfolio Recovery Associates, Inc.	†	884	46,914
Possis Medical, Inc.	*	1,278	17,317
PRA International	*	1,380	40,572
Pre-Paid Legal Services, Inc.	*†	780	43,259
Presstek, Inc.	*†	2,015	12,634
Quanta Services, Inc.	*†	8,704	230,221
RCM Technologies, Inc.	*	1,593	10,434
Regis Corporation		2,708	86,412
Rent-A-Center, Inc.	*	4,059	73,590
Republic Services, Inc.		9,751	318,955
Resources Connection, Inc.		2,702	62,551
Rewards Network, Inc.	*	3,328	16,141
Rollins, Inc.		2,542	67,846
SAIC, Inc.	*†	5,725	109,863
Service Corporation International		17,884	230,704
Shaw Group, Inc. (The)	*	4,322	251,108
Sotheby’s Holdings, Inc. Class A	†	3,833	183,179
Spherion Corporation	*	2,689	22,211
Standard Register Company (The)		1,650	20,971
StarTek, Inc.		1,875	18,994
Steiner Leisure Ltd. (Bahama Islands)	*	990	42,966
Stericycle, Inc.	*	5,313	303,691
Suburban Propane Partners, LP		1,820	80,808
SupportSoft, Inc.	*	4,962	28,978
Tejon Ranch Company	*†	763	31,588
TeleTech Holdings, Inc.	*†	2,499	59,751
Tetra Tech, Inc.	*	3,204	67,668

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Travelcenters of America LLC	*	964	$31,426
TRC Companies, Inc.	*	998	10,539
TRM Corporation	*	780	702
United Rentals, Inc.	*	4,535	145,891
URS Corporation	*	3,112	175,672
Valassis Communications, Inc.	*	2,737	24,414
Varsity Group, Inc.	*	2,748	2,968
Viad Corporation		1,307	47,052
VistaPrint Ltd. (Bermuda)	*†	2,380	88,941
Volt Information Sciences, Inc.	*	1,251	22,068
WABCO Holdings, Inc.		3,324	155,397
Washington Group International, Inc.	*	1,720	151,033
Waste Connections, Inc.	*	4,555	144,667
Waste Industries USA, Inc.		1,297	37,120
Watson Wyatt Worldwide Inc.		2,570	115,496
Weight Watchers International, Inc.		2,447	140,849
Westaff, Inc.	*	942	3,909
Wind River Systems, Inc.	*	4,106	48,328
World Fuel Services Corporation		1,832	74,764
Wright Express Corporation	*	2,520	91,955
			12,298,770
Communications—2.2%
ADC Telecommunications, Inc.	*	6,490	127,269
AltiGen Communications, Inc.	*	4,110	6,453
American Tower Corporation Class A	*	24,900	1,084,146
Anadigics, Inc.	*†	3,457	62,503
Andrew Corporation	*	9,674	133,985
Applied Signal Technology, Inc.		2,274	30,744
Arris Group, Inc.	*	5,807	71,716
Avici Systems, Inc.		3,392	36,159
Blonder Tongue Laboratories	*	2,285	2,925
CalAmp Corporation	*	7,372	25,433
Carrier Access Corporation	*	5,178	19,676
C-COR.net Corporation	*	4,848	55,704
Centillium Communications, Inc.	*	1,589	2,670
Checkpoint Systems, Inc.	*	2,042	53,888
Clearwire Corporation Class A	*†	2,298	56,163
Comtech Telecommunications	*	1,350	72,211
Crown Castle International Corporation	*	16,004	650,243
Cubic Corporation		1,262	53,219
Ditech Networks, Inc.	*	3,980	20,975
EndWave Corporation	*	912	9,676
Entertainment Distribution Company, Inc.	*	5,333	6,826
Foundry Networks, Inc.	*	7,848	139,459
Globecomm Systems, Inc.	*	1,752	23,232
Harmonic, Inc.	*	5,690	60,371
Harris Corporation		7,840	453,074
Hungarian Telephone & Cable Corporation	*	712	13,998
ID Systems, Inc.	*	1,146	14,027
Integrated Telecom Express, Inc.	‡d	1,103	—
InterDigital, Inc.	*†	3,103	64,480
InterVoice, Inc.	*	4,035	37,889
Intraware, Inc.	*	783	4,573
Loral Space & Communications Ltd. (Bermuda)	*	660	26,235
Mindspeed Technologies, Inc.	*	4,010	6,657
NMS Communications Corporation	*	3,530	4,342
On2 Technologies, Inc.	*†	4,620	5,359
Openwave Systems, Inc.		4,311	18,882
Plantronics, Inc.		2,366	$67,549
Polycom, Inc.	*	5,312	142,680
Powerwave Technologies, Inc.	*†	8,448	52,040
Premiere Global Services, Inc.	*	3,644	46,097
Radyne Corporation	*	3,166	33,370
SBA Communications Corporation	*	5,573	196,615
SeaChange International, Inc.	*	3,359	23,244
Sirius Satellite Radio, Inc.	*†	75,822	264,619
Sonus Networks, Inc.	*†	12,770	77,897
Standard Microsystems Corporation	*	1,446	55,555
Symmetricom, Inc.	*	6,110	28,717
Syntax-Brillian Corporation	*†	4,531	18,441
Tekelec	*	3,640	44,044
TeleCorp PCS, Inc.	‡d	5,508	—
Terremark Worldwide, Inc.	*	3,200	22,944
Tollgrade Communications, Inc.	*	601	6,082
Universal Security Instruments, Inc.	*	266	4,655
Utstarcom, Inc.	*†	4,666	17,078
Verso Technologies, Inc.	*d	1	—
Viasat, Inc.	*	1,800	55,494
Westell Technologies, Inc. Class A	*	3,671	8,664
XM Satellite Radio Holdings, Inc. Class A	*†	18,480	261,862
Zhone Technologies, Inc.	*	3,916	4,660
Zix Corporation	*	1,016	1,951
Zoom Telephonics, Inc.	*	2,712	2,115
			4,891,535
Computer Software & Processing—5.2%
3D Systems Corporation	*†	1,159	27,376
Acacia Research—Acacia Technologies	*	1,430	20,992
ACI Worldwide, Inc.	*	1,859	41,549
ActivIdentity Corporation	*	5,830	30,199
Activision, Inc.	*	16,115	347,923
Actuate Corporation	*	6,674	43,047
Acxiom Corporation		4,224	83,593
Advent Software, Inc.	*	951	44,668
Alliance Data Systems Corporation	*	3,929	304,262
American Software, Inc. Class A		1,950	17,940
AMICAS, Inc.	*	2,496	7,338
answerthink, Inc.	*	2,851	9,380
Ansys, Inc.	*	4,156	142,011
Applied Digital Solutions, Inc.	*	4,675	4,301
Applix, Inc.	*	4,341	77,183
Arbitron, Inc.		1,628	73,814
Ariba, Inc.	*	4,717	50,849
Art Technology Group, Inc.	*	8,335	25,172
Aspen Technology, Inc.	*	2,980	42,674
Audible, Inc.	*†	3,113	40,469
Authorize.Net Holdings, Inc.	*	2,538	44,745
Autobytel, Inc.	*	4,755	15,501
Avocent Corporation	*	2,877	83,778
BEA Systems, Inc.	*	20,912	290,049
Bankrate, Inc.	*†	1,084	49,994
Blackbaud, Inc.		2,265	57,169
Blackboard, Inc.	*†	1,613	73,940
Blue Coat Systems, Inc.	*	1,067	84,037
Borland Software Corporation	*†	6,776	29,476
Bottomline Technologies, Inc.	*	1,490	18,670
Brady Corporation Class A		2,824	101,325
CMGI, Inc.	*	15,258	20,751
CNET Networks, Inc.	*†	8,481	63,183
CSG Systems International, Inc.	*	2,623	55,739

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
CACI International, Inc. Class A	*	1,719	$87,824
Cadence Design Systems, Inc.	*	16,601	368,376
Callidus Software, Inc.	*	2,703	23,246
Captaris, Inc.	*	3,554	18,801
Ceridian Corporation	*	8,614	299,250
Cerner Corporation	*†	3,818	228,355
Checkfree Corporation	*	4,227	196,725
Choicepoint, Inc.	*	4,713	178,717
Chordiant Software, Inc.	*	1,859	25,766
Ciber, Inc.	*	2,445	19,095
Clinical Data, Inc.	*	1,332	53,933
Cogent Communications Group, Inc.	*†	2,649	61,828
Cogent, Inc.	*†	1,940	30,419
Cognex Corporation		2,024	35,946
Concur Technologies, Inc.	*†	2,083	65,656
CoStar Group, Inc.	*†	1,140	60,933
Cybersource Corporation	*†	2,791	32,627
DST Systems, Inc.	*†	2,948	252,968
DealerTrack Holdings, Inc.	*	1,901	79,614
Deluxe Corporation		3,350	123,414
Digital River, Inc.	*†	2,337	104,581
Earthlink, Inc.	*	8,664	68,619
ebix.com, Inc.	*	1,755	87,136
Echelon Corporation	*†	1,770	44,268
Eclipsys Corporation	*†	2,677	62,428
Electro Rent Corporation		951	13,324
Electronics for Imaging	*	2,859	76,793
Entrust Technologies, Inc.	*	7,470	15,911
Epicor Software Corporation	*	3,383	46,584
ePresence, Inc.	‡d	1,173	—
eSpeed, Inc. Class A	*	3,650	31,134
Evolving Systems, Inc.	*	1,054	1,792
F5 Networks, Inc.	*	4,604	171,223
Factset Research Systems, Inc.		2,521	172,815
Fair Isaac Corporation	†	3,219	116,238
FalconStor Software, Inc.	*	1,374	16,557
Gartner Group, Inc. Class A	*	4,089	100,017
Gerber Scientific, Inc.	*	3,478	37,736
HLTH Corporation	*†	10,403	147,411
Hypercom Corporation	*	4,002	18,089
iGate Capital Corporation	*	2,997	25,684
IHS, Inc. Class A	*	2,000	112,980
Imergent, Inc.	†	1,043	23,394
Informatica Corporation	*	4,842	76,019
Infospace, Inc.		2,262	39,721
InfoUSA, Inc.		2,708	25,157
Innovative Solutions & Support, Inc.	*†	1,200	22,764
Integral Systems, Inc.		1,178	25,315
Interactive Data Corporation		2,351	66,298
Interactive Intelligence, Inc.	*	950	18,050
Internap Network Services Corporation	*†	3,720	52,712
Intersections, Inc.	*	1,900	19,399
Interwoven, Inc.	*	1,909	27,165
JDA Software Group, Inc.	*	2,379	49,150
Jack Henry & Associates, Inc.		5,229	135,222
Kenexa Corporation	*	1,628	50,110
Keynote Systems, Inc.	*	1,400	19,222
Knot, Inc. (The)	*†	1,493	31,741
Lawson Software, Inc.	*	8,950	89,589
LivePerson, Inc.	*	3,334	20,537
Looksmart	*	4,010	11,348
Magma Design Automation, Inc.	*	3,929	55,281
Manhattan Associates, Inc.	*	2,125	58,246
Mantech International Corporation Class A	*	1,168	$42,025
McAfee, Inc.	*	8,336	290,676
Mediware Information Systems	*	1,089	7,133
Mentor Graphics Corporation	*	5,458	82,416
MicroStrategy, Inc. Class A	*	544	43,161
MIVA, Inc.	*	6,581	31,062
Move, Inc.	*	12,712	35,085
Napster, Inc.	*	6,796	22,223
National Instruments Corporation		3,628	124,549
Navisite, Inc.	*	3,725	32,743
NAVTEQ Corporation	*	5,842	455,501
Neoware, Inc.	*	2,220	36,008
NetFlix, Inc.	*†	3,659	75,814
Netscout Systems, Inc.	*	3,784	41,246
Network Equipment Technologies, Inc.	*	2,454	35,583
NIC, Inc.		2,450	17,003
NVE Corporation	*†	771	23,994
Omniture, Inc.	*	2,415	73,223
Packeteer, Inc.	*	4,621	35,120
Parametric Technology Corporation	*	6,972	121,452
PDF Solutions, Inc.	*	3,093	30,559
Perficient, Inc.	*	2,090	45,708
Perot Systems Corporation Class A	*	5,641	95,389
Phoenix Technologies Ltd.	*	4,238	45,389
Plato Learning, Inc.	*	1,826	6,902
Progress Software Corporation	*†	2,503	75,841
QAD, Inc.		1,363	11,804
Quality Systems, Inc.	†	1,208	44,249
Quest Software, Inc.	*†	2,548	43,724
Radiant Systems, Inc.	*	2,709	42,883
Radisys Corporation	*	2,757	34,325
RealNetworks, Inc.	*	5,844	39,622
Red Hat, Inc.	*†	11,624	230,969
Renaissance Learning, Inc.	†	1,354	16,370
S1 Corporation	*	2,637	23,865
Saba Software, Inc.	*	1,576	7,691
Salesforce.com, Inc.	*†	5,220	267,890
Sapient Corporation	*	4,601	30,873
Scientific Learning Corporation	*	3,146	18,876
Secure Computing Corporation	*	3,114	30,299
Sonic Foundry, Inc.	*	6,100	13,115
SonicWall, Inc.	*	4,632	40,437
Source Interlink Companies, Inc.	*	5,950	20,944
SPSS, Inc.	*	1,231	50,643
SRA International, Inc. Class A	*	2,136	59,979
Stratasys, Inc.	*†	1,962	54,073
SumTotal Systems, Inc.	*	1,899	11,128
Sybase, Inc.	*	5,446	125,966
Sykes Enterprises, Inc.	*	1,424	23,653
SYNNEX Corporation	*	1,034	21,259
Synopsys, Inc.	*	8,700	235,596
Synplicity, Inc.	*	1,050	6,552
Syntel, Inc.		1,414	58,794
Take-Two Interactive Software, Inc.	*†	4,344	74,196
THQ, Inc.	*†	3,559	88,904
3Com Corporation	*	21,442	105,923
TIBCO Software, Inc.	*	13,039	96,358
Total System Services, Inc.		2,202	61,172
Tradestation Group, Inc.	*	3,191	37,239
Trizetto Group, Inc.	*†	2,710	47,452
Tumbleweed Communications Corporation	*	2,952	6,347
Ultimate Software Group, Inc.	*	2,043	71,301

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
United Online, Inc.	†	4,189	$62,877
Vasco Data Security International, Inc.	*†	1,767	62,393
Verint Systems, Inc.	*	652	16,952
Versant Corporation	*	330	6,339
Vignette Corporation	*	2,329	46,743
VMware, Inc. Class A	*	2,220	188,700
Wave Systems Corporation Class A	*†	1,004	1,847
WebMD Health Corporation Class A	*	510	26,571
Websense, Inc.	*	2,638	52,048
XETA Technologies, Inc.	*	1,947	6,308
			11,605,404
Computers & Information—1.8%
Access Plans USA, Inc.	*	3,538	5,236
Authentidate Holding Corporation	*	1,023	1,187
Black Box Corporation		866	37,030
Brocade Communications Systems, Inc.	*	21,693	185,692
CDW Corporation	*	3,533	308,078
Ciprico, Inc.	*	1,658	12,435
Cirrus Logic, Inc.	*	5,397	34,541
Concurrent Computer Corporation	*	7,592	9,870
Cray, Inc.	*	2,314	16,661
Dataram Corporation		1,175	3,960
Datawatch Corporation	*	3,500	15,890
Diebold, Inc.		3,530	160,333
Digi International, Inc.	*	2,517	35,842
Dot Hill Systems Corporation	*	3,866	11,714
Emulex Corporation	*	5,273	101,083
Extreme Networks, Inc.	*	4,492	17,249
Focus Enhancements, Inc.	*	5,319	4,840
Ikon Office Solutions, Inc.		5,770	74,144
InFocus Corporation	*	1,636	2,781
Ingram Micro, Inc. Class A	*	8,962	175,745
Insight Enterprises, Inc.	*†	2,944	75,985
Iomega Corporation	*	7,475	39,169
Iteris, Inc.	*	4,264	9,509
Merge Technologies, Inc.	*	4,320	18,965
Micros Systems, Inc.	*	2,492	162,154
Navarre Corporation	*†	6,720	25,267
Netgear, Inc.	*	2,027	61,661
Network Engines, Inc.	*	1,330	2,394
Nuance Communications, Inc.	*†	8,754	169,040
Palm, Inc.	*†	5,814	94,594
Performance Technologies, Inc.	*	794	3,978
Planar Systems, Inc.	*	1,786	11,984
Quantum Corporation	*	10,382	35,299
Rackable Systems, Inc.	*†	1,470	19,066
Rimage Corporation	*	924	20,735
Riverbed Technology, Inc.	*†	1,417	57,233
Safeguard Scientifics, Inc.	*	10,874	24,901
ScanSource, Inc.	*	1,797	50,514
Scientific Games Corporation Class A	*	4,168	156,717
SCM Microsystems, Inc.	*	1,494	4,437
Seagate Technology (Cayman Islands)		32,444	829,918
Sigma Designs, Inc.	*†	1,590	76,702
SourceForge, Inc.	*	6,619	16,217
STEC, Inc.	*	578	4,410
Tech Data Corporation	*	3,281	131,634
TransAct Technologies, Inc.	*	889	$5,432
VeriFone Holdings, Inc.	*†	4,060	179,980
Voyager Learning Company	*	1,673	13,769
Wayside Technology Group, Inc.		1,787	24,160
Web.com, Inc.	*	4,077	29,151
Western Digital Corporation	*	12,675	320,931
Zebra Technologies Corporation Class A	*	4,169	152,127
			4,042,344
Containers & Packaging—0.4%
Crown Holdings, Inc.	*	9,850	224,186
Greif, Inc. Class A		1,652	100,243
Libbey, Inc.		2,250	39,420
Owens-IIlinois, Inc.	*	8,538	353,900
Silgan Holdings, Inc.		1,454	78,152
Sonoco Products Company		6,006	181,261
			977,162
Cosmetics & Personal Care—0.1%
Alberto-Culver Company		5,070	125,685
Chattem, Inc.	*†	873	61,564
Elizabeth Arden, Inc.	*	1,677	45,212
Quaker Chemical Corporation		1,303	30,647
Stepan Company		1,197	36,999
			300,107
Education—0.4%
Ambassadors Group, Inc.		1,380	52,578
Ambassadors International, Inc.	†	524	12,854
Career Education Corporation	*	5,308	148,571
Corinthian Colleges, Inc.	*	4,426	70,418
DeVry, Inc.		3,690	136,567
INVESTools, Inc.	*	2,950	35,665
ITT Educational Services, Inc.	*	2,330	283,538
Learning Tree International, Inc.	*	766	13,604
Princeton Review, Inc.	*	2,409	19,200
Strayer Education, Inc.	†	851	143,504
Universal Technical Institute, Inc.	*	1,609	28,962
			945,461
Electric Utilities—2.7%
Allete, Inc.	†	1,430	64,007
Alliant Energy Corporation		6,812	261,036
Aquila, Inc.	*	23,560	94,476
Avista Corporation		3,418	69,556
Black Hills Corporation		2,074	85,075
Central Vermont Public Service Corporation		541	19,768
CH Energy Group, Inc.		1,074	51,337
Cleco Corporation		3,570	90,214
DPL, Inc.		6,317	165,884
EL Paso Electric Company	*	2,458	56,854
Empire District Electric Company (The)		2,088	47,168
Energy East Corporation		9,024	244,099
Great Plains Energy, Inc.		4,907	141,371
Hawaiian Electric Industries, Inc.		4,586	99,562
Idacorp, Inc.		2,665	87,252
ITC Holdings Corp.		2,620	129,821
MGE Energy, Inc.		1,510	50,494
Mirant Corporation	*	15,001	610,241
Northeast Utilities		9,164	261,815
NorthWestern Corporation		1,830	49,721
NRG Energy, Inc.	*†	14,300	604,747
NSTAR		6,464	225,012
OGE Energy Corporation		5,385	178,243

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Otter Tail Corporation		1,726	$61,532
Pepco Holdings, Inc.		11,011	298,178
Plug Power, Inc.	*	8,935	27,698
PNM Resources, Inc.		3,749	87,277
Portland General Electric Company		2,936	81,621
Puget Energy, Inc.		7,130	174,471
Reliant Energy, Inc.	*	20,191	516,890
SCANA Corporation		6,159	238,600
Sierra Pacific Resources		12,705	199,850
UIL Holdings Corporation		1,516	47,754
Unisource Energy Corporation		2,031	60,707
Unitil Corporation		1,000	29,500
Westar Energy, Inc.		4,853	119,190
Wisconsin Energy Corporation		6,675	300,575
			5,931,596
Electrical Equipment—1.2%
Active Power, Inc.	*	3,953	8,736
Acuity Brands, Inc.		2,413	121,808
Ametek, Inc.		5,999	259,277
AZZ, Inc.	*	2,064	72,157
Baldor Electric Company		2,405	96,080
C&D Technologies, Inc.	*†	5,424	27,012
Capstone Turbine Corporation	*	7,050	8,460
Distributed Energy Systems Corporation	*	3,757	3,156
Electro Scientific Industries, Inc.	*	1,422	34,071
Energizer Holdings, Inc.	*	3,359	372,345
Energy Conversion Devices, Inc.	*†	2,392	54,346
Evans & Sutherland Computer Corporation	*	1,883	3,917
Franklin Electric Company, Inc.	†	902	37,081
FuelCell Energy, Inc.	*†	4,607	41,187
Genlyte Group, Inc.	*	1,682	108,085
GrafTech International Ltd.	*	7,538	134,478
Greatbatch, Inc.	*†	1,594	42,384
Hexcel Corporation	*	5,390	122,407
Lamson & Sessions Company (The)	*	970	26,151
Lincoln Electric Holdings, Inc.		2,473	191,930
Littelfuse, Inc.	*	1,479	52,786
LSI Industries, Inc.		1,084	22,244
Medis Technologies Ltd.	*†	1,815	23,595
Moog, Inc. Class A	*	2,477	108,839
Powell Industries, Inc.	*	1,046	39,633
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	2,810	3,091
Regal-Beloit Corporation		1,703	81,557
Servotronics, Inc.	*	705	11,632
Spectrum Brands, Inc.	*†	6,161	35,734
Tech/Ops Sevcon, Inc.		720	6,264
Teleflex, Inc.		2,228	173,606
Thomas & Betts Corporation	*	3,480	204,067
Trans-Lux Corporation	*	867	4,552
Ultralife Batteries, Inc.	*	767	9,818
Universal Display Corporation	*†	2,789	49,421
Universal Electronics, Inc.	*	1,589	51,642
Valence Technology, Inc.	*†	4,773	6,730
Vicor Corporation		3,481	42,190
Zoltek Companies, Inc.	*†	1,488	64,921
			2,757,390
Electronics—4.6%
8X8, Inc.	*†	3,049	3,811
AVX Corporation	†	2,510	40,411
Actel Corporation	*	1,140	12,232
Adaptec, Inc.	*	7,841	$29,953
Advanced Energy Industries, Inc.	*	2,649	40,000
Agilysys, Inc.		2,266	38,295
Alliance Fiber Optic Products, Inc.	*	4,818	9,058
American Superconductor Corporation	*†	2,707	55,439
AMIS Holdings, Inc.	*	3,250	31,557
Amkor Technology, Inc.	*	7,212	83,082
Amphenol Corporation Class A		10,168	404,280
Anaren, Inc.	*	2,003	28,242
Applied Micro Circuits Corporation	*	16,100	50,876
Arrow Electronics, Inc.	*	7,358	312,862
Atheros Communications, Inc.	*	3,455	103,546
Atmel Corporation	*	27,024	139,444
ATMI, Inc.	*	2,219	66,015
Avanex Corporation	*	14,381	23,585
Avnet, Inc.	*	8,535	340,205
AXT, Inc.	*	946	5,856
Barnes Group, Inc.		2,480	79,162
Bel Fuse, Inc. Class A		546	20,846
Belden Inc.		2,777	130,269
Benchmark Electronics, Inc.	*	4,046	96,578
California Micro Devices Corporation	*	2,476	10,870
Caliper Life Sciences, Inc.	*	3,187	18,293
Catalyst Semiconductor, Inc.	*	2,416	16,743
Catapult Communications Corporation	*	750	5,730
Ceradyne, Inc.	*	1,374	104,067
Ceva, Inc.	*	692	6,221
Concord Camera Corporation	*	572	1,750
Conexant Systems, Inc.	*	25,531	30,637
Cree, Inc.	*†	4,825	150,057
CTS Corporation		1,580	20,382
Cymer, Inc.	*	1,929	74,054
Cypress Semiconductor Corporation	*	9,187	268,352
DRS Technologies, Inc.	†	2,209	121,760
Dolby Laboratories, Inc. Class A	*	2,743	95,511
DSP Group, Inc.	*	1,884	29,824
EDO Corporation	†	1,198	67,100
Emcore Corporation	*†	2,929	28,118
EMS Technologies, Inc.	*	960	23,549
ESCO Technologies, Inc.	*	1,724	57,306
ESS Technology	*	1,759	2,357
Esterline Technologies Corporation	*	1,449	82,665
Evergreen Solar, Inc.	*†	4,720	42,150
Exar Corporation	*	3,475	45,383
Fairchild Semiconductor International, Inc.	*	7,633	142,584
Finisar Corporation	*	14,726	41,233
First Solar, Inc.	*	2,043	240,543
FSI International, Inc.	*	4,280	9,972
Garmin Ltd. (Cayman Islands)	†	7,266	867,560
Genesis Microchip, Inc.	*	3,330	26,107
HEI, Inc.	*	1,050	714
Herley Industries, Inc.	*	1,550	23,188
HI/FN, Inc.	*	1,882	15,395
Hutchinson Technology, Inc.	*	2,054	50,528
Imation Corporation		2,265	55,560
Innovex, Inc.	*	1,922	2,383
Integrated Device Technology, Inc.	*	11,957	185,094
Integrated Silicon Solutions, Inc.	*	2,930	18,459
International Rectifier Corporation	*	3,821	126,055

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Intersil Corporation Class A		7,724	$258,213
IXYS Corporation	*	3,270	34,106
Kemet Corporation	*	5,278	38,793
KVH Industries, Inc.	*	1,286	11,008
LaBarge, Inc.	*	950	11,400
Lattice Semiconductor Corporation	*†	7,425	33,338
Lightpath Technologies, Inc. Class A	*†	1,527	6,276
MIPS Technologies, Inc. Class A	*	5,359	42,336
MRV Communications, Inc.	*	9,278	23,009
Magnetek, Inc.	*	4,586	22,013
Marvell Technology Group Ltd. (Bermuda)	*	26,823	439,093
Mattson Technology, Inc.	*	4,081	35,301
Maxim Integrated Products, Inc.		18,747	550,224
Maxwell Technologies, Inc.	*†	1,371	15,945
Mercury Computer Systems, Inc.	*	2,443	25,114
Merix Corporation	*	2,175	12,310
Methode Electronics, Inc.		2,784	41,899
Micrel, Inc.		3,731	40,295
Microsemi Corporation	*†	4,144	115,535
Mobility Electronics, Inc.	*	2,804	9,842
MoSys, Inc.	*	3,592	25,360
Nashua Corporation	*	1,542	17,116
Nu Horizons Electronics Corporation	*	3,069	28,941
Omnivision Technologies, Inc.	*†	2,994	68,054
ON Semiconductor Corporation	*	16,760	210,506
Oplink Communications, Inc.	*	1,808	24,697
Optelecom, Inc.	*	819	5,504
OSI Systems, Inc.	*	867	19,516
PMC-Sierra, Inc.	*†	11,762	98,683
Park Electrochemical Corporation		1,087	36,501
Pericom Semiconductor Corporation	*	2,254	26,417
Photronics, Inc.	*	1,989	22,694
Plexus Corporation	*	2,384	65,322
PLX Technology, Inc.	*	2,950	31,860
Power-One, Inc.	*	3,500	17,850
Quicklogic Corporation	*	4,080	13,301
RF Micro Devices, Inc.	*†	11,167	75,154
Rambus, Inc.	*	5,001	95,569
Raven Industries, Inc.		1,490	59,674
Research Frontiers, Inc.	*†	2,932	43,745
Rogers Corporation	*	1,417	58,366
Sanmina-SCI Corporation	*	29,430	62,392
Semtech Corporation	*	4,634	94,904
Sigmatel, Inc.	*	4,938	12,839
Sigmatron International, Inc.	*	283	3,396
Silicon Image, Inc.	*	6,882	35,442
Silicon Laboratories, Inc.	*	3,387	141,441
Silicon Storage Technology, Inc.	*	7,634	24,581
Sirenza Microdevices, Inc.	*	1,775	30,690
Sirf Technology Holdings, Inc.	*†	2,870	61,274
Skyworks Solutions, Inc.	*	9,613	86,902
Smart Modular Technologies (WWH), Inc. (Cayman Islands)	*	2,050	14,657
Sonic Solutions, Inc.	*	1,810	18,951
Spansion LLC Class A	*	5,768	48,740
Spectrum Control, Inc.	*	1,195	17,316
Spire Corporation	*	210	2,915
Sunpower Corporation Class A	*†	1,640	135,825
Sycamore Networks, Inc.	*	9,917	40,362
Synaptics, Inc.	*	1,778	84,917
Technitrol, Inc.		2,766	74,544
Tegal Corporation	*	312	$1,688
Teledyne Technologies, Inc.	*	1,729	92,311
Terabeam, Inc.	*	2,197	3,449
Tessera Technologies, Inc.	*	2,581	96,787
Transwitch Corporation	*	2,483	3,476
Trident Microsystems, Inc.	*	3,040	48,306
Trimble Navigation Ltd.	*	6,518	255,571
Triquint Semiconductor, Inc.	*	8,519	41,828
TTM Technologies, Inc.	*	1,640	18,975
Tyler Technologies, Inc.	*	1,886	25,178
United Industrial Corporation Ltd.	†	540	40,640
Varian Semiconductor Equipment Associates, Inc.	*	5,273	282,211
Virage Logic Corporation	*	3,332	24,723
Vishay Intertechnology, Inc.	*	8,954	116,671
Volterra Semiconductor Corp.	*	2,210	27,139
Zoran Corporation	*	3,474	70,175
			10,205,954
Entertainment & Leisure—1.2%
Avid Technology, Inc.	*†	2,658	71,979
Bally Technologies, Inc.	*	3,012	106,715
Blockbuster, Inc. Class A	*†	16,050	86,188
Callaway Golf Company		3,931	62,935
Carmike Cinemas, Inc.	†	1,009	18,535
Cedar Fair, LP		3,180	75,843
Churchill Downs, Inc.		639	31,924
Discovery Holding Company Class A	*	16,718	482,314
Dover Downs Gaming & Entertainment, Inc.		1,687	17,528
Dover Motorsports, Inc.		1,645	10,643
DreamWorks Animation SKG, Inc. Class A	*	3,500	116,970
Gaylord Entertainment Company	*	2,528	134,540
Hollywood Media Corporation	*	1,495	5,277
Image Entertainment, Inc.	*	300	1,287
International Speedway Corporation Class A		1,980	90,803
Jakks Pacific, Inc.	*†	1,625	43,404
Leapfrog Enterprises, Inc.	*†	3,363	27,745
Lenox Group, Inc.	*	1,340	6,432
Life Time Fitness, Inc.	*†	1,900	116,546
Live Nation, Inc.	*	3,900	82,875
Macrovision Corporation	*	2,884	71,033
Multimedia Games, Inc.	*†	2,902	24,725
National CineMedia, Inc.		2,772	62,093
National Lampoon, Inc.	*	3,300	7,260
Nautilus Group, Inc.	†	2,480	19,766
New Frontier Media, Inc.		2,079	12,744
Penn National Gaming, Inc.	*	4,216	248,828
Pinnacle Entertainment, Inc.	*	3,490	95,033
Pool Corporation	†	2,836	70,843
RC2 Corporation	*	1,530	42,366
Regal Entertainment Group Class A	†	4,903	107,621
Shuffle Master, Inc.	*†	2,025	30,274
Six Flags, Inc.	*†	3,814	13,196
Speedway Motorsports, Inc.		650	24,050
Steinway Musical Instruments, Inc.		683	20,230
Warner Music Group Corporation		2,380	24,038
West Marine, Inc.	*	2,443	28,217
Westwood One, Inc.		3,878	10,664
WMS Industries, Inc.	*†	2,775	91,852
World Wrestling Entertainment, Inc.		1,031	15,547
Youbet.com, Inc.	*	2,200	4,158
			2,615,021

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Environmental—0.7%
Aetrium, Inc.	*	614	$3,070
Analogic Corporation		884	56,364
Badger Meter, Inc.		880	28,204
Cohu, Inc.		1,889	35,419
Credence Systems Corporation	*	12,850	39,706
Dionex Corporation	*	1,031	81,923
Flir Systems, Inc.	*†	3,824	211,811
Formfactor, Inc.	*	2,745	121,796
Frequency Electronics, Inc.		822	8,286
Itron, Inc.	*†	1,840	171,249
Ixia	*	2,330	20,318
Keithley Instruments, Inc.		2,170	23,002
LeCroy Corp.	*	2,720	20,291
LTX Corporation	*	6,381	22,780
MKS Instruments, Inc.	*†	3,260	62,005
Measurement Specialties, Inc.	*	1,430	39,897
Mine Safety Appliances Company		1,445	68,074
MTS Systems Corporation		893	37,149
OI Corporation		1,600	20,600
Orbit International Corporation	*	2,812	26,123
Photon Dynamics, Inc.	*	2,009	18,181
Roper Industries, Inc.	†	5,050	330,775
Rudolph Technologies, Inc.	*	2,516	34,796
Thermogenesis	*	4,317	9,627
Veeco Instruments, Inc.	*	1,295	25,097
White Electronic Designs Corporation	*	2,284	11,922
X-Rite, Inc.		2,441	35,248
			1,563,713
Financial Services—5.8%
4Kids Entertainment, Inc.	*	646	11,363
Accredited Home Lenders Holding Company	*	1,353	15,790
Affiliated Managers Group	*†	1,729	220,465
AllianceBernstein Holding, LP		1,590	140,031
Ampal American Israel Corporation Class A	*†	1,392	7,823
Bancorp, Inc. (The)	*	1,001	18,478
Berkshire Hathaway, Inc. Class A	*	61	7,229,110
BlackRock, Inc.	†	1,161	201,329
Blackstone Group, LP (The)	*†	7,905	198,257
Broadridge Financial Solutions, Inc.		8,018	151,941
Calamos Asset Management, Inc. Class A		1,520	42,910
Cardiac Science Corp.	*	1,600	16,128
Catskill Litigation Trust	*‡d	583	—
Centerline Holding Company	†	3,935	60,402
Cherokee, Inc.		995	38,168
Cowen Group, Inc.	*	1,468	20,288
Diamond Hill Investment Group, Inc.	*	649	53,056
Doral Financial Corporation (Puerto Rico)	*†	585	12,847
Eaton Vance Corporation		7,322	292,587
Federal Agricultural Mortgage Corporation Class C		806	23,664
First Cash Financial Services, Inc.	*	2,180	51,056
GAMCO Investors, Inc. Class A		1,039	56,937
GFI Group, Inc.	*	800	68,896
Greenhill & Co., Inc.	†	801	48,901
Interactive Brokers Group, Inc. Class A	*	2,760	72,478
International Securities Exchange Holding, Inc.	†	2,250	149,557
Investment Technology Group, Inc.	*	2,429	$104,398
Jefferies Group, Inc.		6,118	170,264
Kent Financial Services, Inc.	*	2,200	4,598
Knight Capital Group, Inc. Class A	*	5,980	71,521
LaBranche & Company, Inc.	*	5,402	25,281
Lazard Ltd. Class A (Bermuda)		3,165	134,196
MarketAxess Holdings, Inc.	*	2,620	39,300
Merrill Lynch & Company, Inc.		377	26,873
MF Global Ltd. (Bermuda)	*	5,819	168,751
Nasdaq Stock Market Inc.	*†	5,910	222,689
Navidec Financial Services, Inc.	*	2,120	1,039
NexCen Brands, Inc.	*	4,629	31,107
Nuveen Investments, Inc. Class A		4,753	294,401
Nymex Holdings, Inc.	†	2,079	270,644
NYSE Euronext		11,301	894,700
optionsXpress Holdings, Inc.	†	2,900	75,806
Piper Jaffray Companies	*†	1,140	61,104
Raymond James Financial, Inc.	†	5,814	190,990
SEI Investments Company		8,702	237,391
Siebert Financial Corporation		1,470	5,351
Stifel Financial Corporation	*†	1,023	59,170
Superior Bancorp		2,915	25,739
SWS Group, Inc.		2,331	41,235
TD Ameritrade Holding Corporation	*	14,549	265,083
TFS Financial Corp.	*	6,639	85,909
US Global Investors, Inc. Class A	†	934	17,765
Value Line, Inc.		573	28,232
Waddell & Reed Financial, Inc. Class A	†	4,862	131,420
Westwood Holdings Group, Inc.		1,768	60,660
			12,948,079
Food Retailers—0.1%
Arden Group, Inc. Class A		260	36,278
Panera Bread Company Class A	*†	1,900	77,520
Pantry, Inc. (The)	*	1,200	30,756
Pathmark Stores, Inc.	*	2,510	32,002
Ruddick Corporation		1,968	66,007
Weis Markets, Inc.		852	36,372
Winn-Dixie Stores, Inc.	*†	3,088	57,807
			336,742
Forest Products & Paper—0.7%
American Woodmark Corporation		800	19,832
Astronics Corporation	*	716	31,196
Bowater, Inc.	†	2,910	43,417
Buckeye Technologies, Inc.	*	2,191	33,172
Caraustar Industries, Inc.	*	4,270	19,044
Champion Enterprises, Inc.	*†	4,019	44,129
Chesapeake Corporation		2,527	21,378
Deltic Timber Corporation		724	41,210
Domtar Corporation	*	35,599	291,912
Glatfelter		3,315	49,195
Graphic Packaging Corporation	*	5,000	22,600
Louisiana-Pacific Corporation		6,527	110,763
Neenah Paper, Inc.		890	29,450
Packaging Corporation of America		5,584	162,327
Playtex Products, Inc.	*	4,060	74,217
Rock-Tenn Company Class A		2,040	58,956
School Specialty, Inc.	*	1,184	41,002
Schweitzer-Mauduit International, Inc.		724	16,869
Skyline Corporation		918	27,613
Smurfit-Stone Container Corporation	*	14,543	169,862

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
United Stationers, Inc.	*	1,499	$83,224
Universal Forest Products, Inc.		1,040	31,096
Wausau Paper Corporation		3,503	39,058
			1,461,522
Health Care Providers—1.5%
Alliance Imaging, Inc.	*	1,820	16,489
Amedisys, Inc.	*†	1,493	57,361
America Service Group, Inc.	*	1,972	22,382
American Dental Partners, Inc.	*	720	20,167
Amsurg Corporation	*	2,315	53,407
Apria Healthcare Group, Inc.	*	2,542	66,117
Bio-Reference Labs, Inc.	*	1,000	33,760
Brookdale Senior Living, Inc.	†	3,000	119,430
Community Health Systems, Inc.	*	5,809	182,635
Covance, Inc.	*	3,834	298,669
Cross Country Healthcare, Inc.	*	2,631	45,964
CryoLife, Inc.	*	4,037	38,150
DaVita, Inc.	*	6,065	383,187
Edwards Lifesciences Corporation	*	3,660	180,475
Enzo Biochem, Inc.	*†	2,553	28,977
Enzon Pharmaceuticals, Inc.	*†	4,016	35,381
Five Star Quality Care, Inc.	*	4,500	36,990
Gentiva Health Services, Inc.	*	2,330	44,759
Health Management Associates, Inc. Class A		14,732	102,240
Healthsouth Corp.	*†	4,740	82,997
Healthways, Inc.	*†	2,272	122,620
Hooper Holmes, Inc.	*	4,139	9,768
Immunomedics, Inc.	*	6,421	14,704
Interleukin Genetics, Inc.	*†	2,825	3,390
Kindred Healthcare, Inc.	*	2,053	36,769
LCA-Vision, Inc.	†	1,453	42,704
LifePoint Hospitals, Inc.	*	3,289	98,703
Lincare Holdings, Inc.	*	5,127	187,905
Matria Healthcare, Inc.	*	1,270	33,223
National Healthcare Corporation		431	22,149
NovaMed, Inc.	*†	4,904	21,332
Odyssey HealthCare, Inc.	*	3,093	29,724
Pediatrix Medical Group, Inc.	*	2,882	188,540
Psychemedics Corporation		902	15,650
Psychiatric Solutions, Inc.	*	3,032	119,097
RehabCare Group, Inc.	*	1,590	27,968
Sierra Health Services, Inc.	*	2,976	125,557
Skilled Healthcare Group, Inc. Class A	*	1,556	24,507
Sunrise Senior Living, Inc.	*†	2,650	93,730
U.S. Physical Therapy, Inc.	*	610	9,028
Universal Health Services, Inc. Class B		2,954	160,757
VCA Antech, Inc.	*	4,674	195,139
VistaCare, Inc. Class A	*	1,962	12,831
			3,445,332
Heavy Construction—0.7%
Blount International, Inc.	*	2,743	31,160
Foster Wheeler Ltd. (Bermuda)	*	4,176	548,225
Granite Construction, Inc.		1,890	100,208
Hovnanian Enterprises, Inc.	*†	3,491	38,715
Levitt Corporation Class A		2,063	4,147
M/I Homes, Inc.	†	1,741	24,182
McDermott International, Inc.	*	13,124	709,746
McGrath Rentcorp		1,646	54,713
Perini Corporation	*	1,178	65,886
Team, Inc.	*	2,380	$65,164
WCI Communities, Inc.	*	1,922	11,513
			1,653,659
Heavy Machinery—3.6%
Actuant Corporation Class A		1,661	107,915
Agco Corporation	*	5,393	273,803
Ampco-Pittsburgh Corporation		986	38,829
Applied Industrial Technologies, Inc.		2,058	63,448
Astec Industries, Inc.	*	1,322	75,949
ASV, Inc.	*†	1,340	18,800
Asyst Technologies, Inc.	*	3,243	17,155
Axcelis Technologies, Inc.	*	6,926	35,392
Bolt Technology Corporation	*†	430	14,044
Briggs & Stratton Corporation	†	3,124	78,662
Brooks Automation, Inc.	*	4,415	62,870
Bucyrus International, Inc. Class A	†	2,134	155,633
Cameron International Corporation	*	6,553	604,776
Cascade Corporation		779	50,767
Columbus McKinnon Corporation	*	880	21,903
Curtiss-Wright Corporation		2,512	119,320
Donaldson Company, Inc.		3,870	161,611
Dresser-Rand Group, Inc.	*	4,879	208,382
Dril-Quip, Inc.	*	1,536	75,802
Dycom Industries, Inc.	*	2,716	83,191
Electroglas, Inc.	*	3,991	9,179
EnPro Industries, Inc.	*	1,474	59,844
Entegris, Inc.	*†	7,678	66,645
Flow International Corporation	*†	3,379	29,803
Flowserve Corporation		3,443	262,288
FMC Technologies, Inc.	*†	8,042	463,702
Gardner Denver, Inc.	*	3,267	127,413
Gehl Company	*	995	22,218
Goodman Global, Inc.	*	2,520	60,178
Gorman-Rupp Company		1,512	50,138
Graco, Inc.		4,074	159,334
Grant Prideco, Inc.	*	7,414	404,211
Hurco Companies, Inc.	*	750	40,545
Idex Corporation		4,534	164,992
Insituform Technologies, Inc. Class A	*†	2,053	31,267
Intermec, Inc.	*	2,374	62,009
Intevac, Inc.	*	1,300	19,760
Joy Global, Inc.		6,515	331,353
Kadant, Inc.	*	722	20,216
Kaydon Corporation	†	1,780	92,542
Kennametal, Inc.		2,258	189,627
Knight Transportation, Inc.		3,878	66,740
Kulicke and Soffa Industries, Inc.	*	4,089	34,675
Lam Research Corporation	*	7,856	418,411
Layne Christensen Company	*	1,240	68,795
Lennox International, Inc.		3,657	123,607
Lindsay Corporation		516	22,590
Lufkin Industries, Inc.		810	44,566
Manitowoc Company		7,168	317,399
Matrix Service Company	*	1,379	28,890
Middleby Corporation	*†	980	63,249
Modine Manufacturing Company		1,658	44,136
NACCO Industries, Inc. Class A		310	32,079
NATCO Group, Inc. Class A	*	1,320	68,310
NN, Inc.		2,240	21,974
Nordson Corporation		1,942	97,508
Oil States International, Inc.	*†	3,056	147,605
Paragon Technologies, Inc.	*	900	6,570
Pentair, Inc.		6,015	199,578

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
RBC Bearings, Inc.	*	1,322	$50,699
Robbins & Myers, Inc.	†	868	49,728
Sauer-Danfoss, Inc.		832	22,198
Semitool, Inc.	*	2,320	22,504
SPX Corporation		3,418	316,370
Standex International Corporation		724	14,972
Tecumseh Products Company Class A	*	1,703	32,783
Tennant Company		1,394	67,888
Timken Company		4,943	183,632
Toro Company		2,570	151,193
TurboChef Technologies, Inc.	*†	994	13,121
Ultratech, Inc.	*	2,462	34,123
Watsco, Inc.		1,593	73,963
Willis Lease Finance Corporation	*	1,234	18,313
WJ Communications, Inc.	*	4,940	6,422
Woodward Governor Company		1,794	111,946
			7,912,053
Home Construction, Furnishings & Appliances—1.0%
American Technology Corporation	*†	3,686	14,007
Bassett Furniture Industries, Inc.		610	6,332
BE Aerospace, Inc.	*	5,564	231,073
Beazer Homes USA, Inc.	†	2,117	17,465
Brookfield Homes Corporation	†	858	15,916
Cavco Industries, Inc.	*	470	15,745
Dominion Homes, Inc.	*†	650	1,397
DTS, Inc.	*†	1,605	48,744
Ethan Allen Interiors, Inc.	†	1,551	50,702
Fossil, Inc.	*	2,864	106,999
Furniture Brands International, Inc.	†	2,392	24,255
Gemstar-TV Guide International, Inc.	*	15,679	109,126
Helen of Troy Ltd.	*	2,105	40,648
Herman Miller, Inc.		3,686	100,038
HNI Corporation	†	2,371	85,356
Jarden Corporation	*†	4,170	129,020
Kimball International, Inc. Class B		1,500	17,070
Kinetic Concepts, Inc.	*†	3,212	180,771
La-Z-Boy, Inc.	†	2,895	21,365
MDC Holdings, Inc.		1,861	76,189
Meritage Homes Corporation	*†	1,260	17,791
Movado Group, Inc.		1,527	48,742
National Presto Industries, Inc.		656	34,768
NVR, Inc.	*	289	135,902
Palm Harbor Homes, Inc.	*†	1,182	14,751
Parkervision, Inc.	*†	2,943	44,675
Ryland Group, Inc.		2,332	49,975
Sealy Corporation	†	2,640	37,066
Select Comfort Corporation	*†	3,139	43,789
Standard-Pacific Corporation	†	3,368	18,659
Steelcase, Inc. Class A		3,092	55,594
Tempur-Pedic International, Inc.	†	4,765	170,349
Toll Brothers, Inc.	*†	8,198	163,878
TOUSA, Inc.	†	6,553	10,550
Virco Manufacturing Corporation	*	799	6,192
Walter Industries, Inc.		3,281	88,259
			2,233,158
Household Products—0.3%
Apogee Enterprises, Inc.		2,250	58,365
Charles & Colvard Ltd.	†	693	2,793
Ferro Corporation		2,588	51,708
Gentex Corporation	†	8,026	172,077
Kronos Worldwide, Inc.		235	$4,437
RPM, Inc.		6,623	158,621
Valspar Corporation		5,236	142,472
			590,473
Industrial—Diversified—0.1%
Armstrong World Industries, Inc.	*	866	35,151
Blyth, Inc.		1,380	28,221
Lydall, Inc.	*	2,150	19,952
Progressive Gaming International Corporation	*	7,390	36,950
Russ Berrie & Company, Inc.	*	1,157	19,438
			139,712
Insurance—4.5%
Alfa Corporation		2,608	47,413
Alleghany Corporation	*	400	162,400
Allied World Assurance Holdings Ltd./Bermuda (Bermuda)		2,150	111,606
American Financial Group, Inc.		4,025	114,672
American Independence Corporation	*	430	4,382
American National Insurance		898	118,132
American Physicians Capital, Inc.		1,201	46,791
Amerigroup Corporation	*	3,202	110,405
Arch Capital Group Ltd. (Bermuda)	*	2,388	177,691
Argo Group International Holdings Ltd. (Bermuda)	*	1,884	81,973
Arthur J. Gallagher & Company	†	6,047	175,182
Aspen Insurance Holdings Ltd. (Bermuda)		4,450	124,199
Assured Guaranty Ltd. (Bermuda)		3,100	84,227
Axis Capital Holdings Ltd. (Bermuda)		8,535	332,097
Baldwin & Lyons, Inc. Class B		946	25,835
Brown & Brown, Inc.		6,896	181,365
Centene Corporation	*†	2,702	58,120
Citizens, Inc., TX	*†	2,504	19,156
CNA Financial Corporation		1,883	74,040
CNA Surety Corporation	*	1,486	26,198
Commerce Group, Inc.	†	3,426	100,964
Conseco, Inc.	*†	8,350	133,600
Covanta Holding Corporation	*	6,390	156,619
Crawford & Company Class B	*	1,891	12,027
Delphi Financial Group, Inc. Class A		2,972	120,128
Donegal Group, Inc. Class B		759	14,171
EMC Insurance Group, Inc.		1,041	27,056
Employers Holdings, Inc.		3,690	76,051
Endurance Specialty Holdings Ltd. (Bermuda)		3,634	150,993
Erie Indemnity Company Class A		3,264	199,528
Everest Re Group Ltd. (Bermuda)		3,776	416,266
FBL Financial Group, Inc. Class A		1,058	41,780
Fidelity National Financial Inc.		13,264	231,855
First American Corporation		5,030	184,199
FPIC Insurance Group, Inc.	*	1,050	45,202
Great American Financial Resources, Inc.		807	19,788
Hanover Insurance Group (The), Inc.		2,807	124,041
Harleysville Group, Inc.		1,278	40,870
HCC Insurance Holdings, Inc.		6,545	187,449
Health Net, Inc.	*	6,553	354,190
HealthExtras, Inc.	*	1,865	51,903
Healthspring, Inc.	*	3,130	61,035
Hilb Rogal & Hobbs Company		2,055	89,043

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Horace Mann Educators Corporation	3,101	$61,121
Independence Holding Company	963	19,626
Infinity Property & Casualty Corporation	1,280	51,482
IPC Holdings Ltd. (Bermuda)	3,640	105,014
Kansas City Life Insurance Company	903	39,804
KMG America Corporation *	1,550	9,176
Landamerica Financial Group, Inc.	1,087	42,371
Markel Corporation *†	598	289,432
Max Capital Group Ltd. (Bermuda) †	3,010	84,400
Mercury General Corporation	1,639	88,391
Molina Healthcare, Inc. *	1,190	43,161
Montpelier Re Holdings Ltd. (Bermuda) †	5,770	102,129
National Financial Partners Corporation	2,348	124,397
Nationwide Financial Services Class A	3,334	179,436
Navigators Group, Inc. *	939	50,941
Odyssey Re Holdings Corporation	1,814	67,318
Old Republic International Corporation	13,107	245,625
OneBeacon Insurance Group Ltd. (Bermuda)	1,350	29,092
PMI Group, Inc. (The)	5,087	166,345
PartnerRe Ltd. (Bermuda)	3,230	255,138
Penn Treaty American Corporation *	1,630	9,519
Philadelphia Consolidated Holding Corporation *	3,592	148,493
Phoenix Companies, Inc. (The)	6,807	96,047
Platinum Underwriters Holdings Ltd. (Bermuda)	3,482	125,213
PMA Capital Corporation Class A *	1,826	17,347
Presidential Life Corporation	1,145	19,419
ProAssurance Corporation *†	2,078	111,942
Protective Life Corporation	3,601	152,826
Radian Group, Inc.	4,861	113,164
Reinsurance Group of America, Inc.	1,841	104,514
RenaissanceRe Holdings Ltd. (Bermuda)	3,822	249,997
RLI Corporation	1,164	66,022
Safety Insurance Group, Inc.	1,040	37,378
Scottish Re Group Ltd. *	9,193	29,326
SCPIE Holdings, Inc. *	690	15,352
Security Capital Assurance Ltd. (Bermuda) †	3,744	85,513
Selective Insurance Group	3,400	72,352
Stancorp Financial Group, Inc.	3,000	148,530
State Auto Financial Corporation	958	28,021
Stewart Information Services Corporation	879	30,123
Tower Group, Inc.	1,200	31,416
Transatlantic Holdings, Inc.	1,615	113,583
Triad Guaranty, Inc. *†	692	13,127
United American Healthcare Corporation *	4,252	16,625
United Fire & Casualty Company	1,472	57,540
Unitrin, Inc.	2,357	116,884
Universal American Financial Corporation *	2,892	65,967
WellCare Health Plans, Inc. *	1,980	208,751
Wesco Financial Corporation	63	25,074
White Mountains Insurance Group Ltd.	459	$238,565
WR Berkley Corporation	10,659	315,826
Zenith National Insurance Corporation	2,253	101,137
		9,934,634
Lodging—1.4%
Ameristar Casinos, Inc.	1,420	39,902
Bluegreen Corporation *	1,800	13,950
Boyd Gaming Corporation	3,538	151,603
Choice Hotels International, Inc.	2,346	88,374
Empire Resorts, Inc. *	2,513	12,414
International Leisure Hosts Ltd. *	1,200	7,200
Isle of Capri Casinos, Inc. *	1,251	24,332
Las Vegas Sands Corporation *	6,218	829,606
MGM MIRAGE *	7,134	638,065
Marcus Corporation	1,805	34,656
Monarch Casino & Resort, Inc. *	700	19,915
Morgans Hotel Group Company *	2,390	51,982
MTR Gaming Group, Inc. *	1,340	12,770
Orient-Express Hotels Ltd. Class A (Bermuda)	2,340	119,972
Station Casinos, Inc.	2,395	209,515
Trump Entertainment Resorts, Inc. *	2,320	14,964
Vail Resorts, Inc. *†	1,891	117,790
Wynn Resorts Ltd. †	4,001	630,398
		3,017,408
Media—Broadcasting & Publishing—2.8%
Acme Communications, Inc.	1,200	4,644
American Greetings Corporation Class A	3,420	90,288
Beasley Broadcasting Group, Inc. Class A	1,150	8,636
Belo Corporation Class A	4,881	84,734
Cablevision Systems Corporation Class A *†	13,359	466,763
Charter Communications, Inc. Class A *†	28,067	72,413
Citadel Broadcasting Corporation	11,863	49,350
COX Radio, Inc. Class A *	3,253	42,452
Crown Media Holdings, Inc. *†	4,399	31,629
CSS Industries, Inc.	420	15,107
Cumulus Media, Inc. Class A *†	3,854	39,388
EchoStar Communications Corporation Class A *	12,232	572,580
Emmis Communications Corporation Class A	4,461	22,037
Entercom Communications Corporation	1,873	36,205
Entravision Communications Corporation Class A *	4,930	45,455
Gray Television, Inc.	3,878	32,924
Handleman Company †	3,857	11,764
Harte-Hanks, Inc.	3,759	73,977
Hearst-Argyle Television, Inc.	1,654	42,938
Idearc, Inc.	8,707	274,009
John Wiley & Sons Class A	3,091	138,879
Journal Communications, Inc. Class A	3,220	30,526
Journal Register Company	6,458	15,499
Lee Enterprises, Inc.	2,744	42,724
Liberty Global, Inc. Class C *	300	11,598
Liberty Global, Inc. Class A *	21,572	884,883
Liberty Media Corporation Interactive Class A *	38,291	735,570

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Liberty Media Holdings Corporation Capital Class A	*	7,935	$990,526
LIN TV Corporation Class A	*	2,390	31,094
Lodgenet Entertainment Corporation	*	1,250	31,700
Martha Stewart Living Omnimedia Class A	*†	1,860	21,669
McClatchy Company Class A	†	3,506	70,050
Media General, Inc. Class A		1,595	43,878
Mediacom Communications Corporation	*	3,433	24,203
Playboy Enterprises, Inc. Class B	*†	1,251	13,436
PRIMEDIA, Inc.		1,508	21,172
Radio One, Inc. Class A	*	4,327	16,010
Radio Unica Communications Corporation	*‡d	1,900	—
Regent Communications, Inc.	*	3,610	9,494
RH Donnelley Corporation	*	4,065	227,721
Salem Communications Corporation Class A		850	6,800
Scholastic Corporation	*	2,095	73,032
Sinclair Broadcast Group, Inc. Class A		4,220	50,809
Spanish Broadcasting System, Inc. Class A	*	4,320	11,146
Sun-Times Media Group, Inc. Class A	*	2,614	5,934
Time Warner Cable, Inc. Class A	*	9,338	306,286
Tivo, Inc.	*†	5,766	36,614
Washington Post Class B		337	270,544
Young Broadcasting, Inc. Class A	*	831	1,828
			6,140,918
Medical Supplies—3.2%
Abaxis, Inc.	*	1,864	41,847
Abiomed, Inc.	*†	2,606	32,393
Advanced Medical Optics, Inc.	*†	3,424	104,740
Align Technology, Inc.	*†	4,029	102,055
American Medical Systems Holdings, Inc.	*†	3,920	66,444
American Science & Engineering, Inc.		530	33,210
Angiodynamics, Inc.	*	2,450	46,182
Arrow International, Inc.		1,266	57,590
ArthoCare Corporation	*†	1,902	106,303
Aspect Medical Systems, Inc.	*	2,322	31,510
Avigen, Inc.	*	3,880	20,952
Axsys Technologies, Inc.	*	885	27,400
Beckman Coulter, Inc.		3,583	264,282
Bioject Medical Technologies, Inc.	*	4,491	6,242
Biolase Technology, Inc.	*†	3,105	21,238
Bio-Rad Laboratories, Inc. Class A	*	1,078	97,559
Bruker BioSciences Corporation	*	4,130	36,344
Candela Corporation	*	2,794	23,721
Cantel Medical Corporation	*	1,690	26,381
Cepheid, Inc.	*	4,050	92,340
Cerus Corporation	*	3,201	27,945
Chindex International, Inc.	*	1,689	40,772
Clarient, Inc.	*	3,308	6,848
Coherent, Inc.	*	1,268	40,677
Conceptus, Inc.	*	1,047	19,872
Conmed Corporation	*	2,086	58,387
Cooper Companies, Inc.		2,668	139,857
Cutera, Inc.	*	1,264	33,129
Cyberonics, Inc.	*	956	13,327
Cytyc Corporation	*	6,581	313,585
Dade Behring Holdings, Inc.		4,512	$344,491
Datascope Corporation		1,121	37,901
Dentsply International, Inc.		8,370	348,527
Depomed, Inc.	*	2,500	5,125
DJO, Inc.	*	1,370	67,267
Endologix, Inc.	*	1,350	5,319
EP Medsystems, Inc.	*	5,240	9,589
ev3, Inc.	*†	2,481	40,738
Excel Technology, Inc.	*	562	14,022
Faro Technologies, Inc.	*	1,212	53,510
FEI Company	*†	2,138	67,197
Foxhollow Technologies, Inc.	*	1,490	39,336
Haemonetics Corporation	*†	1,508	74,525
Hanger Orthopedic Group, Inc.	*	3,263	36,970
HealthTronics Surgical Services, Inc.	*	2,530	12,903
Hillenbrand Industries, Inc.		3,507	192,955
Hologic, Inc.	*†	3,044	185,684
ICU Medical, Inc.	*	1,096	42,470
I-Flow Corporation	*	2,590	48,148
II-VI, Inc.	*	1,404	48,480
Illumina, Inc.	*†	3,446	178,778
Integra LifeSciences Holdings Corporation	*†	1,190	57,810
Intest Corporation	*	950	3,031
Intuitive Surgical, Inc.	*	2,170	499,100
Invacare Corporation	†	1,874	43,814
IRIS International, Inc.	*	2,570	49,344
Kensey Nash Corporation	*	867	22,637
Kopin Corporation	*	5,031	19,168
Kyphon, Inc.	*	2,771	193,970
L-1 Identity Solutions, Inc.	*	3,366	63,449
Meade Instruments Corporation	*	1,640	3,280
Mechanical Technology, Inc.	*	5,237	5,970
Medical Action Industries, Inc.	*	1,860	44,008
Mentor Corporation	†	2,401	110,566
Merit Medical Systems, Inc.	*	2,509	32,567
Mesa Laboratories, Inc.		1,200	25,080
Mettler-Toledo International, Inc.	*	2,182	222,564
Microtek Medical Holdings, Inc.	*	4,250	26,265
MWI Veterinary Supply, Inc.	*	908	34,277
Nanogen, Inc.	*	2,280	1,664
Newport Corporation	*†	3,015	45,918
NuVasive, Inc.	*†	2,136	76,746
Nyer Medical Group, Inc.	*	2,533	4,534
Oakley, Inc.		1,411	40,961
Orthologic Corporation	*	1,517	2,139
Osteotech, Inc.	*	1,499	11,272
Owens & Minor, Inc.		2,163	82,389
OYO Geospace Corporation	*	550	50,991
PSS World Medical, Inc.	*	3,574	68,371
Palomar Medical Technologies, Inc.	*	1,117	31,823
PolyMedica Corporation		1,350	70,902
Q-Med, Inc.	*	1,635	4,251
Resmed, Inc.	*†	4,640	198,917
Respironics, Inc.	*	4,425	212,533
Rochester Medical Corp.	*	870	15,791
Rofin-Sinar Technologies, Inc.	*	880	61,785
Sirona Dental Systems, Inc.	*	1,040	37,097
Somanetics Corporation	*	1,572	29,271
SonoSite, Inc.	*	930	28,384
Spectranetics Corporation	*†	3,376	45,508
Staar Surgical Company	*	2,688	8,064
Steris Corporation		4,157	113,611
Synovis Life Technologies, Inc.	*	957	20,642
Techne Corporation	*	2,057	129,756
Theragenics Corporation	*	5,822	26,141

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Thoratec Corporation	*†	3,337	$69,043
Urologix, Inc.	*	1,050	1,953
Varian, Inc.	*	1,744	110,936
Ventana Medical Systems, Inc.	*	2,125	182,559
Vital Signs, Inc.		635	33,109
Vivus, Inc.	*	4,800	23,808
Wright Medical Group, Inc.	*	2,180	58,468
Young Innovations, Inc.		677	19,369
Zoll Medical Corporation	*	1,232	31,933
Zygo Corporation	*	2,489	32,432
			7,227,038
Metals—2.5%
AK Steel Holding Corporation	*	6,481	284,840
Ameron International Corporation		543	57,433
Aptargroup, Inc.		3,710	140,498
Brush Engineered Materials, Inc.	*	1,122	58,221
Carpenter Technology Corporation		1,542	200,475
Century Aluminum Company	*	1,797	94,612
Chart Industries, Inc.	*	1,742	56,023
Circor International, Inc.		1,232	55,945
Cleveland-Cliffs, Inc.	†	2,463	216,670
Commercial Metals Company		7,180	227,247
Commercial Vehicle Group, Inc.	*	1,280	16,422
Commscope, Inc.	*	3,323	166,948
Couer D’alene Mines Corporation	*†	20,172	76,452
Crane Company		3,212	154,080
Encore Wire Corporation		810	20,355
General Cable Corporation	*†	2,952	198,138
Gibraltar Industries, Inc.		1,868	34,558
Griffon Corporation	*	2,293	34,624
Haynes International, Inc.	*	684	58,393
Hecla Mining Company	*	8,305	74,330
Hubbell, Inc. Class B		3,378	192,951
Insteel Industries, Inc.		1,400	21,490
Kaiser Aluminum Corporation		1,080	76,216
L.B. Foster Company Class A	*	951	41,330
Ladish Company, Inc.	*	970	53,816
Material Sciences Corporation	*	2,565	27,240
Matthews International Corporation Class A	†	1,783	78,095
MAXXAM, Inc.	*	857	24,467
Meridian Gold, Inc. (Canada)	*	6,110	202,241
Mueller Industries, Inc.		2,172	78,496
Mueller Water Products, Inc. Class A	†	5,532	68,541
Mueller Water Products, Inc. Class B		4,149	45,639
NCI Building Systems, Inc.	*†	1,232	53,235
Northwest Pipe Company	*	630	23,827
Olympic Steel, Inc.		630	17,111
Optical Cable Corporation	*	241	1,145
Quanex Corporation		2,061	96,826
Reliance Steel & Aluminum Company		3,760	212,590
Royal Gold, Inc.	†	1,854	60,719
RTI International Metals, Inc.	*	1,370	108,586
Ryerson Inc.		1,471	49,632
Schnitzer Steel Industries, Inc. Class A		1,484	108,762
Shiloh Industries, Inc.		1,441	15,246
Simpson Manufacturing Company, Inc.	†	2,036	64,847
Southern Copper Corporation	†	4,375	541,756
Steel Dynamics, Inc.		5,382	251,339
Stillwater Mining Company	*	2,228	$22,926
Sturm, Ruger & Company, Inc.	*	2,146	38,435
Superior Essex, Inc.	*	1,387	51,707
Superior Telecom, Inc.	*‡d	2,014	—
Taser International, Inc.	*†	4,142	64,988
Texas Industries, Inc.	†	1,692	132,822
Titanium Metals Corporation	*	6,655	223,342
Tredegar Corporation		1,607	27,721
Universal Stainless & Alloy Products, Inc.	*	500	19,895
Valmont Industries, Inc.		1,162	98,596
Watts Water Technologies, Inc. Class A	†	1,646	50,532
Wheeling-Pittsburgh Corporation	*	860	16,598
Worthington Industries, Inc.	†	4,120	97,067
			5,587,036
Oil & Gas—8.4%
Abraxas Petroleum Corporation	*	7,445	28,440
Adams Resources & Energy, Inc.		1,462	40,717
AGL Resources, Inc.		4,741	187,838
Apco Argentina, Inc. (Cayman Islands)		622	65,571
Arena Resources, Inc.	*	1,140	74,670
Atlas America, Inc.		1,882	97,168
Atmos Energy Corporation		5,352	151,569
ATP Oil & Gas Corporation	*	1,355	63,726
Atwood Oceanics, Inc.	*	1,662	127,243
Aurora Oil & Gas Corporation	*	12,100	17,424
Basic Energy Services, Inc.	*†	1,420	29,848
Berry Petroleum Company Class A		2,362	93,512
Bill Barrett Corporation	*†	1,570	61,874
Blue Dolphin Energy Company	*	3,650	11,534
Boardwalk Pipeline Partners, LP		2,501	76,606
BP Prudhoe Bay Royalty Trust	†	1,205	90,508
Buckeye Partners, LP	†	2,228	109,038
Cabot Oil & Gas Corporation		5,912	207,866
Callon Petroleum Company	*	3,060	42,595
Cano Petroleum, Inc.	*	5,875	43,593
Carrizo Oil & Gas, Inc.	*	1,600	71,776
Cheniere Energy, Inc.	*†	3,238	126,832
Chesapeake Utilities Corporation		1,039	35,316
Cimarex Energy Company		4,625	172,281
Clayton Williams Energy, Inc.	*	550	18,150
CNX Gas Corporation	*†	1,450	41,717
Complete Production Services, Inc.	*	2,350	48,128
Comstock Resources, Inc.	*	2,330	71,857
Contango Oil & Gas Company	*	1,270	45,974
Copano Energy LLC		2,263	83,120
CREDO Petroleum Corporation	*	700	7,147
Cross Timbers Royalty Trust		833	33,270
Crosstex Energy, Inc.	†	3,380	128,136
Dawson Geophysical Company	*	930	72,084
DCP Midstream Partners, LP	†	630	27,077
Delta Natural Gas Company, Inc.		380	9,352
Delta Petroleum Corporation	*†	3,962	71,118
Denbury Resources, Inc.	*	7,151	319,578
Diamond Offshore Drilling, Inc.		3,912	443,190
Dorchester Minerals, LP		1,880	38,258
Edge Petroleum Corporation	*†	1,670	21,443
Electro-Sensors, Inc.	*	2,581	15,099
Enbridge Energy Partners, LP		2,867	139,996
Encore Acquisition Company	*†	3,216	101,786
Energen Corporation		3,704	211,572
Energy Partners Ltd.	*	1,667	24,472
Energy Transfer Equity, LP		7,157	245,485
Energy Transfer Partners, LP		5,712	279,031

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
EnergySouth, Inc.		520	$26,218
Enterprise Products Partners, LP	†	16,528	499,972
Equitable Resources, Inc.	†	6,908	358,318
EXCO Resources, Inc.	*†	5,400	89,316
Exterran Holdings, Inc.	*†	3,452	277,334
Forest Oil Corporation	*†	4,743	204,139
Frontier Oil Corporation		6,386	265,913
FX Energy, Inc.	*	2,797	20,838
Global Industries Ltd.	*	5,289	136,245
GlobalSantaFe Corporation		13,468	1,023,837
Grey Wolf, Inc.	*†	10,142	66,430
Harvest Natural Resources, Inc.	*	3,340	39,880
Headwaters, Inc.	*†	2,476	36,843
Helix Energy Solutions Group, Inc.	*†	4,903	208,181
Helmerich & Payne, Inc.		5,526	181,419
Hercules Offshore, Inc.	*†	7,080	184,859
Holly Corporation		2,856	170,874
Holly Energy Partners, LP		670	30,854
Hugoton Royalty Trust		2,065	48,817
ION Geophysical Corporation	*†	3,597	49,747
Kinder Morgan Energy Partners, LP	†	8,814	435,412
Kinder Morgan Management LLC	*	3,599	168,253
Laclede Group, Inc. (The)		1,025	33,087
Linn Energy LLC	†	2,477	78,967
Magellan Midstream Partners		3,920	156,918
Mariner Energy, Inc.	*	4,799	99,387
Markwest Energy Partners, LP	†	1,960	60,113
Markwest Hydrocarbon, Inc.		1,182	68,710
McMoRan Exploration Company	*†	2,210	29,725
MDU Resources Group, Inc.		10,123	281,824
Meridian Resource Corporation	*	11,330	28,098
National Fuel Gas Company		4,182	195,759
New Jersey Resources Corporation		1,541	76,418
Newfield Exploration Company	*	7,728	372,180
Newpark Resources, Inc.	*	6,294	33,736
NGAS Resources, Inc. (Canada)	*	6,300	42,840
Noble Energy, Inc.		10,138	710,066
Northwest Natural Gas Company		1,634	74,674
NuStar Energy, LP		2,110	125,376
NuStar GP Holdings LLC		2,132	66,284
Oceaneering International, Inc.	*	3,286	249,079
ONEOK Partners, LP	†	2,826	168,034
Oneok, Inc.		6,014	285,064
Parallel Petroleum Corporation	*	2,560	43,494
Parker Drilling Company	*	5,736	46,576
Patterson-UTI Energy, Inc.	†	9,257	208,930
Penn Virginia Corporation		2,000	87,960
Petrohawk Energy Corporation	*	9,726	159,701
Petroleum Development Corporation	*	1,030	45,681
Petroquest Energy, Inc.	*	3,600	38,628
Piedmont Natural Gas Company	†	4,232	106,181
Pioneer Drilling Company	*	2,930	35,687
Pioneer Natural Resources Company		7,128	320,617
Plains All American Pipeline, LP	†	4,625	252,016
Plains Exploration & Production Company	*†	4,247	187,802
Pogo Producing Company	†	2,978	158,162
PowerSecure International, Inc.	*	2,650	33,019
Pride International, Inc.	*	9,923	362,686
Quest Resource Corporation	*	5,130	49,505
Quicksilver Resources, Inc.	*†	3,409	160,393
Range Resources Corporation		8,387	341,015
Resource America, Inc. Class A		1,547	$24,427
Rosetta Resources, Inc.	*	3,732	68,445
RPC, Inc.		2,280	32,399
SEACOR Holdings, Inc.	*	1,334	126,863
SEMCO Energy, Inc.	*	3,180	25,090
South Jersey Industries, Inc.		1,794	62,431
Southern Union Company		6,540	203,459
Southwest Gas Corporation		3,043	86,086
Southwestern Energy Company	*	10,114	423,271
St. Mary Land & Exploration Company		3,584	127,841
Stone Energy Corporation	*	1,868	74,739
Sulphco, Inc.	*†	8,130	71,544
Sunoco Logistics Partners, LP	†	970	49,616
Superior Energy Services, Inc.	*	4,830	171,175
Swift Energy Company	*	1,642	67,191
Syntroleum Corporation	*	9,066	17,044
TC Pipelines, LP		800	28,544
Teppco Partners, LP		4,240	161,417
Tetra Technologies, Inc.	*	4,342	91,790
Tidewater, Inc.		3,261	204,921
Toreador Resources Corporation	*†	2,250	26,618
Transmeridian Exploration, Inc.	*†	12,000	24,960
TransMontaigne Partners, LP		786	25,938
Trico Marine Services, Inc.	*	600	17,880
Tri-Valley Corporation	*†	2,100	15,960
TXCO Resources, Inc.	*	3,031	27,158
UGI Corporation		5,800	150,684
Ultra Petroleum Corporation	*	9,051	561,524
Unit Corporation	*	2,763	133,729
VAALCO Energy, Inc.	*	8,030	36,697
Vectren Corporation	†	4,593	125,343
W&T Offshore, Inc.		1,400	34,132
Warren Resources, Inc.	*†	3,440	43,138
Wd-40 Company		950	32,433
Western Refining, Inc.	†	2,380	96,580
WGL Holdings, Inc.		2,886	97,807
W-H Energy Services, Inc.	*	1,748	128,915
Whiting Petroleum Corporation	*	2,638	117,259
Williams Partners, LP		1,272	52,559
			18,790,283
Pharmaceuticals—5.4%
Aastrom Biosciences, Inc.	*	3,290	3,816
Abraxis BioScience, Inc.	†	1,744	39,816
Accelrys, Inc.	*	3,326	22,783
Adams Respiratory Therapeutics, Inc.	*†	1,820	70,143
Adolor Corporation	*	8,628	29,508
Affymetrix, Inc.	*†	4,310	109,345
Albany Molecular Research, Inc.	*	1,371	20,702
Alexion Pharmaceuticals, Inc.	*†	2,228	145,154
Alfacell Corporation	*†	2,756	5,760
Alkermes, Inc.	*	5,949	109,462
Allscripts Healthcare Solutions, Inc.	*†	3,186	86,118
Alpharma, Inc. Class A		2,513	53,678
Alseres Pharmaceuticals, Inc.	*	724	1,948
AMAG Pharmaceuticals, Inc.	*†	1,051	60,117
Amylin Pharmaceuticals, Inc.	*†	6,868	343,400
Anesiva, Inc.	*	1,779	10,211
Antigenics, Inc.	*†	9,214	21,837
Applera Corporation-Celera Group	*	4,519	63,537
Arena Pharmaceuticals, Inc.	*†	4,029	44,118
Ariad Pharmaceuticals, Inc.	*†	5,713	26,451
ArQule, Inc.	*	4,724	33,682
Array BioPharma, Inc.	*	4,170	46,829

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Atherogenics, Inc.	*	2,914	$4,837
AVANIR Pharmaceuticals Class A	*	9,525	20,384
Avant Immunotherapeutics, Inc.	*	6,670	3,735
AVI BioPharma, Inc.	*†	7,700	19,635
Bare Escentuals, Inc.	*†	2,302	57,251
Bentley Pharmaceuticals, Inc.	*	2,011	25,097
BioCryst Pharmaceuticals, Inc.	*	3,943	28,468
Bioenvision, Inc.	*	6,140	32,419
BioMarin Pharmaceuticals, Inc.	*†	5,500	136,950
BioScrip, Inc.	*	3,476	22,316
Bradley Pharmaceuticals, Inc.	*	1,581	28,774
Cambrex Corporation		2,958	32,213
Cell Genesys, Inc.	*†	10,214	39,017
Cell Therapeutics, Inc.	*†	5,292	19,475
Cephalon, Inc.	*†	3,829	279,747
Charles River Laboratories International, Inc.	*	3,766	211,461
Collagenex Pharmaceuticals, Inc.	*	1,558	13,991
Columbia Laboratories, Inc.	*	5,940	15,385
Cubist Pharmaceuticals, Inc.	*	3,073	64,932
CuraGen Corporation	*	6,958	9,602
CV Therapeutics, Inc.	*†	4,341	38,982
Cypress Bioscience, Inc.	*	4,031	55,184
Cytogen Corporation	*	2,255	1,781
CytRx Corporation	*†	10,564	36,551
DataTRAK International, Inc.	*	1,359	3,853
Dendreon Corporation	*†	7,889	60,666
Discovery Laboratories, Inc.	*	10,296	27,696
Durect Corporation	*	7,330	40,168
Dyax Corporation	*	3,200	11,520
Emisphere Technologies, Inc.	*	3,412	16,412
Encysive Pharmaceuticals, Inc.	*	9,599	14,494
Endo Pharmaceuticals Holdings, Inc.	*	7,814	242,312
EntreMed, Inc.	*	1,390	1,487
EpiCept Corporation	*†	481	885
EPIX Pharmaceuticals, Inc.	*	3,320	13,479
Exact Sciences Corporation	*	1,250	4,238
Exelixis, Inc.	*	6,955	73,653
Genaera Corporation	*	797	2,263
Gene Logic, Inc.	*	950	1,131
Genelabs Technologies	*	721	1,370
Genentech, Inc.	*	27,336	2,132,755
Genitope Corporation	*†	2,890	12,947
Gen-Probe, Inc.	*	3,040	202,403
Geron Corporation	*†	5,440	39,821
GTC Biotherapeutics, Inc.	*	3,988	4,068
GTx, Inc.	*	1,710	27,839
Hana Biosciences, Inc.	*†	3,510	4,037
Hemispherx Biopharma, Inc.	*†	4,821	8,292
Henry Schein, Inc.	*†	5,282	321,357
Herbalife Ltd. (Cayman Islands)		2,985	135,698
Heska Corporation	*	4,463	9,640
Hi-Tech Pharmacal Company, Inc.	*†	2,404	28,535
Hollis-Eden Pharmaceuticals	*	3,834	7,553
Human Genome Sciences, Inc.	*†	8,883	91,406
Idexx Laboratories, Inc.	*	1,819	199,344
Idenix Pharmaceuticals, Inc.	*†	3,110	8,988
ImClone Systems, Inc.	*†	3,274	135,347
Immtech Pharmaceuticals Inc.	*	3,841	31,496
Immucor, Inc.	*	3,883	138,817
ImmunoGen, Inc.	*	1,903	8,849
Incyte Corporation	*†	4,623	33,054
Indevus Pharmaceuticals, Inc.	*	3,237	22,368
Inspire Pharmaceuticals, Inc.	*†	4,570	24,541
InterMune, Inc.	*†	1,586	$30,340
Introgen Therapeutics, Inc.	*†	2,150	8,966
Inverness Medical Innovations, Inc.	*	2,491	137,802
Invitrogen Corporation	*	2,852	233,094
Isis Pharmaceuticals, Inc.	*†	4,346	65,060
Kendle International, Inc.	*†	790	32,809
Keryx Biopharmaceuticals, Inc.	*†	3,220	32,007
Kosan Biosciences, Inc.	*	2,000	10,020
KV Pharmaceutical Company Class A	*	2,180	62,348
Lexicon Pharmaceuticals, Inc.	*	7,724	26,725
LifeCell Corporation	*†	1,850	69,505
Lifecore Biomedical, Inc.	*	1,730	22,317
Luminex Corporation	*†	3,213	48,452
Mannatech, Inc.	†	2,631	21,311
MannKind Corporation	*†	3,420	33,106
Martek Biosciences Corporation	*†	1,769	51,354
Maxygen, Inc.	*	2,991	20,369
Medarex, Inc.	*†	7,804	110,505
Medicines Company	*	2,718	48,408
Medicis Pharmaceutical Corporation Class A	†	3,487	106,388
Medifast, Inc.	*†	2,284	12,745
Meridian Bioscience, Inc.		2,700	81,864
MGI Pharma, Inc.	*†	4,974	138,178
Millennium Pharmaceuticals, Inc.	*	17,936	182,050
Monogram Biosciences, Inc.	*	9,010	12,884
Myriad Genetics, Inc.	*†	2,461	128,341
Nabi Biopharmaceuticals	*	6,806	27,632
Nastech Pharmaceutical Company, Inc.	*†	3,350	44,589
Natrol, Inc.	*	1,145	3,435
NBTY, Inc.	*	3,365	136,619
Nektar Therapeutics	*†	4,738	41,837
NeoPharm, Inc.	*	965	955
Neose Technologies, Inc.	*	5,705	8,786
Neurobiological Technologies, Inc.	*	448	1,550
Neurocrine Biosciences, Inc.	*†	2,039	20,390
Neurogen Corporation	*	1,873	8,316
NitroMed, Inc.	*	2,250	4,005
Northfield Laboratories, Inc.	*†	1,890	3,629
Novavax, Inc.	*†	11,268	40,452
Noven Pharmaceuticals, Inc.	*	1,350	21,506
NPS Pharmaceuticals, Inc.	*	3,900	22,425
Nu Skin Enterprises, Inc. Class A		3,019	48,787
Nuvelo, Inc.	*	8,720	17,876
Omnicare, Inc.		7,038	233,169
Onyx Pharmaceuticals, Inc.	*†	3,374	146,836
OraSure Technologies, Inc.	*	4,328	43,496
Oscient Pharmaceuticals Corporation	*†	4,064	10,485
OSI Pharmaceuticals, Inc.	*†	3,581	121,718
Pain Therapeutics, Inc.	*†	3,499	32,716
Palatin Technologies, Inc.	*	2,104	842
Panacos Pharmaceuticals, Inc.	*	2,667	4,267
Par Pharmaceutical Companies, Inc.	*	1,702	31,589
Parexel International Corporation	*	1,844	76,102
PDL BioPharma, Inc.	*	6,371	137,677
Penwest Pharmaceuticals Company	*†	5,730	63,087
Peregrine Pharmaceuticals, Inc.	*	9,115	6,103
Perrigo Company		5,083	108,522
Pharmaceutical Product Development, Inc.	†	6,272	222,280
Pharmacopeia, Inc.	*	4,683	26,787
Pharmacyclics, Inc.	*	1,701	3,912

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
PharmaNet Development Group, Inc.	*	1,036	$30,075
PharMerica Corporation	*†	2,249	33,555
Pharmion Corporation	*	1,640	75,670
Poniard Pharmaceuticals, Inc.	*	3,696	20,956
Pozen, Inc.	*†	1,922	21,257
Prestige Brands Holdings, Inc.	*	2,900	31,842
Progenics Pharmeceuticals, Inc.	*	1,383	30,578
Quidel Corporation	*	2,820	55,159
Ramtron International Corporation	*	1,920	5,549
Regeneration Technologies, Inc.	*	3,227	34,593
Regeneron Pharmaceuticals, Inc.	*	3,602	64,116
Renovis, Inc.	*	7,533	29,077
Rentech, Inc.	*	14,020	30,283
Rigel Pharmaceuticals, Inc.	*	2,990	28,196
Salix Pharmaceuticals Ltd.	*†	2,346	29,137
Savient Pharmaceuticals, Inc.	*	4,700	68,385
Sciclone Pharmaceuticals, Inc.	*	4,800	9,408
Sciele Pharma, Inc.	*†	2,476	64,426
SCOLR Pharma, Inc.	*†	2,400	6,072
Senomyx, Inc.	*†	2,620	32,095
Sepracor, Inc.	*	6,136	168,740
Sequenom, Inc.	*†	3,594	25,841
SIGA Technologies, Inc.	*	4,650	18,600
StemCells, Inc.	*	3,500	7,385
SuperGen, Inc.	*	3,719	16,140
Symyx Technologies, Inc.	*†	1,965	17,076
Targeted Genetics Corporation	*†	3,456	6,221
Telik, Inc.	*†	6,069	17,661
Theravance, Inc.	*†	3,130	81,662
Third Wave Technologies, Inc.	*	5,437	46,921
Titan Pharmaceuticals, Inc.	*	4,244	8,997
TorreyPines Therapeutics, Inc.	*	347	2,093
Trimeris, Inc.	*†	4,014	31,229
United Therapeutics Corporation	*†	1,264	84,107
USANA Health Sciences, Inc.	*†	743	32,506
Valeant Pharmaceuticals International	*	5,975	92,493
Verenium Corp.	*†	1,790	9,451
Vermillion, Inc.	*	1,500	1,500
Vertex Pharmaceuticals, Inc.	*	7,674	294,758
Vion Pharmaceuticals, Inc.	*	4,504	3,468
Viropharma, Inc.	*†	4,402	39,178
Warner Chilcott Ltd. Class A (Bermuda)	*	5,318	94,501
XOMA Ltd.	*†	12,047	41,080
Zymogenetics, Inc.	*	2,343	30,576
			12,013,322
Public Administration—0.1%
Corrections Corporation of America	*	7,431	194,469
Geo Group, Inc. (The)	*	3,213	95,137
			289,606
Real Estate—5.8%
Acadia Realty Trust REIT		2,059	55,861
Agree Realty Corporation REIT		1,045	32,750
Alexander’s, Inc. REIT	*	119	45,875
Alexandria Real Estate Equities, Inc. REIT		1,802	173,461
AMB Property Corporation REIT		5,651	337,986
American Campus Communities, Inc. REIT		1,200	35,148
American Financial Realty Trust REIT		8,333	$67,081
American Land Lease, Inc. REIT		729	16,381
American Mortgage Acceptance Corporation REIT		1,732	15,363
Annaly Capital Management Inc.		17,676	281,579
Anthracite Capital, Inc. REIT	†	3,940	35,854
Anworth Mortgage Asset Corporation REIT		3,855	20,778
Arbor Realty Trust, Inc. REIT		1,450	27,391
Arizona Land Income Corporation REIT Class A		1,050	6,563
Ashford Hospitality Trust, Inc. REIT		7,797	78,360
Associated Estates Realty Corporation REIT		2,550	33,252
Bimini Capital Management, Inc. REIT		1,800	2,376
BioMed Realty Trust, Inc. REIT	†	4,010	96,641
Brandywine Realty Trust REIT		5,086	128,727
BRE Properties Class A	†	2,937	164,266
Brookfield Properties Company (Canada)	†	11,730	292,077
BRT Realty Trust REIT	†	916	15,883
California Coastal Communities, Inc.	*	1,028	12,644
Camden Property Trust REIT	†	3,415	219,414
Capital Alliance Income Trust Ltd. REIT	*	799	5,114
Capital Trust Class A	†	923	32,767
CapitalSource, Inc.	†	8,459	171,210
CapLease, Inc.	†	2,320	23,780
Capstead Mortgage Corporation REIT		3,102	31,889
CBL & Associates Properties, Inc. REIT		3,838	134,522
CBRE Realty Finance, Inc. REIT		3,335	19,677
Cedar Shopping Centers, Inc. REIT		2,659	36,216
Colonial Properties Trust REIT		2,752	94,394
Consolidated-Tomoka Land Company		530	35,621
Corporate Office Properties Trust SBI MD REIT	†	2,852	118,729
Cousins Properties, Inc. REIT		2,338	68,644
DCT Industrial Trust, Inc. REIT	†	10,500	109,935
Deerfield Triarc Capital Corporation REIT	†	1,990	18,010
DiamondRock Hospitality Company REIT		5,836	101,605
Digital Realty Trust, Inc. REIT	†	3,200	126,048
Douglas Emmett, Inc. REIT		6,328	156,491
Duke Realty Corporation REIT		8,235	278,425
Eastgroup Properties, Inc. REIT		1,308	59,200
Education Realty Trust, Inc. REIT		1,700	22,950
Entertainment Properties Trust REIT		1,519	77,165
Equity Inns, Inc. REIT		3,295	74,401
Equity Lifestyle Properties, Inc. REIT		1,281	66,356
Equity One, Inc. REIT		2,445	66,504
Essex Property Trust, Inc. REIT		1,578	185,525
Extra Space Storage, Inc. REIT		4,170	64,176
Federal Realty Investment Trust REIT		3,216	284,938
FelCor Lodging Trust, Inc. REIT		3,938	78,484
First Industrial Realty Trust, Inc. REIT	†	2,823	109,730
First Potomac Realty Trust REIT	†	1,240	27,032
Forest City Enterprises, Inc. Class A		4,118	227,149
Franklin Street Properties Corporation REIT		3,670	63,308

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Friedman Billings Ramsey Group, Inc. Class A	8,470	$39,047
Getty Realty Corporation REIT	1,418	38,570
Glimcher Realty Trust REIT	2,205	51,818
GMH Communities Trust REIT	2,460	19,065
Grubb and Ellis Company *	2,553	23,743
HCP, Inc. REIT	11,813	391,837
Health Care REIT, Inc. †	4,493	198,770
Healthcare Realty Trust, Inc. REIT	2,871	76,541
Hersha Hospitality Trust REIT	3,010	29,799
Highwoods Properties, Inc. REIT †	3,363	123,321
Hilltop Holdings, Inc. *	3,923	46,056
HMG Courtland Properties REIT *	1,250	15,500
Home Properties, Inc. REIT	2,101	109,630
Hospitality Properties Trust REIT	5,678	230,811
HRPT Properties Trust REIT	12,454	123,170
Icahn Enterprises, LP	533	62,148
IMPAC Mortgage Holdings, Inc. REIT	9,264	14,267
Inland Real Estate Corporation REIT †	3,790	58,707
iStar Financial, Inc. REIT †	7,373	250,608
JER Investors Trust, Inc. REIT	2,190	27,266
Jones Lang Lasalle, Inc.	2,185	224,531
Kilroy Realty Corporation REIT	1,887	114,409
Kite Realty Group Trust REIT	2,870	53,956
KKR Financial Holdings LLC †	5,446	91,765
LaSalle Hotel Properties REIT	2,501	105,242
Lexington Corporate Properties Trust REIT †	4,080	81,641
Liberty Property Trust REIT †	5,549	223,125
LTC Properties, Inc. REIT	1,460	34,558
Luminent Mortgage Capital, Inc. REIT †	3,939	6,578
Macerich Company (The) REIT	4,279	374,755
Mack-Cali Realty Corporation REIT	4,130	169,743
Maguire Properties, Inc. REIT	2,300	59,409
MFA Mortgage Investments, Inc. REIT	4,880	39,138
Mid-America Apartment Communities, Inc. REIT	1,300	64,805
Mission West Properties REIT	1,418	17,229
Monmouth Class A REIT	4,925	41,469
National Health Investors, Inc. REIT	1,871	57,833
National Retail Properties, Inc. REIT	4,114	100,299
Nationwide Health Properties, Inc. REIT †	5,318	160,231
Newcastle Investment Corporation REIT †	2,675	47,134
NorthStar Realty Finance Corporation REIT †	3,990	39,621
NovaStar Financial, Inc. REIT †	1,453	12,888
Omega Healthcare Investors, Inc. REIT	4,792	74,420
Parkway Properties, Inc. REIT †	1,147	50,629
Pennsylvania REIT	1,941	75,583
PMC Commercial Trust REIT	2,035	26,638
Post Properties, Inc. REIT	2,448	94,738
Potlatch Corporation	2,433	109,558
PS Business Parks, Inc. REIT	1,123	63,843
RAIT Financial Trust †	3,172	26,106
Ramco-Gershenson Properties REIT	1,412	44,111
Rayonier, Inc. REIT	4,420	212,337
Realty Income Corporation REIT †	5,830	162,949
Redwood Trust, Inc. REIT †	1,683	55,909
Regency Centers Corporation REIT	4,161	319,357
Republic Property Trust REIT	1,350	19,805
Resource Capital Corporation †	1,200	$13,512
Saul Centers, Inc. REIT	882	45,423
Senior Housing Properties Trust REIT	5,307	117,072
SL Green Realty Corporation REIT †	3,536	412,899
Sovran Self Storage, Inc. REIT	1,179	54,045
St. Joe Company (The) †	4,587	154,169
Stewart Enterprises, Inc. Class A	6,846	52,167
Strategic Hotels & Resorts Inc.	4,710	96,979
Sun Communities, Inc. REIT	1,061	31,915
Sunstone Hotel Investors, Inc. REIT	3,566	91,432
Tanger Factory Outlet Centers REIT	2,180	88,486
Taubman Centers, Inc. REIT	3,276	179,361
Thornburg Mortgage, Inc. REIT †	6,449	82,870
UDR, Inc. REIT	8,048	195,727
Universal Health Realty Income REIT	617	21,922
Urstadt Biddle Properties, Inc. REIT Class A	2,334	36,107
U-Store-It Trust REIT	3,040	40,128
Ventas, Inc. REIT	7,409	306,733
W.P. Carey & Company LLC	1,593	50,180
Washington REIT †	2,885	95,724
Weingarten Realty Investors REIT	4,872	201,993
		12,921,566
Restaurants—0.9%
AFC Enterprises, Inc. *	2,170	32,659
Applebee’s International, Inc.	4,405	109,596
Back Yard Burgers, Inc. *	1,698	9,679
Benihana, Inc. *	340	5,824
Benihana, Inc. Class A *	680	11,771
Bob Evans Farms, Inc.	2,055	62,020
Brinker International, Inc.	6,752	185,275
Buffalo Wild Wings, Inc. *†	1,120	42,246
Burger King Holdings, Inc.	3,170	80,803
CEC Entertainment, Inc. *	1,994	53,579
CKE Restaurants, Inc.	4,056	65,748
California Pizza Kitchen, Inc. *	2,265	39,796
CBRL Group, Inc.	1,879	76,663
Cheesecake Factory (The) *	3,914	91,862
Chipotle Mexican Grill, Inc. Class A *†	1,965	232,125
Cosi, Inc. *	3,120	10,795
Domino’s Pizza, Inc.	2,750	45,623
IHOP Corporation †	1,079	68,333
Jack in the Box, Inc. *	1,878	121,770
Krispy Kreme Doughnuts, Inc. *†	5,000	20,000
Landry’s Restaurants, Inc.	1,254	33,181
Luby’s, Inc. *	3,380	37,248
O’Charley’s, Inc.	1,092	16,555
Papa John’s International, Inc. *	1,581	38,640
PF Chang’s China Bistro, Inc. *†	1,340	39,664
Rare Hospitality International, Inc. *†	2,025	77,173
Red Robin Gourmet Burgers, Inc. *†	1,203	51,609
Ruby Tuesday, Inc.	3,481	63,842
Sonic Corporation *	4,259	99,661
Steak N Shake Company (The) *	2,198	32,992
Texas Roadhouse, Inc. Class A *	4,130	48,321
Triarc Companies Class B	4,026	50,365
		1,955,418
Retailers—2.3%
1-800-FLOWERS.COM, Inc. *	2,113	24,490
99 Cents Only Stores *	2,727	28,006
AC Moore Arts & Crafts, Inc. *	1,967	31,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Advance Auto Parts, Inc.		6,095	$204,548
Alloy, Inc.	*	462	4,338
BJ’s Wholesale Club, Inc.	*	4,027	133,535
Barnes & Noble, Inc.		3,301	116,393
Bell Microproducts, Inc.	*	1,576	9,803
Big 5 Sporting Goods Corporation		1,892	35,380
Blue Nile, Inc.	*	780	73,414
Bluefly, Inc.	*	2,341	2,130
Bombay Company, Inc. (The)	*	2,630	266
Borders Group, Inc.		3,582	47,748
Build-A-Bear Workshop, Inc.	*	960	17,050
CSK Auto Corporation	*	1,990	21,194
Cabela’s, Inc. Class A	*	3,090	73,079
Casey’s General Stores, Inc.		3,169	87,781
Cash America International, Inc.		1,831	68,846
Central Garden & Pet Company	*	3,162	28,142
Central Garden and Pet Co. Class A	*	2,770	24,875
CKX, Inc.	*	4,120	50,717
Coldwater Creek, Inc.	*†	3,983	43,255
Cost Plus, Inc./ California	*†	2,725	10,955
dELIA*s, Inc.	*	2,555	12,009
Design Within Reach, Inc.	*	1,210	5,760
Dick’s Sporting Goods, Inc.	*	2,379	159,750
Dollar Tree Stores, Inc.	*	5,591	226,659
Drugstore.Com, Inc.	*	3,800	12,312
Ezcorp, Inc.	*	3,000	40,350
Fastenal Company	†	8,412	381,989
Ferrellgas Partners, LP		2,612	59,554
Foot Locker, Inc.		9,207	141,143
Forward Industries, Inc.-N Y	*	630	1,934
Fred’s, Inc.	†	1,781	18,754
GameStop Corporation Class A	*	8,780	494,753
GSI Commerce, Inc.	*†	1,470	39,102
Guitar Center, Inc.	*†	1,720	101,996
Haverty Furniture Companies, Inc.	†	2,301	20,180
Hibbett Sports, Inc.	*	1,926	47,765
Jo-Ann Stores, Inc.	*	1,266	26,713
Kenneth Cole Productions, Inc. Class A		956	18,518
Kirkland’s, Inc.	*	833	1,050
Knoll, Inc.		2,839	50,364
K-Swiss, Inc. Class A		1,706	39,084
Longs Drug Stores Corporation		1,908	94,770
MarineMax, Inc.	*	800	11,648
Marvel Entertainment, Inc.	*	3,700	86,728
Men’s Wearhouse, Inc.		2,797	141,304
MSC Industrial Direct Company Class A		2,782	140,741
Nitches, Inc.	*†	2,850	6,968
Nutri/System, Inc.	*†	1,970	92,373
O’Reilly Automotive, Inc.	*	6,818	227,789
Overstock.com, Inc.	*†	771	22,205
PC Connection, Inc.	*	2,755	34,438
Petsmart, Inc.		7,904	252,138
Pier 1 Imports, Inc.	*†	6,447	30,494
Priceline.com, Inc.	*†	1,989	176,524
Restoration Hardware, Inc.	*	2,795	9,196
Retail Ventures, Inc.	*	1,372	14,283
Rite Aid Corporation	*†	44,279	204,569
Saks, Inc.		6,702	114,939
Sharper Image Corporation	*†	2,746	11,341
Stamps.com, Inc.	*	2,642	31,625
Stein Mart, Inc.		1,591	12,108
Systemax, Inc.		1,358	$27,758
Talon International, Inc.	*	1,335	1,001
Tractor Supply Company	*†	1,869	86,142
Trans World Entertainment Corporation	*	1,932	8,849
Tuesday Morning Corporation		1,816	16,326
Valuevision Media, Inc. Class A	*	1,742	12,908
Williams-Sonoma, Inc.		5,416	176,670
Zale Corporation	*†	2,902	67,152
			5,149,671
Social Services—0.0%
Bright Horizons Family Solutions, Inc.	*	1,710	73,256
Providence Service Corporation	*	790	23,194
Res-Care, Inc.	*	1,222	27,910
			124,360
Telephone Systems—1.9%
Adtran, Inc.		3,507	80,766
Alaska Communications Systems Group, Inc.		2,850	41,183
Audiovox Corporation Class A	*	2,945	30,304
Brightpoint, Inc.	*	3,031	45,495
Centennial Communications Corporation	*	1,166	11,800
Cincinnati Bell, Inc.	*	16,626	82,132
Covad Communications Group, Inc.	*	13,041	8,737
D&E Communications, Inc.		1,712	24,345
Deltathree, Inc.	*	2,553	1,685
Dobson Communications Corporation Class A	*	8,796	112,501
Equinix, Inc.	*†	1,609	142,702
FiberTower Corporation	*	6,580	25,267
General Communication Class A	*	3,847	46,703
Global Crossing Ltd. (Bermuda)	*†	1,360	28,669
Global Payments, Inc.		4,620	204,296
Harris Stratex Networks, Inc.	*	1,510	26,380
Hickory Tech Corporation		652	6,318
IDT Corporation Class B	†	4,800	40,176
Iowa Telecommunications Services, Inc.	†	2,435	48,335
iPCS, Inc.	†	940	32,327
j2 Global Communications, Inc.	*	3,065	100,317
LCC International, Inc. Class A	*	1,000	3,440
Leap Wireless International, Inc.	*	2,880	234,346
Level 3 Communications, Inc.	*†	76,238	354,507
Mastec, Inc.	*	3,427	48,218
MetroPCS Communications, Inc.	*†	2,807	76,575
NeuStar, Inc. Class A	*†	4,120	141,275
NII Holdings, Inc. Class B	*	9,550	784,533
North Pittsburgh Systems, Inc.		1,480	35,165
Novatel Wireless, Inc.	*†	2,949	66,795
NTELOS Holdings Corporation		1,200	35,352
PAETEC Holding Corporation	*	4,996	62,300
RCN Corporation	*	2,170	26,691
Rural Cellular Corporation Class A	*	1,266	55,071
SAVVIS, Inc.	*	1,629	63,173
SunCom Wireless Holdings, Inc. Class A	*	269	6,940
SureWest Communications		1,674	41,867
Telecommunication Systems, Inc.	*	6,400	25,536
Telephone & Data Systems, Inc.		5,000	333,750
Telephone & Data Systems, Inc.		1,827	113,274

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Time Warner Telecom, Inc. Class A	*	8,061	$177,100
US Cellular Corporation	*	921	90,442
Virgin Media, Inc.	†	16,150	391,961
			4,308,749
Textiles, Clothing & Fabrics—1.0%
Albany International Corporation Class A		1,437	53,873
Brown Shoe Company, Inc.		2,496	48,422
Columbia Sportswear Company		940	51,991
CROCS, Inc.	*†	4,600	309,350
Culp, Inc.	*	888	9,217
Deckers Outdoor Corporation	*	840	92,232
Genesco, Inc.	*	1,421	65,551
Guess ?, Inc.		3,690	180,921
Gymboree Corporation	*	1,960	69,070
Hanesbrands, Inc.	*	5,900	165,554
Iconix Brand Group, Inc.	*†	3,317	78,911
Interface, Inc. Class A		3,470	62,634
Kellwood Company	†	1,955	33,333
Mohawk Industries, Inc.	*†	3,283	266,908
Mothers Work, Inc.	*	684	12,770
Oxford Industries, Inc.		956	34,531
Phillips-Van Heusen Corporation		3,157	165,679
Quiksilver, Inc.	*	7,789	111,383
Skechers U.S.A., Inc. Class A	*	1,680	37,128
Sport-Haley, Inc.	*	1,043	3,755
Steven Madden Ltd.		1,528	28,956
Tarrant Apparel Group	*	1,107	1,373
Timberland Company Class A	*	3,249	61,601
Warnaco Group, Inc. (The)	*	2,900	113,303
Wolverine World Wide, Inc.		3,299	90,393
			2,148,839
Transportation—2.3%
Alexander & Baldwin, Inc.	†	2,596	130,137
American Commercial Lines, Inc.	*†	2,906	68,959
Arctic Cat, Inc.	†	1,738	28,434
Arkansas Best Corporation		1,383	45,169
Arlington Tankers Ltd. (Bermuda)		1,590	39,162
Celadon Group, Inc.	*	1,972	23,210
Con-way, Inc.		2,747	126,362
Dynamex, Inc.	*	760	19,471
Eagle Bulk Shipping, Inc.		2,303	59,279
Emergency Medical Services Corporation Class A	*	758	22,930
Excel Maritime Carriers Ltd. (Liberia)		1,400	78,120
Expedia, Inc.	*	13,936	444,280
Expeditors International Washington, Inc.		12,671	599,338
Fleetwood Enterprises, Inc.	*†	4,000	34,200
Forward Air Corporation		1,912	56,939
Freightcar America, Inc.		930	35,526
GATX Corporation		2,878	123,035
Genco Shipping & Trading Ltd.	†	1,354	88,728
General Maritime Corporation		2,040	56,936
Genesee & Wyoming, Inc. Class A	*	2,371	68,380
Gulfmark Offshore, Inc.	*	1,000	48,660
Heartland Express, Inc.	†	4,044	57,748
Hertz Global Holdings Inc.	*	7,609	172,876
Hornbeck Offshore Services, Inc.	*	1,340	49,178
HUB Group, Inc. Class A	*	2,580	77,477
JB Hunt Transport Services, Inc.		6,083	159,983
Kansas City Southern	*†	4,597	$147,885
Kirby Corporation	*	2,958	130,566
K-Sea Transportation Partners, LP	†	470	18,311
Laidlaw International, Inc.		4,599	161,977
Landstar System, Inc.		3,156	132,457
Macquarie Infrastructure Company LLC		2,150	82,969
Martin Midstream Partners, LP		1,200	43,920
Mobile Mini, Inc.	*	1,880	45,421
OceanFreight, Inc.		1,037	24,100
Odyssey Marine Exploration, Inc.	*	3,340	20,675
Old Dominion Freight Line, Inc.	*	1,783	42,739
Overseas Shipholding Group		1,658	127,384
P.A.M. Transportation Services, Inc.	*	1,139	20,502
Pacer International, Inc.		2,275	43,339
Polaris Industries, Inc.		2,090	91,166
Quality Distribution, Inc.	*	914	8,135
Royal Caribbean Cruises Ltd.	†	7,895	308,142
Rural/Metro Corporation	*†	1,600	5,168
Saia, Inc.	*	902	14,910
Ship Finance International Ltd. (Bermuda)		2,540	66,726
Sirva, Inc.	*	1,337	923
Teekay Corporation (Bahama Islands)	†	2,350	138,204
Thor Industries, Inc.		2,026	91,150
Trinity Industries, Inc.	†	4,551	170,845
UTI Worldwide, Inc. (Luxembourg)		4,810	110,534
US Shipping Partners, LP		1,660	32,785
Wabtec Corporation		3,117	116,763
Werner Enterprises, Inc.	†	2,916	50,009
YRC Worldwide, Inc.	*†	3,388	92,560
			5,054,782
Water Companies—0.2%
American States Water Company		920	35,880
Aqua America, Inc.	†	8,010	181,667
California Water Service Group		965	37,143
Connecticut Water Service, Inc.		500	11,580
Middlesex Water Company		550	10,395
Pico Holdings, Inc.	*	970	40,304
SJW Corporation		1,012	34,550
Southwest Water Company		2,215	27,974
			379,493
TOTAL COMMON STOCKS
(Cost $152,794,086)			216,536,711

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
4.040%	12/20/2007	**
(Cost $222,930)			$225,000	222,929

		Shares	Value
RIGHTS—0.0%
Heavy Construction—0.0%
Levitt Corporation Class A Rights, Expires 10/01/2007	‡	10,400	104

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

		Shares	Value
RIGHTS—(Continued)
Textiles, Clothing & Fabrics—0.0%
Mossimo, Inc. Rights, Expires TBD	*‡d	2,807	$—
TOTAL RIGHTS
(Cost $0)			104

WARRANTS—0.0%
Financial Services—0.0%
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Equitex, Inc. Warrants, Expires 2/7/2010	‡d	264	—
Pegasus Wireless Corporation Warrants, Expires 08/11/2008	‡d	200	—
(Cost $0)			—

Coupon Rate	Maturity Date		Face	Value
CASH EQUIVALENTS—21.4%
Institutional Money Market Funds—1.6%
Reserve Primary Money Market Fund
5.380%	10/01/2007	††	$3,584,424	3,584,424
Bank & Certificate Deposits/Offshore Time Deposits—19.4%
ABN Amro Bank NV
4.970%	10/24/2007	††	1,320,577	1,320,577
Bank of Montreal
5.520%	10/15/2007	††	565,962	565,962
Bank of Nova Scotia
5.540%	10/17/2007	††	565,962	565,962
Bank of Nova Scotia
5.340%	10/19/2007	††	1,509,231	1,509,231
Bank of Nova Scotia
5.000%	10/25/2007	††	754,615	754,615
Barclays
5.330%	10/15/2007	††	943,269	943,269
Barclays
5.330%	11/05/2007	††	943,269	943,269
Barclays
5.320%	10/09/2007	††	377,308	377,308
BNP Paribas
5.420%	10/15/2007	††	377,308	377,308
BNP Paribas
5.200%	10/01/2007	††	1,886,539	1,886,539
BNP Paribas
5.000%	10/25/2007	††	1,320,577	1,320,577
Calyon
5.500%	10/16/2007	††	565,962	565,962
Calyon
5.330%	11/07/2007	††	565,962	565,962
Calyon
5.250%	10/01/2007	††	3,773,077	3,773,077
Canadian Imperial Bank of Commerce
5.340%	11/09/2007	††	565,962	565,962
Dexia Group
5.100%	11/05/2007	††	565,962	565,962
Fortis Bank
5.250%	10/01/2007	††	1,131,923	1,131,923
Lloyds TSB Bank
5.650%	10/12/2007	††	1,509,231	1,509,231
Merrill Lynch & Company
4.950%	10/01/2007	††	$3,018,462	$3,018,462
Morgan Stanley & Company
4.950%	10/01/2007	††	2,641,154	2,641,154
National Australia Bank
5.190%	10/01/2007	††	3,395,770	3,395,770
Nordea Bank Finland PLC
5.450%	10/23/2007	††	943,269	943,269
Rabobank Nederland
5.000%	10/04/2007	††	565,962	565,962
Rabobank Nederland
4.910%	10/03/2007	††	1,131,923	1,131,923
Royal Bank of Scotland
5.450%	10/19/2007	††	565,962	565,962
Royal Bank of Scotland
5.430%	10/26/2007	††	943,269	943,269
Royal Bank of Scotland
5.330%	11/07/2007	††	377,308	377,308
Societe Generale
5.120%	11/01/2007	††	943,269	943,269
Societe Generale
4.950%	10/22/2007	††	754,615	754,615
Svenska Handlesbanken
5.200%	10/01/2007	††	3,964,655	3,964,655
Toronto Dominion Bank
5.610%	10/12/2007	††	1,131,923	1,131,923
Toronto Dominion Bank
5.320%	10/03/2007	††	943,269	943,269
Toronto Dominion Bank
5.320%	10/09/2007	††	754,615	754,615
UBS AG
5.450%	10/22/2007	††	565,962	565,962
UBS AG
5.370%	11/08/2007	††	565,962	565,962
UBS Finance AG
5.580%	10/01/2007	††	565,962	565,962
				43,016,007
Floating Rate Instruments/Master Notes—0.4%
Wells Fargo
5.450%	10/12/2007	††	943,268	943,268
TOTAL CASH EQUIVALENTS
(Cost $47,543,699)				47,543,699

REPURCHASE AGREEMENTS—2.4%
State Street Bank & Trust Company Repurchase Agreement dated 09/28/2007 due 10/01/2007, with a maturity value of $5,332,758 and effective yield of 4.15% collateralized by U.S. Government Agency Obligation with a rate of 5.581%, maturity date of 10/25/2033 and an aggregate market value $5,439,508.			5,330,914	5,330,914
TOTAL INVESTMENTS—121.2%
(Cost $205,891,629)				269,634,357
Other assets less liabilities—(21.2%)				(47,146,298)
NET ASSETS—100.0%				$222,488,059

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Mid/Small
Company Index Fund

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

††	Represents reinvestment of collateral received in conjunction with securities lending.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

d	Security has no market value at 09/30/2007.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—93.9%
Australia—6.3%
ABC Learning Centres Ltd.	3,700	$21,487
AGL Energy Ltd.	7,248	101,695
Alumina Ltd.	20,052	126,654
Amcor Ltd.	11,838	77,221
AMP Ltd.	30,846	287,397
Ansell Ltd.	1,154	12,732
APN News & Media Ltd.	3,565	16,468
Aristocrat Leisure Ltd.	6,119	75,178
Asciano Group *	9,173	72,902
ASX Ltd.	2,787	132,267
Australia & New Zealand Banking Group Ltd.	30,172	791,788
AXA Asia Pacific Holdings Ltd.	14,164	97,363
Babcock & Brown Ltd.	3,777	91,459
BHP Billiton Ltd.	57,201	2,230,196
BHP Steel Ltd.	12,806	121,862
Billabong International Ltd.	3,672	48,659
Boral Ltd.	7,953	50,512
Brambles Ltd.	26,723	348,681
Caltex Australia Ltd.	2,904	60,463
Centro Properties Group	11,741	76,472
CFS Retail Property Trust	24,195	51,029
Challenger Financial Services Group Ltd.	5,236	28,708
Coca-Cola Amatil Ltd.	11,883	94,494
Cochlear Ltd.	767	52,799
Coles Group Ltd.	19,401	263,648
Commonwealth Bank of Australia	21,018	1,046,451
Commonwealth Property Office Fund	28,508	41,892
Computershare Ltd.	9,803	80,563
CSL Ltd.	3,295	312,163
CSR Ltd.	18,904	51,868
DB RREEF Trust	34,466	61,256
Downer EDI Ltd.	8,525	47,117
Fortescue Metals Group, Ltd. *	2,113	88,641
Foster’s Group Ltd.	31,606	182,449
Futuris Corporation Ltd.	5,023	9,458
General Property Trust	30,675	137,917
Goodman Fielder Ltd.	12,355	28,177
Goodman Group	24,482	149,062
Harvey Norman Holdings Ltd.	10,998	57,810
Iluka Resources Ltd.	1,488	7,264
ING Industrial Fund	16,122	40,294
Insurance Australia Group Ltd.	31,863	147,745
John Fairfax Holdings Ltd.	24,051	100,339
Leighton Holdings Ltd.	2,521	114,454
Lend Lease Corporation Ltd.	6,835	114,092
Lion Nathan Ltd.	2,567	20,960
Macquarie Airports	17,294	66,449
Macquarie Bank Ltd.	4,238	315,805
Macquarie Communications Infrastructure Group	3,831	20,655
Macquarie Infrastructure Group	40,325	111,115
Macquarie Office Trust NPV	42,146	58,265
Mayne Group Ltd.	13,005	47,902
Meinl European Land Ltd. *	5,430	77,472
Mirvac Group	19,844	95,479
Multiplex Group	13,912	61,606
National Australia Bank Ltd.	26,454	927,855
Newcrest Mining Ltd.	5,712	141,842
OneSteel Ltd.	7,510	45,776
Orica Ltd.	5,586	148,714
Origin Energy Ltd.	11,982	108,899
Pacific Brands Ltd.	4,298	11,759
Paladin Resources Ltd. *	9,064	$61,681
PaperlinX Ltd.	3,665	9,826
Perpetual Limited	532	34,357
Publishing & Broadcasting Ltd.	6,625	115,407
QBE Insurance Group Ltd.	13,872	413,907
Qantas Airways Ltd.	18,484	91,184
Rio Tinto Ltd.	4,671	445,703
Santos Ltd.	10,914	144,990
Sonic Healthcare Ltd.	5,297	73,015
Stockland	24,404	193,963
Suncorp-Metway Ltd.	16,390	293,844
Tabcorp Holdings Ltd.	9,246	123,883
Tattersall’s Ltd.	17,158	60,112
Telstra Corporation Ltd.	48,484	186,669
Telstra Corporation Ltd.	27,519	69,373
Toll Holdings Ltd.	9,173	106,263
Transurban Group	18,847	121,569
Wesfarmers Ltd.	5,671	210,208
Westfield Group	28,664	549,625
Westpac Banking Corporation	30,388	764,523
Woodside Petroleum Ltd.	7,718	341,702
Woolworths Ltd.	19,361	508,488
WorleyParsons Ltd.	3,135	117,085
Zinifex Ltd.	7,494	117,382
		15,566,458
Austria—0.4%
Andritz AG	484	33,394
BWIN Interactive Entertainment *	266	6,309
Erste Bank der Oesterreichischen Sparkassen AG	2,844	216,399
Flughafen Wien AG	67	6,894
Immoeast AG *	7,515	81,839
IMMOFINANZ Immobilien Anlagen AG *	7,160	89,228
Mayr-Melnhof Karton AG	62	6,850
OMV AG	2,427	162,017
Raiffeisen International Bank Holding AG	621	90,670
RHI AG *	682	31,353
Telekom Austria AG	6,281	164,233
Verbund-Oesterreichische Elektrizitaetswirtschafts AG	1,510	86,983
Voestalpine AG	1,825	157,519
Wiener Staedtische Allgemeine Versicherung AG	618	43,111
Wienerberger AG	1,303	81,164
		1,257,963
Belgium—1.2%
Agfa Gevaert NV	1,839	35,294
Barco NV	80	6,885
Bekaert NV	118	15,803
Belgacom SA	2,883	133,370
Cofinimmo	88	15,512
Colruyt SA	180	37,860
Compagnie Maritime Belge SA	135	9,978
Delhaize Group	1,273	121,986
Dexia	8,587	259,541
D’ieteren NV	21	9,393
Euronav SA Private Equity	162	5,085
Fortis	20,969	617,192
Groupe Bruxelles Lambert SA	1,399	169,257
Groupe Bruxelles Lambert SA *	127	4
Interbrew	3,045	275,266
KBC Groep NV	3,134	429,884
Mobistar SA	449	39,175
Omega Pharma SA	155	13,560

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Solvay SA	1,147	$166,063
UCB SA	2,101	123,528
Umicore	399	95,031
		2,579,667
Bermuda—0.1%
Cheung Kong Infrastructure Holdings Ltd.	5,000	18,759
Frontline Ltd.	1,230	59,974
Kerry Properties Ltd.	11,000	84,486
Noble Group Ltd.	26,000	37,928
Orient Overseas International Ltd.	2,200	20,866
SeaDrill Ltd. *	4,479	100,235
Yue Yuen Industrial Holdings	11,000	32,917
		355,165
Cayman Islands—0.2%
ASM Pacific Technology Ltd.	7,500	66,326
Belle International Holdings, Ltd.	34,000	44,726
Foxconn International Holdings Ltd. *	41,000	112,108
Hutchison Telecommunications International Ltd.	28,000	38,814
Shui On Land, Ltd.	38,000	46,137
Tencent Holdings Ltd.	16,000	103,002
		411,113
Denmark—0.7%
AP Moller - Maersk A/S	20	274,140
Bang & Olufsen A/S Class B	259	29,231
Coloplast A/S Class B	274	26,014
D/S Torm A/S	500	20,461
Danisco A/S	833	64,698
Danske Bank A/S	7,929	321,897
DSV A/S	4,086	96,347
FLS Industries AS Class B	950	100,846
GN Store Nord *	4,265	43,189
H. Lundbeck A/S	507	13,763
Jyske Bank *	1,193	92,789
NKT Holding A/S	531	59,505
Novo Nordisk A/S Class B	3,898	470,624
Novozymes A/S Class B	839	105,397
Ostasiatiske Kompagni	186	13,899
Sydbank A/S	700	30,461
Topdanmark A/S *	339	55,781
TrygVesta AS	350	28,100
Vestas Wind Systems A/S *	3,110	245,443
William Demant Holding *†	358	31,655
		2,124,240
Finland—1.6%
Amer Group	1,534	35,424
Cargotec Corp.	834	40,865
Elisa Oyj Class A	1,951	60,556
Fortum Oyj	7,999	292,958
KCI Konecranes Oyj	1,717	69,045
Kesko Oyj Class B	1,238	82,046
Kone Oyj	1,521	110,569
Metso Oyj	2,116	145,240
Neste Oil Oyj	2,491	90,595
Nokia Oyj	67,418	2,553,685
Nokian Renkaat Oyj	1,550	60,697
OKO Bank Class A	1,100	22,774
Orion Oyj	1,592	40,393
Outokumpu Oyj	2,272	81,565
Rautaruukki Oyj	1,584	$95,671
Sampo Oyj	7,783	236,704
SanomaWSOY Oyj Class B	1,909	59,199
Stora Enso Oyj Class R	9,940	192,681
Tietoenator Oyj	1,799	40,283
UPM-Kymmene Oyj	9,367	225,692
Uponor Oyj	1,125	34,830
Wartsila Oyj Class B	877	59,935
YIT Oyj	1,800	53,320
		4,684,727
France—9.0%
Accor SA	3,064	271,371
ADP	565	64,999
Air France	1,650	60,509
Air Liquide SA	4,059	541,844
Alcatel-Lucent	38,733	394,505
Alstom	1,729	350,416
Atos Origin *	1,417	82,232
AXA	26,139	1,168,608
BNP Paribas	13,932	1,522,041
Bouygues SA	3,580	308,381
Business Objects SA *	1,873	83,757
Cap Gemini SA	2,519	154,695
Carrefour SA	9,853	688,540
Casino Guichard Perrachon SA	865	90,551
Cie Generale D’Optique Essilor International SA	3,166	198,156
CNP Assurances	916	116,744
Compagnie de Saint-Gobain	5,346	557,265
Credit Agricole SA	11,186	427,402
Dassault Systemes SA	1,254	81,808
France Telecom SA	30,257	1,008,231
Gaz de France †	3,477	180,218
Gecina SA	146	24,732
Groupe Danone	7,418	582,956
Hermes International	1,113	124,546
Icade	672	48,733
Imerys SA	411	37,387
Klepierre	990	56,560
LVMH Moet Hennessy Louis Vuitton SA	4,140	494,738
Lafarge SA	2,423	374,880
Lagardere S.C.A.	2,073	176,268
L’Oreal SA	4,245	554,840
M6-Metropole Television	1,711	49,472
Michelin (C.G.D.E.) Class B	2,404	323,597
Neopost SA	600	84,361
PagesJaunes SA	1,314	26,951
Pernod-Ricard SA	1,498	325,287
Peugeot SA	2,422	199,915
Pinault-Printemps-Redoute SA	1,274	239,233
Publicis Groupe	2,281	93,707
Renault SA	3,133	453,824
Safran SA	2,404	57,883
Sanofi-Synthelabo SA	16,832	1,424,030
Schneider Electric SA	3,559	448,616
SCOR SE	2,353	62,887
Societe BIC SA	239	20,384
Societe Des Autoroutes Paris-Rhin-Rhone	300	31,430
Societe Generale Class A	6,078	1,020,928
Societe Television Francaise[1]	2,508	67,332
Sodexho Alliance SA	1,672	115,395
Suez SA *	880	13
Suez SA	16,623	975,194
Technip SA	1,700	151,493
Thales SA	1,497	87,566

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Thomson	4,484	$68,273
Total SA	35,848	2,899,891
Unibail-Rodamco	834	214,007
Unibail-Rodamco REIT	461	118,529
Valeo SA	1,258	69,986
Vallourec SA	750	215,496
Veolia Environment	5,919	508,058
Vinci SA	6,696	523,653
Vivendi Universal SA	18,940	798,955
Zodiac SA	569	40,808
		22,545,067
Germany—8.2%
Adidas AG	3,316	217,023
Allianz AG	7,549	1,755,384
Altana AG	900	21,635
Arcandor AG *	920	30,729
BASF AG	8,158	1,125,632
Bayer AG	11,852	940,758
Beiersdorf AG	1,579	117,951
Bilfinger Berger AG	720	56,178
Carlsberg AS Class B	420	57,235
Celesio AG	1,532	96,536
Commerzbank AG	10,489	423,161
Continental AG	2,278	314,123
DaimlerChrysler AG	15,355	1,535,116
Deutsche Bank AG	8,574	1,099,797
Deutsche Boerse AG	3,496	474,675
Deutsche Lufthansa AG	3,299	94,573
Deutsche Post AG	13,562	393,513
Deutsche Postbank AG	1,429	104,585
Deutsche Telekom AG	47,378	928,694
Douglas Holding AG	278	17,337
Fresenius Medical Care AG & Co. KGaA	3,132	165,965
Heidelberger Druckmaschinen	810	35,327
Henkel KGaA	778	36,752
Hochtief AG	816	98,738
Hypo Real Estate Holding	2,527	143,318
Infineon Technologies AG *	12,151	208,752
IVG Immobilien AG	2,061	76,601
Linde AG	2,048	253,947
MAN AG	1,916	277,972
Merck AG	975	117,278
Metro AG	2,543	229,133
MLP AG †	575	7,654
Muenchener Rueckversicherungs AG	3,629	695,429
Premiere AG *	870	18,729
Puma AG Rudolf Dassler Sport	206	88,305
Rheinmetall AG	723	57,259
RWE AG	7,409	929,293
Salzgitter AG	639	125,016
SAP AG	14,581	852,661
Siemens AG	14,037	1,921,931
Solarworld AG	1,548	88,660
Suedzucker AG	694	13,919
ThyssenKrupp AG	5,881	373,133
TUI AG *†	3,859	103,394
E.ON AG	10,322	1,902,384
Volkswagen AG	2,934	661,185
Wincor Nixdorf AG	641	52,851
		19,340,221
Gibraltar—0.0%
PartyGaming PLC *	10,700	$5,989

Greece—0.7%
Alpha Bank AE	6,130	212,646
Coca Cola Hellenic Bottling Company SA	940	54,286
Cosmote Mobile Communications SA	860	29,459
EFG Eurobank Ergasias SA	5,185	181,545
Folli-Follie SA	100	4,060
Hellenic Exchanges SA	1,356	43,328
Hellenic Petroleum SA	890	14,193
Hellenic Technodomiki Tev SA	2,657	35,459
Hellenic Telecommunications Organization SA	6,620	245,522
Motor Oil Hellas Corinth Refineries SA	1,267	33,450
National Bank of Greece SA	6,063	386,107
OPAP SA	3,163	122,073
Piraeus Bank SA	4,288	152,651
Public Power Corporation	2,009	79,409
Titan Cement Company SA	500	25,776
Viohalco	930	15,275
		1,635,239
Hong Kong—2.1%
Bank of East Asia Ltd.	25,200	141,301
BOC Hong Kong Holdings Ltd.	59,500	150,536
Cathay Pacific Airways Ltd.	18,000	49,248
Cheung Kong Holdings Ltd.	24,000	395,365
CLP Holdings Ltd.	24,500	169,534
Esprit Holdings Ltd.	17,500	277,459
Giordano International Ltd.	10,000	4,903
Hang Lung Properties Ltd.	38,000	169,763
Hang Seng Bank Ltd.	12,100	214,802
Henderson Land Development	16,000	126,486
Hong Kong & China Gas	66,000	153,652
Hong Kong Exchanges and Clearing Ltd.	18,000	549,246
Hong Kong Electric Holdings	21,000	109,081
Hopewell Holdings Ltd.	11,000	52,420
Hutchison Whampoa Ltd.	33,000	352,653
Hysan Development Company Ltd.	7,000	19,388
Johnson Electric Holdings Ltd.	10,000	5,215
Kingboard Chemicals Holdings Company Ltd.	11,000	70,031
Li & Fung Ltd.	39,600	167,521
Link REIT	38,000	83,584
Melco International Development	7,000	13,062
MTR Corporation	18,000	53,537
New World Development Ltd.	46,600	128,409
PCCW Ltd.	58,000	38,341
Shangri-La Asia Ltd.	18,000	60,557
Shun TAK Holdings Ltd.	12,000	19,273
Sino Land Company	16,000	39,709
Sun Hung Kai Properties Ltd.	23,000	387,159
Swire Pacific Ltd. Class A	14,500	175,480
Techtronic Industries Company	14,500	16,504
Television Broadcasts Ltd.	5,000	29,978
Tingyi Cayman Islands Holding Corp.	20,000	31,168
Wharf Holdings Ltd.	25,000	122,524
Wing Hang Bank Ltd.	2,000	23,026
		4,400,915

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Ireland—0.7%
Allied Irish Banks PLC	14,714	$355,732
Bank of Ireland	17,295	321,410
C&C Group PLC	6,903	57,023
CRH PLC	9,192	363,099
DCC PLC	1,555	45,794
Depfa Bank PLC	5,776	119,264
Elan Corporation PLC *	7,416	156,114
Grafton Group PLC *	5,246	58,752
Greencore Group PLC	5,146	33,379
IAWS Group PLC	3,445	76,444
Independent News & Media PLC	13,348	49,658
Kerry Group PLC Class A	2,758	81,545
Kingspan Group PLC	2,308	50,660
Paddy Power PLC	684	23,991
		1,792,865
Italy—3.5%
Alleanza Assicurazioni SpA	6,450	85,626
Arnoldo Mondadori Editore SpA	910	8,783
Assicurazioni Generali SpA	17,753	778,967
Atlartia SpA	4,849	163,484
Autogrill SpA	999	19,176
Banca Monte dei Paschi di Siena SpA	19,348	118,610
Banca Popolare di Milano Scrl	5,753	84,883
Banco Popolare SpA *	9,442	211,153
Bulgari SpA	2,013	31,578
Capitalia SpA	29,679	283,773
Enel SpA	71,163	801,660
ENI SpA †	43,509	1,603,930
Fiat SpA	11,494	346,612
Finmeccanica SpA	4,830	140,058
Fondiaria-Sai SpA	1,454	68,192
Intesa Sanpaola	128,015	985,252
Intesa Sanpaolo-RNC	14,283	104,218
Italcementi SpA	992	21,924
Lottomatica SpA	894	32,174
Luxottica Group SpA	2,714	91,949
Mediaset SpA	13,265	136,624
Mediobanca SpA	7,721	168,549
Mediolanum SpA	3,095	21,868
Parmalat SpA	22,775	80,576
Pirelli & C SpA *	65,674	78,959
Seat Pagine Gialle SpA	99,963	55,599
Snam Rete Gas SpA †	14,205	88,079
Telecom Italia RNC	114,360	275,241
Telecom Italia SpA	167,608	506,488
Terna SpA	24,044	88,571
UniCredito Italiano SpA	130,422	1,114,600
Unione Di Banche Italiane SCPA	10,800	289,827
		8,886,983
Japan—18.8%
77 Bank Ltd. (The)	8,000	53,689
Access Co. Ltd. *	2	6,587
Acom Company Ltd.	960	21,359
Aderans Holdings Co. Ltd.	500	10,438
Advantest Corporation	2,400	74,814
Aeon Company Ltd.	11,500	161,919
Aeon Credit Service Company Ltd.	900	9,647
Aeon Mall Co., Ltd.	600	18,238
Aiful Corporation †	2,075	32,447
Aisin Seiki Company Ltd.	3,200	127,266
Ajinomoto Company, Inc.	11,000	137,423
Alfresa Holdings Corporation	700	$44,570
All Nippon Airways Company Ltd.	15,000	58,414
Alps Electric Company Ltd.	2,000	23,969
Amada Company Ltd.	5,000	55,600
Aoyama Trading Company Ltd.	1,000	25,361
Asahi Breweries Ltd.	7,600	115,683
Asahi Glass Company Ltd.	16,000	214,433
Asahi Kasei Corporation	18,000	144,871
Asatsu-DK, Inc.	200	6,438
Asics Corp.	4,000	61,566
Astellas Pharma, Inc.	9,175	438,543
Autobacs Seven Company Ltd.	200	5,183
Bank of Kyoto Ltd. (The)	4,000	48,191
Bank of Yokohama Ltd. (The)	21,000	144,237
Benesse Corporation	900	34,393
Bridgestone Corporation	11,200	246,595
Canon Marketing Japan Inc.	900	17,990
Canon, Inc.	17,500	949,810
Casio Computer Company Ltd.	4,500	64,238
Central Glass Company Ltd.	2,000	10,066
Central Japan Railway Company	26	275,677
Chiba Bank Ltd. (The)	14,000	107,678
Chiyoda Corp.	2,000	35,853
Chubu Electric Power Company, Inc.	11,400	294,791
Chugai Pharmaceutical Company Ltd.	4,500	74,141
Circle K Sunkus Company Ltd.	300	4,654
Citizen Holding Co.,Ltd.	4,700	47,181
Coca-Cola West Japan Company Ltd.	1,200	28,196
COMSYS Holdings Corporation	1,000	10,940
Credit Saison Company Ltd.	2,400	61,659
CSK Corp.	800	31,198
KDDI Corporation	40	296,449
Dai Nippon Printing Company Ltd.	11,000	156,887
Daicel Chemical Industries Ltd.	3,000	23,671
Daido Steel Co. Ltd.	8,000	67,864
Daifuku Co. Ltd.	1,000	11,369
Daiichi Sankyo Co. Ltd.	11,702	350,882
Daikin Industries Ltd.	4,100	196,652
Dainippon Ink & Chemical, Inc.	14,000	61,694
Dainippon Screen Manufacturing Company Ltd.	2,000	12,004
Daito Trust Construction Company Ltd.	1,600	77,010
Daiwa House Industry Company Ltd.	9,000	117,032
Daiwa Securities Group, Inc.	22,000	208,213
Denki Kagaku Kogyo KK	6,000	33,582
Denso Corporation	7,700	288,858
Dentsu, Inc.	33	93,460
Dowa Mining Company Ltd.	3,000	37,775
E*Trade Securities Co. Ltd.	25	23,613
eAccess Ltd.	19	10,521
East Japan Railway Company	53	417,909
Ebara Corporation	5,000	22,995
EDION Corp.	900	9,998
Eisai Company Ltd.	4,100	193,574
Electric Power Development Company	2,840	110,071
Elpida Memory, Inc. *	1,500	54,743
Familymart Company Ltd.	600	15,613
Fanuc Ltd.	3,100	314,762
Fast Retailing Company Ltd.	1,000	57,579
Fuji Electric Holdings Company Ltd.	7,000	31,085
Fuji Soft ABC, Inc.	200	4,083
FUJIFILM Holding Corp.	8,500	390,593

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Fujikura Ltd.	4,000	$25,230
Fujitsu Ltd.	30,000	211,114
Fukuoka Financial Group, Inc.	12,000	69,968
Furukawa Electric Company Ltd. (The)	8,000	38,970
Glory Ltd.	800	25,347
Goodwill Group, Inc. (The) *	12	2,239
Gunma Bank Ltd.	5,000	33,196
Gunze Ltd.	2,000	9,827
Hachijuni Bank (The), Ltd.	3,000	21,499
Hakuhodo DY Holdings, Inc.	660	46,243
Hankyu Department Stores, Inc.	1,000	8,238
Hankyu Holdings, Inc.	18,600	94,817
Haseko Corp. *	17,000	40,504
Hikari Tsushin, Inc.	200	5,460
Hino Motors Ltd.	2,000	15,251
Hirose Electric Company Ltd.	630	76,370
Hiroshima Bank (The), Ltd.	10,000	54,370
Hitachi Cable Ltd.	1,000	6,179
Hitachi Chemical Company Ltd.	2,300	47,426
Hitachi Construction Machinery Company Ltd.	2,000	79,458
Hitachi Credit Corporation	400	5,023
Hitachi High-Technologies Corp.	700	15,976
Hitachi Ltd.	58,000	383,966
Hokkaido Electric Power Company, Inc.	3,000	64,803
Hokugin Financial Group, Inc.	19,000	53,504
Honda Motor Company Ltd.	25,700	855,987
House Foods Corporation	500	8,710
Hoya Corporation	7,100	241,314
Ibiden Co. Ltd.	2,200	184,263
Idemitsu Kosan Co. Ltd.	200	22,376
IHI Corp.	21,000	65,664
Inpex Holdings, Inc.	14	143,278
Isetan Company Ltd.	3,900	52,523
Ito En Ltd.	800	19,451
Ito En, Ltd. Preferred *	240	4,775
Itochu Corporation	25,000	301,862
Itochu Techno-Science Corporation	300	10,547
J Front Retailing Co., Ltd. *	5,600	55,100
Jafco Company Ltd.	400	14,750
Japan Airlines System Corporation *†	14,000	30,297
Japan Petroleum Exploration Company	500	37,047
Japan Prime Realty Investment Corp. REIT	5	20,783
Japan Real Estate Investment Corporation REIT	6	71,723
Japan Retail Fund Investment Corporation REIT	4	34,654
Japan Steel Works Ltd. (The)	6,000	99,092
Japan Tobacco, Inc.	78	427,847
JFE Holdings, Inc.	9,300	656,005
JGC Corp.	3,000	57,573
Joyo Bank Ltd.	9,000	49,911
JSR Corporation	3,800	92,803
JTEKT Corporation	3,700	64,883
Jupiter Telecommunications Co. *	23	17,819
Kajima Corporation	19,000	65,063
Kamigumi Company Ltd.	5,000	41,861
Kaneka Corporation	6,000	50,266
Kansai Electric Power Company, Inc. (The)	12,200	278,337
Kansai Paint Company Ltd.	2,000	15,319
Kao Corporation	9,000	268,313
Kawasaki Heavy Industries Ltd.	19,000	$74,009
Kawasaki Kisen Kaisha Ltd.	9,000	131,409
Keihin Electric Express Railway Company Ltd.	7,000	45,276
Keio Electric Railway Company Ltd.	12,000	74,673
Keisei Electric Railway Co. Ltd.	7,000	38,717
Keyence Corporation	530	117,315
Kikkoman Corporation	2,000	30,133
Kinden Corporation	1,000	9,116
Kinki Nippon Railway Company Ltd.	30,000	93,081
Kirin Holdings Co. Ltd.	13,000	171,390
KK DaVinci Advisors *	13	9,711
Kobe Steel Ltd.	46,000	170,946
Kokuyo Company Ltd.	700	7,262
Komatsu Ltd.	15,000	500,127
Komori Corporation	430	10,514
Konami Corporation	1,200	32,683
Konica Minolta Holdings, Inc.	7,500	126,648
Kose Corporation	400	10,599
Kubota Corporation	19,000	155,223
Kuraray Company Ltd.	7,000	88,430
Kurita Water Industries Ltd.	1,500	50,594
Kyocera Corporation	2,600	242,482
Kyowa Hakko Kogyo Company Ltd.	7,000	71,799
Kyushu Electric Power Company, Inc.	5,300	140,031
Lawson, Inc.	1,700	53,648
Leopalace21 Corporation	2,400	78,497
Mabuchi Motor Company Ltd.	400	26,009
Makita Corporation	2,100	91,482
Marubeni Corporation	27,000	246,437
Marui Company Ltd.	4,000	44,037
Matsui Securities Co. Ltd.	1,100	8,379
Matsumotokiyoshi Company Ltd. ‡	300	5,580
Matsushita Electric Industrial Company Ltd.	33,000	613,146
Matsushita Electric Works Ltd.	4,000	48,047
Mediceo Paltac Holdings Company Ltd.	2,100	32,036
Meiji Dairies Corporation	6,000	33,857
Meiji Seika Kaisha Ltd.	5,000	25,132
Meitec Corporation	300	8,789
Millea Holdings, Inc.	12,800	512,806
Minebea Company Ltd.	9,000	61,359
Mitsubishi Chemical Holdings Corp.	18,000	156,344
Mitsubishi Corporation	22,500	708,761
Mitsubishi Electric Corporation	33,000	411,757
Mitsubishi Estate Company Ltd.	19,000	541,632
Mitsubishi Gas Chemical Company, Inc.	7,000	64,638
Mitsubishi Heavy Industries Ltd. †	56,000	364,139
Mitsubishi Logistics Corporation	3,000	42,096
Mitsubishi Materials Corporation	18,000	111,229
Mitsubishi Rayon Company Ltd.	10,000	70,526
Mitsubishi UFJ Financial Group, Inc. ‡	133	1,169,663
Mitsubishi UFJ Lease & Finance Co., Ltd.	440	14,541
Mitsubishi UFJ Securities Company Ltd. ‡	6,000	53,822
Mitsui & Company Ltd.	28,000	677,267
Mitsui Chemicals, Inc.	13,000	128,340
Mitsui Engineering & Shipbuilding Company Ltd.	12,000	67,587
Mitsui Fudosan Company Ltd.	14,000	386,623
Mitsui Mining & Smelting Company Ltd.	12,000	51,442
Mitsui O.S.K. Lines Ltd.	17,000	273,590

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Mitsui Sumitomo Insurance Company Ltd.	21,000	$245,676
Mitsui Trust Holdings, Inc.	13,000	100,883
Mitsukoshi Ltd.	6,000	27,163
Mitsumi Electric Company Ltd.	1,700	69,055
Mizuho Financial Group, Inc.	157	886,895
Murata Manufacturing Company Ltd.	3,600	258,151
NEC Corporation	34,000	164,370
NTT DoCoMo, Inc.	279	396,652
Namco Bandai Holdings, Inc.	4,150	60,124
NEC Electronics Corporation *	300	8,589
NGK Insulators Ltd.	4,000	128,159
NGK Spark Plug Company Ltd. †	4,000	61,848
NHK Spring Co. Ltd.	2,000	15,194
Nichirei Company	2,000	9,164
Nidec Corporation	1,600	111,563
Nikko Cordial Corporation	6,500	81,532
Nikon Corporation	5,000	170,909
Nintendo Company Ltd.	1,700	877,870
Nippon Building Fund, Inc. REIT	7	101,357
Nippon Electric Glass Company Ltd.	6,500	104,058
Nippon Express Company Ltd.	14,000	69,331
Nippon Kayaku Company Ltd.	3,000	24,892
Nippon Light Metal Company Ltd.	3,000	6,582
Nippon Meat Packers, Inc.	2,000	22,197
Nippon Mining Holdings, Inc.	16,000	159,557
Nippon Oil Corporation	21,000	193,877
Nippon Sanso Corporation	6,000	53,873
Nippon Sheet Glass Company Ltd.	14,000	85,096
Nippon Shokubai Company Ltd.	1,000	9,712
Nippon Steel Corporation	96,000	688,272
Nippon Telegraph & Telephone Corporation	87	404,298
Nippon Unipac Holding	21	64,852
Nippon Yusen Kabushiki Kaisha	18,000	174,832
Nishimatsu Construction Company Ltd.	2,000	6,031
Nishi-Nippon City Bank Ltd. (The)	16,000	44,731
Nissan Chemical Industries Ltd.	2,000	24,649
Nissan Motor Company Ltd.	36,600	365,229
Nisshin Seifun Group, Inc.	2,200	20,679
Nisshin Steel Company Ltd.	15,000	67,311
Nisshinbo Industries, Inc.	4,000	55,373
Nissin Food Products Company Ltd.	1,100	39,181
Nitori Company Ltd.	300	14,169
Nitto Denko Corporation	2,800	129,692
NOK Corporation	2,800	59,769
Nomura Holdings, Inc.	29,500	490,850
Nomura Real Estate Holdings, Inc.	600	17,480
Nomura Real Estate Office Fund, Inc. REIT	5	52,021
Nomura Research Institute Ltd.	1,350	45,816
NSK Ltd.	7,000	61,187
NTN Corporation	9,000	80,087
NTT Data Corporation	25	111,110
NTT Urban Development Corporation	24	49,452
Obayashi Corporation	11,000	50,777
Obic Company Ltd.	100	19,350
Odakyu Electric Railway Company Ltd.	9,000	57,959
Oji Paper Company Ltd.	16,000	77,384
Oki Electric Industry Company Ltd. *	4,000	6,873
Okuma Corp.	2,000	28,985
Okumura Corporation	2,000	10,174
Olympus Corporation	4,000	$163,718
Omron Corporation	4,100	108,034
Onward Holdings Co. Ltd.	2,000	20,184
Oracle Corporation (Japan)	300	13,687
Oriental Land Company Ltd.	1,300	75,292
ORIX Corporation	1,460	330,934
Osaka Gas Company Ltd.	35,000	122,592
OSG Corp.	900	9,336
Otsuka Corp.	200	19,601
Park24 Co. Ltd.	1,200	10,761
Pioneer Corporation	2,000	24,452
Promise Company Ltd.	1,060	25,762
Q.P. Corporation	800	7,308
Rakuten, Inc.	94	36,749
Resona Holdings, Inc.	94	160,445
Ricoh Company Ltd.	12,000	252,596
Rinnai Corporation	300	8,926
Rohm Company Ltd.	1,500	132,266
Round One Corp.	4	8,820
Ryohin Keikaku Company Ltd.	500	28,739
Sanken Electric Company Ltd.	1,000	4,883
Sankyo Company Ltd.	600	24,239
Santen Pharmaceutical Company Ltd.	700	17,503
Sanwa Shutter Corporation	3,000	16,768
Sanyo Electric Company Ltd. *†	39,000	64,003
Sapporo Breweries Ltd. †	4,000	26,341
Sapporo Hokuyo Holdings, Inc.	7	69,324
SBI Holdings, Inc.	111	28,996
Secom Company Ltd.	3,500	167,870
Sega Sammy Holdings, Inc. †	4,348	57,796
Seiko Epson Corporation	1,800	44,436
Seino Transportation Company Ltd.	4,000	36,839
Sekisui Chemical Company Ltd.	8,000	58,500
Sekisui House Ltd.	8,000	100,522
Seven & I Holdings Co. Ltd.	14,240	364,965
Sharp Corporation	17,000	307,303
Shimachu Company Ltd.	600	15,825
Shimamura Company Ltd.	500	46,653
Shimano, Inc.	1,000	34,889
Shimizu Corporation	10,000	54,236
Shin-Etsu Chemical Company Ltd.	6,600	454,156
Shinko Electric Industries	800	17,619
Shinko Securities Co. Ltd.	13,000	59,864
Shinsei Bank Ltd.	21,000	65,869
Shionogi & Company Ltd.	6,000	92,264
Shiseido Company Ltd.	6,000	133,001
Shizuoka Bank Ltd.	8,000	77,449
Showa Denko KK	22,000	82,948
Showa Shell Sekiyu KK	2,900	37,168
SMC Corporation	1,100	150,137
Softbank Corporation †	12,200	224,052
Sojitz Corporation	17,200	74,387
Sompo Japan Insurance, Inc.	14,000	160,149
Sony Corporation	16,300	783,686
Stanley Electric Company Ltd.	2,500	60,017
Sumco Corp.	1,900	76,887
Sumitomo Bakelite Company Ltd. †	2,000	11,475
Sumitomo Chemical Company Ltd.	28,000	239,127
Sumitomo Corporation	18,000	345,770
Sumitomo Electric Industries Ltd.	12,600	199,836
Sumitomo Heavy Industries Ltd.	10,000	127,995
Sumitomo Metal Industries Ltd.	67,000	388,476
Sumitomo Metal Mining Company Ltd.	9,000	216,987
Sumitomo Mitsui Financial Group, Inc.	108	838,032

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Sumitomo Osaka Cement Company Ltd.	4,000	$9,828
Sumitomo Realty & Development Company Ltd.	6,000	210,081
Sumitomo Rubber Industries, Inc.	1,900	23,824
Sumitomo Titanium Corp.	200	17,318
Sumitomo Trust & Banking Company Ltd. (The)	22,000	165,669
Suruga Bank Ltd. (The)	4,000	48,616
Suzuken Company Ltd.	960	32,294
T&D Holdings, Inc.	3,600	220,533
TDK Corporation	2,000	175,376
Taiheiyo Cement Corporation	15,000	56,832
Taisei Corporation	22,000	63,582
Taisho Pharmaceutical Company Ltd.	2,300	45,232
Taiyo Yuden Company Ltd.	1,000	19,709
Takara Holdings, Inc.	2,000	11,721
Takashimaya Company Ltd.	6,000	66,405
Takeda Pharmaceutical Company Ltd.	14,020	983,407
Takefuji Corporation	2,390	47,349
Tanabe Seiyaju Company Ltd.	4,000	50,365
Teijin Ltd.	13,000	63,298
Terumo Corporation	2,800	140,963
THK Company Ltd.	1,600	33,635
TIS, Inc.	300	5,833
Tobu Railway Company Ltd.	13,000	60,964
Toda Corporation	2,000	10,523
Toho Company Ltd.	3,000	59,168
Toho Titanium Co. Ltd.	300	10,969
Tohoku Electric Power Company, Inc.	7,700	164,342
Tokai Rika Co. Ltd.	700	19,406
Tokuyama Corp.	3,000	45,271
Tokyo Broadcasting System	200	5,587
Tokyo Electric Power Company, Inc. (The)	20,100	506,510
Tokyo Electron Ltd.	3,000	189,258
Tokyo Gas Company Ltd.	36,000	167,124
Tokyo Seimitsu Company Ltd.	400	8,280
Tokyo Steel Manufacturing Co. Ltd.	1,300	20,112
Tokyo Tatemono Co. Ltd.	4,000	50,707
Tokyu Corporation	16,000	104,253
Tokyu Land Corporation	9,000	89,856
TonenGeneral Sekiyu KK	3,000	30,109
Toppan Printing Company Ltd.	8,000	82,162
Toray Industries, Inc.	24,000	189,871
Toshiba Corporation †	48,000	446,116
Tosoh Corporation	9,000	58,113
Tostem Inax Holding Corporation	4,900	85,114
Toto Ltd.	7,000	50,664
Toyo Seikan Kaisha Ltd.	3,300	62,050
Toyo Suisan Kaisha Ltd.	1,000	18,796
Toyobo Company Ltd.	14,000	32,665
Toyoda Gosei Company Ltd.	1,800	64,808
Toyota Boshoku Corp.	1,400	47,064
Toyota Industries Corporation	2,700	115,786
Toyota Motor Corporation	45,100	2,638,915
Toyota Tsusho Corp.	4,300	113,830
Trend Micro, Inc.	2,000	86,379
Ube Industries Ltd.	19,000	67,043
UniCharm Corporation	500	30,617
UNY Company Ltd.	2,000	17,399
Ushio, Inc. †	2,600	47,149
USS Company Ltd.	200	13,123
Wacoal Corp.	1,000	12,248
West Japan Railway Company	30	$142,956
Yahoo Japan Corporation	290	109,381
Yakult Honsha Company Ltd.	1,900	43,124
Yamada Denki Company Ltd.	1,400	137,901
Yamaha Corporation	3,700	82,678
Yamaha Motor Company Ltd.	2,900	73,666
Yamato Transport Company Ltd.	7,000	104,680
Yamazaki Baking Company Ltd.	1,000	7,498
Yaskawa Electric Corp.	5,000	61,980
Yokogawa Electric Corporation	3,400	41,214
Zeon Corporation	2,000	19,629
		48,388,341
Luxembourg—0.5%
Acergy SA	2,569	76,066
ArcelorMittal	14,991	1,179,698
Stolt-Nielsen S.A.	550	16,308
		1,272,072
Netherlands—4.5%
ABN AMRO Holding NV	29,921	1,569,732
ASML Holdings NV *	8,253	271,852
Aegon NV	25,182	480,721
Akzo Nobel NV	4,416	363,307
Corio NV	518	44,023
Corporate Express	3,544	38,688
European Aeronautic Defense and Space Company	5,785	177,427
Fugro NV	1,178	95,386
Hagemeyer NV	11,173	51,540
Heineken NV	4,091	267,902
ING Groep NV	30,638	1,359,199
James Hardie Industries NV	6,561	41,298
Royal KPN NV	32,358	559,790
Koninklijke Ahold NV *	21,058	317,243
Koninklijke DSM	2,591	139,348
Koninklijke Philips Electronics NV	18,247	819,695
Oce NV	599	12,555
Qiagen NV *†	3,398	65,411
Randstad Holding NV	1,085	58,633
Reed Elsevier NV	13,028	247,272
Royal Dutch Shell PLC Class A	60,751	2,492,437
Royal Numico NV	2,691	208,163
SBM Offshore NV	2,337	91,696
STMicroelectronics NV	12,142	203,203
TNT NV	7,124	297,935
Unilever NV	28,413	874,823
Vedior NV	3,358	73,789
Wereldhave NV	289	34,667
Wolters Kluwer NV	4,949	146,343
		11,404,078
New Zealand—0.1%
Auckland International Airport Ltd.	8,084	19,133
Contact Energy Ltd.	5,052	35,170
Fisher & Paykel Appliances Holdings Ltd.	1,564	4,213
Fisher & Paykel Healthcare Corporation	8,610	21,501
Fletcher Building Ltd.	10,277	98,753
Sky City Entertainment Group Ltd.	7,838	30,953
Sky Network Television Ltd.	1,544	6,736
Telecom Corporation of New Zealand Ltd.	38,265	129,467
Vector Ltd.	1,296	2,406
		348,332

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Norway—0.9%
Aker Kvaerner ASA	3,235	$102,653
DET Norske Oljeselskap *†	7,200	14,811
DNB NOR ASA	13,364	204,287
Marine Harvest *	29,924	37,959
Norsk Hydro ASA	11,436	494,828
Norske Skogindustrier ASA	2,416	25,773
Ocean RIG ASA *	2,400	17,645
Orkla ASA	14,782	262,734
Petroleum Geo-Services ASA *	2,899	83,424
ProSafe SE	3,100	55,218
Renewable Energy Corporation AS *	2,650	121,538
Schibsted ASA	967	50,733
Statoil ASA	10,873	369,751
Storebrand	3,803	58,860
Tandberg ASA	2,486	59,471
Telenor ASA *	14,385	286,201
TGS Nopec Geophysical Co. ASA *	1,200	24,392
Tomra Systems ASA	1,398	10,060
Yara International ASA	2,625	82,701
		2,363,039
Portugal—0.3%
Banco BPI SA	2,502	21,176
Banco Comercial Portugues SA Class R	28,942	120,491
Banco Espirito Santo SA	2,116	48,094
Brisa-Auto Estradas de Portugal SA	2,875	37,652
Cimpor Cimentos de Portugal SA	1,457	12,073
Electricidade de Portugal SA	31,876	186,086
Jeronimo Martins SGPS SA	6,730	41,367
Portugal Telecom SGPS SA	11,716	164,007
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	2,344	34,847
Sonae SGPS SA	18,467	48,013
		713,806
Singapore—1.0%
Allgreen Properties Ltd.	6,000	7,732
Ascendas Real Estate Investment Trust REIT	7,300	13,410
CapitaCommercial Trust REIT	20,000	38,120
Capitaland Ltd.	23,000	126,058
CapitaMall Trust REIT	22,000	57,713
Chartered Semiconductor Manufacturing Ltd. *	7,000	5,180
City Developments Ltd.	10,000	108,877
ComfortDelgro Corporation Ltd.	37,000	48,195
Cosco Corp. (Singapore) Ltd.	18,000	72,076
DBS Group Holdings Ltd.	18,000	261,012
Fraser and Neave Ltd.	10,000	38,308
Jardine Cycle & Carriage Ltd.	1,000	12,430
Keppel Corp, Ltd.	20,000	193,686
Keppel Land Ltd.	4,000	22,322
Neptune Orient Lines Ltd.	4,000	14,252
Olam International Ltd.	19,000	40,161
Oversea-Chinese Banking Corp.	39,600	236,793
Parkway Holdings Ltd.	15,000	42,712
SembCorp Industries Ltd.	10,340	44,917
SembCorp Marine Ltd.	21,000	65,020
Singapore Airlines Ltd.	8,400	105,044
Singapore Exchange Ltd.	15,000	129,936
Singapore Land Ltd.	1,000	6,841
Singapore Post Ltd.	10,000	$8,199
Singapore Press Holdings Ltd.	24,500	71,164
Singapore Technologies Engineering Ltd.	26,000	68,156
Singapore Telecommunications Ltd.	135,159	365,414
SMRT Corp Ltd.	6,000	6,910
Suntec REIT	5,000	6,562
United Overseas Bank Ltd.	20,000	297,191
United Overseas Land Ltd.	13,000	45,396
Venture Corporation Ltd.	5,000	55,480
Wing Tai Holdings Ltd.	14,000	36,328
		2,651,595
Spain—4.1%
Abertis Infraestructuras SA	4,020	125,760
Acciona SA	445	120,517
Acerinox SA	2,413	72,333
ACS Actividades Construccion y Servicios	3,895	214,359
Altadis SA	4,213	293,585
Antena 3 de Television SA *	1,214	22,404
Banco Bilbao Vizcaya Argentaria SA	61,177	1,432,454
Banco Popular Espanol SA	13,398	230,620
Banco Santander SA	102,494	1,992,724
Cintra Concesiones de Infraestructuras de Transporte SA	4,742	72,156
Corp Mapfre SA	7,235	32,734
Ebro Puleva SA	982	20,132
Endesa SA	10,646	607,230
Fomento de Construcciones Y Contratas SA	687	55,456
Gamesa Corporation Tecnologica SA	3,566	144,892
Gas Natural SDG SA	2,735	153,954
Gestevision Telecinco SA	765	20,085
Grupo Ferrovial SA	1,190	100,518
Iberdrola SA	15,139	886,143
Iberia Lineas Aereas de Espana	9,947	48,539
Inditex SA	3,636	245,352
Indra Sistemas SA	1,576	42,508
Promotora de Informaciones SA	1,051	20,710
Repsol YPF SA	13,202	468,974
Sacyr Vallehermoso SA	1,382	48,162
Sociedad General de Aguas de Barcelona SA Class B	937	35,581
Sogecable SA *	418	15,100
Telefonica SA	74,254	2,070,962
Union Fenosa SA	1,695	99,930
Zardoya Otis SA	1,612	49,961
Zeltia SA	6,642	72,321
		9,816,156
Sweden—2.4%
Alfa Laval AB	1,486	95,051
Assa Abloy AB Class B	4,945	102,169
Atlas Copco AB Class A	11,228	192,789
Atlas Copco AB Class B	6,758	107,321
Axfood AB	275	9,240
Billerud AB	333	4,466
Boliden AB	4,792	101,897
Castellum AB	3,485	43,159
D Carnegie AB	950	19,933
Electrolux AB Class B	4,438	93,800
Elekta AB Class B †	1,525	24,727
Eniro AB	2,820	34,137
Fabege AB	3,032	35,959
Getinge AB	3,096	74,387
Hennes & Mauritz AB Class B	7,434	469,112
Hoganas AB Class B	196	5,205

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

	Shares	Value
COMMON STOCKS—(Continued)
Holmen AB Class B	741	$28,234
Husqvarna AB	3,553	45,647
Kungsleden AB	2,810	35,903
Lundin Petroleum AB *	2,845	32,548
Modern Times Group AB Class B	680	43,805
Nobia AB	1,800	17,321
Nordea Bank AB	34,718	600,704
OMHEX AB	1,822	78,477
Oriflame Cosmetics SA SDR	760	45,954
Sandvik AB	16,020	342,117
SAS AB *	1,903	33,943
Scania AB-Class B	5,968	144,514
Securitas AB Class B	6,443	84,455
Securitas Direct AB Class B *	3,488	10,190
Securitas Systems AB Class B	3,488	12,794
Skandinaviska Enskilda Banken AB Class A	7,991	258,707
Skanska AB Class B	5,991	118,492
SKF AB	6,189	129,653
Ssab Svenskt Stal AB Class A	2,460	90,359
Ssab Svenskt Stal AB Class B	669	22,652
Svenska Cellulosa AB-Class B	10,516	194,962
Svenska Handelsbanken AB Class A	8,670	267,248
Swedish Match AB	5,428	112,189
Tele2 AB Class B	4,495	96,695
Telefonaktiebolaget LM Ericsson Class B	244,436	969,831
TeliaSonera AB	37,998	341,244
Trelleborg AB Class B	1,852	43,513
Volvo AB-Class A	7,630	132,067
Volvo AB-Class B	17,694	306,017
Wihlborgs Fastigheter AB	260	4,793
		6,058,380
Switzerland—6.4%
ABB Ltd.	34,405	900,599
Adecco SA	2,218	130,668
Ciba Specialty Chemicals AG	897	45,586
Clariant AG *	4,264	52,126
Compagnie Financiere Richemont AG Class A	8,750	577,464
Credit Suisse Group	18,055	1,197,436
Geberit AG	650	84,847
Givaudan	95	87,449
Holcim Ltd.	3,351	368,824
Kudelski SA	295	8,314
Kuehne & Nagel International AG	1,071	105,195
Kuoni Reisen Holding	30	14,151
Logitech International S.A. *	2,953	87,723
Lonza Group AG	741	80,505
Nestle SA	6,715	3,003,821
Nobel Biocare Holding AG	407	110,020
Novartis AG	38,336	2,104,471
OC Oerlikon Corporation AG *	92	33,693
PSP Swiss Property AG *	889	47,099
Rieter Holding AG	82	44,389
Roche Holding AG—Genusschein	11,639	2,102,982
Schindler Holding AG	697	43,937
SGS SA	84	95,635
Sonova Holding AG Registered	891	89,011
Straumann Holding AG	152	42,537
Sulzer AG	61	87,321
Swatch Group AG	1,240	79,230
Swatch Group AG Class B	515	168,315
Swiss Life Holding *	549	141,870
Swiss Reinsurance †	6,044	536,334
Swisscom AG	356	$134,903
Syngenta AG	1,724	372,189
Synthes, Inc.	987	110,211
UBS AG	33,065	1,772,699
Zurich Financial Services AG	2,425	725,396
		15,586,950
United Kingdom—20.2%
3i Group PLC	6,812	138,768
Aegis Group PLC	10,694	27,282
Aggreko PLC	3,629	42,723
Amec PLC	4,597	69,028
Anglo American PLC	22,493	1,503,566
ARM Holdings PLC	28,921	90,682
Arriva PLC	2,576	40,531
AstraZeneca PLC	25,239	1,260,554
Aviva PLC	43,339	648,432
BG Group PLC	55,435	955,676
BAE Systems PLC	54,477	546,279
Balfour Beatty PLC	5,436	52,541
Barclays PLC	109,701	1,330,730
Barratt Developments PLC	5,236	79,899
BBA Aviation PLC	7,304	33,902
Bellway PLC	1,998	42,031
Berkeley Group Holdings PLC *	994	29,050
BHP Billiton PLC	39,653	1,415,543
Biffa PLC	4,042	18,245
Bovis Homes Group PLC	2,241	29,893
BP PLC	318,898	3,680,966
British Airways PLC *	10,357	80,838
British American Tobacco PLC	25,350	905,344
British Energy Group PLC	16,175	175,353
British Land Company PLC	9,097	217,201
British Sky Broadcasting PLC	20,783	294,989
Brixton PLC	3,366	24,920
BT Group PLC	141,298	884,668
Bunzl PLC	6,330	89,724
Burberry Group PLC	8,387	112,081
Cadbury Schweppes PLC	35,554	412,621
Capita Group PLC	10,792	159,239
Carnival PLC	3,316	157,816
Carphone Warehouse Group PLC	9,216	65,570
Cattles PLC	4,437	31,604
Centrica PLC	61,989	480,721
Charter PLC *	3,320	80,115
Close Brothers Group PLC	1,677	27,754
Cobham PLC	22,875	90,425
Compass Group PLC	35,477	218,294
Cookson Group PLC	2,753	42,917
CSR PLC *	1,360	17,890
Daily Mail and General Trust NV Class A	5,678	72,929
Davis Service Group PLC	3,894	42,631
De La Rue PLC	2,241	33,278
Diageo PLC	44,103	964,963
DSG International PLC	34,463	94,635
Electrocomponents PLC	8,176	42,139
EMAP PLC	4,184	75,001
Enterprise Inns PLC	10,091	121,625
Experian Group Ltd.	17,497	184,116
FirstGroup PLC	6,943	96,986
FKI PLC	16,782	31,051
Friends Provident PLC	34,247	119,926
G4S PLC	21,040	86,489
Galiform PLC *	16,853	37,763
GKN PLC	12,327	88,944
GlaxoSmithKline PLC	94,226	2,493,854
Great Portland Estates PLC	3,098	37,754

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
	HSBC Holdings PLC	193,417	$3,564,341
	Hammerson PLC	4,335	103,169
	Hays PLC	22,745	61,493
	HBOS PLC	62,763	1,172,021
	Hilton Group PLC	10,175	89,568
	Home Retail Group	15,769	119,540
	ICAP PLC	8,924	95,739
	Imi PLC	4,190	45,433
	Imperial Chemical Industries PLC	20,725	274,223
	Imperial Tobacco Group PLC	11,408	520,492
	Inchcape PLC	8,732	74,865
	Intercontinental Hotels Group PLC	4,710	93,232
	International Power PLC	24,040	221,425
	Intertek Testing Services Ltd.	2,153	41,447
Invensys PLC	*	15,349	96,729
	INVESCO PLC	14,343	193,348
	Investec PLC	7,041	73,634
	J Sainsbury PLC	24,871	293,340
	Johnson Matthey PLC	3,762	127,934
	Kelda Group PLC	4,152	72,989
Kelda Group PLC Deferred Shares	‡d	5,398	—
	Kesa Electricals PLC	6,658	37,432
	Kingfisher PLC	43,785	159,879
	Land Securities Group PLC	8,073	276,582
	Legal & General Group PLC	117,475	319,879
	Liberty International PLC	4,854	112,859
	Lloyds TSB Group PLC	94,099	1,038,825
	LogicaCMG PLC	23,317	71,792
	London Stock Exchange Group PLC	3,304	110,822
	Man Group PLC	31,375	354,669
	Marks & Spencer Group PLC	29,794	373,918
	Meggitt PLC	11,533	74,441
	Michael Page International PLC	6,451	54,375
	Misys PLC	7,750	35,262
	Mondi PLC	6,179	58,661
	National Express Group PLC	2,122	53,392
	National Grid PLC	44,896	716,715
	Next PLC	3,913	156,540
	Old Mutual PLC	92,615	302,181
	Pearson PLC	15,079	232,839
	Persimmon PLC	4,747	92,962
	Premier Farnell PLC	10,689	34,498
	Prudential PLC	41,130	629,040
	Punch Taverns PLC	4,246	85,087
	Rank Group PLC	6,039	19,853
	Reckitt Benckiser PLC	10,155	594,075
	Reed Elsevier PLC	22,812	287,772
	Rentokil Initial PLC	31,388	106,867
	Resolution PLC	11,693	162,486
	Reuters Group PLC	20,631	271,114
	Rexam PLC	9,593	107,533
	Rio Tinto PLC	16,874	1,449,206
Rolls-Royce Group PLC	*	28,226	300,678
	Royal Bank of Scotland Group PLC	158,893	1,710,787
	Royal Dutch Shell PLC Class B	46,040	1,885,080
	SABMiller PLC	15,547	441,065
	Sage Group PLC	23,751	120,637
	Schroders PLC	2,678	75,541
	Scottish & Newcastle PLC	13,361	166,450
	Scottish & Southern Energy PLC	14,681	452,171
	Segro PLC REIT	6,198	62,921
	Serco Group PLC	9,839	83,062
	Severn Trent PLC	4,129	118,300
	Signet Group PLC	37,938	64,697
	Smith & Nephew PLC	16,803	204,618
	Smiths Group PLC	6,367	$138,955
	SSL International PLC	4,822	41,831
	Stagecoach Group PLC	7,725	35,686
Stagecoach Group PLC-Class C	‡d	12,018	—
	Standard Life PLC	35,072	206,285
	Tate & Lyle PLC	8,459	69,285
	Taylor Wimpey PLC	19,815	111,639
	Tesco PLC	129,504	1,158,332
Thomas Cook Group PLC	*	4,606	26,190
	Tomkins PLC	18,433	85,456
	Travis Perkins PLC	2,137	67,265
	Trinity Mirror PLC	6,163	51,734
TUI Travel plc	*	6,869	35,341
	Tullett Prebon PLC	2,250	19,797
	Unilever PLC	21,693	685,285
	United Business Media PLC	5,209	73,480
	United Utilities PLC	13,204	188,377
	Vodafone Group PLC	873,442	3,141,619
	Whitbread PLC	3,770	124,993
	William Hill PLC	4,532	59,425
	Wolseley PLC	11,133	187,561
	WPP Group PLC	20,832	280,482
	Xstrata PLC	10,242	678,719
	Yell Group PLC	14,326	125,266
			50,226,017
TOTAL COMMON STOCKS
(Cost $168,269,259)			234,415,378

PREFERRED STOCKS—0.3%
Germany—0.3%
	Henkel KGaA	2,868	147,205
	Porsche AG	150	317,637
	ProSieben SAT.1 Media AG	1,687	52,955
	RWE AG	479	53,785
	Volkswagen AG	1,547	212,247
			783,829
Italy—0.0%
	Unipol Gruppo Finanziario SpA—Preferred	16,591	51,820
TOTAL PREFERRED STOCKS
(Cost $469,227)			835,649

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.3%
U.S. Treasury Bills—0.3%
U.S. Treasury Bill
4.040%	12/20/2007	**
(Cost $5,548,478)			$800,000	792,638

RIGHTS—0.1%
Austria—0.0%
Raiffeisen International Bank-Holding AG Rights
	12/31/2015	‡d	621	—
Wienerberger AG Rights
	12/31/2009	‡d	1,303	—
				—

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Coupon Rate	Maturity Date		Face	Value
RIGHTS—(Continued)
Belgium—0.1%
Fortis Rights
0.000%	12/31/2009	*†	$20,969	$111,040
Groupe Bruxelles Lambert SA Rights
0.000%	06/26/2007		2	2
				111,042
Italy—0.0%
Capitalia Rights
0.000%	12/31/2009	‡d	29,679	—
TOTAL RIGHTS
(Cost $101,735)				111,042

CASH EQUIVALENTS—1.2%
Institutional Money Market Funds—0.1%
Reserve Primary Money Market Fund
5.380%	10/01/2007	††	232,375	232,375
Bank & Certificate Deposits/Offshore Time Deposits—1.1%
ABN Amro Bank NV
4.970%	10/24/2007	††	85,610	85,610
Bank of Montreal
5.520%	10/15/2007	††	36,690	36,690
Bank of Nova Scotia
5.540%	10/17/2007	††	36,690	36,690
Bank of Nova Scotia
5.340%	10/19/2007	††	97,840	97,840
Bank of Nova Scotia
5.000%	10/25/2007	††	48,920	48,920
Barclays
5.330%	11/05/2007	††	61,150	61,150
Barclays
5.330%	10/15/2007	††	61,150	61,150
Barclays
5.320%	10/09/2007	††	24,460	24,460
BNP Paribas
5.420%	10/15/2007	††	24,460	24,460
BNP Paribas
5.200%	10/01/2007	††	122,300	122,300
BNP Paribas
5.000%	10/25/2007	††	85,610	85,610
Calyon
5.500%	10/16/2007	††	36,690	36,690
Calyon
5.330%	11/07/2007	††	36,690	36,690
Calyon
5.250%	10/01/2007	††	244,602	244,602
Canadian Imperial Bank of Commerce
5.340%	11/09/2007	††	36,690	36,690
Dexia Group
5.100%	11/05/2007	††	36,690	36,690
Fortis Bank
5.250%	10/01/2007	††	73,380	73,380
Lloyds TSB Bank
5.650%	10/12/2007	††	97,840	97,840
Merrill Lynch & Company
4.950%	10/01/2007	††	195,680	195,680
Morgan Stanley & Company
4.950%	10/01/2007	††	171,220	171,220
National Australia Bank
5.190%	10/01/2007	††	$220,140	$220,140
Nordea Bank Finland PLC
5.450%	10/23/2007	††	61,150	61,150
Rabobank Nederland
5.000%	10/04/2007	††	36,690	36,690
Rabobank Nederland
4.910%	10/03/2007	††	73,380	73,380
Royal Bank of Scotland
5.450%	10/19/2007	††	36,690	36,690
Royal Bank of Scotland
5.430%	10/26/2007	††	61,150	61,150
Royal Bank of Scotland
5.330%	11/07/2007	††	24,460	24,460
Societe Generale
5.120%	11/01/2007	††	61,150	61,150
Societe Generale
4.950%	10/22/2007	††	48,920	48,920
Svenska Handlesbanken
5.200%	10/01/2007	††	257,020	257,020
Toronto Dominion Bank
5.610%	10/12/2007	††	73,380	73,380
Toronto Dominion Bank
5.320%	10/09/2007	††	48,920	48,920
Toronto Dominion Bank
5.320%	10/03/2007	††	61,150	61,150
UBS AG
5.450%	10/22/2007	††	36,690	36,690
UBS AG
5.370%	11/08/2007	††	36,690	36,690
UBS Finance AG
5.580%	10/01/2007	††	36,690	36,690
				2,788,632
Floating Rate Instruments/Master Notes—0.0%
Wells Fargo
5.450%	10/12/2007	††	61,150	61,150
TOTAL CASH EQUIVALENTS
(Cost $3,082,157)				3,082,157

REPURCHASE AGREEMENTS—3.7%
United States—3.7%
State Street Bank & Trust Repurchase Agreement, dated 09/28/2007, due 10/01/2007, with a maturity value of $9,211,883 and an effective yield of 4.15% collateralized by U.S. Government and Agency Obligations, with rates ranging from 4.183% to 4.212%, a maturity of 07/01/2033, and an aggregate market value of $9,393,897.			9,208,698	9,208,698
TOTAL INVESTMENTS—99.5%
(Cost $181,923,715)				248,445,562
Other assets less liabilities—0.5%				1,318,627
NET ASSETS—100.0%				$249,764,189

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS—(Continued)

September 30, 2007 (Unaudited)

Vantagepoint Overseas
Equity Index Fund

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

*	Non-income producing security.

†	Denotes all or a portion of security on loan.

‡	Security valued at fair value as determined by policies approved by the board of directors.

**	Security has been pledged as collateral for futures contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.

d	Security has no market value at 09/30/2007.

Percentage of Portfolio by Industry (unaudited):

Banking	16.2%
Oil & Gas	8.4%
Pharmaceuticals	5.5%
Telephone Systems	5.4%
Insurance	5.3%
Beverages, Food & Tobacco	4.9%
Metals	5.2%
Electric Utilities	4.7%
Automotive	3.9%
Commercial Services	3.2%
Financial Services	3.1%
Real Estate	2.6%
Electronics	2.9%
Retailers	2.5%
Chemicals	2.5%
Communications	2.5%
Transportation	1.6%
Heavy Machinery	1.7%
Media—Broadcasting & Publishing	1.3%
Building Materials	1.1%
Food Retailers	1.2%
Computer Software & Processing	0.9%
Medical Supplies	0.9%
Computers & Information	0.8%
Cosmetics & Personal Care	0.8%
Entertainment & Leisure	0.6%
Heavy Construction	0.8%
Aerospace & Defense	0.5%
Textiles, Clothing & Fabrics	0.4%
Apparel Retailers	0.4%
Home Construction, Furnishings & Appliances	0.2%
Water Companies	0.4%
Forest Products & Paper	0.3%
U.S. Treasury Bills	0.3%
Electrical Equipment	0.3%
Restaurants	0.4%
Airlines	0.1%
Advertising	0.1%
Lodging	0.1%
Distribution/Wholesale	0.2%
Public Administration	0.3%
Containers & Packaging	0.1%
TOTAL COMMON STOCKS	94.6%
Repurchase Agreements	3.7%
Bank & Certificate Deposits/Offshore Time Deposits	1.1%
Institutional Money Market Funds	0.1%
Floating Rate Instruments/Master Notes	0.0%
TOTAL CASH EQUIVALENTS/REPURCHASE AGREEMENTS	4.9%
TOTAL INVESTMENTS	99.5%
Other assets less liabilities	0.5%
TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Model
Portfolio Savings
Oriented Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	9,447,177	$92,015,508
Vantagepoint Equity Income Fund	2,861,170	30,900,631
Vantagepoint Growth & Income Fund	2,430,219	30,985,293
Vantagepoint Inflation Protected Securities	3,053,700	30,689,684
Vantagepoint International Fund	1,105,859	15,780,609
Vantagepoint Low Duration Bond Fund	10,944,775	107,368,244
		307,739,969
TOTAL INVESTMENTS—100.0%
(Cost $296,358,531)		307,739,969
Other assets less liabilities—(0.0%)		(40,796)
NET ASSETS—100.0%		$307,699,173

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Model
Portfolio Conservative
Growth Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	2,081,881	$29,999,912
Vantagepoint Core Bond Index Fund Class I	18,119,113	176,480,157
Vantagepoint Equity Income Fund	5,221,270	56,389,714
Vantagepoint Growth & Income Fund	4,478,572	57,101,791
Vantagepoint Growth Fund	4,217,619	45,634,641
Vantagepoint International Fund	3,651,093	52,101,102
Vantagepoint Low Duration Bond Fund	17,962,406	176,211,202
		593,918,519
TOTAL INVESTMENTS—100.0%
(Cost $524,248,880)		593,918,519
Other assets less liabilities—(0.0%)		(61,961)
NET ASSETS—100.0%		$593,856,558

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Model
Portfolio Traditional
Growth Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	9,953,571	$143,430,958
Vantagepoint Core Bond Index Fund Class I	30,077,694	292,956,741
Vantagepoint Equity Income Fund	16,128,378	174,186,482
Vantagepoint Growth & Income Fund	15,725,608	200,501,504
Vantagepoint Growth Fund	17,209,581	186,207,663
Vantagepoint International Fund	13,939,272	198,913,410
Vantagepoint Low Duration Bond Fund	29,715,098	291,505,110
		1,487,701,868
TOTAL INVESTMENTS—100.0%
(Cost $1,212,160,140)		1,487,701,868
Other assets less liabilities—(0.0%)		(114,460)
NET ASSETS—100.0%		$1,487,587,408

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Model
Portfolio Long-Term
Growth Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	16,976,271	$244,628,071
Vantagepoint Core Bond Index Fund Class I	34,361,276	334,678,832
Vantagepoint Equity Income Fund	20,132,018	217,425,791
Vantagepoint Growth & Income Fund	23,809,481	303,570,878
Vantagepoint Growth Fund	28,292,697	306,126,985
Vantagepoint International Fund	19,847,027	283,217,079
		1,689,647,636
TOTAL INVESTMENTS—100.0%
(Cost $1,315,873,283)		1,689,647,636
Other assets less liabilities—(0.0%)		(125,122)
NET ASSETS—100.0%		$1,689,522,514

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint Model
Portfolio All-Equity
Growth Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	7,466,302	$107,589,412
Vantagepoint Equity Income Fund	9,916,970	107,103,271
Vantagepoint Growth & Income Fund	7,934,141	101,160,304
Vantagepoint Growth Fund	14,335,952	155,115,004
Vantagepoint International Fund	8,924,815	127,357,110
		598,325,101
TOTAL INVESTMENTS—100.0%
(Cost $463,349,095)		598,325,101
Other assets less liabilities—(0.0%)		(51,171)
NET ASSETS—100.0%		$598,273,930

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint
Milestone Retirement
Income Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,680,061	$16,363,796
Vantagepoint Equity Income Fund	433,079	4,677,258
Vantagepoint Growth & Income Fund	549,481	7,005,879
Vantagepoint International Fund	165,959	2,368,234
Vantagepoint Low Duration Bond Fund	1,666,167	16,345,097
		46,760,264
TOTAL INVESTMENTS—100.0%
(Cost $45,594,630)		46,760,264
Other assets less liabilities—(0.0%)		(20,147)
NET ASSETS—100.0%		$46,740,117

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint
Milestone 2010 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,244,270	$21,859,195
Vantagepoint Equity Income Fund	631,089	6,815,764
Vantagepoint Growth & Income Fund	1,186,351	15,125,976
Vantagepoint Growth Fund	190,172	2,057,660
Vantagepoint International Fund	331,912	4,736,385
Vantagepoint Low Duration Bond Fund	1,809,065	17,746,931
		68,341,911
TOTAL INVESTMENTS—100.0%
(Cost $65,127,728)		68,341,911
Other assets less liabilities—(0.0%)		(23,334)
NET ASSETS—100.0%		$68,318,577

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint
Milestone 2015 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,440,484	$33,510,311
Vantagepoint Equity Income Fund	1,082,985	11,696,241
Vantagepoint Growth & Income Fund	2,869,030	36,580,139
Vantagepoint Growth Fund	649,737	7,030,154
Vantagepoint International Fund	935,293	13,346,627
Vantagepoint Low Duration Bond Fund	1,769,948	17,363,190
Vantagepoint Mid/Small Company Index Fund Class I	291,789	5,234,687
		124,761,349
TOTAL INVESTMENTS—100.0%
(Cost $115,153,266)		124,761,349
Other assets less liabilities—(0.0%)		(29,404)
NET ASSETS—100.0%		$124,731,945

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint
Milestone 2020 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,497,090	$24,321,657
Vantagepoint Equity Income Fund	866,691	9,360,258
Vantagepoint Growth & Income Fund	2,678,793	34,154,608
Vantagepoint Growth Fund	610,883	6,609,754
Vantagepoint International Fund	985,169	14,058,362
Vantagepoint Low Duration Bond Fund	738,981	7,249,404
Vantagepoint Mid/Small Company Index Fund Class I	475,032	8,522,081
		104,276,124
TOTAL INVESTMENTS—100.0%
(Cost $95,142,037)		104,276,124
Other assets less liabilities—(0.0%)		(28,161)
NET ASSETS—100.0%		$104,247,963

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint
Milestone 2025 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,667,953	$16,245,857
Vantagepoint Equity Income Fund	642,971	6,944,084
Vantagepoint Growth & Income Fund	2,167,496	27,635,579
Vantagepoint Growth Fund	485,101	5,248,788
Vantagepoint International Fund	830,314	11,848,582
Vantagepoint Low Duration Bond Fund	157,672	1,546,759
Vantagepoint Mid/Small Company Index Fund Class I	438,491	7,866,531
		77,336,180
TOTAL INVESTMENTS—100.0%
(Cost $69,844,380)		77,336,180
Other assets less liabilities—(0.0%)		(24,193)
NET ASSETS—100.0%		$77,311,987

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint
Milestone 2030 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	998,356	$9,723,990
Vantagepoint Equity Income Fund	444,265	4,798,066
Vantagepoint Growth & Income Fund	1,697,122	21,638,311
Vantagepoint Growth Fund	385,631	4,172,531
Vantagepoint International Fund	699,834	9,986,635
Vantagepoint Mid/Small Company Index Fund Class I	388,280	6,965,734
		57,285,267
TOTAL INVESTMENTS—100.0%
(Cost $51,930,789)		57,285,267
Other assets less liabilities—(0.0%)		(20,375)
NET ASSETS—100.0%		$57,264,892

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint
Milestone 2035 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	378,226	$3,683,918
Vantagepoint Equity Income Fund	209,945	2,267,411
Vantagepoint Growth & Income Fund	946,818	12,071,932
Vantagepoint Growth Fund	221,244	2,393,857
Vantagepoint International Fund	419,307	5,983,518
Vantagepoint Mid/Small Company Index Fund Class I	242,486	4,350,203
		30,750,839
TOTAL INVESTMENTS—100.1%
(Cost $27,987,412)		30,750,839
Other assets less liabilities—(0.1%)		(22,320)
NET ASSETS—100.0%		$30,728,519

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

Vantagepoint
Milestone 2040 Fund

	Shares	Value
MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	280,693	$2,733,954
Vantagepoint Equity Income Fund	176,553	1,906,768
Vantagepoint Growth & Income Fund	854,732	10,897,830
Vantagepoint Growth Fund	201,401	2,179,163
Vantagepoint International Fund	381,774	5,447,909
Vantagepoint Mid/Small Company Index Fund Class I	227,755	4,085,931
		27,251,555
TOTAL INVESTMENTS—100.1%
(Cost $25,157,485)		27,251,555
Other assets less liabilities—(0.1%)		(18,172)
NET ASSETS—100.0%		$27,233,383

See accompanying notes to schedule of investments.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS
(Unaudited)

Investment Policy and Security Valuation

The equity securities held by each fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“Nasdaq”) are valued at the Nasdaq Official Closing Price. Equity securities not traded on an exchange or on Nasdaq normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation services believed to be reliable. Fixed income debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at amortized cost. Prices for other fixed income securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company’s Board (“Valuation Procedures”). The types of securities for which such fair value pricing may be necessary include, but are not limited to: foreign securities, as discussed below; securities of an issuer that entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small capitalization securities. The valuation of certain foreign equity securities is described below.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ respective net asset values (NAVs) for the purpose of purchasing and/or redeeming orders placed that day.

The Money Market Fund invests all of its assets in the Institutional Class of the AIM Short-Term Investments Trust Liquid Assets Portfolio (“AIM Portfolio”). The AIM Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security’s historical cost adjusted for amortization of discount or premium, if any, approximates market value. On any given business day, the shares of the AIM Portfolio are valued by the Money Market Fund using the AIM Portfolio’s NAV for purchase and/or redemption orders placed that day.

Valuation of Foreign Equity Securities

For foreign equity securities held by the funds and principally traded in markets outside North and South America, the Board approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s valuation procedures.

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange using the “Reuters” snap-shot at 12 pm Eastern Time each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Futures Contracts

Certain funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures contracts may exceed the amounts reflected in the financial statements. As of September 30, 2007, the following funds had the following open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
119	CBT	U.S. 2 Year Treasury Note	December 2007	$24,638,578	$133,875
			Total Unrealized Appreciation		$133,875

Inflation Protected Securities

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
26	CME	90 day Euro	March 2009	$6,214,975	$58,200
8	CME	90 day Euro	June 2009	1,910,000	19,000
26	CME	90 day Euro	September 2008	6,219,850	61,675
23	CME	90 day Euro	December 2008	5,501,888	55,225
1	EUX	Euro Bond	December 2007	160,400	(598)
18	CBT	U.S. Treasury Bond	December 2007	2,004,188	12,149
19	CBT	U.S. Treasury Note	December 2007	2,033,594	(4,250)
20	CBT	U.S. Treasury Note	December 2007	2,185,625	1,531
			Total Unrealized Appreciation		$202,932

Asset Allocation Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
82	CME	E-MINI S&P 500 Index	December 2007	$6,306,210	$180,761
29	CME	S&P 500 Index	December 2007	11,151,225	329,910
764	CBT	U.S. Long Bond	December 2007	85,066,625	456,561
			Total Unrealized Appreciation		$967,232

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
62	CME	E- MINI S&P 500 Index	December 2007	$4,768,110	$107,697
			Total Unrealized Appreciation		$107,697

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
26	CME	E-MINI Russell Index	December 2007	$2,114,320	$50,160
140	CME	E-MINI S&P 500 Index	December 2007	10,766,700	335,103
			Total Unrealized Appreciation		$385,263

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation
35	CME	E-MINI Russell Index	December 2007	$2,846,200	$71,165
33	CME	E-MINI S&P Mid 400 Index	December 2007	2,947,890	73,455
			Total Unrealized Appreciation		$144,620

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Underlying Face Amount at Value	Net Unrealized Appreciation/ Depreciation
97	EUX	DJ Euro Stoxx 50 Index	December 2007	$6,090,687	$(1,780)
30	LIF	FTSE 100 Index	December 2007	3,993,161	(10,827)
26	TSE	Topix Index	December 2007	3,676,608	215,143
			Total Unrealized Appreciation		$202,536

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. Certain funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Such contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of September 30, 2007, the funds had the following open forward foreign currency exchange contracts outstanding:

International Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2007	Net Unrealized Gain/(Loss)
Purchase Contracts
Australian Dollar	10/02/2007	$92,733	$92,473	$(260)
	10/30/2007	1,449,770	1,567,076	117,306
	12/20/2007	1,893,815	2,007,160	113,345
British Pound Sterling	10/01/2007	437,481	440,382	2,901
	10/02/2007	1,053,150	1,060,686	7,536
	10/03/2007	635,405	634,134	(1,271)
Canadian Dollar	10/02/2007	24,746	24,657	(89)
Euro Dollar	10/01/2007	1,055,964	1,062,037	6,073
	10/02/2007	114,563	115,207	644
	12/20/2007	1,913,465	1,962,440	48,975
Hong Kong Dollar	10/02/2007	403,318	402,762	(556)
Japanese Yen	10/01/2007	463,732	465,990	2,258
	10/02/2007	871,748	871,404	(344)
Norwegian Krone	10/01/2007	124,441	126,571	2,130
	10/02/2007	200,715	202,166	1,451
	10/03/2007	232,386	231,529	(857)
Republic of Korea Won	10/01/2007	420,085	420,177	92
Singapore Dollar	10/02/2007	381,602	382,913	1,311
South African Rand	10/02/2007	11,492	11,660	168
	10/03/2007	27,384	27,567	183
	10/04/2007	4,937	4,942	5
Swiss Franc	10/01/2007	446,363	447,930	1,567
	10/02/2007	113,329	113,076	(253)
	10/03/2007	20,807	20,743	(64)
		Net Gain on Purchase Contracts		$302,251

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2007	Net Unrealized Gain/(Loss)
Sale Contracts
Australian Dollar	10/02/2007	$8,016	$8,067	$(51)
British Pound Sterling	10/02/2007	107,472	107,881	(409)
Danish Krone	10/01/2007	147,153	148,398	(1,245)
Euro Dollar	10/01/2007	78,636	78,930	(294)
	10/03/2007	33,112	33,032	80
Hong Kong Dollar	10/02/2007	122,924	122,987	(63)
	10/03/2007	437,102	437,266	(164)
Japanese Yen	10/01/2007	368,988	371,842	(2,854)
	10/02/2007	60,317	60,257	60
	12/06/2007	4,103,312	4,077,684	25,628
	12/20/2007	1,893,815	1,934,793	(40,978)
	12/20/2007	1,913,465	1,934,750	(21,285)
South African Rand	10/01/2007	120,716	123,187	(2,471)
	10/05/2007	41,544	41,547	(3)
Swedish Krona	10/02/2007	22,200	22,329	(129)
Swiss Franc	10/30/2007	1,449,769	1,494,346	(44,577)
		Net Loss on Sale Contracts		$(88,755)
		Net Unrealized Gain on Forward Foreign Currency Contracts		$213,496

Overseas Equity Index Fund

Currency	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2007	Net Unrealized Gain/(Loss)
Purchase Contracts
British Pound Sterling	12/19/2007	$2,997,919	$3,019,107	$21,188
Euro Dollar	12/19/2007	5,502,906	5,647,004	144,098
Japanese Yen	12/19/2007	3,386,772	3,342,544	(44,228)
		Net Gain on Purchase Contracts		$121,058
Sale Contracts
British Pound Sterling	12/19/2007	$1,028,975	$1,038,436	$(9,461)
Euro Dollar	12/19/2007	1,193,120	1,218,446	(25,326)
Japanese Yen	12/19/2007	823,281	821,190	2,091
		Net Loss on Sale Contracts		$(32,696)
		Net Unrealized Gain on Forward Foreign Currency Contracts		$88,362

Option Contracts

Certain funds may use options to obtain exposure to fixed income sectors without incurring leverage and certain funds may use options for currency management. Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. There are no other transaction fees associated with option contracts other than the premium paid or received. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised. Written option activity for the period ended September 30, 2007 was as follows:

Inflation Protected Securities Fund

	Call Options		Put Options		Total
	Contracts	Premium	Contracts	Premium	Contracts	Premium
Beginning balance as of 01/01/2007	—	$—	—	$—	—	$—
Contracts written	204	$56,680	123	$24,647	327	$81,327
Contracts closed	(81)	$(16,048)	(23)	$(6,222)	(104)	$(22,270)
Contracts expired	—	$—	—	$—	—	$—
Ending balance as of 09/30/2007	123	$40,632	100	$18,425	223	$59,057

Option Type	Inflation Protected Securities	Notional Value	Price	Expiration Date	Value
Call	CBT U.S. 10 Year Treasury Note	$23,000	$0.375	11/20/2007	$8,625
Call	CBT U.S. 10 Year Treasury Note	100,000	$0.375	11/20/2007	$37,500
Put	CBT U.S. 10 Year Treasury Note	100,000	$0.21875	11/20/2007	$21,875
					$68,000

Swaptions

The Inflation Protected Securities Fund invests in swaptions for the purposes of hedging against adverse movements in interest rates. This instrument combines the features of an option and an interest rate swap. A swaption is an option to buy an interest rate swap. The funds record an unrealized gain or loss for the amount expected to be received or paid under the agreement if such agreement was terminated at valuation. The unrealized gain or loss is recorded in the fund’s Statement of Assets and Liabilities. At September 30, 2007, the following written swaptions were open and outstanding for the Inflation Protected Securities Fund:

Exchange	Contract	Notional Value	Price	Expiration Date	Value
OTC	Call — Interest Rate Swap	$300,000	5.67%	08/07/2008	$17,017
OTC	Call — Interest Rate Swap	400,000	5.67%	08/07/2008	$22,689
OTC	Put — Interest Rate Swap	300,000	3.44%	08/07/2008	$10,323
OTC	Put — Interest Rate Swap	400,000	3.44%	08/07/2008	$13,764
					$63,793

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Swap Agreements (Interest Rate and Inflation Rate Swaps)

The Inflation Protected Securities Fund may enter into swap agreements to manage interest rate and credit exposure. Swap agreements involve the exchange between two parties of their respective commitments to pay or receive cash flows. Interest Rate and Inflation Rate swaps normally will be priced by an approved Pricing Service based on a snapshot of the relevant country’s swap curve (Reuters, Bloomberg, and S&P are frequent sources) and a swap valuation model. In the event a Pricing Service is unable to provide a price for a particular swap, the swap will be priced at the fair value of the security as determined by the Pricing Committee of The Vantagepoint Funds (the “Committee”) using a Bloomberg Swap Curve Calculator. The daily change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements involve, to varying degrees, elements of credit, default, prepayment, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, the counterparty to these agreements may default on its obligation to perform and there may be unfavorable changes in interest rates. At September 30, 2007, the Inflation Protected Securities Fund had the following Interest Rate and Inflation Rate swap agreements:

Notional Amount	Expiration Date	Description	Net Unrealized Loss
AUD 8,200,000	6/15/2010	This is an Interest Rate Swap Agreement with Deutsche Bank AG, notional amount 8,200,000 AUD, entered into by PIMCO for the Inflation Protected Securities Fund on June 19, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 7% (the “Fixed Rate”) and pay a floating rate of the 6-month Australian Bank Bill (the “Floating Index”), resetting every six months, during the period from June 2008 to June 15, 2010.	$(2,610)
CAD 200,000	6/20/2017	This is an Interest Rate Swap Agreement with Royal Bank of Scotland PLC, notional amount 200,000 CAD, entered into by PIMCO for the Inflation Protected Securities Fund on July 9, 2007. In this swap, the Fund has contractually arranged to pay a fixed rate of 5.5% (the “Fixed Rate”) and receive a floating rate of the Canada 3-month banker’s acceptance rate (the “Floating Index”), resetting every quarter, during the period from June, 2012 to June 20, 2017.	$(3,240)
EUR 1,100,000	9/14/2012	This is an Inflation Rate Swap Agreement with Barclays Bank PLC, notional amount EUR 1,100,000, entered into by PIMCO for the Inflation Protected Securities Fund on September 12, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 2.07% (the “Fixed Rate”) and pay the French Non-revised Index of Consumer Prices excluding Tobacco (the “Inflation Index”) during the period from September 14, 2007 to September 14, 2012.	$1,979

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Notional Amount	Expiration Date	Description	Net Unrealized Loss
GBP 200,000	9/10/2027	This is an Inflation Rate Swap Agreement with Royal Bank of Scotland PLC, notional amount GBP 200,000, entered into by PIMCO for the Inflation Protected Securities Fund on September 10, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 3.44% (the “Fixed Rate”) and pay the UK Non-revised Retail Price Index All Items (the “Inflation Index”) during the period from September 10, 2007 to September 10, 2027.	$(1,498)
JPY 200,000,000	3/18/2009	This is an Interest Rate Swap Agreement with Morgan Stanley Capital Services Inc., notional amount 200,000,000 JPY, entered into by PIMCO for the Inflation Protected Securities Fund on June 5, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 1% (the “Fixed Rate”) and pay a floating rate of 6-month Japanese LIBOR (the “Floating Index”), resetting every six months, during the period from March 2008 to March 18, 2009.	$(3,022)
USD 100,000	12/19/2037	This is an Interest Rate Swap Agreement with Deutsche Bank AG, notional amount $100,000, entered into by PIMCO for the Inflation Protected Securities Fund on September 7, 2007. In this swap, the Fund has contractually arranged to receive a fixed rate of 5.0%, compounded semiannually (the “Fixed Rate”) and pay a floating rate of 3-month LIBOR (the “Floating Index”), resetting every quarter, during the period from December, 2007 to December 19, 2037.	$(14,180)
USD 600,000	12/19/2012	This is an Interest Rate Swap Agreement with Royal Bank of Scotland PLC, notional amount $600,000, entered into by PIMCO for the Inflation Protected Securities Fund on August 30, 2007. In this swap, the Fund has contractually arranged to pay a fixed rate of 5.0% semiannually (the “Fixed Rate”) and receive a floating rate of 3-month LIBOR rate (the “Floating Index”), resetting every quarter, during the period from December, 2007 to December 19, 2012.	$(3,300)
		Total Unrealized Depreciation	$(25,871)

Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time (“repurchase agreements”) are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund’s Schedule of Investments. The funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank. It is VIA’s responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the funds’ realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

Tax Basis Unrealized Appreciation (Depreciation)

At September 30, 2007, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Money Market	$292,289,504	$—	$—	$—
Low Duration Bond	670,131,938	3,107,048	2,890,832	216,216
Inflation Protected Securities	160,103,442	811,425	1,025,164	(213,739)
Asset Allocation	644,599,342	184,976,580	27,161,966	157,814,614
Equity Income	1,500,110,699	436,451,707	48,337,220	388,114,487
Growth & Income	1,156,470,076	296,711,836	17,029,062	279,682,774
Growth	2,558,592,471	541,437,098	68,295,042	473,142,056
Aggressive Opportunities	1,560,903,151	355,919,878	60,565,899	295,353,979
International	1,034,353,659	236,852,270	18,716,493	218,135,777
Core Bond Index	1,448,939,081	2,983,662	16,878,312	(13,894,650)
500 Stock Index	245,571,019	223,431,509	18,005,234	205,426,275
Broad Market Index	472,358,796	311,494,006	36,798,423	274,695,583
Mid/Small Company Index	205,845,680	82,064,087	18,275,410	63,788,677
Overseas Equity Index	182,989,456	69,207,249	3,751,143	65,456,106
Model Portfolio Savings Oriented	297,176,812	15,717,663	5,154,506	10,563,157
Model Portfolio Conservative Growth	543,445,429	574,721,970	524,248,880	50,473,090
Model Portfolio Traditional Growth	1,296,045,534	203,442,734	11,786,400	191,656,334
Model Portfolio Long-Term Growth	1,365,792,228	334,152,420	10,297,012	323,855,408
Model Portfolio All-Equity Growth	467,366,241	130,958,860	—	130,958,860
Milestone Retirement Income	45,762,572	1,008,139	10,447	997,692
Milestone 2010	65,288,586	3,146,284	92,959	3,053,325
Milestone 2015	115,256,842	9,691,979	187,472	9,504,507
Milestone 2020	95,210,930	9,155,230	90,036	9,065,194
Milestone 2025	69,872,415	7,526,850	63,085	7,463,765
Milestone 2030	51,957,839	5,342,151	14,723	5,327,428
Milestone 2035	28,004,334	2,746,505	—	2,746,505
Milestone 2040	25,164,243	2,087,312	—	2,087,312

Portfolio Securities Loaned

Certain funds lend securities to approved brokers to earn additional income. As of September 30, 2007, certain funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each fund receives compensation in connection with the securities lending program. Collateral is maintained over the life of the loan in an amount not less than 102% of the value of the loaned securities for domestic securities and 105% for foreign securities, as determined by the funds at the close of business each day. Any additional collateral required due to changes in the value of securities is delivered to the funds the next business day. Although the collateral mitigates risk, the funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The risks to the funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if at the time of a default by a borrower some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall purchase and deposit in the funds’ account securities of the same issuer, class, denomination, and with the same dividend and other economic benefits as, and equal in number to the unreturned loaned securities to the extent that such securities are reasonably available on the open market. If the custodian is unable to purchase replacement securities, it will credit to the funds’ account an amount equal to the market value of the unreturned loaned securities.

VANTAGEPOINT FUNDS
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The market value of the securities on loan and the value of the related collateral as September 30, 2007, were as follows:

Fund	Securities on Loan	Collateral	Collateralization %
Low Duration Bond	$3,311,275	$3,390,160	102%
Asset Allocation	29,729,323	30,782,244	104%
Equity Income	160,130,243	166,276,105	104%
Growth & Income	97,800,105	100,963,753	103%
Growth	156,350,462	161,966,989	104%
Aggressive Opportunities	384,478,633	398,854,246	104%
International	49,749,621	51,875,879	104%
Core Bond Index	119,685,261	122,752,978	103%
500 Stock Index	23,930,078	24,742,668	103%
Broad Market Index	59,500,223	61,701,842	104%
Mid/Small Company Index	45,656,746	47,543,699	104%
Overseas Equity Index	3,036,095	3,082,157	102%

The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member FINRA.

VANTAGEPOINT FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG.

Item 2 (Controls and Procedures):

Sub-item 2a. The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2b. There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The certification exhibits are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer
Date	November 29, 2007

By:	/s/ Gerard P. Maus
Gerard P. Maus, Principal Financial Officer
Date	November 29, 2007